UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2018

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Investment Advisory Agreement Approval	31
Privacy Notice	33
Director and Officer Information	36

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Active International Allocation Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$951.60	$1,020.43	$4.26	$4.41	0.88%
Active International Allocation Portfolio Class A	1,000.00	950.00	1,018.79	5.85	6.06	1.21
Active International Allocation Portfolio Class L	1,000.00	947.00	1,016.22	8.35	8.65	1.73
Active International Allocation Portfolio Class C	1,000.00	946.50	1,014.98	9.56	9.89	1.98

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Argentina (0.1%)
Despegar.com Corp. (a)	9,300	$195
Australia (0.0%)
Sonic Healthcare Ltd.	33	1
Austria (0.3%)
Andritz AG	1,291	69
Erste Group Bank AG (a)	11,504	480
		549
Belgium (1.4%)
Anheuser-Busch InBev SA N.V.	20,925	2,114
Groupe Bruxelles Lambert SA	2,680	283
KBC Group N.V.	1,679	129
UCB SA	2,808	221
Umicore SA	2,266	130
		2,877
Brazil (0.5%)
Banco Bradesco SA (Preference)	38,940	270
Banco Santander Brasil SA (Units) (b)	22,600	171
BRF SA (a)	11,400	53
Itau Unibanco Holding SA (Preference)	28,259	294
Lojas Renner SA	17,800	135
Raia Drogasil SA	7,400	127
		1,050
Chile (1.1%)
Banco de Chile	1,018,097	157
Banco de Credito e Inversiones SA	2,335	155
Banco Santander Chile	7,351,145	576
Enel Americas SA	3,093,940	547
Itau CorpBanca	15,688,824	153
SACI Falabella	68,955	632
		2,220
China (5.1%)
AAC Technologies Holdings, Inc. (c)	97,000	1,366
Alibaba Group Holding Ltd. ADR (a)	12,000	2,226
Baidu, Inc. ADR (a)	5,000	1,215
China Literature Ltd. (a)(c)(d)	53	1
China Mengniu Dairy Co., Ltd. (a)(c)	24,000	81
CSPC Pharmaceutical Group Ltd. (c)	46,000	139
Ctrip.com International Ltd. ADR (a)	2,200	105
Hengan International Group Co., Ltd. (c)	6,500	63
JD.com, Inc. ADR (a)(d)	6,600	257
New Oriental Education & Technology Group, Inc. ADR	800	76
Sinopharm Group Co., Ltd. H Shares (c)	12,800	51
Tencent Holdings Ltd. (c)	92,900	4,663
Yum China Holdings, Inc.	2,200	85
		10,328
	Shares	Value (000)
Denmark (1.8%)
Danske Bank A/S	5,709	$179
DSV A/S	1,935	156
ISS A/S	8,889	306
Novo Nordisk A/S Series B	57,408	2,663
Novozymes A/S Series B	3,185	162
Vestas Wind Systems A/S	1,348	83
		3,549
Egypt (0.7%)
Commercial International Bank Egypt SAE	306,818	1,451
Finland (1.1%)
Neste Oyj	2,554	200
Nokia Oyj	110,241	635
Orion Oyj, Class B	2,195	59
Sampo Oyj, Class A	3,513	172
Stora Enso Oyj, Class R	17,162	336
UPM-Kymmene Oyj	14,785	529
Wartsila Oyj Abp	13,446	264
		2,195
France (10.2%)
Accor SA	4,602	226
Aeroports de Paris (ADP)	999	226
Air Liquide SA	4,946	622
Airbus SE	6,995	819
Atos SE	1,887	258
Aubay	1,460	61
AXA SA	14,244	350
BNP Paribas SA	8,075	502
Bureau Veritas SA	10,098	270
Capgemini SE	4,960	667
Carrefour SA (d)	7,927	128
Cie de Saint-Gobain	9,069	405
Cie Generale des Etablissements Michelin SCA	3,015	367
Covivio REIT	804	84
Credit Agricole SA	14,115	189
Danone SA	14,141	1,038
Dassault Systemes SE	3,533	495
Edenred	8,954	283
Eiffage SA	878	96
Elis SA	2,540	58
Engie SA	40,095	615
Essilor International Cie Generale d'Optique SA	2,232	315
Gecina SA REIT (d)	2,619	438
Getlink	5,557	76
Hermes International	230	141
ICADE REIT	1,472	138
Kaufman & Broad SA	1,240	58
Kering SA	687	388
Klepierre SA REIT	3,077	116
Korian SA (d)	1,930	65
L'Oreal SA	2,311	571
Legrand SA	3,229	237

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
France (cont'd)
LNA Sante SA	940	$59
LVMH Moet Hennessy Louis Vuitton SE	1,997	665
Metropole Television SA	2,410	48
Nexity SA	1,000	63
Orpea	520	69
Pernod Ricard SA (d)	2,373	388
Peugeot SA	5,886	134
Publicis Groupe SA (d)	2,045	141
Remy Cointreau SA	269	35
Renault SA	2,209	188
Safran SA	9,103	1,106
Sanofi	20,368	1,633
Sanofi ADR	8,730	349
Societe BIC SA	2,385	221
Societe Generale SA	8,064	340
Sodexo SA	855	86
SPIE SA	2,760	56
Ste Industrielle d'Aviation Latecoere SA (a)	11,470	61
STMicroelectronics N.V.	7,689	172
Synergie SA	1,020	50
Television Francaise 1	4,630	49
Thales SA	4,515	582
TOTAL SA	28,333	1,727
Unibail-Rodamco-Westfield REIT	2,442	538
Valeo SA	7,504	410
Vinci SA	11,881	1,143
Vivendi SA	4,595	113
		20,728
Germany (10.3%)
Adidas AG	5,217	1,139
Allianz SE (Registered)	8,904	1,841
BASF SE	9,194	879
Bayer AG (Registered)	34,925	3,848
Bayerische Motoren Werke AG	4,266	387
Bayerische Motoren Werke AG (Preference)	579	46
Beiersdorf AG	1,535	174
Brenntag AG	1,510	84
CECONOMY AG	5,039	42
Commerzbank AG (a)	75,123	720
Continental AG	2,122	485
Daimler AG (Registered)	12,470	803
Deutsche Boerse AG	4,013	535
Deutsche Post AG (Registered)	14,407	471
Deutsche Wohnen SE	6,540	316
E.ON SE	16,118	172
Fresenius Medical Care AG & Co., KGaA	6,022	607
GEA Group AG	6,574	222
Hannover Rueck SE (Registered)	799	100
HeidelbergCement AG	3,654	308
Henkel AG & Co., KGaA	593	66
Henkel AG & Co., KGaA (Preference)	3,408	436
	Shares	Value (000)
Infineon Technologies AG	16,921	$431
Linde AG	1,525	319
Merck KGaA	3,052	298
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,162	457
Porsche Automobil Holding SE (Preference)	1,949	124
QIAGEN N.V. (a)	24,063	877
RWE AG	5,480	125
SAP SE	23,453	2,710
Siemens AG (Registered)	3,965	524
Uniper SE	3,226	96
United Internet AG (Registered)	10,658	611
Vonovia SE	8,829	420
Zalando SE (a)	3,894	218
		20,891
Hong Kong (1.6%)
AIA Group Ltd.	122,800	1,074
BOC Hong Kong Holdings Ltd.	40,500	191
CK Asset Holdings Ltd.	29,000	230
Galaxy Entertainment Group Ltd.	25,000	194
Hang Seng Bank Ltd.	8,200	205
Hong Kong Exchanges & Clearing Ltd.	13,132	395
I-CABLE Communications Ltd. (a)	19,285	—	@
Link REIT	23,500	215
MTR Corp., Ltd.	16,719	92
Sands China Ltd.	26,000	139
Sun Hung Kai Properties Ltd.	17,000	256
Swire Pacific Ltd., Class A	6,500	69
Wharf Real Estate Investment Co., Ltd.	16,000	114
		3,174
Hungary (0.1%)
OTP Bank Nyrt	7,656	277
India (5.1%)
Ashok Leyland Ltd.	691,924	1,270
Bharat Petroleum Corp., Ltd.	68,526	373
Eicher Motors Ltd.	1,565	653
Housing Development Finance Corp., Ltd.	39,997	1,114
ICICI Bank Ltd.	189,283	761
IndusInd Bank Ltd.	51,883	1,463
Marico Ltd.	292,091	1,414
Maruti Suzuki India Ltd.	10,517	1,355
Shree Cement Ltd.	3,949	896
Zee Entertainment Enterprises Ltd.	138,122	1,097
		10,396
Indonesia (1.9%)
Astra International Tbk PT	1,008,100	464
Bank Central Asia Tbk PT	620,500	930
Bank Mandiri Persero Tbk PT	947,000	453
Bank Rakyat Indonesia Persero Tbk PT	2,792,000	553
Charoen Pokphand Indonesia Tbk PT	406,700	105
Gudang Garam Tbk PT	26,500	124
Hanjaya Mandala Sampoerna Tbk PT	491,700	123

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Indonesia (cont'd)
Kalbe Farma Tbk PT	1,161,400	$99
Perusahaan Gas Negara Persero Tbk	585,800	82
Surya Citra Media Tbk PT	367,000	53
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	665
Unilever Indonesia Tbk PT	80,300	258
		3,909
Ireland (0.9%)
Bank of Ireland Group PLC	7,025	55
CRH PLC	27,786	985
Kerry Group PLC, Class A	2,429	254
Ryanair Holdings PLC ADR (a)(d)	4,877	557
		1,851
Japan (14.3%)
ANA Holdings, Inc.	5,000	184
Asahi Glass Co., Ltd. (d)	1,660	65
Asahi Group Holdings Ltd.	5,100	261
Asahi Kasei Corp.	12,000	153
Astellas Pharma, Inc.	21,700	331
Bandai Namco Holdings, Inc.	4,100	169
Bridgestone Corp.	8,200	321
Canon, Inc.	11,104	364
Central Japan Railway Co.	2,192	455
Chugai Pharmaceutical Co., Ltd.	2,000	105
Concordia Financial Group Ltd.	33,400	170
Dai-ichi Life Holdings, Inc.	14,900	266
Daiichi Sankyo Co., Ltd.	7,500	287
Daikin Industries Ltd.	4,200	503
Daito Trust Construction Co., Ltd.	956	155
Daiwa House Industry Co., Ltd.	7,000	239
Denso Corp.	7,650	374
East Japan Railway Co.	5,300	508
Eisai Co., Ltd.	3,000	211
FANUC Corp.	3,650	725
FUJIFILM Holdings Corp.	9,800	383
Fujitsu Ltd.	31,200	189
Hamamatsu Photonics KK	3,300	142
Hitachi Construction Machinery Co., Ltd.	3,300	107
Hitachi Ltd.	56,000	395
Honda Motor Co., Ltd.	15,113	444
Hoya Corp.	7,800	444
ITOCHU Corp.	21,951	398
Japan Tobacco, Inc.	14,500	405
JFE Holdings, Inc.	6,500	123
Kao Corp.	8,400	641
Keyence Corp.	2,500	1,413
Kirin Holdings Co., Ltd.	11,300	302
Komatsu Ltd.	9,600	275
Kose Corp.	1,100	237
Kurita Water Industries Ltd.	2,200	63
Kyocera Corp.	5,700	322
Kyowa Hakko Kirin Co., Ltd.	3,000	60
	Shares	Value (000)
Makita Corp.	2,800	$126
Marubeni Corp.	26,250	200
Mitsubishi Chemical Holdings Corp.	15,200	127
Mitsubishi Corp.	24,300	676
Mitsubishi Electric Corp.	19,952	266
Mitsubishi Estate Co., Ltd.	17,100	299
Mitsubishi UFJ Financial Group, Inc. (See Note G)	92,506	527
Mitsui & Co., Ltd.	18,300	305
Mitsui Fudosan Co., Ltd.	13,300	321
Mizuho Financial Group, Inc.	295,100	497
Murata Manufacturing Co., Ltd.	2,900	488
Nabtesco Corp.	1,200	37
Nexon Co., Ltd. (a)	49,800	724
NGK Spark Plug Co., Ltd.	3,259	93
Nidec Corp.	4,800	721
Nintendo Co., Ltd.	1,208	395
Nippon Paint Holdings Co., Ltd. (d)	2,000	86
Nippon Steel & Sumitomo Metal Corp.	6,900	136
Nissan Motor Co., Ltd.	27,805	271
Nitto Denko Corp.	1,900	144
Obic Co., Ltd.	1,300	108
Odakyu Electric Railway Co., Ltd.	9,000	193
Omron Corp.	4,404	206
Ono Pharmaceutical Co., Ltd.	3,800	89
Oriental Land Co., Ltd.	3,200	336
ORIX Corp.	19,460	308
Panasonic Corp.	19,100	258
Recruit Holdings Co., Ltd.	20,100	557
Santen Pharmaceutical Co., Ltd.	4,600	80
Sekisui House Ltd.	14,446	256
Shimano, Inc.	1,550	228
Shin-Etsu Chemical Co., Ltd.	4,293	383
Shionogi & Co., Ltd.	4,400	226
Shiseido Co., Ltd.	5,800	461
SMC Corp.	905	332
SoftBank Group Corp.	8,700	626
Sojitz Corp.	50,300	183
Sony Corp.	7,693	394
Subaru Corp.	5,500	160
Sumitomo Corp.	18,000	296
Sumitomo Electric Industries Ltd.	11,000	164
Sumitomo Metal Mining Co., Ltd.	2,650	101
Sumitomo Mitsui Financial Group, Inc.	14,600	568
Sumitomo Mitsui Trust Holdings, Inc.	5,016	199
Sumitomo Realty & Development Co., Ltd.	5,500	203
Suzuki Motor Corp.	3,100	171
Taisei Corp.	2,400	132
Takeda Pharmaceutical Co., Ltd.	7,000	296
TDK Corp.	1,652	169
Terumo Corp.	5,100	292
Tobu Railway Co., Ltd.	6,980	214
Tokio Marine Holdings, Inc.	7,820	367
Tokyu Corp.	6,200	107

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Toray Industries, Inc.	20,300	$160
Toyota Motor Corp.	18,155	1,176
Trend Micro, Inc.	900	51
Unicharm Corp.	6,600	199
Yamaha Corp.	2,400	125
Yaskawa Electric Corp.	2,800	99
		29,101
Korea, Republic of (0.1%)
NAVER Corp.	267	183
Malaysia (1.3%)
AMMB Holdings Bhd	57,100	53
CIMB Group Holdings Bhd	122,200	165
DiGi.Com Bhd	107,100	110
Gamuda Bhd	58,500	47
Genting Bhd	77,500	161
Genting Malaysia Bhd	102,300	124
IHH Healthcare Bhd	70,900	107
Malayan Banking Bhd	122,900	274
Malaysia Airports Holdings Bhd	28,600	62
Petronas Chemicals Group Bhd	82,700	172
Petronas Dagangan Bhd	8,600	53
Petronas Gas Bhd	23,900	102
Public Bank Bhd	205,500	1,189
Sime Darby Bhd	82,000	50
		2,669
Malta (0.0%)
BGP Holdings PLC (a)(e)(f)	72,261	—	@
Netherlands (4.0%)
ABN AMRO Group N.V. CVA	130	3
Aegon N.V.	29,744	178
Heineken N.V.	3,371	339
ING Groep N.V.	31,159	449
Koninklijke DSM N.V.	2,602	262
Koninklijke Philips N.V.	49,495	2,105
Randstad N.V.	11,202	660
RELX N.V.	67,046	1,430
Unilever N.V. CVA	28,028	1,564
Wolters Kluwer N.V.	19,131	1,078
		8,068
Norway (0.2%)
DNB ASA	6,735	132
Marine Harvest ASA	12,579	250
		382
Peru (1.1%)
Cia de Minas Buenaventura SA ADR	15,000	204
Credicorp Ltd.	7,200	1,621
Southern Copper Corp. (d)	6,700	314
		2,139
	Shares	Value (000)
Philippines (1.2%)
Ayala Corp.	20,800	$359
Ayala Land, Inc.	620,900	441
Bank of the Philippine Islands	66,200	110
BDO Unibank, Inc.	165,212	388
Jollibee Foods Corp.	35,680	176
SM Investments Corp.	20,210	331
SM Prime Holdings, Inc.	670,300	452
Universal Robina Corp.	70,800	160
		2,417
Poland (2.3%)
Dino Polska SA (a)	48,295	1,341
Jeronimo Martins SGPS SA	76,511	1,105
Powszechna Kasa Oszczednosci Bank Polski SA (a)	109,948	1,086
Powszechny Zaklad Ubezpieczen SA	109,506	1,140
		4,672
Portugal (0.2%)
EDP - Energias de Portugal SA	33,841	134
Galp Energia SGPS SA	12,270	234
		368
South Africa (1.1%)
AVI Ltd.	38,608	305
Bidvest Group Ltd. (The)	22,366	321
Capitec Bank Holdings Ltd.	4,004	253
Clicks Group Ltd. (d)	14,589	209
Imperial Holdings Ltd.	11,260	161
Nedbank Group Ltd.	27,023	492
Old Mutual Ltd. (a)(d)	21,154	42
Sanlam Ltd.	47,852	244
Tiger Brands Ltd. (d)	9,854	238
		2,265
Spain (2.7%)
ACS Actividades de Construccion y Servicios SA	7,748	314
Aena SME SA	2,705	491
Amadeus IT Group SA	16,146	1,274
Banco de Sabadell SA	55,660	93
Banco Santander SA	158,286	849
Bankia SA	12,096	45
Bankinter SA	6,641	65
CaixaBank SA	35,349	153
Endesa SA (d)	15,127	334
Ferrovial SA	14,364	295
Grifols SA	11,782	355
Industria de Diseno Textil SA	26,756	914
Mapfre SA	10,527	32
Repsol SA	12,277	240
Zardoya Otis SA	6,046	58
		5,512

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Sweden (2.3%)
Electrolux AB, Class B	2,415	$55
Elekta AB, Class B	5,951	78
Essity AB, Class B	13,601	336
Hennes & Mauritz AB, Class B	10,858	162
Hexagon AB, Class B	18,376	1,025
Husqvarna AB, Class B	28,002	266
Investor AB, Class B	11,261	459
Skanska AB, Class B	4,104	74
Svenska Cellulosa AB SCA, Class B	13,601	148
Swedbank AB, Class A	6,339	136
Swedish Match AB	5,056	250
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,402
Volvo AB, Class B	18,554	297
		4,688
Switzerland (6.1%)
Adecco Group AG (Registered)	16,502	979
Baloise Holding AG (Registered)	453	66
Cie Financiere Richemont SA (Registered)	4,754	404
Geberit AG (Registered)	971	418
Givaudan SA (Registered)	122	277
Julius Baer Group Ltd. (a)	3,275	193
LafargeHolcim Ltd. (Registered) (a)	9,623	470
LafargeHolcim Ltd. (Registered) (a)	2,771	134
Nestle SA (Registered)	57,551	4,469
Partners Group Holding AG	198	145
Roche Holding AG (Genusschein)	14,431	3,214
Schindler Holding AG	481	104
Swiss Life Holding AG (Registered) (a)	513	179
UBS Group AG (Registered) (a)	64,948	1,005
Zurich Insurance Group AG	1,198	356
		12,413
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,421
United Kingdom (12.4%)
3i Group PLC	7,590	90
Anglo American PLC (d)	20,020	448
ASOS PLC (a)	2,403	193
AstraZeneca PLC	27,591	1,913
AstraZeneca PLC ADR (d)	9,910	348
Aviva PLC	57,083	380
BAE Systems PLC	130,645	1,115
Barratt Developments PLC	19,177	130
British American Tobacco PLC	46,513	2,351
Bunzl PLC	2,502	76
Burberry Group PLC	4,157	118
Carnival PLC	2,846	163
Centrica PLC	69,318	144
Compass Group PLC	29,519	631
Diageo PLC	27,352	983
Ferguson PLC	3,224	262
GKN PLC	28,664	167
	Shares	Value (000)
GlaxoSmithKline PLC	74,410	$1,502
Glencore PLC (a)	189,340	905
Imperial Brands PLC	12,782	476
Indivior PLC (a)	10,100	51
InterContinental Hotels Group PLC	3,899	243
Intertek Group PLC	1,914	144
Johnson Matthey PLC	2,526	121
Legal & General Group PLC	27,794	98
Micro Focus International PLC	11,865	207
National Grid PLC	17,208	190
Next PLC	2,193	175
Persimmon PLC	5,527	185
Prudential PLC	28,844	660
Quilter PLC (a)	7,051	13
Reckitt Benckiser Group PLC	16,042	1,321
RELX PLC	20,956	449
Rolls-Royce Holdings PLC (a)	11,103	145
Royal Dutch Shell PLC, Class A	42,335	1,469
Royal Dutch Shell PLC, Class B	31,111	1,114
Sage Group PLC (The)	72,435	601
Shire PLC	53,396	3,006
Smith & Nephew PLC	35,901	662
Taylor Wimpey PLC	62,655	148
TechnipFMC PLC	3,806	122
TUI AG	7,047	155
Unilever PLC	22,013	1,218
Whitbread PLC	3,377	176
		25,068
United States (3.3%)
Allergan PLC	3,500	584
Alphabet, Inc., Class A (a)	900	1,016
Biogen, Inc. (a)	2,100	609
Booking Holdings, Inc. (a)	300	608
Editas Medicine, Inc. (a)	4,400	158
Incyte Corp. (a)	3,100	208
Intellia Therapeutics, Inc. (a)(d)	6,300	172
Intuitive Surgical, Inc. (a)	600	287
Mastercard, Inc., Class A	3,200	629
Medtronic PLC	7,400	634
MercadoLibre, Inc. (d)	700	209
Microsoft Corp.	8,300	818
Pagseguro Digital Ltd., Class A (a)(d)	6,400	178
Visa, Inc., Class A	4,800	636
		6,746
Total Common Stocks (Cost $158,894)		194,753
	No. of Rights
Right (0.0%)
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (a) (Cost $9)	7,748	8

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	885,489	$885
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $51; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $52)	$51	51
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $74; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $76)	74	74
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $68; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $69)	68	68
		193
Total Securities held as Collateral on Loaned Securities (Cost $1,078)		1,078
	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $7,418)	7,418,050	7,418
Total Short-Term Investments (Cost $8,496)		8,496
Total Investments (100.2%) (Cost $167,399) Including $3,553 of Securities Loaned (g)(h)		203,257
Liabilities in Excess of Other Assets (–0.2%)		(306)
Net Assets (100.0%)		$202,951

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  All or a portion of this security was on loan at June 30, 2018.

(e)  Security has been deemed illiquid at June 30, 2018.

(f)  At June 30, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(h)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,085,000 and the aggregate gross unrealized depreciation is approximately $8,191,000, resulting in net unrealized appreciation of approximately $35,894,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,855	9/20/18	$(17)
Goldman Sachs International		$2,875	MYR	11,469	9/20/18	(40)
JPMorgan Chase Bank NA		$2,677	MXN	55,926	9/20/18	105
State Street Bank and Trust Co.	HKD	76,486		$9,758	9/20/18	(3)
State Street Bank and Trust Co.		$409	HKD	3,208	9/20/18	— @
State Street Bank and Trust Co.		$143	HKD	1,122	9/20/18	(— @)
State Street Bank and Trust Co.		$1,948	JPY	212,626	9/20/18	(17)
						$28

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
FTSE 100 Index (Malaysia)	139	Jul-18	7	$2,919	$32
MEX BOLSA Index (Mexico)	125	Sep-18	1	3,036	80
MSCI Emerging Market E Mini (United States)	30	Sep-18	2	1,595	(104)
					$8

@    Amount is less than $500.

EUR  —  Euro

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	75.8%
Banks	10.0
Pharmaceuticals	9.2
Internet Software & Services	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contracts with a value of approximately $7,550,000 and net unrealized appreciation of approximately $8,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $28,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $158,074)	$194,427
Investment in Securities of Affiliated Issuers, at Value (Cost $9,325)	8,830
Total Investments in Securities, at Value (Cost $167,399)	203,257
Foreign Currency, at Value (Cost $305)	296
Cash	2
Receivable for Variation Margin on Futures Contracts	676
Tax Reclaim Receivable	396
Dividends Receivable	256
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	105
Receivable for Fund Shares Sold	18
Receivable from Affiliate	10
Receivable for Investments Sold	8
Receivable from Securities Lending Income	7
Other Assets	74
Total Assets	205,105
Liabilities:
Collateral on Securities Loaned, at Value	1,080
Payable for Fund Shares Redeemed	356
Payable for Advisory Fees	308
Payable for Professional Fees	80
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	77
Payable for Sub Transfer Agency Fees — Class I	29
Payable for Sub Transfer Agency Fees — Class A	28
Payable for Sub Transfer Agency Fees — Class L	4
Payable for Custodian Fees	49
Deferred Capital Gain Country Tax	38
Payable for Directors' Fees and Expenses	26
Payable for Shareholder Services Fees — Class A	12
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	14
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Investments Purchased	—	@
Other Liabilities	43
Total Liabilities	2,154
Net Assets	$202,951
Net Assets Consist Of:
Paid-in-Capital	$177,904
Accumulated Undistributed Net Investment Income	2,369
Accumulated Net Realized Loss	(13,167)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $38 of Deferred Capital Gain Country Tax)	36,314
Investments in Affiliates	(495)
Futures Contracts	8
Foreign Currency Forward Exchange Contracts	28
Foreign Currency Translation	(10)
Net Assets	$202,951

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$138,167
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,041,632
Net Asset Value, Offering and Redemption Price Per Share	$13.76
CLASS A:
Net Assets	$59,206
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,213,248
Net Asset Value, Redemption Price Per Share	$14.05
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.78
Maximum Offering Price Per Share	$14.83
CLASS L:
Net Assets	$5,533
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	396,527
Net Asset Value, Offering and Redemption Price Per Share	$13.95
CLASS C:
Net Assets	$45
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,203
Net Asset Value, Offering and Redemption Price Per Share	$13.98
(1) Including: Securities on Loan, at Value:	$3,553

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $196 of Foreign Taxes Withheld)	$3,759
Dividends from Securities of Affiliated Issuers (Note G)	156
Income from Securities Loaned — Net	33
Total Investment Income	3,948
Expenses:
Advisory Fees (Note B)	714
Shareholder Services Fees — Class A (Note D)	80
Distribution and Shareholder Services Fees — Class L (Note D)	23
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	88
Professional Fees	74
Shareholder Reporting Fees	59
Sub Transfer Agency Fees — Class I	20
Sub Transfer Agency Fees — Class A	21
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	43
Pricing Fees	26
Registration Fees	21
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Directors' Fees and Expenses	4
Other Expenses	17
Total Expenses	1,203
Waiver of Advisory Fees (Note B)	(56)
Reimbursement of Class Specific Expenses — Class I (Note B)	(23)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(21)
Net Expenses	1,102
Net Investment Income	2,846
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	5,275
Foreign Currency Forward Exchange Contracts	(515)
Foreign Currency Translation	(226)
Futures Contracts	(808)
Net Realized Gain	3,726
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $6)	(15,925)
Investments in Affiliates	(152)
Foreign Currency Forward Exchange Contracts	(172)
Foreign Currency Translation	(59)
Futures Contracts	(646)
Net Change in Unrealized Appreciation (Depreciation)	(16,954)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(13,228)
Net Decrease in Net Assets Resulting from Operations	$(10,382)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,846	$3,025
Net Realized Gain	3,726	19,186
Net Change in Unrealized Appreciation (Depreciation)	(16,954)	29,205
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,382)	51,416
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,170)
Class A:
Net Investment Income	—	(1,073)
Class L:
Net Investment Income	—	(75)
Class C:
Net Investment Income	—	(— @)
Total Distributions	—	(4,318)
Capital Share Transactions:(1)
Class I:
Subscribed	4,013	6,465
Distributions Reinvested	—	3,157
Redeemed	(14,443)	(57,220)
Class A:
Subscribed	3,070	6,669
Distributions Reinvested	—	1,059
Redeemed	(6,466)	(11,227)
Class L:
Subscribed	2	—
Distributions Reinvested	—	74
Redeemed	(613)	(928)
Class C:
Subscribed	24	13
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,413)	(51,938)
Redemption Fees	—	1
Total Decrease in Net Assets	(24,795)	(4,839)
Net Assets:
Beginning of Period	227,746	232,585
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $2,369 and $(477), respectively)	$202,951	$227,746

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	274	501
Shares Issued on Distributions Reinvested	—	221
Shares Redeemed	(991)	(4,302)
Net Decrease in Class I Shares Outstanding	(717)	(3,580)
Class A:
Shares Subscribed	208	489
Shares Issued on Distributions Reinvested	—	73
Shares Redeemed	(437)	(826)
Net Decrease in Class A Shares Outstanding	(229)	(264)
Class L:
Shares Subscribed	— @@	—
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(42)	(69)
Net Decrease in Class L Shares Outstanding	(42)	(64)
Class C:
Shares Subscribed	2	1
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class C Shares Outstanding	2	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.46		$11.83		$12.20		$12.52		$13.75		$11.65
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.19		0.26		0.22		0.34		0.22
Net Realized and Unrealized Gain (Loss)	(0.90)		2.74		(0.34)		(0.42)		(1.22)		2.25
Total from Investment Operations	(0.70)		2.93		(0.08)		(0.20)		(0.88)		2.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.29)		(0.12)		(0.35)		(0.37)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.76		$14.46		$11.83		$12.20		$12.52		$13.75
Total Return(4)	(4.84	)%(6)	24.76%		(0.67)%		(1.63)%		(6.37)%		21.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$138,167		$155,550		$169,589		$197,733		$219,467		$260,614
Ratio of Expenses to Average Net Assets(8)	0.88	%(5)(7)	0.88	%(5)	0.76	%(5)	0.89	%(5)	0.88	%(5)	0.83	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		0.88	%(5)
Ratio of Net Investment Income to Average Net Assets(8)	2.71	%(5)(7)	1.44	%(5)	2.18	%(5)	1.66	%(5)	2.53	%(5)	1.71	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	20	%(6)	22%		40%		30%		32%		36%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(7)	1.14%		0.94%		0.92%		0.99%		0.99%
Net Investment Income to Average Net Assets	2.61	%(7)	1.18%		2.00%		1.63%		2.42%		1.55%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.13% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.13% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.79		$12.10		$12.47		$12.79		$14.03		$11.89
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.14		0.21		0.17		0.30		0.11
Net Realized and Unrealized Gain (Loss)	(0.92)		2.80		(0.34)		(0.42)		(1.24)		2.36
Total from Investment Operations	(0.74)		2.94		(0.13)		(0.25)		(0.94)		2.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.24)		(0.07)		(0.30)		(0.33)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.05		$14.79		$12.10		$12.47		$12.79		$14.03
Total Return(4)	(5.00	)%(7)	24.29%		(1.05)%		(1.95)%		(6.70)%		20.94%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,206		$65,710		$56,934		$64,482		$71,938		$90,599
Ratio of Expenses to Average Net Assets(9)	1.21	%(5)(8)	1.23	%(5)	1.14	%(5)	1.24	%(5)	1.23	%(5)	1.09	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.21	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(9)	2.39	%(5)(8)	1.02	%(5)	1.79	%(5)	1.31	%(5)	2.18	%(5)	0.84	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.02%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	20	%(7)	22%		40%		30%		32%		36%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%(8)	1.48%		1.32%		1.28%		1.31%		1.25%
Net Investment Income to Average Net Assets	2.32	%(8)	0.77%		1.61%		1.27%		2.10%		0.68%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.10% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.10% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.15% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.73		$12.04		$12.41		$12.74		$13.97		$11.84
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.07		0.14		0.11		0.23		0.12
Net Realized and Unrealized Gain (Loss)	(0.92)		2.79		(0.35)		(0.42)		(1.23)		2.27
Total from Investment Operations	(0.78)		2.86		(0.21)		(0.31)		(1.00)		2.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.16)		(0.02)		(0.23)		(0.26)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.95		$14.73		$12.04		$12.41		$12.74		$13.97
Total Return(4)	(5.30	)%(7)	23.80%		(1.68)%		(2.44)%		(7.17)%		20.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,533		$6,463		$6,053		$7,495		$8,606		$10,345
Ratio of Expenses to Average Net Assets(9)	1.73	%(5)(8)	1.73	%(5)	1.74	%(5)	1.74	%(5)	1.73	%(5)	1.61	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.66	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(9)	1.86	%(5)(8)	0.54	%(5)	1.20	%(5)	0.82	%(5)	1.68	%(5)	0.94	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.02%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	20	%(7)	22%		40%		30%		32%		36%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.81	%(8)	2.07%		1.93%		1.87%		1.87%		1.76%
Net Investment Income to Average Net Assets	1.78	%(8)	0.20%		1.01%		0.69%		1.54%		0.79%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.65% for Class L shares.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Active International Allocation Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.77		$12.15		$12.38		$13.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.15		(0.00	)(4)	0.14		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(0.94)		2.83		(0.37)		(1.53)
Total from Investment Operations	(0.79)		2.83		(0.23)		(1.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—		(0.03)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$13.98		$14.77		$12.15		$12.38
Total Return(5)	(5.35	)%(7)	23.42%		(1.94)%		(10.96	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$45		$23		$9		$32
Ratio of Expenses to Average Net Assets(9)	1.98	%(6)(8)	1.97	%(6)	1.99	%(6)	1.99	%(6)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	2.11	%(6)(8)	(0.03	)%(6)	1.19	%(6)	(0.04	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.03%		0.01%		0.01	%(8)
Portfolio Turnover Rate	20	%(7)	22%		40%		30%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.76	%(8)	20.06%		8.58%		4.26	%(8)
Net Investment Loss to Average Net Assets	(2.67	)%(8)	(18.12)%		(5.40)%		(2.31	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Fund seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Morgan Stanley Investment Management Inc. (the "Adviser") and/or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. Effective June 30, 2018, MSIM Company is no longer a Sub-Adviser to the Fund.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,828	$—	$—	$3,828
Air Freight & Logistics	471	—	—	471
Airlines	741	—	—	741
Auto Components	2,214	167	—	2,381
Automobiles	5,723	—	—	5,723
Banks	20,171	—	—	20,171
Beverages	4,422	—	—	4,422
Biotechnology	4,508	—	—	4,508
Building Products	1,391	—	—	1,391
Capital Markets	2,376	—	—	2,376
Chemicals	3,997	—	—	3,997
Commercial Services & Supplies	924	—	—	924
Communications Equipment	2,037	—	—	2,037
Construction & Engineering	2,101	—	—	2,101
Construction Materials	2,793	—	—	2,793
Distributors	161	—	—	161
Diversified Consumer Services	76	—	—	76
Diversified Financial Services	1,409	—	—	1,409
Diversified Telecommunication Services	665	—	—	665
Electric Utilities	1,015	—	—	1,015
Electrical Equipment	1,307	—	—	1,307
Electronic Equipment, Instruments & Components	5,625	—	—	5,625
Energy Equipment & Services	122	—	—	122
Equity Real Estate Investment Trusts (REITs)	1,529	—	—	1,529
Food & Staples Retailing	2,910	—	—	2,910
Food Products	6,953	—	—	6,953
Gas Utilities	184	—	—	184
Health Care Equipment & Supplies	4,817	—	—	4,817
Health Care Providers & Services	959	—	—	959
Hotels, Restaurants & Leisure	2,895	—	—	2,895
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Household Durables	$1,750	$—	$—		$1,750
Household Products	2,616	—	—		2,616
Independent Power & Renewable Electricity Producers	96	—	—		96
Industrial Conglomerates	1,226	—	—		1,226
Information Technology Services	4,000	—	—		4,000
Insurance	8,002	—	—		8,002
Internet & Direct Marketing Retail	1,576	—	—		1,576
Internet Software & Services	10,123	—	—		10,123
Leisure Products	522	—	—		522
Life Sciences Tools & Services	877	—	—		877
Machinery	4,602	—	—		4,602
Media	1,502	—	—		1,502
Metals & Mining	2,231	—	—		2,231
Multi-Line Retail	942	—	—		942
Multi-Utilities	1,246	—	—		1,246
Oil, Gas & Consumable Fuels	5,410	—	—		5,410
Paper & Forest Products	1,013	—	—		1,013
Personal Products	6,343	—	—		6,343
Pharmaceuticals	18,606	—	—		18,606
Professional Services	5,617	—	—		5,617
Real Estate Management & Development	3,578	—	—	@	3,578
Road & Rail	1,725	—	—		1,725
Semiconductors & Semiconductor Equipment	3,024	—	—		3,024
Software	6,001	—	—		6,001
Specialty Retail	1,118	—	—		1,118
Tech Hardware, Storage & Peripherals	747	—	—		747
Textiles, Apparel & Luxury Goods	2,855	—	—		2,855
Thrifts & Mortgage Finance	1,114	—	—		1,114
Tobacco	3,729	—	—		3,729
Trading Companies & Distributors	2,480	—	—		2,480
Transportation Infrastructure	855	—	—		855
Wireless Telecommunication Services	736	—	—		736
Total Common Stocks	194,586	167	—	@	194,753
Right	8	—	—		8
Short-Term Investments
Investment Company	8,303	—	—		8,303
Repurchase Agreements	—	193	—		193
Total Short-Term Investments	8,303	193	—		8,496

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$105	$—		$105
Futures Contracts	112	—	—		112
Total Assets	203,009	465	—	@	203,474
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(77)	—		(77)
Futures Contract	(104)	—	—		(104)
Total Liabilities	(104)	(77)	—		(181)
Total	$202,905	$388	$—	@	$203,293

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $165,236,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance		$—	@
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$	(—	@)

@  Value is less than $500.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$105
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	112	(a)
Total			$217
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(77)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	(104	)(a)
Total			$(181)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(515)
Equity Risk	Futures Contracts	(808)
	Total	$(1,323)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(172)
Equity Risk	Futures Contracts	(646)
	Total	$(818)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$105	$(77)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$105		$—		$—	$105
State Street Bank and Trust Co.	— @		(—	@)	—	0
Total	$105	$	(—	@)	$—	$105
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$17		$—		$—	$17
Goldman Sachs International	40		—		—	40
State Street Bank and Trust Co.	20		(—	@)	—	20
Total	$77	$	(—	@)	$—	$77

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$31,063,000
Futures Contracts:
Average monthly original value	$33,817,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,553	(d)	$—	$(3,553	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $1,080,000, of which approximately $1,078,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $2,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,549,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,080	$—	$—	$—	$1,080
Total Borrowings	$1,080	$—	$—	$—	$1,080
Gross amount of recognized liabilities for securities lending transactions					$1,080

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares and 2.00% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $56,000 of advisory fees were waived and approximately $24,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $47,235,000 and $38,419,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $21,000 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investment companies during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$27,978	$27,790	$47,465	$147
Mitsubishi UFJ Financial Group, Inc.	679	—	—	9
	$28,657	$27,790	$47,465	$156
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$8,303
Mitsubishi UFJ Financial Group, Inc.	—	(152)	527
	$—	$(152)	$8,830

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,318	$—	$5,249	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, an expired capital loss carryforward and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$1,122	$32,383	$(33,505)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$548	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused long-term capital losses of approximately $13,737,000 that do not have an expiration date.

During the year ended December 31, 2017, capital loss carryforwards of approximately $33,505,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $15,683,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 83.1%.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

36

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
2193515 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,125.90	$1,020.63	$4.43	$4.21	0.84%
Advantage Portfolio Class A	1,000.00	1,123.70	1,018.99	6.16	5.86	1.17
Advantage Portfolio Class L	1,000.00	1,125.10	1,020.03	5.06	4.81	0.96
Advantage Portfolio Class C	1,000.00	1,120.10	1,015.52	9.83	9.35	1.87
Advantage Portfolio Class IS	1,000.00	1,125.60	1,020.83	4.22	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Aerospace & Defense (3.4%)
United Technologies Corp.	37,342	$4,669
Capital Markets (1.4%)
S&P Global, Inc.	9,297	1,895
Chemicals (4.2%)
Ecolab, Inc.	13,352	1,874
Praxair, Inc.	11,751	1,858
Sherwin-Williams Co. (The)	4,893	1,994
		5,726
Commercial Services & Supplies (4.3%)
Copart, Inc. (a)	34,170	1,933
Rollins, Inc.	37,439	1,969
Waste Management, Inc.	23,291	1,894
		5,796
Construction Materials (2.9%)
Martin Marietta Materials, Inc.	8,716	1,947
Vulcan Materials Co.	15,367	1,983
		3,930
Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B (a)	10,474	1,955
Health Care Equipment & Supplies (2.4%)
Danaher Corp.	33,360	3,292
Hotels, Restaurants & Leisure (5.6%)
Starbucks Corp.	118,533	5,790
Whitbread PLC (United Kingdom)	36,009	1,882
		7,672
Information Technology Services (1.4%)
Broadridge Financial Solutions, Inc.	16,088	1,852
Insurance (0.8%)
Markel Corp. (a)	1,054	1,143
Internet & Direct Marketing Retail (10.5%)
Amazon.com, Inc. (a)	7,340	12,476
Booking Holdings, Inc. (a)	906	1,837
		14,313
Internet Software & Services (16.2%)
Alphabet, Inc., Class C (a)	5,867	6,545
Facebook, Inc., Class A (a)	33,553	6,520
Twitter, Inc. (a)	207,781	9,074
		22,139
Machinery (1.5%)
Fortive Corp.	27,279	2,103
	Shares	Value (000)
Media (1.4%)
Walt Disney Co. (The)	18,307	$1,919
Pharmaceuticals (2.5%)
Zoetis, Inc.	39,285	3,347
Road & Rail (8.3%)
Canadian National Railway Co. (Canada)	57,643	4,712
Union Pacific Corp.	46,445	6,581
		11,293
Software (20.6%)
Activision Blizzard, Inc.	87,849	6,705
ANSYS, Inc. (a)	11,013	1,918
Constellation Software, Inc. (Canada)	2,573	1,995
Intuit, Inc.	9,866	2,016
salesforce.com, Inc. (a)	38,106	5,198
ServiceNow, Inc. (a)	18,285	3,154
SS&C Technologies Holdings, Inc.	39,431	2,046
Tyler Technologies, Inc. (a)	8,038	1,785
Workday, Inc., Class A (a)	26,572	3,218
		28,035
Textiles, Apparel & Luxury Goods (4.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	19,488	6,490
Trading Companies & Distributors (0.9%)
Watsco, Inc.	6,999	1,248
Total Common Stocks (Cost $94,845)		128,817
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $7,006)	7,006,297	7,006
Total Investments Excluding Purchased Options (99.6%) (Cost $101,851)		135,823
Total Purchased Options Outstanding (0.1%) (Cost $322)		112
Total Investments (99.7%) (Cost $102,173) (b)		135,935
Other Assets in Excess of Liabilities (0.3%)		441
Net Assets (100.0%)		$136,376

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,440,000 and the aggregate gross unrealized depreciation is approximately $1,678,000, resulting in net unrealized appreciation of approximately $33,762,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	26,392,104	26,392	$94	$114	$(20)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	25,978,961	25,979	17	108	(91)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	18,861,597	18,862	1	100	(99)
							$112	$322	$(210)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
Software	20.6
Internet Software & Services	16.3
Internet & Direct Marketing Retail	10.5
Road & Rail	8.3
Hotels, Restaurants & Leisure	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $95,167)	$128,929
Investment in Security of Affiliated Issuer, at Value (Cost $7,006)	7,006
Total Investments in Securities, at Value (Cost $102,173)	135,935
Cash	17
Receivable for Fund Shares Sold	298
Receivable for Investments Sold	255
Dividends Receivable	19
Receivable from Affiliate	12
Tax Reclaim Receivable	3
Other Assets	85
Total Assets	136,624
Liabilities:
Payable for Advisory Fees	155
Payable for Professional Fees	37
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	13
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	9
Payable for Fund Shares Redeemed	7
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	8
Total Liabilities	248
Net Assets	$136,376
Net Assets Consist Of:
Paid-in-Capital	$94,376
Accumulated Net Investment Loss	(123)
Accumulated Undistributed Net Realized Gain	8,361
Unrealized Appreciation (Depreciation) on:
Investments	33,762
Foreign Currency Translation	—	@
Net Assets	$136,376

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$66,963
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,772,800
Net Asset Value, Offering and Redemption Price Per Share	$24.15
CLASS A:
Net Assets	$26,211
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,105,251
Net Asset Value, Redemption Price Per Share	$23.71
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.31
Maximum Offering Price Per Share	$25.02
CLASS L:
Net Assets	$4,312
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	178,880
Net Asset Value, Offering and Redemption Price Per Share	$24.10
CLASS C:
Net Assets	$16,077
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	689,541
Net Asset Value, Offering and Redemption Price Per Share	$23.32
CLASS IS:
Net Assets	$22,813
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	943,042
Net Asset Value, Offering and Redemption Price Per Share	$24.19

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	$448
Dividends from Security of Affiliated Issuer (Note G)	40
Total Investment Income	488
Expenses:
Advisory Fees (Note B)	387
Shareholder Services Fees — Class A (Note D)	29
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	70
Professional Fees	58
Administration Fees (Note C)	48
Sub Transfer Agency Fees — Class I	25
Sub Transfer Agency Fees — Class A	12
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	3
Registration Fees	25
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	7
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	11
Total Expenses	714
Waiver of Advisory Fees (Note B)	(67)
Reimbursement of Class Specific Expenses — Class I (Note B)	(15)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Distribution Fees- Class L Shares Waived (Note D)	(15)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	611
Net Investment Loss	(123)
Realized Gain (Loss):
Investments Sold	6,136
Foreign Currency Translation	(1)
Net Realized Gain	6,135
Change in Unrealized Appreciation (Depreciation):
Investments	7,788
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	7,788
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	13,923
Net Increase in Net Assets Resulting from Operations	$13,800

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(123)	$(142)
Net Realized Gain	6,135	9,823
Net Change in Unrealized Appreciation (Depreciation)	7,788	17,275
Net Increase in Net Assets Resulting from Operations	13,800	26,956
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(3,748)
Class A:
Net Realized Gain	—	(1,700)
Class L:
Net Realized Gain	—	(294)
Class C:
Net Realized Gain	—	(836)
Class IS:
Net Realized Gain	—	(1,216)
Total Distributions	—	(7,794)
Capital Share Transactions:(1)
Class I:
Subscribed	14,213	11,335
Distributions Reinvested	—	3,748
Redeemed	(8,111)	(13,359)
Class A:
Subscribed	5,610	4,674
Distributions Reinvested	—	1,700
Redeemed	(5,751)	(6,744)
Class L:
Subscribed	—	20
Distributions Reinvested	—	282
Redeemed	(268)	(722)
Class C:
Subscribed	4,464	4,367
Distributions Reinvested	—	834
Redeemed	(1,769)	(1,219)
Class IS:
Subscribed	3,060	—
Distributions Reinvested	—	1,215
Redeemed	(43)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	11,405	6,131
Total Increase in Net Assets	25,205	25,293
Net Assets:
Beginning of Period	111,171	85,878
End of Period (Including Accumulated Net Investment Loss of $(123) and $(—@))	$136,376	$111,171

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	610	573
Shares Issued on Distributions Reinvested	—	177
Shares Redeemed	(354)	(677)
Net Increase in Class I Shares Outstanding	256	73
Class A:
Shares Subscribed	244	237
Shares Issued on Distributions Reinvested	—	82
Shares Redeemed	(263)	(345)
Net Decrease in Class A Shares Outstanding	(19)	(26)
Class L:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(11)	(35)
Net Decrease in Class L Shares Outstanding	(11)	(21)
Class C:
Shares Subscribed	199	219
Shares Issued on Distributions Reinvested	—	41
Shares Redeemed	(78)	(63)
Net Increase in Class C Shares Outstanding	121	197
Class IS:
Shares Subscribed	129	—
Shares Issued on Distributions Reinvested	—	57
Shares Redeemed	(2)	—
Net Increase in Class IS Shares Outstanding	127	57

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.45		$17.47		$17.40		$16.83		$16.41		$12.40
Income from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	0.00	(3)	0.07		0.01		0.04		0.01
Net Realized and Unrealized Gain	2.70		5.57		0.42		2.11		1.15		4.54
Total from Investment Operations	2.70		5.57		0.49		2.12		1.19		4.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.02)		(0.01)		—
Net Realized Gain	—		(1.59)		(0.38)		(1.53)		(0.76)		(0.54)
Total Distributions	—		(1.59)		(0.42)		(1.55)		(0.77)		(0.54)
Net Asset Value, End of Period	$24.15		$21.45		$17.47		$17.40		$16.83		$16.41
Total Return(4)	12.59	%(8)	32.06%		2.82%		12.56%		7.43%		37.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,963		$54,002		$42,695		$24,718		$17,971		$14,712
Ratio of Expenses to Average Net Assets(10)	0.84	%(5)(9)	0.84	%(5)	0.84	%(5)	0.86	%(5)(6)	1.04	%(5)	1.04	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	(0.02	)%(5)(9)	0.02	%(5)	0.38	%(5)	0.06	%(5)	0.23	%(5)	0.11	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	35	%(8)	65%		79%		51%		31%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.01	%(9)	1.09%		1.15%		1.49%		1.78%		2.33%
Net Investment Income (Loss) to Average Net Assets	(0.19	)%(9)	(0.23)%		0.07%		(0.57)%		(0.51)%		(1.18)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.10		$17.26		$17.22		$16.70		$16.34		$12.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.04)		(0.06)		0.01		(0.06)		(0.03)		(0.07)
Net Realized and Unrealized Gain	2.65		5.49		0.41		2.11		1.15		4.56
Total from Investment Operations	2.61		5.43		0.42		2.05		1.12		4.49
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.59)		(0.38)		(1.53)		(0.76)		(0.54)
Net Asset Value, End of Period	$23.71		$21.10		$17.26		$17.22		$16.70		$16.34
Total Return(3)	12.37	%(8)	31.64%		2.47%		12.20%		7.05%		36.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,211		$23,715		$19,850		$11,939		$3,738		$3,134
Ratio of Expenses to Average Net Assets(10)	1.17	%(4)(9)	1.19	%(4)	1.19	%(4)	1.18	%(4)(6)	1.39	%(4)	1.35	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	(0.35	)%(4)(9)	(0.32	)%(4)	0.04	%(4)	(0.31	)%(4)	(0.15	)%(4)	(0.44	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.00	%(7)
Portfolio Turnover Rate	35	%(8)	65%		79%		51%		31%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%(9)	1.39%		1.43%		1.87%		2.14%		2.68%
Net Investment Loss to Average Net Assets	(0.48	)%(9)	(0.52)%		(0.20)%		(1.00)%		(0.90)%		(1.77)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.40% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.42		$17.46		$17.40		$16.82		$16.42		$12.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.02)		0.04		(0.01)		0.02		(0.01)
Net Realized and Unrealized Gain	2.70		5.57		0.43		2.12		1.14		4.55
Total from Investment Operations	2.68		5.55		0.47		2.11		1.16		4.54
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—		(0.00	)(3)	—
Net Realized Gain	—		(1.59)		(0.38)		(1.53)		(0.76)		(0.54)
Total Distributions	—		(1.59)		(0.41)		(1.53)		(0.76)		(0.54)
Net Asset Value, End of Period	$24.10		$21.42		$17.46		$17.40		$16.82		$16.42
Total Return(4)	12.51	%(8)	31.96%		2.72%		12.47%		7.28%		36.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,312		$4,077		$3,684		$5,369		$6,549		$3,908
Ratio of Expenses to Average Net Assets(10)	0.96	%(5)(9)	0.96	%(5)	0.91	%(5)	0.97	%(5)(7)	1.18	%(5)	1.08	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	(0.14	)%(5)(9)	(0.10	)%(5)	0.26	%(5)	(0.03	)%(5)	0.12	%(5)	(0.06	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	35	%(8)	65%		79%		51%		31%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.79	%(9)	1.87%		1.85%		2.33%		2.64%		3.10%
Net Investment Loss to Average Net Assets	(0.97	)%(9)	(1.01)%		(0.68)%		(1.39)%		(1.34)%		(2.08)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.19% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.09% for Class L shares.

(7)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.19% for Class L shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$20.82		$17.16		$17.25		$18.08
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.12)		(0.20)		(0.12)		(0.14)
Net Realized and Unrealized Gain	2.62		5.45		0.41		0.86
Total from Investment Operations	2.50		5.25		0.29		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.02)
Net Realized Gain	—		(1.59)		(0.38)		(1.53)
Total Distributions	—		(1.59)		(0.38)		(1.55)
Net Asset Value, End of Period	$23.32		$20.82		$17.16		$17.25
Total Return(4)	12.01	%(6)	30.77%		1.71%		3.91	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,077		$11,835		$6,376		$1,776
Ratio of Expenses to Average Net Assets(8)	1.87	%(5)(7)	1.90	%(5)	1.94	%(5)	1.94	%(5)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(1.05	)%(5)(7)	(1.01	)%(5)	(0.72	)%(5)	(1.15	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	35	%(6)	65%		79%		51%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.99	%(7)	2.10%		2.20%		2.83	%(7)
Net Investment Loss to Average Net Assets	(1.17	)%(7)	(1.21)%		(0.98)%		(2.04	)%(7)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$21.49		$17.48		$17.42		$16.84		$16.41		$14.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00	(4)	0.01		0.08		0.02		0.04		(0.01)
Net Realized and Unrealized Gain	2.70		5.59		0.41		2.11		1.16		2.21
Total from Investment Operations	2.70		5.60		0.49		2.13		1.20		2.20
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.02)		(0.01)		—
Net Realized Gain	—		(1.59)		(0.38)		(1.53)		(0.76)		(0.38)
Total Distributions	—		(1.59)		(0.43)		(1.55)		(0.77)		(0.38)
Net Asset Value, End of Period	$24.19		$21.49		$17.48		$17.42		$16.84		$16.41
Total Return(5)	12.56	%(10)	32.22%		2.79%		12.65%		7.50%		15.15	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,813		$17,542		$13,273		$12		$12		$11
Ratio of Expenses to Average Net Assets(12)	0.80	%(6)(11)	0.80	%(6)	0.80	%(6)	0.82	%(6)(8)	1.00	%(6)	1.01	%(6)(7)(11)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	0.01	%(6)(11)	0.07	%(6)	0.46	%(6)	0.10	%(6)	0.26	%(6)	(0.25	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.01%		0.01%		0.00	%(9)	0.01%		0.00	%(9)(11)
Portfolio Turnover Rate	35	%(10)	65%		79%		51%		31%		36%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.93	%(11)	1.01%		1.05%		14.53%		18.84%		7.31	%(11)
Net Investment Income (Loss) to Average Net Assets	(0.12	)%(11)	(0.14)%		0.21%		(13.61)%		(17.58)%		(6.55	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.01% for Class IS shares.

(8)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.01% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,669	$—	$—	$4,669
Capital Markets	1,895	—	—	1,895
Chemicals	5,726	—	—	5,726
Commercial Services & Supplies	5,796	—	—	5,796
Construction Materials	3,930	—	—	3,930
Diversified Financial Services	1,955	—	—	1,955
Health Care Equipment & Supplies	3,292	—	—	3,292
Hotels, Restaurants & Leisure	7,672	—	—	7,672
Information Technology Services	1,852	—	—	1,852
Insurance	1,143	—	—	1,143
Internet & Direct Marketing Retail	14,313	—	—	14,313
Internet Software & Services	22,139	—	—	22,139
Machinery	2,103	—	—	2,103
Media	1,919	—	—	1,919
Pharmaceuticals	3,347	—	—	3,347
Road & Rail	11,293	—	—	11,293
Software	28,035	—	—	28,035
Textiles, Apparel & Luxury Goods	6,490	—	—	6,490
Trading Companies & Distributors	1,248	—	—	1,248
Total Common Stocks	128,817	—	—	128,817
Call Options Purchased	—	112	—	112
Short-Term Investment
Investment Company	7,006	—	—	7,006
Total Assets	$135,823	$112	$—	$135,935

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $6,491,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$112	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(34	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$112	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$112	(a)	$—	$—	$112

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	71,233,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $67,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2018, this waiver amounted to approximately $15,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $47,458,000 and $40,308,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,431	$33,096	$29,521	$40
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$7,006

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$761	$7,033	$166	$1,650

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, return of capital distributions from real estate investment trust, nondeductible expenses and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$151	$(151)	$—	@

@ Amount is less than $500.

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$407	$1,772

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 38.6%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
2193536 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$1,076.80	$1,019.49	$5.51	$5.36	1.07%
Asia Opportunity Portfolio Class A	1,000.00	1,075.40	1,018.05	7.05	6.85	1.37
Asia Opportunity Portfolio Class C	1,000.00	1,071.10	1,013.93	11.25	10.94	2.19
Asia Opportunity Portfolio Class IS	1,000.00	1,077.40	1,019.69	5.31	5.16	1.03

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
China (63.3%)
Alibaba Group Holding Ltd. ADR (a)(b)	17,713	$3,286
China Resources Beer Holdings Co., Ltd. (c)	486,300	2,361
Foshan Haitian Flavouring & Food Co., Ltd., Class A	197,469	2,195
Huazhu Group Ltd. ADR	49,964	2,098
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	316,399	1,332
Jiangsu Hengrui Medicine Co., Ltd., Class A	165,735	1,895
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	108,574	2,157
Kweichow Moutai Co., Ltd., Class A	19,799	2,186
Luzhou Laojiao Co. Ltd.	62,190	571
NetEase, Inc. ADR	2,406	608
New Oriental Education & Technology Group, Inc. ADR	20,612	1,951
Oppein Home Group, Inc., Class A (a)	40,557	781
Shenzhou International Group Holdings Ltd. (c)	171,000	2,111
TAL Education Group ADR (a)	59,972	2,207
Tencent Holdings Ltd. (c)	72,200	3,624
Wuliangye Yibin Co. Ltd.	52,698	604
		29,967
Hong Kong (4.6%)
AIA Group Ltd.	247,900	2,168
India (8.3%)
HDFC Bank Ltd. ADR	37,381	3,926
Korea, Republic of (4.7%)
NAVER Corp.	3,295	2,256
Philippines (2.0%)
Jollibee Foods Corp.	115,050	567
Universal Robina Corp.	174,360	395
		962
Taiwan (10.6%)
Nien Made Enterprise Co., Ltd.	212,000	1,811
Silergy Corp.	58,000	1,410
Taiwan Semiconductor Manufacturing Co., Ltd.	251,000	1,782
		5,003
Total Common Stocks (Cost $37,751)		44,282
	Shares	Value (000)
Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,418)	3,417,758	$3,418
Total Investments Excluding Purchased Options (100.7%) (Cost $41,169)		47,700
Total Purchased Options Outstanding (0.1%) (Cost $47)		27
Total Investments (100.8%) (Cost $41,216) Including $2,498 of Securities of Loaned (d)		47,727
Liabilities in Excess of Other Assets (–0.8%)		(381)
Net Assets (100.0%)		$47,346

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,333,000 and the aggregate gross unrealized depreciation is approximately $822,000, resulting in net unrealized appreciation of approximately $6,511,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	6,749,451	6,749	$24	$29	$(5)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	4,184,264	4,184	3	18	(15)
							$27	$47	$(20)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Internet Software & Services	20.5%
Beverages	16.5
Other*	13.0
Diversified Consumer Services	8.7
Banks	8.2
Food Products	8.2
Short-Term Investment	7.2
Semiconductors & Semiconductor Equipment	6.7
Hotels, Restaurants & Leisure	5.6
Household Durables	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $37,798)	$44,309
Investment in Security of Affiliated Issuer, at Value (Cost $3,418)	3,418
Total Investments in Securities, at Value (Cost $41,216)	47,727
Foreign Currency, at Value (Cost $37)	37
Receivable for Investments Sold	229
Receivable for Fund Shares Sold	129
Dividends Receivable	72
Receivable from Affiliate	6
Receivable from Securities Lending Income	—	@
Other Assets	58
Total Assets	48,258
Liabilities:
Payable for Investments Purchased	823
Payable for Professional Fees	48
Payable for Advisory Fees	30
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	—	@
Other Liabilities	2
Total Liabilities	912
Net Assets	$47,346
Net Assets Consist of:
Paid-in-Capital	$39,933
Accumulated Undistributed Net Investment Income	7
Accumulated Undistributed Net Realized Gain	895
Unrealized Appreciation (Depreciation) on:
Investments	6,511
Foreign Currency Translation	(—	@)
Net Assets	$47,346

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$33,777
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,853,712
Net Asset Value, Offering and Redemption Price Per Share	$18.22
CLASS A:
Net Assets	$10,453
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	577,116
Net Asset Value, Redemption Price Per Share	$18.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.00
Maximum Offering Price Per Share	$19.11
CLASS C:
Net Assets	$3,098
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	172,875
Net Asset Value, Offering and Redemption Price Per Share	$17.92
CLASS IS:
Net Assets	$18
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$18.23
(1) Including: Securities on Loan, at Value:	$2,948

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Asia Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $32 of Foreign Taxes Withheld)	$258
Dividends from Security of Affiliated Issuer (Note G)	21
Income from Securities Loaned — Net	6
Total Investment Income	285
Expenses:
Advisory Fees (Note B)	152
Professional Fees	69
Registration Fees	23
Custodian Fees (Note F)	19
Shareholder Services Fees — Class A (Note D)	8
Distribution and Shareholder Services Fees — Class C (Note D)	8
Administration Fees (Note C)	15
Sub Transfer Agency Fees — Class I	5
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	11
Total Expenses	324
Waiver of Advisory Fees (Note B)	(98)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	222
Net Investment Income	63
Realized Gain (Loss):
Investments Sold	668
Foreign Currency Translation	(18)
Net Realized Gain	650
Change in Unrealized Appreciation (Depreciation):
Investments	885
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	885
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,535
Net Increase in Net Assets Resulting from Operations	$1,598

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Asia Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$63	$(40)
Net Realized Gain	650	560
Net Change in Unrealized Appreciation (Depreciation)	885	5,612
Net Increase in Net Assets Resulting from Operations	1,598	6,132
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(177)
Class A:
Net Realized Gain	—	(32)
Class C:
Net Realized Gain	—	(5)
Class IS:
Net Realized Gain	—	(— @)
Total Distributions	—	(214)
Capital Share Transactions:(1)
Class I:
Subscribed	19,996	5,518
Distributions Reinvested	—	82
Redeemed	(3,431)	(172)
Class A:
Subscribed	8,492	1,637
Distributions Reinvested	—	32
Redeemed	(1,199)	(80)
Class C:
Subscribed	2,666	333
Distributions Reinvested	—	5
Redeemed	(11)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	26,513	7,355
Redemption Fees	1	1
Total Increase in Net Assets	28,112	13,274
Net Assets:
Beginning of Period	19,234	5,960
End of Period (Including Accumulated Undistributed Net Investment Income and Accumulated Net Investment Loss of $7 and $(56), respectively)	$47,346	$19,234
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,108	388
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(195)	(11)
Net Increase in Class I Shares Outstanding	913	382
Class A:
Shares Subscribed	473	118
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(66)	(5)
Net Increase in Class A Shares Outstanding	407	115
Class C:
Shares Subscribed	148	25
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	—
Net Increase in Class C Shares Outstanding	147	25

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.04)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.27		7.47		(0.10)		0.03
Total from Investment Operations	1.30		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.08)		—
Net Realized Gain	—		(0.19)		—		—
Paid-in-Capital	—		—		(0.14)		—
Total Distributions	—		(0.19)		(0.22)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.22		$16.92		$9.68		$10.03
Total Return(4)	7.68	%(6)	76.82%		(1.34)%		0.30	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,777		$15,913		$5,405		$5,587
Ratio of Expenses to Average Net Assets(8)	1.07	%(5)(7)	1.06	%(5)	1.08	%(5)	1.03	%(5)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.33	%(5)(7)	(0.27	)%(5)	(0.31	)%(5)	(0.71	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.01%		0.04	%(7)
Portfolio Turnover Rate	32	%(6)	50%		44%		0	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.60	%(7)	3.10%		5.28%		125.50	%(7)
Net Investment Loss to Average Net Assets	(0.20	)%(7)	(2.31)%		(4.51)%		(125.18	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$16.84		$9.67		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.10)		(0.08)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.23		7.46		(0.09)		0.03
Total from Investment Operations	1.27		7.36		(0.17)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		—
Net Realized Gain	—		(0.19)		—		—
Paid-in-Capital	—		—		(0.14)		—
Total Distributions	—		(0.19)		(0.19)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.11		$16.84		$9.67		$10.03
Total Return(4)	7.54	%(6)	76.17%		(1.67)%		0.30	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,453		$2,873		$535		$10
Ratio of Expenses to Average Net Assets(8)	1.37	%(5)(7)	1.44	%(5)	1.44	%(5)	1.40	%(5)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.46	%(5)(7)	(0.69	)%(5)	(0.78	)%(5)	(1.09	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.01%		0.05	%(7)
Portfolio Turnover Rate	32	%(6)	50%		44%		0	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.90	%(7)	3.50%		6.36%		139.50	%(7)
Net Investment Loss to Average Net Assets	(0.07	)%(7)	(2.75)%		(5.70)%		(139.19	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$16.73		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.22)		(0.14)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.21		7.46		(0.10)		0.03
Total from Investment Operations	1.19		7.24		(0.24)		0.03
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.19)		—		—
Paid-in-Capital	—		—		(0.11)		—
Total Distributions	—		(0.19)		(0.11)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$17.92		$16.73		$9.68		$10.03
Total Return(4)	7.11	%(6)	74.85%		(2.44)%		0.30	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,098		$431		$10		$10
Ratio of Expenses to Average Net Assets(8)	2.19	%(5)(7)	2.19	%(5)	2.19	%(5)	2.17	%(5)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.20	)%(5)(7)	(1.51	)%(5)	(1.42	)%(5)	(1.84	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	32	%(6)	50%		44%		0	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.73	%(7)	5.26%		27.34%		140.25	%(7)
Net Investment Loss to Average Net Assets	(0.74	)%(7)	(4.58)%		(26.57)%		(139.92	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Asia Opportunity Portfolio

	Class IS
	Six Months Ended June 30,2018		Year Ended December 31,				Period from December 29, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$16.92		$9.68		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.02)		(0.03)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.28		7.45		(0.10)		0.03
Total from Investment Operations	1.31		7.43		(0.13)		0.03
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.08)		—
Net Realized Gain	—		(0.19)		—		—
Paid-in-Capital	—		—		(0.14)		—
Total Distributions	—		(0.19)		(0.22)		—
Redemption Fees	0.00	(3)	0.00	(3)	—		—
Net Asset Value, End of Period	$18.23		$16.92		$9.68		$10.03
Total Return(4)	7.74	%(6)	76.82%		(1.29)%		0.30	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18		$17		$10		$10
Ratio of Expenses to Average Net Assets(8)	1.03	%(5)(7)	1.04	%(5)	1.04	%(5)	1.02	%(5)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.28	%(5)(7)	(0.18	)%(5)	(0.26	)%(5)	(0.69	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.01%		0.03	%(7)
Portfolio Turnover Rate	32	%(6)	50%		44%		0	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.05	%(7)	17.65%		25.20%		139.25	%(7)
Net Investment Loss to Average Net Assets	(10.74	)%(7)	(16.79)%		(24.42)%		(138.92	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation

Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$3,926	$—	$—	$3,926
Beverages	7,879	—	—	7,879
Diversified Consumer Services	4,158	—	—	4,158
Food Products	3,922	—	—	3,922
Hotels, Restaurants & Leisure	2,665	—	—	2,665
Household Durables	2,592	—	—	2,592
Insurance	2,168	—	—	2,168
Internet Software & Services	9,774	—	—	9,774
Pharmaceuticals	1,895	—	—	1,895
Semiconductors & Semiconductor Equipment	3,192	—	—	3,192
Textiles, Apparel & Luxury Goods	2,111	—	—	2,111
Total Common Stocks	44,282	—	—	44,282
Call Options Purchased	—	27	—	27
Short-Term Investment
Investment Company	3,418	—	—	3,418
Total Assets	$47,700	$27	$—	$47,727

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $29,031,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$27	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(7)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$27	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$27	(a)	$—	$—	$27

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	10,934,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,948	(d)	$—	$(2,948	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received non-cash collateral of approximately $3,054,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.27% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $98,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $36,423,000 and $10,972,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,947	$23,241	$21,770	$21
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$3,418

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is exe-

cuted at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$195	$19	$48	$—	$80

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a dividend redesignation and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$48	$(48)	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$257	$—

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $52,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.6%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and for the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

@ 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
2193509 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Breakout Nations Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Emerging Markets Breakout Nations Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Breakout Nations Portfolio Class I	$1,000.00	$882.50	$1,019.24	$5.23	$5.61	1.12%
Emerging Markets Breakout Nations Portfolio Class A	1,000.00	880.70	1,017.21	7.13	7.65	1.53
Emerging Markets Breakout Nations Portfolio Class C	1,000.00	877.20	1,013.49	10.61	11.38	2.28
Emerging Markets Breakout Nations Portfolio Class IS	1,000.00	882.50	1,019.44	5.04	5.41	1.08

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
Common Stocks (81.8%)
Argentina (2.2%)
Banco Macro SA ADR	400	$23
BBVA Banco Frances SA ADR	402	5
Bolsas y Mercados Argentinos SA	150	2
Central Puerto SA ADR	558	6
Globant SA (a)	242	14
Grupo Financiero Galicia SA ADR	774	26
Grupo Supervielle SA ADR	381	4
Telecom Argentina SA ADR	806	14
YPF SA ADR	1,430	19
		113
Bangladesh (1.8%)
Beximco Pharmaceuticals Ltd.	41,840	47
GrameenPhone Ltd.	622	3
Olympic Industries Ltd.	16,242	43
		93
Brazil (6.0%)
B3 SA — Brasil Bolsa Balcao	8,746	46
Banco Bradesco SA (Preference) (a)	12,053	84
Itau Unibanco Holding SA (Preference)	9,366	97
Petroleo Brasileiro SA (a)	8,322	42
Petroleo Brasileiro SA (Preference) (a)	10,900	48
		317
Chile (3.2%)
Banco Santander Chile	1,164,068	91
SACI Falabella	8,541	78
		169
China (14.9%)
AAC Technologies Holdings, Inc. (b)	1,200	17
Alibaba Group Holding Ltd. ADR (a)	796	148
Baidu, Inc. ADR (a)	45	11
Brilliance China Automotive Holdings Ltd. (b)	6,000	11
China Mengniu Dairy Co., Ltd. (a)(b)	9,000	31
CSPC Pharmaceutical Group Ltd. (b)	14,000	42
JD.com, Inc. ADR (a)	737	29
New Oriental Education & Technology Group, Inc. ADR	354	34
Shenzhou International Group Holdings Ltd. (b)	4,000	49
Sino Biopharmaceutical Ltd. (b)	27,000	41
Sinopharm Group Co., Ltd. H Shares (b)	1,600	6
Sogou, Inc. ADR (a)	1,071	12
TAL Education Group ADR (a)	887	33
Tencent Holdings Ltd. (b)	6,400	321
		785
Egypt (6.5%)
Commercial International Bank Egypt SAE	4,181	20
Commercial International Bank Egypt SAE GDR	26,816	133
Egyptian Financial Group-Hermes Holding Co.	23,959	31
Egyptian Financial Group-Hermes Holding Co. GDR	25,030	62
Integrated Diagnostics Holdings PLC	13,288	61
Juhayna Food Industries	47,882	32
		339
	Shares	Value (000)
India (1.9%)
HDFC Bank Ltd. ADR	279	$29
ICICI Bank Ltd. ADR	8,639	70
		99
Indonesia (7.2%)
Astra International Tbk PT	142,600	66
Bank Mandiri Persero Tbk PT	129,200	62
Bank Rakyat Indonesia Persero Tbk PT	127,000	25
Bumi Serpong Damai Tbk PT	316,400	34
Semen Indonesia Persero Tbk PT	101,300	50
Telekomunikasi Indonesia Persero Tbk PT	282,800	74
Unilever Indonesia Tbk PT	21,000	68
		379
Malaysia (8.4%)
Genting Malaysia Bhd	72,540	88
IHH Healthcare Bhd	69,500	105
Malayan Banking Bhd	34,740	77
Malaysia Airports Holdings Bhd	29,900	65
Public Bank Bhd	6,900	40
Sime Darby Plantation Bhd	39,360	52
Sime Darby Property Bhd	39,060	12
		439
Mexico (6.9%)
Alsea SAB de CV	13,593	47
America Movil SAB de CV, Class L ADR	3,658	61
Fomento Economico Mexicano SAB de CV ADR	790	69
Grupo Financiero Banorte SAB de CV Series O	19,125	113
Wal-Mart de Mexico SAB de CV	26,469	70
		360
Peru (3.6%)
Credicorp Ltd.	840	189
Philippines (5.9%)
Ayala Corp.	1,300	22
Ayala Land, Inc.	27,900	20
Metropolitan Bank & Trust Co.	107,504	148
SM Investments Corp.	7,420	122
		312
Poland (7.7%)
Bank Zachodni WBK SA	841	75
CCC SA	1,194	66
Jeronimo Martins SGPS SA	2,673	39
LPP SA	31	70
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,173	100
Powszechny Zaklad Ubezpieczen SA	5,388	56
		406
South Africa (3.6%)
AVI Ltd.	3,662	29
Bidvest Group Ltd. (The)	1,650	24
Capitec Bank Holdings Ltd.	405	26
Clicks Group Ltd.	1,518	22
Imperial Holdings Ltd.	1,235	18

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Breakout Nations Portfolio

	Shares	Value (000)
South Africa (cont'd)
Nedbank Group Ltd.	1,408	$25
Reunert Ltd.	1,477	9
Sanlam Ltd.	5,773	29
Tiger Brands Ltd.	395	9
		191
Vietnam (2.0%)
Ho Chi Minh City Development Joint Stock Commercial Bank	6,520	10
Sai Gon Cargo Service Corp.	1,400	11
Saigon Beer Alcohol Beverage Corp.	1,510	15
Vietjet Aviation JSC	3,328	20
Vietnam Dairy Products JSC	3,610	27
Vincom Retail JSC (a)	12,860	22
		105
Total Common Stocks (Cost $4,286)		4,296
Participation Note (0.6%)
Vietnam (0.6%)
Vietnam Dairy Products JSC, Equity Linked Notes, expires 11/20/20 (a) (Cost $28)	4,390	33

Investment Company (5.2%)

India (5.2%)
iShares MSCI India ETF (Cost $265)	8,204	273
	Shares	Value (000)
Short-Term Investment (11.2%)
Investment Company (11.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $591)	591,188	$591
Total Investments (98.8%) (Cost $5,170) (c)(d)		5,193
Other Assets in Excess of Liabilities (1.2%)		63
Net Assets (100.0%)		$5,256

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contract.

(d)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $357,000 and the aggregate gross unrealized depreciation is approximately $342,000, resulting in net unrealized appreciation of approximately $15,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

GDR  Global Depositary Receipt.
Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2018:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
State Street Bank and Trust Co.	$466	INR	31,651	8/9/18	$(6)

Futures Contract:

The Fund had the following futures contract open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
SGX NIFTY 50 (Singapore)	23	Jul-18	—	@	$492	$(2)

@  —  Value is less than $500.

INR  —  Indian Rupee

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Breakout Nations Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.5%
Banks	28.3
Short-Term Investment	11.4
Internet Software & Services	9.5
Investment Company	5.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open long futures contract with a value of approximately $492,000 and unrealized depreciation of approximately $2,000. Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $6,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Breakout Nations Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,579)	$4,602
Investment in Security of Affiliated Issuer, at Value (Cost $591)	591
Total Investments in Securities, at Value (Cost $5,170)	5,193
Foreign Currency, at Value (Cost $17)	17
Due from Adviser	48
Receivable for Variation Margin on Futures Contract	47
Dividends Receivable	5
Receivable for Investments Sold	4
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	49
Total Assets	5,365
Liabilities:
Payable for Custodian Fees	57
Payable for Professional Fees	36
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	6
Deferred Capital Gain Country Tax	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Investments Purchased	—	@
Payable for Administration Fees	—	@
Other Liabilities	6
Total Liabilities	109
Net Assets	$5,256
Net Assets Consist Of:
Paid-in-Capital	$5,000
Accumulated Undistributed Net Investment Income	23
Accumulated Undistributed Net Realized Gain	218
Unrealized Appreciation (Depreciation) on:
Investments	23
Futures Contracts	(2)
Foreign Currency Forward Exchange Contracts	(6)
Foreign Currency Translation	(—	@)
Net Assets	$5,256

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Breakout Nations Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$5,225
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.51
CLASS A:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.06
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.36
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.51

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Breakout Nations Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$51
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	56
Expenses:
Professional Fees	66
Custodian Fees (Note F)	32
Advisory Fees (Note B)	26
Registration Fees	23
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	12
Total Expenses	173
Expenses Reimbursed by Adviser (Note B)	(109)
Waiver of Advisory Fees (Note B)	(26)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	34
Net Investment Income	22
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	173
Foreign Currency Forward Exchange Contracts	(5)
Foreign Currency Translation	(1)
Futures Contracts	(10)
Net Realized Gain	157
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $3)	(858)
Foreign Currency Forward Exchange Contracts	(16)
Foreign Currency Translation	(— @)
Futures Contracts	(2)
Net Change in Unrealized Appreciation (Depreciation)	(876)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(719)
Net Decrease in Net Assets Resulting from Operations	$(697)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Breakout Nations Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$22	$37
Net Realized Gain	157	287
Net Change in Unrealized Appreciation (Depreciation)	(876)	807
Net Increase (Decrease) in Net Assets Resulting from Operations	(697)	1,131
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(24)
Net Realized Gain	—	(227)
Class A:
Net Investment Income	—	(—	@)
Net Realized Gain	—	(—	@)
Class C:
Net Investment Income	—	(—	@)
Net Realized Gain	—	(—	@)
Class IS:
Net Investment Income	—	(—	@)
Net Realized Gain	—	(—	@)
Total Distributions	—	(251)
Total Increase (Decrease) in Net Assets	(697)	880
Net Assets:
Beginning of Period	5,953	5,073
End of Period (Including Accumulated Undistributed Net Investment Income of $23 and $1)	$5,256	$5,953

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from December 15, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(1.45)		2.19		0.15
Total from Investment Operations	(1.40)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—
Net Realized Gain	—		(0.46)		—
Total Distributions	—		(0.51)		—
Net Asset Value, End of Period	$10.51		$11.91		$10.15
Total Return(4)	(11.75	)%(6)	22.44%		1.50	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,225		$5,917		$5,043
Ratio of Expenses to Average Net Assets(8)	1.12	%(5)(7)	1.11	%(5)	1.09	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.78	%(5)(7)	0.66	%(5)	0.67	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.04	%(7)
Portfolio Turnover Rate	25	%(6)	79%		16	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.77	%(7)	9.42%		22.93	%(7)
Net Investment Loss to Average Net Assets	(3.87	)%(7)	(7.65)%		(21.17	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from December 15, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$11.90		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.03		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(1.44)		2.20		0.14
Total from Investment Operations	(1.42)		2.23		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—
Net Realized Gain	—		(0.46)		—
Total Distributions	—		(0.47)		—
Net Asset Value, End of Period	$10.48		$11.90		$10.14
Total Return(4)	(11.93	)%(6)	22.01%		1.40	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$12		$10
Ratio of Expenses to Average Net Assets(8)	1.53	%(5)(7)	1.53	%(5)	1.51	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.36	%(5)(7)	0.25	%(5)	0.24	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.04	%(7)
Portfolio Turnover Rate	25	%(6)	79%		16	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	20.22	%(7)	27.13%		37.02	%(7)
Net Investment Loss to Average Net Assets	(18.33	)%(7)	(25.35)%		(35.27	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from December 15, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$11.80		$10.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(1.42)		2.18		0.14
Total from Investment Operations	(1.44)		2.12		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)(3)	—
Net Realized Gain	—		(0.46)		—
Total Distributions	—		(0.46)		—
Net Asset Value, End of Period	$10.36		$11.80		$10.14
Total Return(4)	(12.28	)%(6)	21.09%		1.40	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$12		$10
Ratio of Expenses to Average Net Assets(8)	2.28	%(5)(7)	2.28	%(5)	2.26	%(5)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.38	)%(5)(7)	(0.50	)%(5)	(0.50	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.04	%(7)
Portfolio Turnover Rate	25	%(6)	79%		16	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.11	%(7)	26.78%		37.76	%(7)
Net Investment Loss to Average Net Assets	(19.21	)%(7)	(25.00)%		(36.00	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Breakout Nations Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from December 15, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$11.91		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(1.45)		2.19		0.15
Total from Investment Operations	(1.40)		2.27		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—
Net Realized Gain	—		(0.46)		—
Total Distributions	—		(0.51)		—
Net Asset Value, End of Period	$10.51		$11.91		$10.15
Total Return(4)	(11.75	)%(6)	22.47%		1.50	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$12		$10
Ratio of Expenses to Average Net Assets(8)	1.08	%(5)(7)	1.08	%(5)	1.06	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.82	%(5)(7)	0.69	%(5)	0.70	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.02%		0.04	%(7)
Portfolio Turnover Rate	25	%(6)	79%		16	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.05	%(7)	25.68%		36.76	%(7)
Net Investment Loss to Average Net Assets	(17.15	)%(7)	(23.91)%		(35.00	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Breakout Nations Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$20	$—	$—	$20
Automobiles	77	—	—	77
Banks	1,472	—	—	1,472
Beverages	84	—	—	84
Capital Markets	141	—	—	141
Construction Materials	50	—	—	50
Distributors	18	—	—	18
Diversified Consumer Services	67	—	—	67
Diversified Financial Services	22	—	—	22
Diversified Telecommunication Services	88	—	—	88
Electronic Equipment, Instruments & Components	17	—	—	17
Food & Staples Retailing	131	—	—	131
Food Products	223	—	—	223
Health Care Providers & Services	172	—	—	172
Hotels, Restaurants & Leisure	135	—	—	135
Household Products	68	—	—	68
Independent Power & Renewable Electricity Producers	6	—	—	6
Industrial Conglomerates	155	—	—	155
Insurance	85	—	—	85
Internet & Direct Marketing Retail	29	—	—	29
Internet Software & Services	492	—	—	492
Multi-Line Retail	78	—	—	78
Oil, Gas & Consumable Fuels	109	—	—	109
Pharmaceuticals	130	—	—	130
Real Estate Management & Development	88	—	—	88
Software	14	—	—	14
Textiles, Apparel & Luxury Goods	185	—	—	185
Transportation	11	—	—	11
Transportation Infrastructure	65	—	—	65
Wireless Telecommunication Services	64	—	—	64
Total Common Stocks	4,296	—	—	4,296
Participation Note	—	33	—	33
Investment Company	273	—	—	273
Short-Term Investment
Investment Company	591	—	—	591
Total Assets	5,160	33	—	5,193
Liabilities:
Foreign Currency Forward Exchange Contract	—	(6)	—	(6)
Futures Contract	(2)	—	—	(2)
Total Liabilities	(2)	(6)	—	(8)
Total	$5,158	$27	$—	$5,185

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $2,623,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(6)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	(2	)(a)
Total			$(8)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(5)
Equity Risk	Futures Contracts	(10)
Total		$(15)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(16)
Equity Risk	Futures Contracts	(2)
Total		$(18)

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contract	$—	$6

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liabilities Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$6	$—	$—	$6

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contract:
Average monthly principal amount	$440,000
Futures Contracts:
Average monthly original value	$1,056,000

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2018, approximately $26,000 of advisory fees were waived and approximately $112,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $1,325,000 and $1,291,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$592	$1,048	$1,049	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$591

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2017, remains subject to examination by taxing authorities

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$243	$8	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign capital gains tax and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(14)	$14	$	(—	@)

@ Amount is less than $500.

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$42	$35

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $13,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund did not have record owners of 10% or greater.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of December 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

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You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMBONSAN
2193573 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Investment Advisory Agreement Approval	29
Privacy Notice	31
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Fixed Income Opportunities Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Fixed Income Opportunities Portfolio Class I	$1,000.00	$928.80	$1,020.63	$4.02	$4.21	0.84%
Emerging Markets Fixed Income Opportunities Portfolio Class A	1,000.00	928.00	1,018.84	5.74	6.01	1.20
Emerging Markets Fixed Income Opportunities Portfolio Class L	1,000.00	926.20	1,017.60	6.93	7.25	1.45
Emerging Markets Fixed Income Opportunities Portfolio Class C	1,000.00	924.10	1,015.12	9.30	9.74	1.95
Emerging Markets Fixed Income Opportunities Portfolio Class IS	1,000.00	929.90	1,020.73	3.92	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (88.0%)
Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond, 9.38%, 5/8/48 (a)		$220	$223
Argentina (6.7%)
Corporate Bonds (5.0%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	30
Provincia de Buenos Aires,
BADLAR + 3.83%, 35.19%, 5/31/22 (b)		2,440	71
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$170	153
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		230	202
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 36.06%, 6/9/21 (b)	ARS	3,570	107
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$150	118
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		240	202
Rio Energy SA/UGEN SA/UENSA SA,
6.88%, 2/1/25 (a)		150	125
YPF SA,
6.95%, 7/21/27 (a)		175	151
8.50%, 7/28/25		120	115
			1,274
Sovereign (1.7%)
Aeropuertos Argentina 2000 SA,
6.88%, 2/1/27 (a)		180	174
Argentine Bonos del Tesoro,
18.20%, 10/3/21	ARS	634	17
Argentine Republic Government International Bond,
6.88%, 1/11/48		$210	158
7.13%, 6/28/17		100	77
			426
			1,700
Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.00%, 10/12/28		200	180
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		200	190
Brazil (7.1%)
Corporate Bonds (3.5%)
Braskem Netherlands Finance BV,
4.50%, 1/10/28 (a)		310	286
	Face Amount (000)		Value (000)
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)		$240	$234
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)		200	180
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	175
			875
Sovereign (3.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/27	BRL	3,897	916
			1,791
Chile (1.5%)
Corporate Bonds (1.5%)
Geopark Ltd.,
6.50%, 9/21/24 (a)		$200	193
Latam Finance Ltd.,
6.88%, 4/11/24 (a)		200	196
			389
Colombia (5.0%)
Corporate Bonds (2.7%)
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		200	194
Millicom International Cellular SA,
6.00%, 3/15/25		485	490
			684
Sovereign (2.3%)
Colombian TES,
7.00%, 5/4/22	COP	302,700	108
7.50%, 8/26/26		350,000	127
7.75%, 9/18/30		30,000	11
10.00%, 7/24/24		847,300	345
			591
			1,275
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
7.16%, 3/12/45		$200	198
Dominican Republic (1.2%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It,(Units)
7.95%, 5/11/26 (a)(c)		200	207
Sovereign (0.4%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)		100	106
			313

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Egypt (1.1%)
Sovereign (1.1%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	$107
7.90%, 2/21/48 (a)		$200	183
			290
El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)		80	86
Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	205
Ghana (2.0%)
Sovereign (2.0%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		$260	254
10.75%, 10/14/30		200	243
			497
Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)		200	192
Hungary (1.4%)
Sovereign (1.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	105,000	356
5.50%, 6/24/25		970	4
			360
Indonesia (6.0%)
Corporate Bonds (1.6%)
Jababeka International BV,
6.50%, 10/5/23 (a)		$260	221
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	181
			402
Sovereign (4.4%)
Indonesia Treasury Bond,
8.75%, 5/15/31	IDR	1,310,000	96
9.00%, 3/15/29		10,990,000	819
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)		$200	202
			1,117
			1,519
Iraq (0.8%)
Sovereign (0.8%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	193
	Face Amount (000)		Value (000)
Israel (1.2%)
Corporate Bond (1.2%)
Teva Pharmaceutical Finance Netherlands III BV,
6.75%, 3/1/28		$300	$306
Jamaica (0.4%)
Sovereign (0.4%)
Jamaica Government International Bond,
8.00%, 3/15/39		100	112
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	184
Kazakhstan (2.3%)
Corporate Bond (0.8%)
Nostrum Oil & Gas Finance BV,
7.00%, 2/16/25 (a)		230	202
Sovereign (1.5%)
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		380	385
			587
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)		200	188
Malaysia (2.2%)
Sovereign (2.2%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	34
3.96%, 9/15/25		1,269	308
4.16%, 7/15/21		215	54
4.18%, 7/15/24		124	31
4.23%, 6/30/31		246	58
4.50%, 4/15/30		249	61
			546
Mexico (11.6%)
Corporate Bonds (2.3%)
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		$200	185
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	206
Unifin Financiera SAB de CV SOFOM ENR,
8.88%, 1/29/25 (a)(d)		200	180
			571
Sovereign (9.3%)
Mexican Bonos,
10.00%, 12/5/24	MXN	4,600	260
Series M
6.50%, 6/10/21		20,951	1,022
8.00%, 6/11/20 - 12/7/23		7,672	390
10.00%, 12/5/24		1,388	79

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Petroleos Mexicanos,
6.35%, 2/12/48 (a)		$100	$91
6.50%, 3/13/27		400	411
6.75%, 9/21/47		100	94
			2,347
			2,918
Mongolia (0.9%)
Sovereign (0.9%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		200	215
Nigeria (6.1%)
Corporate Bonds (3.0%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		200	197
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		340	332
Zenith Bank PLC,
6.25%, 4/22/19		240	241
			770
Sovereign (3.1%)
Nigeria Government International Bond,
6.38%, 7/12/23		400	396
6.50%, 11/28/27 (a)		200	187
7.14%, 2/23/30 (a)		200	189
			772
			1,542
Panama (1.6%)
Corporate Bond (0.8%)
Multibank, Inc.,
4.38%, 11/9/22 (a)		200	196
Sovereign (0.8%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	210
			406
Paraguay (0.8%)
Sovereign (0.8%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		200	196
Peru (0.5%)
Sovereign (0.5%)
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (c)	PEN	359	114
Poland (3.8%)
Sovereign (3.8%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,214	330
4.00%, 10/25/23		1,815	520
5.75%, 10/25/21 - 9/23/22		400	120
			970
	Face Amount (000)		Value (000)
Romania (0.5%)
Sovereign (0.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	500	$124
Russia (5.0%)
Corporate Bond (0.8%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		$220	211
Sovereign (4.2%)
Russian Federal Bond — OFZ,
6.40%, 5/27/20	RUB	20,325	320
7.00%, 1/25/23 - 8/16/23		24,141	380
7.60%, 7/20/22		9,800	158
7.75%, 9/16/26		12,171	197
			1,055
			1,266
Senegal (0.7%)
Sovereign (0.7%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		$200	178
South Africa (4.6%)
Corporate Bond (0.8%)
Stillwater Mining Co.,
7.13%, 6/27/25 (a)		220	194
Sovereign (3.8%)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	820	55
9.00%, 1/31/40		1,500	103
South Africa Government Bond,
6.75%, 3/31/21		770	54
8.00%, 1/31/30		11,091	739
			951
			1,145
Tanzania, United Republic of (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)		$200	192
Thailand (0.6%)
Sovereign (0.6%)
Thailand Government Bond,
4.88%, 6/22/29	THB	4,500	162
Turkey (0.4%)
Sovereign (0.4%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	135	20
8.00%, 3/12/25		503	74
			94

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Ukraine (3.2%)
Sovereign (3.2%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		$600	$516
7.75%, 9/1/23		300	290
			806
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
8.50%, 3/15/28 (a)	UYU	2,880	79
9.88%, 6/20/22 (a)		1,410	45
			124
Venezuela (1.0%)
Sovereign (1.0%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (e)(f)		$1,222	263
Total Fixed Income Securities (Cost $24,075)			22,239
	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (g) (Cost $—)		495	1
	Shares
Short-Term Investments (9.2%)
United States (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,438)		1,438,199	1,438
	Face Amount (000)
Egypt (2.2%)
Sovereign (2.2%)
Egypt Treasury Bills,
16.40%, 3/5/19	EGP	5,500	272
16.57%, 3/5/19		5,625	279
			551
Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Treasury Bill,
22.45%, 8/16/18	NGN	111,000	300
Total Sovereign (Cost $869)			851
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
2.02%, 11/1/18 (h) (Cost $30)		$30	30
Total Short-Term Investments (Cost $2,337)			2,319
Total Investments (97.2%) (Cost $26,412) (i)(j)			24,559
Other Assets in Excess of Liabilities (2.8%)			715
Net Assets (100.0%)			$25,274

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Consists of one or more classes of securities traded together as a unit.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2018.

(e)  Non-income producing security; bond in default.

(f)  Issuer in bankruptcy.

(g)  Security has been deemed illiquid at June 30, 2018.

(h)  Rate shown is the yield to maturity at June 30, 2018.

(i)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contract.

(j)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $243,000 and the aggregate gross unrealized depreciation is approximately $2,095,000, resulting in net unrealized depreciation of approximately $1,852,000.

BADLAR  Buenos Aires Deposits of Large Amount Rate.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MXN	13,760		$695	7/3/18	$2
Bank of America NA	TRY	627		$137	7/3/18	— @
Bank of America NA	TRY	60		$13	7/3/18	— @
JPMorgan Chase Bank NA	BRL	1,347		$349	7/3/18	2
JPMorgan Chase Bank NA	BRL	150		$39	7/3/18	— @
JPMorgan Chase Bank NA	BRL	1,497		$409	7/3/18	23
JPMorgan Chase Bank NA	TRY	37		$8	7/3/18	(— @)
JPMorgan Chase Bank NA		$388	BRL	1,497	7/3/18	(2)
JPMorgan Chase Bank NA		$40	BRL	150	7/3/18	(2)
JPMorgan Chase Bank NA		$357	BRL	1,347	7/3/18	(10)
JPMorgan Chase Bank NA		$699	MXN	13,760	7/3/18	(6)
JPMorgan Chase Bank NA		$160	TRY	724	7/3/18	(2)
State Street Bank and Trust Co.	MYR	260		$64	7/3/18	(— @)
State Street Bank and Trust Co.	MYR	260		$65	7/3/18	1
State Street Bank and Trust Co.		$64	MYR	260	7/3/18	— @
State Street Bank and Trust Co.		$65	MYR	260	7/3/18	(— @)
JPMorgan Chase Bank NA		$29	COP	83,250	7/13/18	(1)
JPMorgan Chase Bank NA		$108	RON	429	7/13/18	(1)
JPMorgan Chase Bank NA		$131	KZT	44,000	7/17/18	(2)
Bank of America NA	HUF	46,000		$169	7/20/18	6
Barclays Bank PLC	ZAR	1,700		$128	7/20/18	4
JPMorgan Chase Bank NA	HUF	21,700		$79	7/20/18	2
JPMorgan Chase Bank NA		$72	HUF	20,000	7/20/18	(1)
JPMorgan Chase Bank NA		$82	ZAR	1,100	7/20/18	(2)
Bank of America NA		$315	THB	10,350	7/23/18	(2)
Bank of America NA	EUR	100		$117	7/31/18	— @
JPMorgan Chase Bank NA		$89	CLP	57,000	7/31/18	(2)
JPMorgan Chase Bank NA	BRL	1,347		$356	8/2/18	10
State Street Bank and Trust Co.	MYR	260		$65	8/2/18	— @
Bank of America NA		$135	TRY	627	8/3/18	(— @)
JPMorgan Chase Bank NA	MXN	13,760		$695	8/3/18	6
JPMorgan Chase Bank NA	NGN	99,000		$253	8/20/18	(19)
						$4

Futures Contract:

The Fund had the following futures contract open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
German Euro Bund (Germany)	1	Sep-18	(100)	$(190)	$(3)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

@  Value is less than $500.

ARS  —  Argentine Peso

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

EGP  —  Egyptian Pound

EUR  —  Euro

GEL  —  Georgian Lari

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

KZT  —  Kazakhstan Tenge

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

UYU  —  Uruguay Peso

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	63.4%
Corporate Bonds	27.2
Other*	9.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with a value of approximately $190,000 and unrealized depreciation of approximately $3,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $4,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,974)	$23,121
Investment in Security of Affiliated Issuer, at Value (Cost $1,438)	1,438
Total Investments in Securities, at Value (Cost $26,412)	24,559
Foreign Currency, at Value (Cost $128)	126
Interest Receivable	537
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	56
Receivable for Fund Shares Sold	25
Due from Adviser	21
Receivable for Investments Sold	15
Receivable for Variation Margin on Futures Contracts	4
Tax Reclaim Receivable	2
Receivable from Affiliate	2
Dividends Receivable	—	@
Other Assets	79
Total Assets	25,426
Liabilities:
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	52
Payable for Professional Fees	44
Payable for Investments Purchased	20
Payable for Custodian Fees	10
Payable for Directors' Fees and Expenses	10
Deferred Capital Gain Country Tax	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	152
Net Assets	$25,274
Net Assets Consist of:
Paid-in-Capital	$31,648
Accumulated Undistributed Net Investment Income	373
Accumulated Net Realized Loss	(4,881)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $3 of Deferred Capital Gain Country Tax)	(1,856)
Futures Contracts	(3)
Foreign Currency Forward Exchange Contracts	4
Foreign Currency Translation	(11)
Net Assets	$25,274

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$22,365
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,514,708
Net Asset Value, Offering and Redemption Price Per Share	$8.89
CLASS A:
Net Assets	$1,212
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	136,482
Net Asset Value, Redemption Price Per Share	$8.88
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.39
Maximum Offering Price Per Share	$9.27
CLASS L:
Net Assets	$733
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	82,769
Net Asset Value, Offering and Redemption Price Per Share	$8.86
CLASS C:
Net Assets	$262
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,618
Net Asset Value, Offering and Redemption Price Per Share	$8.85
CLASS IS:
Net Assets	$702
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	78,874
Net Asset Value, Offering and Redemption Price Per Share	$8.90

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $11 of Foreign Taxes Withheld)	$801
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	805
Expenses:
Advisory Fees (Note B)	96
Professional Fees	63
Registration Fees	23
Custodian Fees (Note F)	18
Administration Fees (Note C)	10
Shareholder Reporting Fees	7
Pricing Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	1
Directors' Fees and Expenses	2
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	13
Total Expenses	249
Waiver of Advisory Fees (Note B)	(96)
Expenses Reimbursed by Adviser (Note B)	(36)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	112
Net Investment Income	693
Realized Gain (Loss):
Investments Sold (Net of $8 of Capital Gain Country Tax)	(398)
Foreign Currency Forward Exchange Contracts	46
Foreign Currency Translation	(2)
Futures Contracts	— @
Net Realized Loss	(354)
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $—@)	(2,276)
Foreign Currency Forward Exchange Contracts	(16)
Foreign Currency Translation	(17)
Futures Contracts	(5)
Net Change in Unrealized Appreciation (Depreciation)	(2,314)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,668)
Net Decrease in Net Assets Resulting from Operations	$(1,975)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$693	$1,652
Net Realized Gain (Loss)	(354)	474
Net Change in Unrealized Appreciation (Depreciation)	(2,314)	846
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,975)	2,972
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(228)	(1,274)
Class A:
Net Investment Income	(13)	(58)
Class L:
Net Investment Income	(7)	(42)
Class C:
Net Investment Income	(2)	(13)
Class IS:
Net Investment Income	(8)	(44)
Total Distributions	(258)	(1,431)
Capital Share Transactions:(1)
Class I:
Subscribed	4,871	1,173
Distributions Reinvested	31	172
Redeemed	(2,819)	(820)
Class A:
Subscribed	1,644	226
Distributions Reinvested	11	48
Redeemed	(1,448)	(160)
Class L:
Distributions Reinvested	6	38
Redeemed	(49)	(25)
Class C:
Subscribed	—	32
Distributions Reinvested	2	12
Redeemed	(— @)	(1)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,249	695
Redemption Fees	— @	— @
Total Increase in Net Assets	16	2,236
Net Assets:
Beginning of Period	25,258	23,022
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $373 and $(62), respectively)	$25,274	$25,258
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	511	122
Shares Issued on Distributions Reinvested	3	18
Shares Redeemed	(296)	(86)
Net Increase in Class I Shares Outstanding	218	54
Class A:
Shares Subscribed	170	24
Shares Issued on Distributions Reinvested	1	5
Shares Redeemed	(154)	(17)
Net Increase in Class A Shares Outstanding	17	12
Class L:
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(5)	(3)
Net Increase (Decrease) in Class L Shares Outstanding	(4)	1
Class C:
Shares Subscribed	—	4
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class C Shares Outstanding	— @@	5

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$9.68		$9.07		$8.53		$9.22		$9.40		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.65		0.67		0.52		0.51		0.53
Net Realized and Unrealized Gain (Loss)	(0.98)		0.52		0.42		(0.68)		(0.19)		(1.50)
Total from Investment Operations	(0.69)		1.17		1.09		(0.16)		0.32		(0.97)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.56)		(0.55)		(0.53)		(0.50)		(0.48)
Net Realized Gain	—		—		—		—		—		(0.26)
Total Distributions	(0.10)		(0.56)		(0.55)		(0.53)		(0.50)		(0.74)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$8.89		$9.68		$9.07		$8.53		$9.22		$9.40
Total Return(4)	(7.12	)%(7)	12.94%		12.80%		(1.83)%		3.38%		(8.79)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,365		$22,219		$20,332		$19,219		$18,492		$19,400
Ratio of Expenses to Average Net Assets(9)	0.84	%(5)(8)	0.83	%(5)	0.84	%(5)	0.83	%(5)	0.83	%(5)	0.84	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	6.16	%(5)(8)	6.73	%(5)	7.32	%(5)	5.74	%(5)	5.23	%(5)	5.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	35	%(7)	77%		116%		111%		95%		94%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.87	%(8)	2.01%		2.03%		1.82%		1.91%		2.15%
Net Investment Income to Average Net Assets	5.13	%(8)	5.55%		6.13%		4.75%		4.15%		3.83%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$9.67		$9.06		$8.52		$9.21		$9.40		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.61		0.64		0.50		0.47		0.49
Net Realized and Unrealized Gain (Loss)	(0.97)		0.52		0.42		(0.69)		(0.19)		(1.49)
Total from Investment Operations	(0.70)		1.13		1.06		(0.19)		0.28		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.52)		(0.52)		(0.50)		(0.47)		(0.45)
Net Realized Gain	—		—		—		—		—		(0.26)
Total Distributions	(0.09)		(0.52)		(0.52)		(0.50)		(0.47)		(0.71)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$8.88		$9.67		$9.06		$8.52		$9.21		$9.40
Total Return(4)	(7.20	)%(8)	12.54%		12.53%		(2.14)%		2.90%		(9.05)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,212		$1,150		$972		$1,103		$291		$196
Ratio of Expenses to Average Net Assets(10)	1.20	%(5)(9)	1.19	%(5)	1.09	%(5)	1.20	%(5)	1.20	%(5)	1.14	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(10)	5.69	%(5)(9)	6.37	%(5)	7.03	%(5)	5.61	%(5)	4.88	%(5)	4.88	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	35	%(8)	77%		116%		111%		95%		94%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.32	%(9)	2.51%		2.28%		2.49%		2.85%		2.76%
Net Investment Income to Average Net Assets	4.57	%(9)	5.05%		5.84%		4.32%		3.23%		3.26%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.10% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$9.65		$9.05		$8.51		$9.22		$9.39		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.26		0.59		0.62		0.49		0.45		0.47
Net Realized and Unrealized Gain (Loss)	(0.97)		0.51		0.41		(0.72)		(0.18)		(1.51)
Total from Investment Operations	(0.71)		1.10		1.03		(0.23)		0.27		(1.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.50)		(0.49)		(0.48)		(0.44)		(0.42)
Net Realized Gain	—		—		—		—		—		(0.26)
Total Distributions	(0.08)		(0.50)		(0.49)		(0.48)		(0.44)		(0.68)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$8.86		$9.65		$9.05		$8.51		$9.22		$9.39
Total Return(4)	(7.38	)%(8)	12.28%		12.15%		(2.53)%		2.85%		(9.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$733		$842		$777		$735		$98		$100
Ratio of Expenses to Average Net Assets(10)	1.45	%(5)(9)	1.44	%(5)	1.45	%(5)	1.45	%(5)	1.45	%(5)	1.41	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(10)	5.47	%(5)(9)	6.11	%(5)	6.70	%(5)	5.44	%(5)	4.62	%(5)	4.57	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	35	%(8)	77%		116%		111%		95%		94%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.64	%(9)	2.77%		2.78%		2.94%		4.10%		3.07%
Net Investment Income to Average Net Assets	4.28	%(9)	4.78%		5.37%		3.95%		1.97%		2.91%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$9.65		$9.05		$8.52		$9.52
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.24		0.50		0.54		0.32
Net Realized and Unrealized Gain (Loss)	(0.97)		0.55		0.43		(0.97)
Total from Investment Operations	(0.73)		1.05		0.97		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.45)		(0.44)		(0.35)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.85		$9.65		$9.05		$8.52
Total Return(5)	(7.59	)%(8)	11.76%		11.60%		(6.95	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$262		$284		$225		$202
Ratio of Expenses to Average Net Assets(10)	1.95	%(6)(9)	1.94	%(6)	1.95	%(6)	1.95	%(6)(9)
Ratio of Net Investment Income to Average Net Assets(10)	5.08	%(6)(9)	5.18	%(6)	5.87	%(6)	5.34	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	35	%(8)	77%		116%		111%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.58	%(9)	3.84%		3.97%		6.28	%(9)
Net Investment Income to Average Net Assets	3.45	%(9)	3.28%		3.85%		1.01	%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$9.68		$9.07		$8.53		$9.22		$9.40		$9.65
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.29		0.65		0.67		0.50		0.51		0.15
Net Realized and Unrealized Gain (Loss)	(0.97)		0.52		0.42		(0.66)		(0.19)		0.04
Total from Investment Operations	(0.68)		1.17		1.09		(0.16)		0.32		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.56)		(0.55)		(0.53)		(0.50)		(0.24)
Net Realized Gain	—		—		—		—		—		(0.20)
Total Distributions	(0.10)		(0.56)		(0.55)		(0.53)		(0.50)		(0.44)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—		0.00	(4)
Net Asset Value, End of Period	$8.90		$9.68		$9.07		$8.53		$9.22		$9.40
Total Return(5)	(7.01	)%(9)	12.95%		12.81%		(1.83)%		3.39%		1.92	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$702		$763		$716		$673		$10		$10
Ratio of Expenses to Average Net Assets(11)	0.82	%(7)(10)	0.81	%(7)	0.82	%(7)	0.82	%(7)	0.82	%(7)	0.81	%(6)(7)(10)
Ratio of Net Investment Income to Average Net Assets(11)	6.12	%(7)(10)	6.74	%(7)	7.33	%(7)	5.45	%(7)	5.25	%(7)	5.36	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	35	%(9)	77%		116%		111%		95%		94%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.08	%(10)	2.25%		2.25%		1.86%		21.21%		7.70	%(10)
Net Investment Income (Loss) to Average Net Assets	4.86	%(10)	5.30%		5.90%		4.41%		(15.14)%		(1.53	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class IS shares.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Fixed Income Opportunities Portfolio. The Fund seeks high total return.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,678	$—	$6,678
Sovereign	—	15,561	—	15,561
Total Fixed Income Securities	—	22,239	—	22,239
Warrant	—	1	—	1
Short-Term Investments
Investment Company	1,438	—	—	1,438
Sovereign	—	851	—	851
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	1,438	881	—	2,319
Foreign Currency Forward Exchange Contracts	—	56	—	56
Total Assets	1,438	23,177	—	24,615
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(52)	—	(52)
Futures Contract	(3)	—	—	(3)
Total Liabilities	(3)	(52)	—	(55)
Total	$1,435	$23,125	$—	$24,560

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$56
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(52)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	(3	)(a)
	Total		$(55)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$46
Interest Rate Risk	Futures Contracts	—	@
	Total	$46

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(16)
Interest Rate Risk	Futures Contracts	(5)
	Total	$(21)

@ Value is less than $500.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$56	$52

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counter-

party experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$8	$(2)	$—	$6
Barclays Bank PLC	4	—	—	4
JPMorgan Chase Bank NA	43	(43)	—	0
State Street Bank and Trust Co.	1	(— @)	—	1
Total	$56	$(45)	$—	$11
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2	$(2)	$—	$0
JPMorgan Chase Bank NA	50	(43)	—	7
State Street Bank and Trust Co.	— @	(— @)	—	0
Total	$52	$(45)	$—	$7

@ Value is less than $500.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$4,977,000
Futures Contracts:
Average monthly original value	$128,000

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating ex-

penses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. For the six months ended June 30, 2018, The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $96,000 of advisory fees were waived and approximately $40,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $9,620,000 and $8,344,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$173	$10,386	$9,121	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$1,438

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,431	$—	$1,380	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, foreign capital gains tax and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(145)	$147	$(2)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$105	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,063,000 and $3,418,000, respectively, that do not have an expiration date. These amounts include capital losses acquired from MSIF Emerging Markets Domestic Debt that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $625,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three-, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and its actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
2193582 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$933.30	$1,018.99	$5.61	$5.86	1.17%
Emerging Markets Leaders Portfolio Class A	1,000.00	931.20	1,017.06	7.47	7.80	1.56
Emerging Markets Leaders Portfolio Class C	1,000.00	928.60	1,013.34	11.05	11.53	2.31
Emerging Markets Leaders Portfolio Class IS	1,000.00	933.30	1,019.29	5.32	5.56	1.11

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Argentina (2.7%)
Despegar.com Corp. (a)	78,000	$1,636
China (12.7%)
Alibaba Group Holding Ltd. ADR (a)	16,198	3,005
Tencent Holdings Ltd. (b)	92,200	4,628
		7,633
Germany (3.6%)
Adidas AG	9,917	2,165
Hong Kong (10.6%)
AIA Group Ltd.	397,000	3,471
Samsonite International SA (a)	815,400	2,884
		6,355
Hungary (2.4%)
OTP Bank Nyrt	40,695	1,474
India (21.5%)
Apollo Hospitals Enterprise Ltd.	256,173	3,916
Crompton Greaves Consumer Electricals Ltd.	566,201	1,869
Godrej Consumer Products Ltd.	94,718	1,695
IndusInd Bank Ltd.	62,078	1,751
L&T Finance Holdings Ltd.	843,514	1,867
Marico Ltd.	380,826	1,843
		12,941
Indonesia (6.2%)
Bank Mandiri Persero Tbk PT	5,372,700	2,568
Sumber Alfaria Trijaya Tbk PT	22,359,691	1,171
		3,739
Korea, Republic of (4.0%)
Hanssem Co., Ltd.	10,346	975
Osstem Implant Co., Ltd. (a)	30,687	1,401
		2,376
Mexico (4.0%)
Alsea SAB de CV	343,433	1,183
Grupo Financiero Banorte SAB de CV Series O	210,393	1,237
		2,420
Peru (3.3%)
Credicorp Ltd.	8,752	1,970
Poland (2.2%)
Eurocash SA	225,872	1,309
South Africa (3.7%)
Famous Brands Ltd. (a)	271,370	2,241
Taiwan (18.2%)
King Slide Works Co., Ltd.	180,000	2,542
Largan Precision Co., Ltd.	6,000	884
Poya International Co., Ltd.	153,304	1,649
Silergy Corp.	42,000	1,021
Taiwan Semiconductor Manufacturing Co., Ltd.	362,000	2,571
Voltronic Power Technology Corp.	133,750	2,285
		10,952
	Shares	Value (000)
Thailand (3.1%)
Kasikornbank PCL NVDR	317,000	$1,856
Total Common Stocks (Cost $51,418)		59,067
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $813)	813,228	813
Total Investments (99.6%) (Cost $52,231) (c)		59,880
Other Assets in Excess of Liabilities (0.4%)		229
Net Assets (100.0%)		$60,109

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,164,000 and the aggregate gross unrealized depreciation is approximately $2,515,000, resulting in net unrealized appreciation of approximately $7,649,000.

ADR  American Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.7%
Banks	18.1
Internet Software & Services	12.8
Textiles, Apparel & Luxury Goods	8.4
Health Care Providers & Services	6.6
Semiconductors & Semiconductor Equipment	6.0
Personal Products	5.9
Insurance	5.8
Hotels, Restaurants & Leisure	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $51,418)	$59,067
Investment in Security of Affiliated Issuer, at Value (Cost $813)	813
Total Investments in Securities, at Value (Cost $52,231)	59,880
Foreign Currency, at Value (Cost $80)	80
Dividends Receivable	180
Tax Reclaim Receivable	116
Receivable for Investments Sold	47
Receivable from Affiliate	1
Receivable for Fund Shares Sold	1
Other Assets	68
Total Assets	60,373
Liabilities:
Payable for Advisory Fees	110
Payable for Professional Fees	57
Payable for Custodian Fees	43
Payable for Fund Shares Redeemed	19
Deferred Capital Gain Country Tax	14
Payable for Investments Purchased	9
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	5
Total Liabilities	264
Net Assets	$60,109
Net Assets Consist of:
Paid-in-Capital	$52,155
Accumulated Undistributed Net Investment Income	74
Accumulated Undistributed Net Realized Gain	229
Unrealized Appreciation (Depreciation) on:
Investments	7,649
Foreign Currency Translation	2
Net Assets	$60,109

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$44,194
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,900,097
Net Asset Value, Offering and Redemption Price Per Share	$11.33
CLASS A:
Net Assets	$1,206
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	107,378
Net Asset Value, Redemption Price Per Share	$11.23
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.85
CLASS C:
Net Assets	$831
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	75,247
Net Asset Value, Offering and Redemption Price Per Share	$11.05
CLASS IS:
Net Assets	$13,878
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,224,471
Net Asset Value, Offering and Redemption Price Per Share	$11.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $121 of Foreign Taxes Withheld)	$744
Dividends from Security of Affiliated Issuer (Note G)	15
Total Investment Income	759
Expenses:
Advisory Fees (Note B)	355
Professional Fees	67
Custodian Fees (Note F)	32
Administration Fees (Note C)	32
Registration Fees	31
Sub Transfer Agency Fees — Class I	18
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	5
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	8
Expenses Before Non Operating Expenses	564
Bank Overdraft Expense	4
Total Expenses	568
Waiver of Advisory Fees (Note B)	(100)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	465
Net Investment Income	294
Realized Gain (Loss):
Investments Sold	1,616
Foreign Currency Translation	(110)
Net Realized Gain	1,506
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $62)	(6,626)
Foreign Currency Translation	(3)
Net Change in Unrealized Appreciation (Depreciation)	(6,629)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(5,123)
Net Decrease in Net Assets Resulting from Operations	$(4,829)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$294	$632
Net Realized Gain	1,506	4,249
Net Change in Unrealized Appreciation (Depreciation)	(6,629)	18,107
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,829)	22,988
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(463)
Net Realized Gain	—	(249)
Class A:
Net Investment Income	—	(2)
Net Realized Gain	—	(3)
Class C:
Net Realized Gain	—	(3)
Class IS:
Net Investment Income	—	(95)
Net Realized Gain	—	(50)
Total Distributions	—	(865)
Capital Share Transactions:(1)
Class I:
Subscribed	5,646	47,849
Distributions Reinvested	—	490
Redeemed	(31,053)	(10,905)
Class A:
Subscribed	351	594
Distributions Reinvested	—	6
Redeemed	(146)	(504)
Class C:
Subscribed	102	247
Distributions Reinvested	—	3
Redeemed	(131)	(64)
Class IS:
Subscribed	—	750
Distributions Reinvested	—	145
Redeemed	—	(86,228)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,231)	(47,617)
Redemption Fees	—	1
Total Decrease in Net Assets	(30,060)	(25,493)
Net Assets:
Beginning of Period	90,169	115,662
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $74 and $(220), respectively)	$60,109	$90,169

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	463	4,336
Shares Issued on Distributions Reinvested	—	41
Shares Redeemed	(2,597)	(950)
Net Increase (Decrease) in Class I Shares Outstanding	(2,134)	3,427
Class A:
Shares Subscribed	29	52
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(13)	(46)
Net Increase in Class A Shares Outstanding	16	6
Class C:
Shares Subscribed	8	22
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(11)	(5)
Net Increase (Decrease) in Class C Shares Outstanding	(3)	17
Class IS:
Shares Subscribed	—	65
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	—	(7,984)
Net Decrease in Class IS Shares Outstanding	—	(7,907)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.04		0.08		0.04		0.06
Net Realized and Unrealized Gain (Loss)	(0.85)		2.45		0.25		(0.49)
Total from Investment Operations	(0.81)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.04)		—		—
Paid-in-Capital	—		—		(0.00	)(4)	—
Total Distributions	—		(0.12)		(0.01)		(0.12)
Redemption Fees	—		0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.33		$12.14		$9.73		$9.45
Total Return(5)	(6.67	)%(8)	26.01%		3.08%		(4.26	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,194		$73,273		$25,374		$13,379
Ratio of Expenses to Average Net Assets(10)	1.17	%(6)(9)	1.11	%(6)	1.10	%(6)	1.14	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.16	%(6)(9)	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	0.71	%(6)(9)	0.67	%(6)	0.37	%(6)	0.65	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.02%		0.01	%(9)
Portfolio Turnover Rate	25	%(8)	79%		45%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.41	%(9)	1.43%	1.32%	2.80	%(9)
Net Investment Income (Loss) to Average Net Assets	0.47	%(9)	0.35%	0.15%	(1.01	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.06		$9.67		$9.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.03		0.02		(0.03)		0.02
Net Realized and Unrealized Gain (Loss)	(0.86)		2.44		0.28		(0.48)
Total from Investment Operations	(0.83)		2.46		0.25		(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		(0.11)
Net Realized Gain	—		(0.04)		—		—
Paid-in-Capital	—		—		(0.00	)(4)	—
Total Distributions	—		(0.07)		(0.01)		(0.11)
Redemption Fees	—		0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.23		$12.06		$9.67		$9.43
Total Return(5)	(6.88	)%(8)	25.46%		2.63%		(4.61	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,206		$1,102		$821		$182
Ratio of Expenses to Average Net Assets(10)	1.56	%(6)(9)	1.54	%(6)	1.53	%(6)	1.54	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.55	%(6)(9)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	0.52	%(6)(9)	0.18	%(6)	(0.33	)%(6)	0.21	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.02%		0.01	%(9)
Portfolio Turnover Rate	25	%(8)	79%		45%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.82	%(9)	2.01%	1.96%	5.89	%(9)
Net Investment Income (Loss) to Average Net Assets	0.26	%(9)	(0.29)%	(0.76)%	(4.14	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$11.90		$9.59		$9.42		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.06)		(0.10)		(0.06)
Net Realized and Unrealized Gain (Loss)	(0.83)		2.41		0.28		(1.07)
Total from Investment Operations	(0.85)		2.35		0.18		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.06)
Net Realized Gain	—		(0.04)		—		—
Paid-in-Capital	—		—		(0.00	)(4)	—
Total Distributions	—		(0.04)		(0.01)		(0.06)
Redemption Fees	—		0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.05		$11.90		$9.59		$9.42
Total Return(5)	(7.14	)%(8)	24.53%		1.89%		(10.61	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$831		$926		$587		$100
Ratio of Expenses to Average Net Assets(10)	2.31	%(6)(9)	2.29	%(6)	2.28	%(6)	2.30	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.30	%(6)(9)	N/A		N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(10)	(0.29	)%(6)(9)	(0.49	)%(6)	(0.99	)%(6)	(0.85	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.02%		0.00	%(7)(9)
Portfolio Turnover Rate	25	%(8)	79%		45%		36%
(10) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	2.62	%(9)	2.80%	3.08%	5.73	%(9)
Net Investment Loss to Average Net Assets	(0.60	)%(9)	(1.00)%	(1.79)%	(4.28	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from January 5, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.14		$9.73		$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.06		0.08		(0.00	)(4)	0.07
Net Realized and Unrealized Gain (Loss)	(0.87)		2.45		0.29		(0.50)
Total from Investment Operations	(0.81)		2.53		0.29		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.01)		(0.12)
Net Realized Gain	—		(0.04)		—		—
Paid-in-Capital	—		—		(0.00	)(4)	—
Total Distributions	—		(0.12)		(0.01)		(0.12)
Redemption Fees	—		0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$11.33		$12.14		$9.73		$9.45
Total Return(5)	(6.67	)%(9)	26.02%		3.09%		(4.25	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,878		$14,868		$88,880		$15,925
Ratio of Expenses to Average Net Assets(11)	1.11	%(6)(10)	1.09	%(6)	1.08	%(6)	1.12	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%(6)(10)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.98	%(6)(10)	0.72	%(6)	(0.00	)%(6)(8)	0.75	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.01%		0.02%		0.01	%(10)
Portfolio Turnover Rate	25	%(9)	79%		45%		36%
(11) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.37	%(10)	1.42%	1.31%	2.65	%(10)
Net Investment Income (Loss) to Average Net Assets	0.72	%(10)	0.39%	(0.23)%	(0.78	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Date of Reorganization (close of business).

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.15% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$10,856	$—	$—	$10,856
Diversified Financial Services	1,867	—	—	1,867
Electrical Equipment	2,285	—	—	2,285
Electronic Equipment, Instruments & Components	884	—	—	884
Food & Staples Retailing	2,480	—	—	2,480
Health Care Equipment & Supplies	1,401	—	—	1,401
Health Care Providers & Services	3,916	—	—	3,916
Hotels, Restaurants & Leisure	3,424	—	—	3,424
Household Durables	2,844	—	—	2,844
Insurance	3,471	—	—	3,471
Internet & Direct Marketing Retail	1,636	—	—	1,636
Internet Software & Services	7,633	—	—	7,633
Machinery	2,542	—	—	2,542
Multi-Line Retail	1,649	—	—	1,649
Personal Products	3,538	—	—	3,538
Semiconductors & Semiconductor Equipment	3,592	—	—	3,592
Textiles, Apparel & Luxury Goods	5,049	—	—	5,049
Total Common Stocks	59,067	—	—	59,067
Short-Term Investment
Investment Company	813	—	—	813
Total Assets	$59,880	$—	$—	$59,880

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $43,741,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses)

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $100,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $19,495,000 and $41,923,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,309	$20,137	$22,633	$15
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$813

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

During the six months ended June 30, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Ex-

pense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2017 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$555	$310	$43	$—	$34

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a dividend redesignation and redemptions in kind, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$(50)	$(4,298)	$4,348

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$188

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $742,000.

For the year ended December 31, 2017, the Fund realized gains from in-kind redemptions of approximately $4,348,000. The gains are not taxable income to the Fund.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.8%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was lower than its peer group average, its actual management fee was higher than but close to its peer group average and its total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
2193586 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	28
Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Emerging Markets Portfolio Class I	$1,000.00	$907.70	$1,019.79	$4.78	*	$5.06	*	1.01%
Emerging Markets Portfolio Class A	1,000.00	906.40	1,018.30	6.19	*	6.56	*	1.31
Emerging Markets Portfolio Class L	1,000.00	903.50	1,015.42	8.92	*	9.44	*	1.89
Emerging Markets Portfolio Class C	1,000.00	902.40	1,014.18	10.09	*	10.69	*	2.14
Emerging Markets Portfolio Class IS	1,000.00	908.00	1,020.23	4.35	*	4.61	*	0.92
Emerging Markets Portfolio Class IR^	1,000.00	967.60	1,001.45	0.32	**	0.33	**	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^    The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Argentina (0.4%)
Grupo Financiero Galicia SA ADR	138,099	$4,554
Austria (0.8%)
Erste Group Bank AG (a)	235,428	9,829
Brazil (4.8%)
B3 SA — Brasil Bolsa Balcao	1,818,213	9,594
Banco Bradesco SA (Preference)	2,265,008	15,720
Itau Unibanco Holding SA (Preference)	1,791,226	18,644
Petroleo Brasileiro SA	1,656,724	8,301
Petroleo Brasileiro SA (Preference)	2,149,066	9,532
		61,791
Chile (1.8%)
Banco Santander Chile	96,498,482	7,555
Banco Santander Chile ADR	44,029	1,384
SACI Falabella	1,481,918	13,581
		22,520
China (26.1%)
AAC Technologies Holdings, Inc. (b)	284,500	4,007
Alibaba Group Holding Ltd. ADR (a)	239,626	44,458
Baidu, Inc. ADR (a)	12,600	3,062
Bank of China Ltd. H Shares (b)	53,295,000	26,425
Brilliance China Automotive Holdings Ltd. (b)	2,352,000	4,245
China Construction Bank Corp. H Shares (b)	39,244,750	36,265
China Mengniu Dairy Co., Ltd. (a)(b)	3,216,000	10,904
China Mobile Ltd. (b)	652,500	5,797
China Overseas Land & Investment Ltd. (b)	1,720,000	5,667
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,671,000	14,201
China Resources Land Ltd. (b)	946,000	3,189
China Unicom Hong Kong Ltd. (b)	4,136,000	5,166
CSPC Pharmaceutical Group Ltd. (b)	4,310,000	13,020
JD.com, Inc. ADR (a)	151,530	5,902
Kweichow Moutai Co., Ltd., Class A	21,487	2,372
New Oriental Education & Technology Group, Inc. ADR	106,949	10,124
PetroChina Co., Ltd. H Shares (b)	9,690,000	7,373
Shenzhou International Group Holdings Ltd. (b)	1,082,000	13,357
Sino Biopharmaceutical Ltd. (b)	7,708,000	11,829
Sinopharm Group Co., Ltd. H Shares (b)	574,400	2,310
Sogou, Inc. ADR (a)(c)	353,723	4,043
TAL Education Group ADR (a)	146,798	5,402
Tencent Holdings Ltd. (b)	1,913,900	96,066
		335,184
Egypt (0.7%)
Commercial International Bank Egypt SAE	1,800,921	8,516
Germany (0.9%)
Adidas AG	50,820	11,095
Hong Kong (1.1%)
Samsonite International SA (a)	4,070,100	14,396
Hungary (1.2%)
OTP Bank Nyrt	408,396	14,786
	Shares	Value (000)
India (8.2%)
Ashok Leyland Ltd.	7,493,700	$13,759
Eicher Motors Ltd.	17,163	7,162
HDFC Bank Ltd. ADR	73,500	7,719
ICICI Bank Ltd.	1,312,734	5,277
ICICI Bank Ltd. ADR	457,800	3,676
IndusInd Bank Ltd.	499,995	14,100
Marico Ltd.	3,302,074	15,984
Maruti Suzuki India Ltd.	117,769	15,170
Shree Cement Ltd.	43,082	9,781
Zee Entertainment Enterprises Ltd.	1,579,024	12,536
		105,164
Indonesia (3.9%)
Astra International Tbk PT	21,453,600	9,881
Bank Mandiri Persero Tbk PT	17,184,600	8,215
Bumi Serpong Damai Tbk PT	46,765,100	5,107
Semen Indonesia Persero Tbk PT	15,245,700	7,580
Telekomunikasi Indonesia Persero Tbk PT	37,170,700	9,727
Unilever Indonesia Tbk PT	3,156,300	10,154
		50,664
Korea, Republic of (7.8%)
CJ Corp.	25,152	3,205
Coway Co., Ltd.	78,812	6,124
Hanssem Co., Ltd. (c)	33,707	3,176
Hugel, Inc. (a)	11,095	4,799
Hyundai Motor Co.	66,812	7,523
KB Financial Group, Inc.	92,446	4,380
Korea Electric Power Corp.	210,624	6,047
NAVER Corp.	14,233	9,744
Samsung Electronics Co., Ltd.	988,428	41,373
Samsung Electronics Co., Ltd. (Preference)	274,914	9,287
Shinhan Financial Group Co., Ltd.	118,059	4,587
		100,245
Malaysia (5.1%)
Gamuda Bhd	3,133,000	2,536
Genting Malaysia Bhd	11,705,700	14,141
IHH Healthcare Bhd	11,248,400	16,986
Malayan Banking Bhd	4,697,929	10,467
Malaysia Airports Holdings Bhd	4,814,500	10,489
Sime Darby Plantation Bhd	6,357,200	8,388
Sime Darby Property Bhd	6,357,200	1,889
		64,896
Mexico (5.5%)
Alsea SAB de CV	2,625,623	9,045
America Movil SAB de CV, Class L ADR	756,692	12,606
Fomento Economico Mexicano SAB de CV ADR	161,904	14,214
Grupo Financiero Banorte SAB de CV Series O	3,409,050	20,046
Wal-Mart de Mexico SAB de CV	5,474,721	14,450
		70,361
Pakistan (0.4%)
United Bank Ltd.	3,528,900	4,895

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Peru (0.9%)
Credicorp Ltd.	51,419	$11,575
Philippines (2.8%)
Ayala Corp.	348,945	6,015
Ayala Land, Inc.	7,355,100	5,223
Metropolitan Bank & Trust Co.	10,053,743	13,828
SM Investments Corp.	690,330	11,319
		36,385
Poland (4.5%)
Bank Zachodni WBK SA	110,785	9,867
CCC SA	148,866	8,227
Jeronimo Martins SGPS SA	691,915	9,995
LPP SA	3,987	9,032
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,337,409	13,207
Powszechny Zaklad Ubezpieczen SA	706,718	7,355
		57,683
Russia (4.9%)
LUKOIL PJSC ADR	223,042	15,252
MMC Norilsk Nickel PJSC ADR	552,388	9,915
MMC Norilsk Nickel PJSC ADR (c)	26,330	475
Sberbank of Russia PJSC ADR	1,247,774	18,009
X5 Retail Group N.V. GDR	374,125	9,907
Yandex N.V., Class A (a)	271,178	9,735
		63,293
South Africa (5.8%)
AVI Ltd.	1,587,263	12,520
Bidvest Group Ltd. (The)	679,388	9,757
Capitec Bank Holdings Ltd. (c)	148,645	9,406
Clicks Group Ltd. (c)	653,404	9,361
Imperial Holdings Ltd.	567,493	8,104
Naspers Ltd., Class N	19,998	5,081
Reunert Ltd.	909,424	5,322
Sanlam Ltd.	2,146,099	10,962
Tiger Brands Ltd. (c)	173,100	4,182
		74,695
Taiwan (7.7%)
ASE Technology Holding Co., Ltd.	1,945,626	4,569
CTBC Financial Holding Co. Ltd.	4,229,000	3,045
Hon Hai Precision Industry Co., Ltd.	1,273,700	3,476
Largan Precision Co., Ltd.	80,000	11,781
	Shares	Value (000)
MediaTek, Inc.	750,000	$7,380
Nanya Technology Corp.	2,588,000	7,062
Nien Made Enterprise Co., Ltd.	810,000	6,921
President Chain Store Corp.	526,000	5,961
Taiwan Semiconductor Manufacturing Co., Ltd.	6,854,205	48,672
		98,867
Total Common Stocks (Cost $1,024,746)		1,221,394
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $16,016)	16,015,790	16,016
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $58,156)	58,156,091	58,156
Total Short-Term Investments (Cost $74,172)		74,172
Total Investments (101.1%) (Cost $1,098,918) Including $16,944 of Securities Loaned (d)(e)		1,295,566
Liabilities in Excess of Other Assets (–1.1%)		(13,851)
Net Assets (100.0%)		$1,281,715

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2018.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contract.

(e)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $266,131,000 and the aggregate gross unrealized depreciation is approximately $69,586,000, resulting in net unrealized appreciation of approximately $196,545,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
State Street Bank and Trust Co.	HKD	1,553,928	$198,187	9/13/18	$(103)

HKD  —  Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	58.0%
Banks	23.7
Internet Software & Services	13.0
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $103,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,024,746)	$1,221,394
Investment in Security of Affiliated Issuer, at Value (Cost $74,172)	74,172
Total Investments in Securities, at Value (Cost $1,098,918)	1,295,566
Foreign Currency, at Value (Cost $104)	100
Dividends Receivable	4,350
Receivable for Fund Shares Sold	1,011
Tax Reclaim Receivable	197
Receivable for Investments Sold	186
Receivable from Affiliate	81
Receivable from Securities Lending Income	11
Other Assets	167
Total Assets	1,301,669
Liabilities:
Collateral on Securities Loaned, at Value	16,016
Payable for Advisory Fees	2,661
Payable for Custodian Fees	257
Payable for Fund Shares Redeemed	216
Deferred Capital Gain Country Tax	164
Payable for Investments Purchased	145
Payable for Directors' Fees and Expenses	108
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	103
Payable for Administration Fees	88
Payable for Professional Fees	62
Payable for Sub Transfer Agency Fees — Class I	50
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	65
Total Liabilities	19,954
Net Assets	$1,281,715
Net Assets Consist Of:
Paid-in-Capital	$1,049,892
Accumulated Undistributed Net Investment Income	7,962
Accumulated Undistributed Net Realized Gain	27,543
Unrealized Appreciation (Depreciation) on:
Investments (Net of $164 of Deferred Capital Gain Country Tax)	196,484
Foreign Currency Forward Exchange Contract	(103)
Foreign Currency Translation	(63)
Net Assets	$1,281,715

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$289,363
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,411,404
Net Asset Value, Offering and Redemption Price Per Share	$25.36
CLASS A:
Net Assets	$21,250
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	861,132
Net Asset Value, Redemption Price Per Share	$24.68
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.37
Maximum Offering Price Per Share	$26.05
CLASS L:
Net Assets	$231
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,538
Net Asset Value, Offering and Redemption Price Per Share	$24.25
CLASS C:
Net Assets	$798
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	33,192
Net Asset Value, Offering and Redemption Price Per Share	$24.05
CLASS IS:
Net Assets	$970,063
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,233,986
Net Asset Value, Offering and Redemption Price Per Share	$25.37
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	381
Net Asset Value, Offering and Redemption Price Per Share	$25.38
(1) Including: Securities on Loan, at Value:	$16,944

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,931 of Foreign Taxes Withheld)	$14,315
Dividends from Security of Affiliated Issuer (Note G)	408
Income from Securities Loaned — Net	97
Total Investment Income	14,820
Expenses:
Advisory Fees (Note B)	5,537
Administration Fees (Note C)	576
Custodian Fees (Note F)	379
Sub Transfer Agency Fees — Class I	156
Sub Transfer Agency Fees — Class A	16
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	69
Shareholder Services Fees — Class A (Note D)	31
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	4
Registration Fees	30
Shareholder Reporting Fees	19
Directors' Fees and Expenses	19
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	— @
Pricing Fees	5
Other Expenses	31
Total Expenses	6,886
Rebate from Morgan Stanley Affiliate (Note G)	(44)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Net Expenses	6,841
Net Investment Income	7,979
Realized Gain (Loss):
Investments Sold (Net of $62 of Capital Gain Country Tax)	66,945
Foreign Currency Translation	(423)
Net Realized Gain	66,522
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $1,142)	(209,754)
Foreign Currency Forward Exchange Contract	(103)
Foreign Currency Translation	(38)
Net Change in Unrealized Appreciation (Depreciation)	(209,895)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(143,373)
Net Decrease in Net Assets Resulting from Operations	$(135,394)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,979	$9,451
Net Realized Gain	66,522	42,245
Net Change in Unrealized Appreciation (Depreciation)	(209,895)	294,057
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,394)	345,753
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,064)
Class A:
Net Investment Income	—	(80)
Class L:
Net Investment Income	—	(— @)
Class C:
Net Investment Income	—	(1)
Class IS:
Net Investment Income	—	(6,989)
Total Distributions	—	(9,134)
Capital Share Transactions:(1)
Class I:
Subscribed	36,119	48,189
Distributions Reinvested	—	2,027
Redeemed	(59,139)	(82,161)
Class A:
Subscribed	4,524	6,843
Distributions Reinvested	—	77
Redeemed	(4,877)	(7,956)
Class L:
Exchanged	3	7
Distributions Reinvested	—	— @
Redeemed	—	(68)
Class C:
Subscribed	66	56
Distributions Reinvested	—	1
Redeemed	(4)	(50)
Class IS:
Subscribed	109,557	172,808
Distributions Reinvested	—	6,744
Redeemed	(70,923)	(40,828)
Class IR:
Subscribed	10 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	15,336	105,689
Redemption Fees	3	11
Total Increase (Decrease) in Net Assets	(120,055)	442,319
Net Assets:
Beginning of Period	1,401,770	959,451
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $7,962 and $(17), respectively)	$1,281,715	$1,401,770

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,287	1,924
Shares Issued on Distributions Reinvested	—	75
Shares Redeemed	(2,124)	(3,319)
Net Decrease in Class I Shares Outstanding	(837)	(1,320)
Class A:
Shares Subscribed	163	277
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(181)	(328)
Net Decrease in Class A Shares Outstanding	(18)	(48)
Class L:
Shares Exchanged	— @@	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(2)
Net Increase (Decrease) in Class L Shares Outstanding	— @@	(2)
Class C:
Shares Subscribed	3	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(2)
Net Increase in Class C Shares Outstanding	3	— @@
Class IS:
Shares Subscribed	3,794	6,862
Shares Issued on Distributions Reinvested	—	249
Shares Redeemed	(2,559)	(1,653)
Net Increase in Class IS Shares Outstanding	1,235	5,458
Class IR:
Shares Subscribed	— @@*	—

*  For the period June 15, 2018 through June 30, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$27.95		$20.83		$19.68		$22.13		$24.64		$25.94
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.19		0.17		0.15		0.17		0.20
Net Realized and Unrealized Gain (Loss)	(2.73)		7.10		1.15		(2.43)		(1.30)		(0.44)
Total from Investment Operations	(2.59)		7.29		1.32		(2.28)		(1.13)		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.17)		(0.17)		(0.20)		(0.20)
Net Realized Gain	—		—		—		—		(1.18)		(0.86)
Total Distributions	—		(0.17)		(0.17)		(0.17)		(1.38)		(1.06)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$25.36		$27.95		$20.83		$19.68		$22.13		$24.64
Total Return(4)	(9.23	)%(9)	34.97%		6.73%		(10.33)%		(4.47)%		(0.80)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$289,363		$342,400		$282,674		$531,194		$644,537		$1,128,618
Ratio of Expenses to Average Net Assets(11)	1.01	%(5)(10)	1.04	%(5)	1.11	%(5)(7)	1.24	%(5)(6)	1.25	%(5)	1.24	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.24	%(5)
Ratio of Net Investment Income to Average Net Assets(11)	1.03	%(5)(10)	0.75	%(5)	0.83	%(5)	0.68	%(5)	0.68	%(5)	0.79	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	23	%(9)	35%		33%		40%		43%		49%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.07%		1.16%		1.45%		1.52%		1.51%
Net Investment Income to Average Net Assets	N/A		0.72%		0.78%		0.47%		0.41%		0.52%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.20% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$27.24		$20.31		$19.19		$21.57		$24.02		$25.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.10		0.11		0.07		0.11		0.12
Net Realized and Unrealized Gain (Loss)	(2.66)		6.92		1.11		(2.36)		(1.28)		(0.42)
Total from Investment Operations	(2.56)		7.02		1.22		(2.29)		(1.17)		(0.30)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.10)		(0.09)		(0.10)		(0.13)
Net Realized Gain	—		—		—		—		(1.18)		(0.86)
Total Distributions	—		(0.09)		(0.10)		(0.09)		(1.28)		(0.99)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.68		$27.24		$20.31		$19.19		$21.57		$24.02
Total Return(4)	(9.36	)%(10)	34.54%		6.37%		(10.63)%		(4.77)%		(1.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,250		$23,952		$18,824		$19,065		$26,701		$35,863
Ratio of Expenses to Average Net Assets(12)	1.31	%(5)(11)	1.36	%(5)	1.45	%(5)(8)	1.56	%(5)(7)	1.57	%(5)	1.52	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.52	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(12)	0.74	%(5)(11)	0.42	%(5)	0.55	%(5)	0.34	%(5)	0.45	%(5)	0.49	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	23	%(10)	35%		33%		40%		43%		49%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.40%		1.48%		1.76%		1.82%		1.78%
Net Investment Income to Average Net Assets	N/A		0.38%		0.52%		0.14%		0.20%		0.23%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class A shares. Prior to September 30, 2015, the maximum ratio was 1.60% for Class A shares.

(8)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 30, 2016, the maximum ratio was 1.55% for Class A shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$26.85		$20.08		$18.98		$21.39		$23.91		$25.27
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.01)		0.00	(3)	(0.04)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss)	(2.62)		6.80		1.10		(2.33)		(1.23)		(0.37)
Total from Investment Operations	(2.60)		6.79		1.10		(2.37)		(1.28)		(0.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.04)		(0.06)		(0.08)
Net Realized Gain	—		—		—		—		(1.18)		(0.86)
Total Distributions	—		(0.02)		—		(0.04)		(1.24)		(0.94)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$24.25		$26.85		$20.08		$18.98		$21.39		$23.91
Total Return(4)	(9.65	)%(10)	33.80%		5.80%		(11.11)%		(5.26)%		(1.56)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$231		$253		$239		$226		$210		$203
Ratio of Expenses to Average Net Assets(12)	1.89	%(5)(11)	1.90	%(5)	2.01	%(5)(8)	2.09	%(5)(7)	2.10	%(5)	2.03	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		2.03	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	0.17	%(5)(11)	(0.03	)%(5)	0.00	%(5)(9)	(0.19	)%(5)	(0.21	)%(5)	(0.18	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%
Portfolio Turnover Rate	23	%(10)	35%		33%		40%		43%		49%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.47	%(11)	2.54%		2.69%		2.78%		2.97%		2.54%
Net Investment Loss to Average Net Assets	(0.41	)%(11)	(0.67)%		(0.68)%		(0.88)%		(1.08)%		(0.69)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.05% for Class L shares. Prior to September 30, 2015, the maximum ratio was 2.10% for Class L shares.

(8)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 30, 2016, the maximum ratio was 2.05% for Class L shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$26.66		$19.99		$18.95		$23.16
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.09)		(0.04)		(0.03)
Net Realized and Unrealized Gain	(2.60)		6.78		1.09		(4.14)
Total from Investment Operations	(2.61)		6.69		1.05		(4.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.01)		(0.04)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$24.05		$26.66		$19.99		$18.95
Total Return(5)	(9.76	)%(10)	33.45%		5.56%		(18.03	)%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$798		$817		$608		$10
Ratio of Expenses to Average Net Assets(12)	2.14	%(6)(11)	2.15	%(6)	2.24	%(6)(8)	2.33	%(6)(7)(11)
Ratio of Net Investment Loss to Average Net Assets(12)	(0.08	)%(6)(11)	(0.36	)%(6)	(0.19	)%(6)	(0.23	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	23	%(10)	35%		33%		40%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.21	%(11)	2.30%		2.58%		22.89	%(11)
Net Investment Loss to Average Net Assets	(0.15	)%(11)	(0.51)%		(0.53)%		(20.79	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class C shares. Prior to September 30, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to September 30, 2016, the maximum ratio was 2.30% for Class C shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$27.96		$20.83		$19.68		$22.14		$24.64		$24.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.16		0.21		0.21		0.17		0.22		(0.01)
Net Realized and Unrealized Gain (Loss)	(2.75)		7.11		1.12		(2.44)		(1.32)		0.46
Total from Investment Operations	(2.59)		7.32		1.33		(2.27)		(1.10)		0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.18)		(0.19)		(0.22)		(0.14)
Net Realized Gain	—		—		—		—		(1.18)		(0.59)
Total Distributions	—		(0.19)		(0.18)		(0.19)		(1.40)		(0.73)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$25.37		$27.96		$20.83		$19.68		$22.14		$24.64
Total Return(5)	(9.20	)%(11)	35.09%		6.79%		(10.29)%		(4.36)%		1.85	%(11)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$970,063		$1,034,348		$657,106		$297,469		$325,029		$10
Ratio of Expenses to Average Net Assets(13)	0.92	%(6)(12)	0.95	%(6)	1.04	%(6)(9)	1.16	%(6)(8)	1.18	%(6)	1.17	%(6)(7)(12)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.17	%(6)(7)(12)
Ratio of Net Investment Income (Loss) to Average Net Assets(13)	1.14	%(6)(12)	0.82	%(6)	0.99	%(6)	0.75	%(6)	0.89	%(6)	(0.21	)%(6)(12)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(12)
Portfolio Turnover Rate	23	%(11)	35%		33%		40%		43%		49%
(13) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.98%		1.07%		1.35%		1.42%		6.65	%(12)
Net Investment Income (Loss) to Average Net Assets	N/A		0.79%		0.96%		0.56%		0.65%		(5.69	)%(12)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

(8)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.18% for Class IS shares.

(9)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to September 30, 2016, the maximum ratio was 1.10% for Class IS shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.40
Net Realized and Unrealized Loss	(1.25)
Total from Investment Operations	(0.85)
Redemption Fees	0.00	(3)
Net Asset Value, End of Period	$25.38
Total Return(4)	(3.24	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	0.92	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	6.12	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	23	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.11	%(8)
Net Investment Loss to Average Net Assets	(8.07	)%(8)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$36,819	$—	$—	$36,819
Banks	302,932	—	—	302,932
Beverages	16,586	—	—	16,586
Biotechnology	4,799	—	—	4,799
Capital Markets	9,594	—	—	9,594
Commercial Banks	3,045	—	—	3,045
Construction & Engineering	2,536	—	—	2,536
Construction Materials	17,361	—	—	17,361
Distributors	8,104	—	—	8,104
Diversified Consumer Services	15,526	—	—	15,526
Diversified Financial Services	6,015	—	—	6,015
Diversified Telecommunication Services	14,893	—	—	14,893
Electric Utilities	6,047	—	—	6,047
Electronic Equipment, Instruments & Components	19,264	—	—	19,264
Food & Staples Retailing	49,674	—	—	49,674
Food Products	35,994	—	—	35,994
Health Care Providers & Services	19,296	—	—	19,296
Hotels, Restaurants & Leisure	23,186	—	—	23,186
Household Durables	16,221	—	—	16,221
Household Products	10,154	—	—	10,154
Industrial Conglomerates	29,603	—	—	29,603
Insurance	32,518	—	—	32,518
Internet & Direct Marketing Retail	5,902	—	—	5,902
Internet Software & Services	167,108	—	—	167,108
Machinery	20,921	—	—	20,921
Media	17,617	—	—	17,617
Metals & Mining	10,390	—	—	10,390
Multi-Line Retail	13,581	—	—	13,581
Oil, Gas & Consumable Fuels	40,458	—	—	40,458
Personal Products	15,984	—	—	15,984
Pharmaceuticals	24,849	—	—	24,849
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$21,075	$—	$—	$21,075
Semiconductors & Semiconductor Equipment	67,683	—	—	67,683
Tech Hardware, Storage & Peripherals	50,660	—	—	50,660
Textiles, Apparel & Luxury Goods	56,107	—	—	56,107
Transportation Infrastructure	10,489	—	—	10,489
Wireless Telecommunication Services	18,403	—	—	18,403
Total Common Stocks	1,221,394	—	—	1,221,394
Short-Term Investments
Investment Company	74,172	—	—	74,172
Total Assets	1,295,566	—	—	1,295,566
Liabilities:
Foreign Currency Forward Exchange Contract	—	(103)	—	(103)
Total	$1,295,566	$(103)	$—	$1,295,463

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $913,663,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(103)

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contract	$(103)

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contract	$—	$(103)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$103	$—	$—	$103

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contract:
Average monthly principal amount	$33,031,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$16,944	(c)	$—	$(16,944	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Fund received cash collateral of approximately $16,016,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,386,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$16,016	$—	$—	$—	$16,016
Total Borrowings	$16,016	$—	$—	$—	$16,016
Gross amount of recognized liabilities for securities lending transactions					$16,016

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $320,555,000 and $314,766,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $44,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$46,342	$200,289	$172,459	$408
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$74,172

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

During the six months ended June 30, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,134	$—	$8,111	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,144)	$1,144	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$70	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $30,544,000 and $2,899,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $43,182,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.8%.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
2195059 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Small Cap Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Emerging Markets Small Cap Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Small Cap Portfolio Class I	$1,000.00	$944.40	$1,016.81	$7.76	$8.05	1.61%
Emerging Markets Small Cap Portfolio Class A	1,000.00	941.80	1,014.88	9.63	9.99	2.00
Emerging Markets Small Cap Portfolio Class C	1,000.00	938.90	1,011.16	13.22	13.71	2.75
Emerging Markets Small Cap Portfolio Class IS	1,000.00	944.40	1,016.86	7.71	8.00	1.60

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (1.8%)
Globant SA (a)	4,566	$259
Grupo Supervielle SA ADR	18,227	193
		452
Brazil (6.1%)
Banco ABC Brasil SA (Preference)	69,983	272
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	71,494	294
Fleury SA	36,290	247
Linx SA	65,619	300
Localiza Rent a Car SA	42,429	260
Randon SA Implementos e Participacoes (Preference)	110,600	176
		1,549
China (16.9%)
51job, Inc. ADR (a)	2,355	230
Baozun, Inc ADR (a)(b)	3,993	218
Beijing Thunisoft Corp., Ltd., Class A	104,000	278
Canvest Environmental Protection Group Co., Ltd. (c)	461,000	247
China Education Group Holdings Ltd. (a)(c)	166,000	279
China Everbright Greentech Ltd. (c)	264,000	276
China New Higher Education Group Ltd. (c)	336,000	311
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	183,500	225
Focused Photonics Hangzhou, Inc.	66,500	257
JNBY Design Ltd. (c)	107,500	246
OneSmart International Education Group Ltd. ADR (a)(b)	37,455	416
Shenzhen Airport Co. Ltd.	307,700	355
Wanda Film Holding Co., Ltd., Class A (d)	25,696	161
Xiabuxiabu Catering Management China Holdings Co., Ltd (c)	249,000	544
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)(c)	296,500	240
		4,283
Egypt (4.3%)
Credit Agricole Egypt SAE	124,259	312
Egyptian Financial Group-Hermes Holding Co.	218,637	282
Integrated Diagnostics Holdings PLC	54,319	250
Juhayna Food Industries	369,538	248
		1,092
India (11.2%)
Can Fin Homes Ltd.	36,290	180
Gulf Oil Lubricants India Ltd.	21,997	274
Indraprastha Gas Ltd.	77,447	288
Inox Leisure Ltd. (a)	97,586	370
Natco Pharma Ltd.	16,178	190
Persistent Systems Ltd.	24,931	295
Ramco Cements Ltd. (The)	29,867	306
Sterlite Technologies Ltd.	81,668	328
	Shares	Value (000)
TCI Express Ltd.	31,557	$265
Westlife Development Ltd. (a)	67,278	334
		2,830
Indonesia (4.2%)
Ace Hardware Indonesia Tbk PT	2,993,800	265
Bank Tabungan Negara Persero Tbk PT	1,478,800	253
Mitra Adiperkasa Tbk PT	4,518,000	284
Nippon Indosari Corpindo Tbk PT	4,003,300	262
		1,064
Korea, Republic of (14.4%)
Dentium Co., Ltd.	6,098	489
Douzone Bizon Co., Ltd.	9,550	531
Hana Tour Service, Inc.	5,241	411
Hugel, Inc. (a)	710	307
Innocean Worldwide, Inc.	6,833	364
Jeju Air Co., Ltd.	8,599	325
Koh Young Technology, Inc.	4,528	414
Korea Kolmar Co., Ltd.	6,365	483
Nasmedia Co., Ltd.	6,115	315
		3,639
Kuwait (1.1%)
Boubyan Bank KSCP	89,418	148
Human Soft Holding Co. KSC	11,750	136
		284
Malaysia (6.0%)
Bermaz Auto Bhd	493,900	269
BIMB Holdings Bhd	265,300	253
Carlsberg Brewery Malaysia Bhd, Class B	67,100	321
Malaysia Airports Holdings Bhd	153,900	335
Mynews Holdings Bhd	889,000	352
		1,530
Mexico (5.1%)
Alsea SAB de CV	102,109	352
Grupo Aeroportuario del Centro Norte SAB de CV	63,676	332
Regional SAB de CV	65,582	353
Unifin Financiera SAB de CV SOFOM ENR	94,174	253
		1,290
Morocco (1.0%)
Societe d'Exploitation des Ports	14,507	251
Nigeria (1.1%)
Guaranty Trust Bank PLC	2,515,183	282
Philippines (3.3%)
MacroAsia Corp.	532,300	244
Megawide Construction Corp.	869,500	327
Wilcon Depot, Inc.	1,204,700	269
		840
Poland (1.3%)
Dino Polska SA (a)	11,775	327

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
South Africa (3.7%)
AVI Ltd.	44,997	$355
Life Healthcare Group Holdings Ltd.	179,612	326
Reunert Ltd.	44,776	262
		943
Taiwan (14.2%)
ASPEED Technology, Inc.	10,000	262
Bizlink Holding, Inc.	38,560	271
Cub Elecparts, Inc.	30,010	384
Gourmet Master Co., Ltd.	38,993	377
King Slide Works Co., Ltd.	22,000	311
Poya International Co., Ltd.	34,492	371
President Chain Store Corp.	28,000	317
Sunny Friend Environmental Technology Co. Ltd.	59,000	416
TCI Co., Ltd.	30,343	469
Voltronic Power Technology Corp.	25,000	427
		3,605
Thailand (1.0%)
Muangthai Capital PCL (Foreign)	259,200	258
Vietnam (2.3%)
Ho Chi Minh City Development Joint Stock Commercial Bank	159,000	250
Sai Gon Cargo Service Corp.	39,700	319
		569
Total Common Stocks (Cost $23,559)		25,088
Short-Term Investments (2.8%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $517)	517,010	517
	Shares	Value (000)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $198)	197,792	$198
Total Short-Term Investments (Cost $715)		715
Total Investments (101.8%) (Cost $24,274) Including $720 of Securities Loaned (e)(f)		25,803
Liabilities in Excess of Other Assets (–1.8%)		(455)
Net Assets (100.0%)		$25,348

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2018.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contract.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,296,000 and the aggregate gross unrealized depreciation is approximately $1,767,000, resulting in net unrealized appreciation of approximately $1,529,000.

ADR  American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	HKD	13,096	$1,671	9/13/18	$	(—	@)

@    Value is less than $500.

HKD  —  Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	71.7%
Hotels, Restaurants & Leisure	9.1
Banks	7.8
Transportation Infrastructure	6.0
Software	5.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $23,559)	$25,088
Investment in Security of Affiliated Issuer, at Value (Cost $715)	715
Total Investments in Securities, at Value (Cost $24,274)	25,803
Foreign Currency, at Value (Cost $27)	27
Dividends Receivable	52
Receivable for Investments Sold	14
Receivable for Fund Shares Sold	2
Receivable from Securities Lending Income	2
Receivable from Affiliate	1
Tax Reclaim Receivable	—	@
Other Assets	48
Total Assets	25,949
Liabilities:
Collateral on Securities Loaned, at Value	517
Payable for Professional Fees	36
Payable for Advisory Fees	32
Payable for Custodian Fees	8
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	—	@
Payable for Investments Purchased	—	@
Other Liabilities	6
Total Liabilities	601
Net Assets	$25,348
Net Assets Consist Of:
Paid-in-Capital	$21,203
Accumulated Net Investment Loss	(48)
Accumulated Undistributed Net Realized Gain	2,665
Unrealized Appreciation (Depreciation) on:
Investments	1,529
Foreign Currency Forward Exchange Contract	(—	@)
Foreign Currency Translation	(1)
Net Assets	$25,348

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$25,068
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,078,853
Net Asset Value, Offering and Redemption Price Per Share	$12.06
CLASS A:
Net Assets	$230
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,170
Net Asset Value, Redemption Price Per Share	$11.98
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.64
CLASS C:
Net Assets	$38
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,195
Net Asset Value, Offering and Redemption Price Per Share	$11.83
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.06
(1) Including: Securities on Loan, at Value:	$720

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $26 of Foreign Taxes Withheld)	$255
Income from Securities Loaned — Net	11
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	270
Expenses:
Advisory Fees (Note B)	166
Professional Fees	64
Custodian Fees (Note F)	23
Registration Fees	23
Administration Fees (Note C)	11
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	310
Waiver of Advisory Fees (Note B)	(92)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	215
Net Investment Income	55
Realized Gain (Loss):
Investments Sold (Net of $32 of Capital Gain Country Tax)	1,790
Foreign Currency Translation	(15)
Net Realized Gain	1,775
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $97)	(3,349)
Foreign Currency Forward Exchange Contracts	(— @)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(3,350)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,575)
Net Decrease in Net Assets Resulting from Operations	$(1,520)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Emerging Markets Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$55	$(21)
Net Realized Gain	1,775	2,590
Net Change in Unrealized Appreciation (Depreciation)	(3,350)	4,176
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,520)	6,745
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(891)
Class A:
Net Realized Gain	—	(1)
Class C:
Net Realized Gain	—	(—	@)
Class IS:
Net Realized Gain	—	(—	@)
Total Distributions	—	(892)
Capital Share Transactions:(1)
Class I:
Subscribed	866	247
Distributions Reinvested	—	2
Redeemed	(60)	—
Class A:
Subscribed	61	172
Distributions Reinvested	—	—	@
Redeemed	(3)	(1)
Class C:
Subscribed	17	11
Distributions Reinvested	—	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	881	431
Total Increase (Decrease) in Net Assets	(639)	6,284
Net Assets:
Beginning of Period	25,987	19,703
End of Period (Including Accumulated Net Investment Loss of $(48) and $(103))	$25,348	$25,987
(1) Capital Share Transactions:
Class I:
Shares Subscribed	67	20
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(5)	—
Net Increase in Class I Shares Outstanding	62	20
Class A:
Shares Subscribed	4	14
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(— @@)	(—	@@)
Net Increase in Class A Shares Outstanding	4	14
Class C:
Shares Subscribed	1	1
Shares Issued on Distributions Reinvested	—	—	@@
Net Increase in Class C Shares Outstanding	1	1

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(0.74)		3.38		(0.35)		0.27
Total from Investment Operations	(0.71)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.10)		—
Net Realized Gain	—		(0.45)		—		—
Total Distributions	—		(0.45)		(0.10)		—
Net Asset Value, End of Period	$12.06		$12.77		$9.85		$10.28
Total Return(3)	(5.56	)%(6)	34.29%		(3.19)%		2.80	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,068		$25,762		$19,673		$20,536
Ratio of Expenses to Average Net Assets(8)	1.61	%(4)(7)	1.57	%(4)	1.61	%(4)	1.58	%(4)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.42	%(4)(7)	(0.09	)%(4)	0.16	%(4)	1.01	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.04%		0.00	%(5)	0.03	%(7)
Portfolio Turnover Rate	44	%(6)	71%		69%		5	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.30	%(7)	2.58%		2.63%		7.62	%(7)
Net Investment Loss to Average Net Assets	(0.27	)%(7)	(1.10)%		(0.86)%		(5.03	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$12.72		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.06)		(0.02)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(0.75)		3.38		(0.35)		0.28
Total from Investment Operations	(0.74)		3.32		(0.37)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.06)		—
Net Realized Gain	—		(0.45)		—		—
Total Distributions	—		(0.45)		(0.06)		—
Net Asset Value, End of Period	$11.98		$12.72		$9.85		$10.28
Total Return(4)	(5.82	)%(7)	33.79%		(3.58)%		2.80	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$230		$188		$10		$10
Ratio of Expenses to Average Net Assets(9)	2.00	%(5)(8)	1.96	%(5)	2.00	%(5)	1.97	%(5)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	0.13	%(5)(8)	(0.50	)%(5)	(0.22	)%(5)	0.62	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.04%		0.00	%(6)	0.03	%(8)
Portfolio Turnover Rate	44	%(7)	71%		69%		5	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.46	%(8)	12.38%		22.65%		21.45	%(8)
Net Investment Loss to Average Net Assets	(1.33	)%(8)	(10.92)%		(20.87)%		(18.86	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$12.60		$9.84		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.15)		(0.10)		(0.00	)(3)
Net Realized and Unrealized Gain	(0.73)		3.36		(0.34)		0.28
Total from Investment Operations	(0.77)		3.21		(0.44)		0.28
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.45)		—		—
Net Asset Value, End of Period	$11.83		$12.60		$9.84		$10.28
Total Return(4)	(6.11	)%(7)	32.70%		(4.28)%		2.80	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38		$24		$10		$10
Ratio of Expenses to Average Net Assets(9)	2.75	%(5)(8)	2.71	%(5)	2.75	%(5)	2.73	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.59	)%(5)(8)	(1.27	)%(5)	(0.99	)%(5)	(0.14	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.04%		0.00	%(6)	0.02	%(8)
Portfolio Turnover Rate	44	%(7)	71%		69%		5	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.55	%(8)	20.48%		23.48%		22.20	%(8)
Net Investment Loss to Average Net Assets	(6.39	)%(8)	(19.04)%		(21.72)%		(19.61	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from December 15, 2015(1) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016		December 31, 2015
Net Asset Value, Beginning of Period	$12.77		$9.85		$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.01)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(0.74)		3.38		(0.35)		0.27
Total from Investment Operations	(0.71)		3.37		(0.33)		0.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.10)		—
Net Realized Gain	—		(0.45)		—		—
Total Distributions	—		(0.45)		(0.10)		—
Net Asset Value, End of Period	$12.06		$12.77		$9.85		$10.28
Total Return(3)	(5.56	)%(6)	34.29%		(3.18)%		2.80	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$13		$10		$10
Ratio of Expenses to Average Net Assets(8)	1.60	%(4)(7)	1.55	%(4)	1.60	%(4)	1.58	%(4)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.42	%(4)(7)	(0.08	)%(4)	0.16	%(4)	1.01	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.05%		0.00	%(5)	0.02	%(7)
Portfolio Turnover Rate	44	%(6)	71%		69%		5	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	16.42	%(7)	19.47%		21.37%		21.20	%(7)
Net Investment Loss to Average Net Assets	(14.40	)%(7)	(18.00)%		(19.61)%		(18.61	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Small Cap Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$265	$—	$—	$265
Airlines	325	—	—	325
Auto Components	384	—	—	384
Banks	1,963	—	—	1,963
Beverages	321	—	—	321
Biotechnology	307	—	—	307
Capital Markets	282	—	—	282
Chemicals	274	—	—	274
Commercial Banks	353	—	—	353
Commercial Services & Supplies	673	—	—	673
Communications Equipment	328	—	—	328
Construction & Engineering	327	—	—	327
Construction Materials	306	—	—	306
Consumer Finance	253	258	—	511
Diversified Consumer Services	1,142	—	—	1,142
Electrical Equipment	698	—	—	698
Food & Staples Retailing	644	—	—	644
Food Products	1,105	—	—	1,105
Gas Utilities	288	—	—	288
Health Care Equipment & Supplies	489	—	—	489
Health Care Providers & Services	1,048	—	—	1,048
Hotels, Restaurants & Leisure	2,312	—	—	2,312
Independent Power & Renewable Electricity Producers	523	—	—	523
Industrial Conglomerates	262	—	—	262
Information Technology Services	295	—	—	295
Internet Software & Services	218	—	—	218
Machinery	487	—	—	487
Media	1,049	161	—	1,210
Multi-Line Retail	655	—	—	655
Personal Products	952	—	—	952
Pharmaceuticals	190	—	—	190
Professional Services	230	—	—	230
Road & Rail	260	—	—	260
Semiconductors & Semiconductor Equipment	676	—	—	676
Software	1,368	—	—	1,368
Specialty Retail	1,155	—	—	1,155
Textiles, Apparel & Luxury Goods	246	—	—	246
Thrifts & Mortgage Finance	180	—	—	180
Transportation	319	—	—	319
Transportation Infrastructure	1,517	—	—	1,517
Total Common Stocks	24,669	419	—	25,088
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$715	$—		$—	$715
Total Assets	25,384	419		—	25,803
Liabilities:
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Total	$25,384	$419		$—	$25,803

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $13,403,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seek to use derivatives to further the Fund's investment

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$	(—	@)

@  Value is less than $500.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward Exchange	Contract	$	(—	@)

@  Value is less than $500.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contract	$—	$	(—	@)

@  Value is less than $500.

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$—	@	$—	$—	$—	@

@  Value is less than $500.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$278,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$720	(c)	$—	$(720	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Fund received cash collateral of approximately $517,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $228,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$517	$—	$—	$—	$517
Total Borrowings	$517	$—	$—	$—	$517
Gross amount of recognized liabilities for securities lending transactions					$517

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statement of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.65% for Class I shares, 2.00% for Class A shares, 2.75% for Class C shares and 1.60% for Class IS shares. Effective July 13, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses will not exceed for 1.30% Class I shares, 1.65% for Class A shares, 2.40% for Class C shares and 1.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $92,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $13,161,000 and $11,615,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,424	$6,773	$7,482	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$715

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$—	$892	$178	$—	$23

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$66	$19	$(85)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$892

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $827,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund did not have record owners of 10% or greater.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of December 2015, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and its total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSCSAN
2195036 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Frontier Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Frontier Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Frontier Markets Portfolio Class I	$1,000.00	$872.40	$1,016.36	$7.89	$8.50	1.69%
Frontier Markets Portfolio Class A	1,000.00	871.40	1,014.78	9.37	10.09	2.02
Frontier Markets Portfolio Class L	1,000.00	869.10	1,012.30	11.68	12.57	2.52
Frontier Markets Portfolio Class C	1,000.00	868.10	1,011.11	12.78	13.76	2.76
Frontier Markets Portfolio Class IS	1,000.00	872.90	1,016.51	7.76	8.35	1.67

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Frontier Markets Portfolio

	Shares	Value (000)
Common Stocks (93.1%)
Argentina (17.6%)
Banco Macro SA ADR	351,697	$20,676
BBVA Banco Frances SA ADR	617,161	7,628
Bolsas y Mercados Argentinos SA	396,364	4,769
Central Puerto SA ADR	444,256	4,398
Globant SA (a)	198,134	11,252
Grupo Financiero Galicia SA ADR	600,143	19,793
Grupo Supervielle SA ADR	313,988	3,322
Telecom Argentina SA ADR	644,706	11,437
YPF SA ADR	1,119,911	15,208
		98,483
Bangladesh (4.5%)
Beximco Pharmaceuticals Ltd.	8,301,033	9,313
GrameenPhone Ltd.	288,320	1,340
Olympic Industries Ltd.	2,058,528	5,519
Prime Bank Ltd.	9,682,057	1,863
Square Pharmaceuticals Ltd.	2,122,290	7,432
		25,467
Egypt (6.2%)
Commercial International Bank Egypt SAE	3,220,505	15,230
Egyptian Financial Group-Hermes Holding Co.	6,520,482	8,412
Egyptian Financial Group-Hermes Holding Co. GDR	650,613	1,627
Integrated Diagnostics Holdings PLC	1,345,712	6,190
Juhayna Food Industries	5,170,708	3,468
		34,927
Kazakhstan (0.7%)
Halyk Savings Bank of Kazakhstan JSC GDR	310,687	3,759
Kenya (2.6%)
Safaricom PLC	49,807,119	14,432
Kuwait (17.0%)
Boubyan Bank KSCP	5,289,424	8,736
Human Soft Holding Co. KSC	1,055,786	12,213
Mobile Telecommunications Co. KSC	16,954,677	24,361
National Bank of Kuwait	20,128,999	49,865
		95,175
Morocco (4.7%)
Attijariwafa Bank	361,517	17,913
Societe d'Exploitation des Ports	485,358	8,391
		26,304
Nigeria (8.3%)
Dangote Cement PLC	11,481,829	7,238
Guaranty Trust Bank PLC	142,500,094	15,965
Nestle Nigeria PLC	1,946,294	8,480
Nigerian Breweries PLC	13,642,722	4,310
Zenith Bank PLC	155,597,371	10,760
		46,753
Pakistan (2.6%)
MCB Bank Ltd.	3,404,300	5,527
United Bank Ltd.	6,398,678	8,875
		14,402
	Shares	Value (000)
Romania (2.1%)
Banca Transilvania SA	19,788,920	$11,892
South Africa (1.5%)
MTN Group Ltd.	1,033,894	8,133
Sri Lanka (1.6%)
Commercial Bank of Ceylon PLC	11,343,851	8,814
Tanzania, United Republic of (0.7%)
NMB Bank PLC (a)	6,718,721	4,050
United Arab Emirates (4.9%)
Dubai Islamic Bank PJSC	7,046,358	9,342
NMC Health PLC	377,496	17,846
		27,188
Vietnam (18.1%)
Ho Chi Minh City Development Joint Stock Commercial Bank	4,908,780	7,729
Mobile World Investment Corp.	749,130	4,833
Nam Long Investment Corp.	16,142	20
Sai Gon Cargo Service Corp.	795,500	6,389
Saigon Beer Alcohol Beverage Corp.	784,270	7,703
Vietjet Aviation JSC	2,421,852	14,958
Vietnam Dairy Products JSC	5,021,340	37,181
Vietnam Technological & Commercial Joint Stock Bank (a)	642,800	2,761
Vincom Retail JSC (a)	7,226,950	12,214
Vinhomes JSC (a)	1,599,450	7,831
		101,619
Total Common Stocks (Cost $514,913)		521,398
Participation Notes (7.0%)
Saudi Arabia (7.0%)
Al Rajhi Bank, Equity Linked Notes, expires 1/19/21 (a)	572,283	13,169
Almarai Co. JSC, Equity Linked Notes, expires 2/12/20 (a)	434,343	6,995
Dallay Healthcare Co., Equity Linked Notes, expires 11/2/18 (a)	176,269	4,521
Jarir Marketing Co., Equity Linked Notes, expires 1/19/21 (a)	162,315	7,695
Saudi British Bank, Equity Linked Notes, expires 3/24/20 (a)	812,577	6,836
Total Participation Notes (Cost $34,445)		39,216
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,426)	2,425,592	2,426
Total Investments (100.5%) (Cost $551,784) (b)		563,040
Liabilities in Excess of Other Assets (–0.5%)		(2,531)
Net Assets (100.0%)		$560,509

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Frontier Markets Portfolio

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $79,559,000 and the aggregate gross unrealized depreciation is approximately $68,303,000, resulting in net unrealized appreciation of approximately $11,256,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	44.3%
Other*	35.0
Food Products	10.9
Wireless Telecommunication Services	9.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $549,358)	$560,614
Investment in Security of Affiliated Issuer, at Value (Cost $2,426)	2,426
Total Investments in Securities, at Value (Cost $551,784)	563,040
Foreign Currency, at Value (Cost $149)	150
Cash	21
Dividends Receivable	1,055
Receivable for Fund Shares Sold	627
Receivable for Investments Sold	446
Receivable from Affiliate	2
Other Assets	182
Total Assets	565,523
Liabilities:
Payable for Advisory Fees	2,048
Payable for Fund Shares Redeemed	896
Payable for Investments Purchased	853
Deferred Capital Gain Country Tax	655
Payable for Custodian Fees	322
Payable for Professional Fees	76
Payable for Sub Transfer Agency Fees — Class I	34
Payable for Sub Transfer Agency Fees — Class A	15
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	40
Payable for Transfer Agency Fees — Class I	26
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	2
Payable for Shareholder Services Fees — Class A	16
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Other Liabilities	23
Total Liabilities	5,014
Net Assets	$560,509
Net Assets Consist Of:
Paid-in-Capital	$574,767
Accumulated Undistributed Net Investment Income	12,404
Accumulated Net Realized Loss	(37,569)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $349 of Deferred Capital Gain Country Tax)	10,907
Foreign Currency Translation	(—	@)
Net Assets	$560,509

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Frontier Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$477,598
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	26,051,463
Net Asset Value, Offering and Redemption Price Per Share	$18.33
CLASS A:
Net Assets	$72,901
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,014,404
Net Asset Value, Redemption Price Per Share	$18.16
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.01
Maximum Offering Price Per Share	$19.17
CLASS L:
Net Assets	$2,137
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	119,178
Net Asset Value, Offering and Redemption Price Per Share	$17.93
CLASS C:
Net Assets	$2,327
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	131,384
Net Asset Value, Offering and Redemption Price Per Share	$17.71
CLASS IS:
Net Assets	$5,546
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	302,595
Net Asset Value, Offering and Redemption Price Per Share	$18.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Frontier Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,451 of Foreign Taxes Withheld)	$17,038
Dividends from Security of Affiliated Issuer (Note G)	65
Total Investment Income	17,103
Expenses:
Advisory Fees (Note B)	4,374
Custodian Fees (Note F)	780
Sub Transfer Agency Fees — Class I	216
Sub Transfer Agency Fees — Class A	65
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	280
Shareholder Services Fees — Class A (Note D)	106
Distribution and Shareholder Services Fees — Class L (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	14
Professional Fees	84
Transfer Agency Fees — Class I (Note E)	40
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	8
Registration Fees	43
Shareholder Reporting Fees	22
Directors' Fees and Expenses	11
Pricing Fees	2
Other Expenses	32
Expenses Before Non Operating Expenses	6,093
Bank Overdraft Expense	3
Total Expenses	6,096
Rebate from Morgan Stanley Affiliate (Note G)	(8)
Net Expenses	6,088
Net Investment Income	11,015
Realized Gain (Loss):
Investments Sold (Net of $237 of Capital Gain Country Tax)	33,514
Foreign Currency Translation	(496)
Net Realized Gain	33,018
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $1,613)	(127,408)
Foreign Currency Translation	13
Net Change in Unrealized Appreciation (Depreciation)	(127,395)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(94,377)
Net Decrease in Net Assets Resulting from Operations	$(83,362)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Frontier Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,015	$5,369
Net Realized Gain	33,018	56,268
Net Change in Unrealized Appreciation (Depreciation)	(127,395)	67,858
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,362)	129,495
Capital Share Transactions:(1)
Class I:
Subscribed	63,483	209,840
Redeemed	(150,429)	(212,122)
Class A:
Subscribed	5,062	15,862
Redeemed	(7,574)	(37,356)
Class L:
Redeemed	(113)	(526)
Class C:
Subscribed	125	1,066
Redeemed	(307)	(578)
Class IS:
Subscribed	20,595	16,912
Redeemed	(27,505)	(15,164)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(96,663)	(22,066)
Redemption Fees	4	10
Total Increase (Decrease) in Net Assets	(180,021)	107,439
Net Assets:
Beginning of Period	740,530	633,091
End of Period (Including Accumulated Undistributed Net Investment Income of $12,404 and $1,389)	$560,509	$740,530
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,024	10,845
Shares Redeemed	(7,057)	(10,982)
Net Decrease in Class I Shares Outstanding	(4,033)	(137)
Class A:
Shares Subscribed	244	851
Shares Redeemed	(369)	(1,958)
Net Decrease in Class A Shares Outstanding	(125)	(1,107)
Class L:
Shares Redeemed	(5)	(28)
Class C:
Shares Subscribed	6	57
Shares Redeemed	(15)	(30)
Net Increase (Decrease) in Class C Shares Outstanding	(9)	27
Class IS:
Shares Subscribed	964	863
Shares Redeemed	(1,439)	(779)
Net Increase (Decrease) in Class IS Shares Outstanding	(475)	84

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Frontier Markets Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.02		$17.39		$16.98		$19.15		$18.86		$14.24
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.16		0.31		0.19		0.25		0.09
Net Realized and Unrealized Gain (Loss)	(2.99)		3.47		0.33		(2.21)		0.23		4.60
Total from Investment Operations	(2.69)		3.63		0.64		(2.02)		0.48		4.69
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.23)		(0.14)		(0.18)		(0.07)
Paid-in-Capital	—		—		(0.00	)(3)	(0.01)		(0.01)		—
Total Distributions	—		—		(0.23)		(0.15)		(0.19)		(0.07)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.33		$21.02		$17.39		$16.98		$19.15		$18.86
Total Return(4)	(12.76	)%(7)	20.82%		3.83%		(10.58)%		2.66%		32.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$477,598		$632,435		$525,664		$531,927		$547,535		$239,378
Ratio of Expenses to Average Net Assets(9)	1.70	%(5)(8)	1.73	%(5)	1.67	%(5)	1.72	%(5)	1.69	%(5)	1.77	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.70	%(5)(8)	1.73	%(5)	N/A		N/A		1.71	%(5)	N/A
Ratio of Net Investment Income to Average Net Assets(9)	3.17	%(5)(8)	0.82	%(5)	1.82	%(5)	1.02	%(5)	1.23	%(5)	0.54	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.01%
Portfolio Turnover Rate	35	%(7)	52%		30%		37%		52%		34%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.69%		N/A		1.72%		1.89%
Net Investment Income to Average Net Assets	N/A		N/A		1.80%		N/A		1.20%		0.42%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Frontier Markets Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$20.86		$17.31		$16.90		$19.06		$18.78		$14.20
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.28		0.11		0.24		0.11		0.18		(0.15)
Net Realized and Unrealized Gain (Loss)	(2.98)		3.44		0.35		(2.18)		0.24		4.79
Total from Investment Operations	(2.70)		3.55		0.59		(2.07)		0.42		4.64
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.18)		(0.08)		(0.13)		(0.06)
Paid-in-Capital	—		—		(0.00	)(3)	(0.01)		(0.01)		—
Total Distributions	—		—		(0.18)		(0.09)		(0.14)		(0.06)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.16		$20.86		$17.31		$16.90		$19.06		$18.78
Total Return(4)	(12.86	)%(8)	20.39%		3.49%		(10.90)%		2.39%		32.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,901		$86,324		$90,817		$82,480		$76,839		$23,762
Ratio of Expenses to Average Net Assets(10)	2.02	%(5)(9)	2.05	%(5)	2.01	%(5)	2.07	%(5)	2.02	%(5)	1.95	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.02	%(5)(9)	2.05	%(5)	N/A		N/A		2.04	%(5)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	2.94	%(5)(9)	0.59	%(5)	1.40	%(5)	0.60	%(5)	0.90	%(5)	(0.81	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	35	%(8)	52%		30%		37%		52%		34%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		2.03%		N/A		2.05%		N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.38%		N/A		0.87%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Frontier Markets Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$20.65		$17.25		$16.79		$18.96		$18.71		$14.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.22		(0.02)		0.15		0.05		0.06		(0.16)
Net Realized and Unrealized Gain (Loss)	(2.94)		3.42		0.32		(2.22)		0.25		4.69
Total from Investment Operations	(2.72)		3.40		0.47		(2.17)		0.31		4.53
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		(0.05)		(0.01)
Paid-in-Capital	—		—		(0.00	)(3)	—		(0.01)		—
Total Distributions	—		—		(0.01)		—		(0.06)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.93		$20.65		$17.25		$16.79		$18.96		$18.71
Total Return(4)	(13.09	)%(8)	19.59%		2.77%		(11.49)%		1.77%		31.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,137		$2,570		$2,630		$4,490		$8,003		$3,212
Ratio of Expenses to Average Net Assets(10)	2.52	%(5)(9)	2.70	%(5)	2.70	%(5)	2.70	%(5)	2.65	%(5)	2.53	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.52	%(5)(9)	2.70	%(5)	N/A		N/A		2.67	%(5)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	2.42	%(5)(9)	(0.13	)%(5)	0.88	%(5)	0.26	%(5)	0.27	%(5)	(0.92	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	35	%(8)	52%		30%		37%		52%		34%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.76%		2.80%		2.73%		2.68%		N/A
Net Investment Income (Loss) to Average Net Assets	N/A		(0.19)%		0.78%		0.23%		0.24%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.70% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.60% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Frontier Markets Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$20.41		$17.07		$16.69		$19.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.20		(0.05)		0.10		(0.16)
Net Realized and Unrealized Gain (Loss)	(2.90)		3.39		0.34		(2.60)
Total from Investment Operations	(2.70)		3.34		0.44		(2.76)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.06)		(0.07)
Paid-in-Capital	—		—		(0.00	)(4)	(0.01)
Total Distributions	—		—		(0.06)		(0.08)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$17.71		$20.41		$17.07		$16.69
Total Return(5)	(13.19	)%(8)	19.51%		2.63%		(14.10	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,327		$2,857		$1,925		$1,400
Ratio of Expenses to Average Net Assets(10)	2.76	%(6)(9)	2.81	%(6)	2.88	%(6)	2.95	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.76	%(6)(9)	2.81	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	2.15	%(6)(9)	(0.26	)%(6)	0.57	%(6)	(1.38	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	35	%(8)	52%		30%		37%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		2.89%		3.17	%(9)
Net Investment Income (Loss) to Average Net Assets	N/A		N/A		0.56%		(1.60	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Frontier Markets Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from February 27, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$21.02		$17.39		$16.97		$19.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.33		0.13		0.30		0.26
Net Realized and Unrealized Gain (Loss)	(3.02)		3.50		0.36		(2.41)
Total from Investment Operations	(2.69)		3.63		0.66		(2.15)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.24)		(0.15)
Paid-in-Capital	—		—		(0.00	)(4)	(0.01)
Total Distributions	—		—		(0.24)		(0.16)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$18.33		$21.02		$17.39		$16.97
Total Return(5)	(12.71	)%(8)	20.83%		3.88%		(11.14	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,546		$16,344		$12,055		$7,732
Ratio of Expenses to Average Net Assets(10)	1.67	%(6)(9)	1.69	%(6)	1.62	%(6)	1.68	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.67	%(6)(9)	1.69	%(6)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	3.63	%(6)(9)	0.65	%(6)	1.75	%(6)	1.67	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	35	%(8)	52%		30%		37%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.64%		1.68	%(9)
Net Investment Income to Average Net Assets	N/A		N/A		1.73%		1.67	%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Frontier Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$14,958	$—	$—	$14,958
Banks	227,689	4,050	—	231,739
Beverages	12,013	—	—	12,013
Capital Markets	14,808	—	—	14,808
Commercial Banks	2,761	—	—	2,761
Construction Materials	7,238	—	—	7,238
Diversified Consumer Services	12,213	—	—	12,213
Diversified Telecommunication Services	11,437	—	—	11,437
Food Products	54,648	—	—	54,648
Health Care Providers & Services	24,036	—	—	24,036
Independent Power & Renewable Electricity Producers	4,398	—	—	4,398
Oil, Gas & Consumable Fuels	15,208	—	—	15,208
Pharmaceuticals	16,745	—	—	16,745
Real Estate Management & Development	20,065	—	—	20,065
Software	11,252	—	—	11,252
Specialty Retail	—	4,833	—	4,833
Transportation	6,389	—	—	6,389
Transportation Infrastructure	8,391	—	—	8,391
Wireless Telecommunication Services	48,266	—	—	48,266
Total Common Stocks	512,515	8,883	—	521,398
Participation Notes	—	39,216	—	39,216
Short-Term Investment
Investment Company	2,426	—	—	2,426
Total Assets	$514,941	$48,099	$—	$563,040

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $4,050,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017 were valued using other significant observable inputs at June 30, 2018. As of June 30, 2018, securities with a total value of approximately

$359,961,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2018.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

than long-term U.S. Government securities and short-term investments, were approximately $240,859,000 and $290,025,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$14,764	$135,644	$147,982	$65
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$2,426

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$—	$—	$7,980	$—	$160

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign capital gains tax and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(3,727)	$7,926	$(4,199)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,633	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $47,462,000 and $20,653,000, respectively, that do not have an expiration date.

During the year ended December 31, 2017, capital loss carryforwards of approximately $4,191,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $59,822,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.2%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were lower than its peer group averages, while its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
2195050 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$1,085.50	$1,019.39	$5.64	$5.46	1.09%
Global Advantage Portfolio Class A	1,000.00	1,084.20	1,017.85	7.23	7.00	1.40
Global Advantage Portfolio Class L	1,000.00	1,081.40	1,015.17	10.01	9.69	1.94
Global Advantage Portfolio Class C	1,000.00	1,079.50	1,013.93	11.29	10.94	2.19

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.0%)
Canada (9.7%)
Canadian National Railway Co.	13,873	$1,134
Constellation Software, Inc.	1,445	1,121
		2,255
China (7.4%)
Alibaba Group Holding Ltd. ADR (a)	2,802	520
China Yangtze Power Co. Ltd.	84,000	204
Shanghai International Airport Co. Ltd.	28,300	237
Tencent Holdings Ltd. (b)	15,300	768
		1,729
France (11.4%)
Christian Dior SE	3,517	1,471
Getlink	32,961	452
Hermes International	548	335
Ubisoft Entertainment SA (a)	3,561	391
		2,649
Germany (2.9%)
Deutsche Boerse AG	3,391	452
Zalando SE (a)	4,130	231
		683
Italy (6.1%)
Atlantia SpA	12,385	366
Brunello Cucinelli SpA	14,622	653
Moncler SpA	8,834	403
		1,422
Mexico (1.0%)
Grupo Aeroportuario del Sureste SAB de CV	15,215	242
Spain (1.8%)
Aena SME SA	2,366	430
Switzerland (1.4%)
Geberit AG (Registered)	779	335
United Kingdom (10.0%)
Melrose Industries PLC	112,429	315
Metro Bank PLC (a)	12,993	555
Whitbread PLC	27,880	1,457
		2,327
United States (42.3%)
Activision Blizzard, Inc.	10,949	835
Alphabet, Inc., Class C (a)	317	354
Amazon.com, Inc. (a)	918	1,560
	Shares	Value (000)
Danaher Corp.	3,407	$336
Facebook, Inc., Class A (a)	2,938	571
Liberty Media Corp.-Liberty Formula One, Class C (a)	10,649	395
MakeMyTrip Ltd. (a)	16,180	585
MercadoLibre, Inc.	3,619	1,082
salesforce.com, Inc. (a)	4,376	597
ServiceNow, Inc. (a)	1,988	343
Starbucks Corp.	14,858	726
Twitter, Inc. (a)	28,051	1,225
United Technologies Corp.	4,540	567
Workday, Inc., Class A (a)	2,905	352
Zoetis, Inc.	4,016	342
		9,870
Total Common Stocks (Cost $19,088)		21,942
Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,268)	1,268,038	1,268
Total Investments Excluding Purchased Options (99.4%) (Cost $20,356)		23,210
Total Purchased Options Outstanding (0.1%) (Cost $34)		13
Total Investments (99.5%) (Cost $20,390) (c)		23,223
Other Assets in Excess of Liabilities (0.5%)		126
Net Assets (100.0%)		$23,349

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,281,000 and the aggregate gross unrealized depreciation is approximately $448,000, resulting in net unrealized appreciation of approximately $2,833,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	3,030,255	3,030	$10	$13	$(3)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	2,708,014	2,708	2	11	(9)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	1,752,855	1,753	1	10	(9)
							$13	$34	$(21)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.0%
Internet Software & Services	19.5
Software	15.7
Textiles, Apparel & Luxury Goods	12.3
Internet & Direct Marketing Retail	10.2
Hotels, Restaurants & Leisure	9.4
Transportation Infrastructure	7.4
Short-Term Investment	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,122)	$21,955
Investment in Security of Affiliated Issuer, at Value (Cost $1,268)	1,268
Total Investments in Securities, at Value (Cost $20,390)	23,223
Foreign Currency, at Value (Cost $9)	9
Cash	4
Receivable for Fund Shares Sold	46
Receivable for Investments Sold	29
Dividends Receivable	23
Due from Adviser	12
Tax Reclaim Receivable	2
Receivable from Affiliate	2
Other Assets	55
Total Assets	23,405
Liabilities:
Payable for Professional Fees	46
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	—	@
Other Liabilities	4
Total Liabilities	56
Net Assets	$23,349
Net Assets Consist of:
Paid-in-Capital	$19,747
Accumulated Undistributed Net Investment Income	23
Accumulated Undistributed Net Realized Gain	746
Unrealized Appreciation (Depreciation) on:
Investments	2,833
Foreign Currency Translation	(—	@)
Net Assets	$23,349

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$15,921
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	950,577
Net Asset Value, Offering and Redemption Price Per Share	$16.75
CLASS A:
Net Assets	$6,168
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	374,102
Net Asset Value, Redemption Price Per Share	$16.49
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.91
Maximum Offering Price Per Share	$17.40
CLASS L:
Net Assets	$358
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,455
Net Asset Value, Offering and Redemption Price Per Share	$15.95
CLASS C:
Net Assets	$902
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	57,203
Net Asset Value, Offering and Redemption Price Per Share	$15.76

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$129
Dividends from Security of Affiliated Issuer (Note G)	6
Total Investment Income	135
Expenses:
Advisory Fees (Note B)	71
Professional Fees	58
Registration Fees	23
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	4
Custodian Fees (Note F)	11
Administration Fees (Note C)	7
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	12
Total Expenses	212
Waiver of Advisory Fees (Note B)	(71)
Expenses Reimbursed by Adviser (Note B)	(21)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	112
Net Investment Income	23
Realized Gain:
Investments Sold	338
Foreign Currency Translation	1
Net Realized Gain	339
Change in Unrealized Appreciation (Depreciation):
Investments	1,033
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	1,033
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,372
Net Increase in Net Assets Resulting from Operations	$1,395

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$23	$(34)
Net Realized Gain	339	1,743
Net Change in Unrealized Appreciation (Depreciation)	1,033	1,152
Net Increase in Net Assets Resulting from Operations	1,395	2,861
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(685)
Class A:
Net Realized Gain	—	(481)
Class L:
Net Realized Gain	—	(35)
Class C:
Net Realized Gain	—	(58)
Total Distributions	—	(1,259)
Capital Share Transactions:(1)
Class I:
Subscribed	9,082	2,892
Distributions Reinvested	—	685
Redeemed	(1,091)	(601)
Class A:
Subscribed	1,402	1,163
Distributions Reinvested	—	480
Redeemed	(205)	(402)
Class L:
Exchanged	16	94
Distributions Reinvested	—	34
Redeemed	(11)	(70)
Class C:
Subscribed	354	307
Distributions Reinvested	—	57
Redeemed	(51)	(49)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,496	4,590
Total Increase in Net Assets	10,891	6,192
Net Assets:
Beginning of Period	12,458	6,266
End of Period (Including Accumulated Undistributed Net Investment Income of $23 and $0)	$23,349	$12,458

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	562	186
Shares Issued on Distributions Reinvested	—	44
Shares Redeemed	(65)	(42)
Net Increase in Class I Shares Outstanding	497	188
Class A:
Shares Subscribed	86	76
Shares Issued on Distributions Reinvested	—	32
Shares Redeemed	(13)	(27)
Net Increase in Class A Shares Outstanding	73	81
Class L:
Shares Exchanged	1	7
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(1)	(5)
Net Increase in Class L Shares Outstanding	—	4
Class C:
Shares Subscribed	23	21
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(3)	(3)
Net Increase in Class C Shares Outstanding	20	22

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.43		$12.12		$12.36		$12.74		$13.57		$11.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.03)		0.00	(3)	0.05		0.05		0.04
Net Realized and Unrealized Gain	1.28		5.07		0.02		0.46		0.04		3.27
Total from Investment Operations	1.32		5.04		0.02		0.51		0.09		3.31
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)		(0.01)		(0.08)
Net Realized Gain	—		(1.73)		(0.26)		(0.86)		(0.91)		(1.03)
Total Distributions	—		(1.73)		(0.26)		(0.89)		(0.92)		(1.11)
Net Asset Value, End of Period	$16.75		$15.43		$12.12		$12.36		$12.74		$13.57
Total Return(4)	8.55	%(8)	41.56%		0.21%		3.85%		0.83%		29.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,921		$7,005		$3,229		$1,785		$3,181		$2,868
Ratio of Expenses to Average Net Assets(10)	1.09	%(5)(9)	1.09	%(5)	1.09	%(5)	1.11	%(5)(6)	1.30	%(5)	1.29	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	0.47	%(5)(9)	(0.19	)%(5)	0.04	%(5)	0.37	%(5)	0.40	%(5)	0.29	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	36	%(8)	103%		90%		90%		46%		57%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.22	%(9)	3.67%		3.82%		5.38%		5.31%		8.07%
Net Investment Loss to Average Net Assets	(0.66	)%(9)	(2.77)%		(2.69)%		(3.90)%		(3.61)%		(6.49)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I Shares. Prior to January 23, 2015, the maximum ratio was 1.30% for Class I Share.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Advantage Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.21		$12.01		$12.29		$12.70		$13.57		$11.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.08)		(0.05)		(0.04)		0.01		(0.04)
Net Realized and Unrealized Gain	1.28		5.01		0.03		0.49		0.04		3.31
Total from Investment Operations	1.28		4.93		(0.02)		0.45		0.05		3.27
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.03)
Net Realized Gain	—		(1.73)		(0.26)		(0.86)		(0.91)		(1.03)
Total Distributions	—		(1.73)		(0.26)		(0.86)		(0.92)		(1.06)
Net Asset Value, End of Period	$16.49		$15.21		$12.01		$12.29		$12.70		$13.57
Total Return(4)	8.42	%(9)	41.02%		(0.11)%		3.40%		0.46%		29.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,168		$4,577		$2,640		$3,414		$790		$681
Ratio of Expenses to Average Net Assets(11)	1.40	%(5)(10)	1.41	%(5)	1.44	%(5)	1.45	%(5)(7)	1.65	%(5)	1.60	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.01	%(5)(10)	(0.52	)%(5)	(0.38	)%(5)	(0.34	)%(5)	0.05	%(5)	(0.35	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.01%		0.01%		0.00	%(8)	0.01%
Portfolio Turnover Rate	36	%(9)	103%		90%		90%		46%		57%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.44	%(10)	3.88%		4.09%		5.92%		5.79%		8.43%
Net Investment Loss to Average Net Assets	(1.03	)%(10)	(2.99)%		(3.03)%		(4.81)%		(4.09)%		(7.18)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class A shares.

(7)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A Shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class A Share.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.75		$11.74		$12.09		$12.56		$13.50		$11.35
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.15)		(0.10)		(0.08)		(0.06)		(0.09)
Net Realized and Unrealized Gain	1.25		4.89		0.01		0.47		0.04		3.28
Total from Investment Operations	1.20		4.74		(0.09)		0.39		(0.02)		3.19
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.01)
Net Realized Gain	—		(1.73)		(0.26)		(0.86)		(0.91)		(1.03)
Total Distributions	—		(1.73)		(0.26)		(0.86)		(0.92)		(1.04)
Net Asset Value, End of Period	$15.95		$14.75		$11.74		$12.09		$12.56		$13.50
Total Return(3)	8.14	%(8)	40.34%		(0.70)%		2.96%		(0.07)%		28.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$358		$327		$217		$382		$338		$254
Ratio of Expenses to Average Net Assets(10)	1.94	%(4)(9)	1.94	%(4)	1.94	%(4)	1.96	%(4)(6)	2.15	%(4)	2.09	%(4)(5)
Ratio of Net Investment Loss to Average Net Assets(10)	(0.58	)%(4)(9)	(1.05	)%(4)	(0.86	)%(4)	(0.60	)%(4)	(0.45	)%(4)	(0.71	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	36	%(8)	103%		90%		90%		46%		57%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.48	%(9)	5.07%		5.12%		6.58%		6.55%		9.07%
Net Investment Loss to Average Net Assets	(2.12	)%(9)	(4.18)%		(4.04)%		(5.22)%		(4.85)%		(7.69)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.05% for Class L shares.

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L Shares. Prior to January 23, 2015, the maximum ratio was 2.15% for Class L Share.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Advantage Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.60		$11.66		$12.04		$13.30
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.19)		(0.13)		(0.11)
Net Realized and Unrealized Gain	1.21		4.86		0.01		(0.26)
Total from Investment Operations	1.16		4.67		(0.12)		(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		(1.73)		(0.26)		(0.86)
Total Distributions	—		(1.73)		(0.26)		(0.89)
Net Asset Value, End of Period	$15.76		$14.60		$11.66		$12.04
Total Return(4)	7.95	%(7)	40.02%		(0.95)%		(2.94	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$902		$549		$180		$59
Ratio of Expenses to Average Net Assets(9)	2.19	%(5)(8)	2.19	%(5)	2.19	%(5)	2.20	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.69	)%(5)(8)	(1.30	)%(5)	(1.12	)%(5)	(1.33	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	36	%(7)	103%		90%		90%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.45	%(8)	5.22%		6.12%		12.84	%(8)
Net Investment Loss to Average Net Assets	(1.95	)%(8)	(4.33)%		(5.05)%		(11.97	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$567	$—	$—	$567
Banks	555	—	—	555
Building Products	335	—	—	335
Capital Markets	452	—	—	452
Electrical Equipment	315	—	—	315
Health Care Equipment & Supplies	336	—	—	336
Hotels, Restaurants & Leisure	2,183	—	—	2,183
Independent Power & Renewable Electricity Producers	204	—	—	204
Internet & Direct Marketing Retail	2,376	—	—	2,376
Internet Software & Services	4,520	—	—	4,520
Media	395	—	—	395
Pharmaceuticals	342	—	—	342
Road & Rail	1,134	—	—	1,134
Software	3,639	—	—	3,639
Textiles, Apparel & Luxury Goods	2,862	—	—	2,862
Transportation Infrastructure	1,727	—	—	1,727
Total Common Stocks	21,942	—	—	21,942
Call Options Purchased	—	13	—	13
Short-Term Investment
Investment Company	1,268	—	—	1,268
Total Assets	$23,210	$13	$—	$23,223

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $6,590,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$13	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(3)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$13	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	13	(a)	$—	$—	$13

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	7,491,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares and 2.20% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $71,000 of advisory fees were waived and approximately $28,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $14,644,000 and $6,135,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$367	$10,445	$9,544	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$1,268

During the six months ended June, 30 2018, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$64	$1,195	$—	$146

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, return of capital distributions from real estate investment trusts, a nondeductible expense and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$37	$(36)	$(1)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$126	$295

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.4%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
2193596 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Privacy Notice	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$987.90	$1,019.93	$4.83	$4.91	0.98%
Global Concentrated Portfolio Class A	1,000.00	986.30	1,018.25	6.50	6.61	1.32
Global Concentrated Portfolio Class C	1,000.00	982.10	1,014.63	10.07	10.24	2.05
Global Concentrated Portfolio Class IS	1,000.00	987.90	1,020.08	4.68	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
China (10.8%)
TAL Education Group ADR (a)	18,489	$680
Tencent Holdings Ltd. ADR	37,984	1,909
		2,589
Ireland (5.6%)
Ryanair Holdings PLC ADR (a)	11,794	1,347
Japan (7.9%)
Nintendo Co., Ltd. ADR	20,782	848
Nippon Telegraph & Telephone Corp. ADR	22,771	1,032
		1,880
Spain (2.9%)
Banco Bilbao Vizcaya Argentaria SA ADR	97,649	684
Switzerland (5.5%)
ABB Ltd. ADR	36,679	799
UBS Group AG (Registered) (a)	32,933	505
		1,304
Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,968	730
United Kingdom (15.9%)
Diageo PLC ADR	12,893	1,857
Royal Dutch Shell PLC ADR	28,129	1,947
		3,804
United States (44.7%)
Alphabet, Inc., Class A (a)	705	796
Ameriprise Financial, Inc.	7,215	1,009
Constellation Brands, Inc., Class A	7,856	1,720
Illinois Tool Works, Inc.	8,620	1,194
JPMorgan Chase & Co.	11,104	1,157
Mastercard, Inc., Class A	9,902	1,946
National Oilwell Varco, Inc.	19,100	829
Starbucks Corp.	14,315	699
VMware, Inc., Class A (a)	8,975	1,319
		10,669
Total Common Stocks (Cost $22,024)		23,007
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $792)	791,856	792
Total Investments (99.7%) (Cost $22,816) (b)		23,799
Other Assets in Excess of Liabilities (0.3%)		69
Net Assets (100.0%)		$23,868

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,033,000 and the aggregate gross unrealized depreciation is approximately $1,050,000, resulting in net unrealized appreciation of approximately $983,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.4%
Beverages	15.0
Internet Software & Services	11.4
Software	9.1
Oil, Gas & Consumable Fuels	8.2
Information Technology Services	8.2
Banks	7.7
Capital Markets	6.4
Airlines	5.6
Machinery	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $22,024)	$23,007
Investment in Security of Affiliated Issuer, at Value (Cost $792)	792
Total Investments in Securities, at Value (Cost $22,816)	23,799
Receivable for Investments Sold	42
Receivable for Fund Shares Sold	42
Dividends Receivable	30
Receivable from Affiliate	1
Due from Adviser	1
Other Assets	76
Total Assets	23,991
Liabilities:
Payable for Investments Purchased	70
Payable for Professional Fees	48
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	—	@
Total Liabilities	123
Net Assets	$23,868
Net Assets Consist Of:
Paid-in-Capital	$22,470
Accumulated Undistributed Net Investment Income	20
Accumulated Undistributed Net Realized Gain	395
Unrealized Appreciation (Depreciation) on:
Investments	983
Net Assets	$23,868
CLASS I:
Net Assets	$18,192
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,482,889
Net Asset Value, Offering and Redemption Price Per Share	$12.27
CLASS A:
Net Assets	$2,676
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	219,435
Net Asset Value, Redemption Price Per Share	$12.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$12.88
CLASS C:
Net Assets	$2,988
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	247,872
Net Asset Value, Offering and Redemption Price Per Share	$12.05
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.27

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $16 of Foreign Taxes Withheld)	$189
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	193
Expenses:
Advisory Fees (Note B)	79
Professional Fees	56
Registration Fees	18
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	13
Administration Fees (Note C)	8
Shareholder Reporting Fees	6
Custodian Fees (Note F)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Pricing Fees	1
Other Expenses	6
Total Expenses	203
Waiver of Advisory Fees (Note B)	(79)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	122
Net Investment Income	71
Realized Gain:
Investments Sold	544
Change in Unrealized Appreciation (Depreciation):
Investments	(1,252)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(708)
Net Decrease in Net Assets Resulting from Operations	$(637)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$71	$(2)
Net Realized Gain	544	36
Net Change in Unrealized Appreciation (Depreciation)	(1,252)	1,963
Net Increase (Decrease) in Net Assets Resulting from Operations	(637)	1,997
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(18)
Paid-in-Capital	—	(9)
Class A:
Net Investment Income	—	(2)
Class C:
Net Investment Income	—	(3)
Class IS:
Net Investment Income	—	(— @)
Paid-in-Capital		(— @)
Total Distributions	—	(32)
Capital Share Transactions:(1)
Class I:
Subscribed	8,885	4,032
Distributions Reinvested	—	9
Redeemed	(2,027)	(686)
Class A:
Subscribed	1,229	891
Distributions Reinvested	—	2
Redeemed	(150)	(216)
Class C:
Subscribed	1,514	970
Distributions Reinvested	—	3
Redeemed	(166)	(341)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,285	4,664
Total Increase in Net Assets	8,648	6,629
Net Assets:
Beginning of Period	15,220	8,591
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $20 and $(51), respectively)	$23,868	$15,220
(1) Capital Share Transactions:
Class I:
Shares Subscribed	691	331
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(159)	(62)
Net Increase in Class I Shares Outstanding	532	270
Class A:
Shares Subscribed	97	77
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(12)	(19)
Net Increase in Class A Shares Outstanding	85	58
Class C:
Shares Subscribed	120	83
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(13)	(29)
Net Increase in Class C Shares Outstanding	107	54

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.02		0.03
Net Realized and Unrealized Gain (Loss)	(0.19)		2.28		0.19
Total from Investment Operations	(0.15)		2.30		0.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.06)
Paid-in-Capital	—		(0.01)		—
Total Distributions	—		(0.04)		(0.06)
Net Asset Value, End of Period	$12.27		$12.42		$10.16
Total Return(3)	(1.21	)%(6)	22.64%		2.24	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,192		$11,814		$6,922
Ratio of Expenses to Average Net Assets(8)	0.98	%(4)(7)	0.98	%(4)	0.97	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.65	%(4)(7)	0.15	%(4)	0.48	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	68%		44	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%(7)	3.13%		3.57	%(7)
Net Investment Loss to Average Net Assets	(0.11	)%(7)	(2.00)%		(2.12	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.37		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	(0.19)		2.28		0.19
Total from Investment Operations	(0.17)		2.25		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.05)
Net Asset Value, End of Period	$12.20		$12.37		$10.15
Total Return(3)	(1.37	)%(6)	22.17%		2.02	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,676		$1,666		$782
Ratio of Expenses to Average Net Assets(8)	1.32	%(4)(7)	1.35	%(4)	1.35	%(4)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	0.34	%(4)(7)	(0.25	)%(4)	0.16	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	68%		44	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.08	%(7)	3.61%		4.23	%(7)
Net Investment Loss to Average Net Assets	(0.43	)%(7)	(2.51)%		(2.72	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.27		$10.15		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.11)		(0.04)
Net Realized and Unrealized Gain	(0.20)		2.26		0.21
Total from Investment Operations	(0.22)		2.15		0.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.02)
Net Asset Value, End of Period	$12.05		$12.27		$10.15
Total Return(3)	(1.79	)%(6)	21.18%		1.69	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,988		$1,728		$877
Ratio of Expenses to Average Net Assets(8)	2.05	%(4)(7)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.33	)%(4)(7)	(0.95	)%(4)	(0.69	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	68%		44	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.81	%(7)	4.36%		4.81	%(7)
Net Investment Loss to Average Net Assets	(1.09	)%(7)	(3.21)%		(3.40	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.42		$10.16		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.02		0.03
Net Realized and Unrealized Gain (Loss)	(0.19)		2.28		0.20
Total from Investment Operations	(0.15)		2.30		0.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.07)
Paid-in-Capital	—		(0.01)		—
Total Distributions	—		(0.04)		(0.07)
Net Asset Value, End of Period	$12.27		$12.42		$10.16
Total Return(3)	(1.21	)%(6)	22.67%		2.25	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$10
Ratio of Expenses to Average Net Assets(8)	0.95	%(4)(7)	0.95	%(4)	0.95	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.68	%(4)(7)	0.22	%(4)	0.56	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	68%		44	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.94	%(7)	18.61%		19.43	%(7)
Net Investment Loss to Average Net Assets	(14.31	)%(7)	(17.44)%		(17.92	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$1,347	$—	$—	$1,347
Banks	1,841	—	—	1,841
Beverages	3,577	—	—	3,577
Capital Markets	1,514	—	—	1,514
Diversified Consumer Services	680	—	—	680
Diversified Telecommunication Services	1,032	—	—	1,032
Electrical Equipment	799	—	—	799
Energy Equipment & Services	829	—	—	829
Hotels, Restaurants & Leisure	699	—	—	699
Information Technology Services	1,946	—	—	1,946
Internet Software & Services	2,705	—	—	2,705
Machinery	1,194	—	—	1,194
Oil, Gas & Consumable Fuels	1,947	—	—	1,947
Semiconductors & Semiconductor Equipment	730	—	—	730
Software	2,167	—	—	2,167
Total Common Stocks	23,007	—	—	23,007
Short-Term Investment
Investment Company	792	—	—	792
Total Assets	$23,799	$—	$—	$23,799

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $79,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $14,841,000 and $6,044,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$426	$9,754	$9,388	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$792

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:			2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$23	$—	$9	$49	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$6	$—	$(6)

At December 31, 2017, the Fund had no distributable earnings on a tax basis.

At December 31, 2017, the Fund had available for federal income tax purposes unused short term capital losses of approximately $123,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.2%.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and its total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
2194995 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$966.40	$1,019.89	$4.83	$4.96	0.99%
Global Core Portfolio Class A	1,000.00	964.70	1,018.10	6.58	6.76	1.35
Global Core Portfolio Class C	1,000.00	961.10	1,014.38	10.21	10.49	2.10
Global Core Portfolio Class IS	1,000.00	967.20	1,020.08	4.63	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
China (7.4%)
TAL Education Group ADR (a)	5,017	$185
Tencent Holdings Ltd. ADR	15,303	769
		954
Germany (1.0%)
BASF SE ADR	5,533	132
Ireland (4.6%)
Ryanair Holdings PLC ADR (a)	5,138	587
Japan (6.4%)
Nintendo Co., Ltd. ADR	6,779	277
Nippon Telegraph & Telephone Corp. ADR	12,114	549
		826
Netherlands (0.3%)
AerCap Holdings N.V. (a)	656	35
Spain (2.9%)
Banco Bilbao Vizcaya Argentaria SA ADR	53,044	371
Switzerland (6.9%)
ABB Ltd. ADR	9,472	206
Credit Suisse Group AG ADR (a)	13,409	199
Logitech International SA (Registered)	2,929	129
UBS Group AG (Registered) (a)	22,865	351
		885
Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,491	274
United Kingdom (10.5%)
British American Tobacco PLC ADR	4,587	231
Diageo PLC ADR	4,360	628
Royal Dutch Shell PLC ADR	7,101	492
		1,351
United States (57.7%)
Alphabet, Inc., Class A (a)	403	455
Ameriprise Financial, Inc.	2,717	380
Apple, Inc.	4,139	766
Booking Holdings, Inc. (a)	217	440
Cigna Corp.	1,529	260
Comcast Corp., Class A	8,367	274
Constellation Brands, Inc., Class A	985	216
CVS Health Corp.	1,603	103
Danaher Corp.	2,047	202
Emerson Electric Co.	4,644	321
Illinois Tool Works, Inc.	3,063	424
JPMorgan Chase & Co.	6,581	686
Mastercard, Inc., Class A	3,484	685
McDonald's Corp.	1,710	268
National Oilwell Varco, Inc.	6,334	275
Northern Trust Corp.	3,883	399
Northrop Grumman Corp.	1,539	474
QUALCOMM, Inc.	2,463	138
Starbucks Corp.	1,269	62
Target Corp.	954	73
	Shares	Value (000)
VMware, Inc., Class A (a)	3,442	$506
		7,407
Total Common Stocks (Cost $10,928)		12,822
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $21)	20,766	21
Total Investments (100.0%) (Cost $10,949) (b)		12,843
Liabilities in Excess of Other Assets (0.0%) (c)		(6)
Net Assets (100.0%)		$12,837

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,239,000 and the aggregate gross unrealized depreciation is approximately $345,000, resulting in net unrealized appreciation of approximately $1,894,000.

(c)  Amount is less than 0.05%.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.9%
Capital Markets	10.4
Internet Software & Services	9.5
Banks	8.2
Tech Hardware, Storage & Peripherals	7.0
Beverages	6.6
Software	6.1
Information Technology Services	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,928)	$12,822
Investment in Security of Affiliated Issuer, at Value (Cost $21)	21
Total Investments in Securities, at Value (Cost $10,949)	12,843
Due from Adviser	21
Dividends Receivable	18
Receivable for Fund Shares Sold	10
Receivable for Investments Sold	9
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	72
Total Assets	12,974
Liabilities:
Payable for Fund Shares Redeemed	85
Payable for Professional Fees	48
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	1
Total Liabilities	137
Net Assets	$12,837
Net Assets Consist of:
Paid-in-Capital	$11,103
Accumulated Net Investment Loss	(3)
Accumulated Net Realized Loss	(157)
Unrealized Appreciation (Depreciation) on:
Investments	1,894
Net Assets	$12,837
CLASS I:
Net Assets	$9,570
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	811,454
Net Asset Value, Offering and Redemption Price Per Share	$11.79
CLASS A:
Net Assets	$1,817
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	154,574
Net Asset Value, Redemption Price Per Share	$11.75
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.40
CLASS C:
Net Assets	$1,438
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	123,867
Net Asset Value, Offering and Redemption Price Per Share	$11.61
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$11.80

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$118
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	119
Expenses:
Professional Fees	57
Advisory Fees (Note B)	51
Registration Fees	18
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	7
Shareholder Reporting Fees	6
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	1
Other Expenses	6
Total Expenses	164
Waiver of Advisory Fees (Note B)	(51)
Expenses Reimbursed by Adviser (Note B)	(33)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	79
Net Investment Income	40
Realized Gain:
Investments Sold	212
Change in Unrealized Appreciation (Depreciation):
Investments	(735)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(523)
Net Decrease in Net Assets Resulting from Operations	$(483)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$40	$57
Net Realized Gain (Loss)	212	(278)
Net Change in Unrealized Appreciation (Depreciation)	(735)	2,493
Net Increase (Decrease) in Net Assets Resulting from Operations	(483)	2,272
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(51)
Paid-in-Capital	—	(3)
Class A:
Net Investment Income	—	(2)
Paid-in-Capital	—	(1)
Class C:
Net Investment Income	—	(1)
Class IS:
Net Investment Income	—	(— @)
Paid-in-Capital	—	(— @)
Total Distributions	—	(58)
Capital Share Transactions:(1)
Class I:
Subscribed	652	2,235
Distributions Reinvested	—	22
Redeemed	(1,131)	(109)
Class A:
Subscribed	183	652
Distributions Reinvested	—	3
Redeemed	(254)	(233)
Class C:
Subscribed	292	240
Distributions Reinvested	—	1
Redeemed	(40)	(98)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(298)	2,713
Total Increase (Decrease) in Net Assets	(781)	4,927
Net Assets:
Beginning of Period	13,618	8,691
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(3) and $(43), respectively)	$12,837	$13,618
(1) Capital Share Transactions:
Class I:
Shares Subscribed	52	210
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(93)	(10)
Net Increase (Decrease) in Class I Shares Outstanding	(41)	202
Class A:
Shares Subscribed	15	55
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(22)	(20)
Net Increase (Decrease) in Class A Shares Outstanding	(7)	35
Class C:
Shares Subscribed	24	22
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(3)	(9)
Net Increase in Class C Shares Outstanding	21	13

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Core Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.07		0.05
Net Realized and Unrealized Gain (Loss)	(0.46)		2.16		0.06
Total from Investment Operations	(0.41)		2.23		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.08)
Paid-in-Capital	—		(0.00	)(3)	—
Total Distributions	—		(0.06)		(0.08)
Net Asset Value, End of Period	$11.79		$12.20		$10.03
Total Return(4)	(3.36	)%(7)	22.27%		1.08	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,570		$10,398		$6,517
Ratio of Expenses to Average Net Assets(9)	0.99	%(5)(8)	0.97	%(5)	0.98	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	0.74	%(5)(8)	0.64	%(5)	0.82	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	21	%(7)	41%		22	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.21	%(8)	2.89%		3.73	%(8)
Net Investment Loss to Average Net Assets	(0.48	)%(8)	(1.28)%		(1.93	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Core Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.18		$10.02		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.03		0.02
Net Realized and Unrealized Gain (Loss)	(0.45)		2.15		0.06
Total from Investment Operations	(0.43)		2.18		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.06)
Paid-in-Capital	—		(0.00	)(3)	—
Total Distributions	—		(0.02)		(0.06)
Net Asset Value, End of Period	$11.75		$12.18		$10.02
Total Return(4)	(3.53	)%(7)	21.82%		0.83	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,817		$1,962		$1,263
Ratio of Expenses to Average Net Assets(9)	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	0.39	%(5)(8)	0.25	%(5)	0.39	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	41%		22	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.58	%(8)	3.36%		4.16	%(8)
Net Investment Loss to Average Net Assets	(0.84	)%(8)	(1.76)%		(2.42	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Core Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.08		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.06)		(0.02)
Net Realized and Unrealized Gain	(0.45)		2.15		0.06
Total from Investment Operations	(0.47)		2.09		0.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.04)
Net Asset Value, End of Period	$11.61		$12.08		$10.00
Total Return(3)	(3.89	)%(6)	20.92%		0.41	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,438		$1,246		$901
Ratio of Expenses to Average Net Assets(8)	2.10	%(4)(7)	2.10	%(4)	2.10	%(4)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.33	)%(4)(7)	(0.50	)%(4)	(0.36	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	21	%(6)	41%		22	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.36	%(7)	4.19%		5.02	%(7)
Net Investment Loss to Average Net Assets	(1.59	)%(7)	(2.59)%		(3.28	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Core Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.20		$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.07		0.05
Net Realized and Unrealized Gain (Loss)	(0.45)		2.17		0.06
Total from Investment Operations	(0.40)		2.24		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.08)
Paid-in-Capital	—		(0.00	)(3)	—
Total Distributions	—		(0.07)		(0.08)
Net Asset Value, End of Period	$11.80		$12.20		$10.03
Total Return(4)	(3.28	)%(7)	22.29%		1.10	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$10
Ratio of Expenses to Average Net Assets(9)	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	0.78	%(5)(8)	0.66	%(5)	0.84	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	41%		22	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	16.94	%(8)	18.67%		19.70	%(8)
Net Investment Loss to Average Net Assets	(15.21	)%(8)	(17.06)%		(17.91	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal mar-

ket, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$474	$—	$—	$474
Airlines	587	—	—	587
Banks	1,057	—	—	1,057
Beverages	844	—	—	844
Capital Markets	1,329	—	—	1,329
Chemicals	132	—	—	132
Diversified Consumer Services	185	—	—	185
Diversified Telecommunication Services	549	—	—	549
Electrical Equipment	527	—	—	527
Energy Equipment & Services	275	—	—	275
Health Care Equipment & Supplies	202	—	—	202
Health Care Providers & Services	363	—	—	363
Hotels, Restaurants & Leisure	330	—	—	330
Information Technology Services	685	—	—	685
Internet & Direct Marketing Retail	440	—	—	440
Internet Software & Services	1,224	—	—	1,224
Machinery	424	—	—	424
Media	274	—	—	274
Multi-Line Retail	73	—	—	73
Oil, Gas & Consumable Fuels	492	—	—	492
Semiconductors & Semiconductor Equipment	412	—	—	412
Software	783	—	—	783
Tech Hardware, Storage & Peripherals	895	—	—	895
Tobacco	231	—	—	231
Trading Companies & Distributors	35	—	—	35
Total Common Stocks	12,822	—	—	12,822
Short-Term Investment
Investment Company	21	—	—	21
Total Assets	$12,843	$—	$—	$12,843

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $51,000 of advisory fees were waived and approximately $34,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $2,865,000 and $2,927,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$524	$1,342	$1,845	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$21

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)
$54	$4	$62

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to return of capital distributions from real estate investment trusts, and a nondeductible expense, resulted in the following reclassifications among the components of the net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(12)	$13	$(1)

At December 31, 2017, the Fund had no distributable earnings on a tax basis.

At December 31, 2017, the Fund had available for federal income tax purposes unused short term capital losses of approximately $370,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 43.0%.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
2194986 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Discovery Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Discovery Portfolio Class I	$1,000.00	$1,028.40	$1,018.70	$6.19	$6.16	1.23%
Global Discovery Portfolio Class A	1,000.00	1,026.60	1,017.21	7.69	7.65	1.53
Global Discovery Portfolio Class L	1,000.00	1,024.30	1,013.98	10.94	10.89	2.18
Global Discovery Portfolio Class C	1,000.00	1,023.40	1,013.39	11.54	11.48	2.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (96.2%)
Brazil (3.2%)
JHSF Participacoes SA (a)	988,150	$280
Porto Seguro SA	323,268	3,393
		3,673
Canada (11.9%)
Canadian National Railway Co.	37,654	3,078
Constellation Software, Inc.	6,709	5,203
Nutrien Ltd.	96,054	5,226
		13,507
Denmark (3.0%)
Novo Nordisk A/S Series B	74,509	3,457
France (12.5%)
Christian Dior SE	25,432	10,638
Edenred	110,878	3,504
		14,142
Germany (2.6%)
thyssenKrupp AG	81,278	1,976
Vapiano SE (a)	43,679	1,033
		3,009
Italy (1.7%)
Gima TT SpA	20,377	335
Tamburi Investment Partners SpA	224,141	1,545
		1,880
New Zealand (0.3%)
Kathmandu Holdings Ltd.	172,414	340
United Kingdom (7.3%)
Clarkson PLC	49,184	1,493
Whitbread PLC	128,958	6,738
		8,231
United States (53.7%)
Activision Blizzard, Inc.	53,926	4,116
Amazon.com, Inc. (a)	5,886	10,005
AT&T, Inc.	72,105	2,315
Autoliv, Inc.	33,042	4,732
CarMax, Inc. (a)	67,508	4,919
Dillard's, Inc., Class A (b)	52,241	4,937
Dril-Quip, Inc. (a)	33,909	1,743
Dropbox, Inc., Class A (a)	2,012	65
First Hawaiian, Inc.	38,182	1,108
Habit Restaurants, Inc. (The) (a)	4,964	50
Harley-Davidson, Inc.	84,696	3,564
MercadoLibre, Inc.	17,967	5,371
Mosaic Co. (The)	122,709	3,442
Potbelly Corp. (a)	171,005	2,215
RenaissanceRe Holdings Ltd.	9,427	1,134
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,182	2,144
United Technologies Corp.	30,107	3,764
Welbilt, Inc. (a)	236,278	5,271
		60,895
Total Common Stocks (Cost $95,672)		109,134
	Shares	Value (000)
Preferred Stocks (0.4%)
India (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost — $44; acquired 10/4/13)	1,910	$228
United States (0.2%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $78; acquired 4/16/14)	1,917	198
DOMO, Inc. Series D (a)	606	17
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $73; acquired 6/17/14)	6,374	12
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost — $9; acquired 7/19/12)	2,935	7
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $6; acquired 10/25/13)	1,572	4
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $6; acquired 10/25/13)	1,572	4
		242
Total Preferred Stocks (Cost $253)		470
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	4,228,947	4,229
	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $242; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $247)	$242	242
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $355; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $362)	355	355
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $323; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $329)	323	323
		920
Total Securities held as Collateral on Loaned Securities (Cost $5,149)		5,149

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Discovery Portfolio

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,699)	2,698,581	$2,699
Total Short-Term Investments (Cost $7,848)		7,848
Total Investments (103.5%) (Cost $103,773) Including $4,937 of Securities Loaned (f)		117,452
Liabilities in Excess of Other Assets (–3.5%)		(3,986)
Net Assets (100.0%)		$113,466

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  At June 30, 2018, the Fund held fair valued securities valued at approximately $453,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(d)  Security has been deemed illiquid at June 30, 2018.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $453,000 and represents 0.4% of net assets.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,992,000 and the aggregate gross unrealized depreciation is approximately $1,313,000, resulting in net unrealized appreciation of approximately $13,679,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	44.7%
Textiles, Apparel & Luxury Goods	9.5
Internet & Direct Marketing Retail	9.3
Hotels, Restaurants & Leisure	8.9
Software	8.3
Chemicals	7.7
Specialty Retail	6.6
Machinery	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $96,845)	$110,524
Investment in Security of Affiliated Issuer, at Value (Cost $6,928)	6,928
Total Investments in Securities, at Value (Cost $103,773)	117,452
Foreign Currency, at Value (Cost $4)	4
Cash	21
Receivable for Investments Sold	1,270
Dividends Receivable	247
Receivable for Fund Shares Sold	44
Tax Reclaim Receivable	37
Receivable from Securities Lending Income	9
Receivable from Affiliate	6
Other Assets	63
Total Assets	119,153
Liabilities:
Collateral on Securities Loaned, at Value	5,159
Payable for Advisory Fees	290
Payable for Fund Shares Redeemed	148
Payable for Professional Fees	36
Payable for Shareholder Services Fees — Class A	7
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	8
Payable for Custodian Fees	14
Payable for Administration Fees	8
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	3
Payable for Investments Purchased	2
Other Liabilities	5
Total Liabilities	5,687
Net Assets	$113,466
Net Assets Consist Of:
Paid-in-Capital	$97,454
Accumulated Undistributed Net Investment Income	184
Accumulated Undistributed Net Realized Gain	2,151
Unrealized Appreciation (Depreciation) on:
Investments	13,679
Foreign Currency Translation	(2)
Net Assets	$113,466

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$69,573
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,263,387
Net Asset Value, Offering and Redemption Price Per Share	$16.32
CLASS A:
Net Assets	$35,146
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,166,388
Net Asset Value, Redemption Price Per Share	$16.22
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.90
Maximum Offering Price Per Share	$17.12
CLASS L:
Net Assets	$139
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,673
Net Asset Value, Offering and Redemption Price Per Share	$16.00
CLASS C:
Net Assets	$8,608
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	545,872
Net Asset Value, Offering and Redemption Price Per Share	$15.77
(1) Including: Securities on Loan, at Value:	$4,937

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $84 of Foreign Taxes Withheld)	$1,293
Dividends from Security of Affiliated Issuer (Note G)	76
Income from Securities Loaned — Net	49
Total Investment Income	1,418
Expenses:
Advisory Fees (Note B)	594
Shareholder Services Fees — Class A (Note D)	48
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	50
Professional Fees	60
Administration Fees (Note C)	53
Sub Transfer Agency Fees — Class I	27
Sub Transfer Agency Fees — Class A	22
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Registration Fees	30
Custodian Fees (Note F)	14
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	6
Shareholder Reporting Fees	9
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	9
Total Expenses	936
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	925
Net Investment Income	493
Realized Loss:
Investments Sold	(226)
Foreign Currency Forward Exchange Contracts	(83)
Foreign Currency Translation	(29)
Net Realized Loss	(338)
Change in Unrealized Appreciation (Depreciation):
Investments	3,037
Foreign Currency Forward Exchange Contracts	63
Foreign Currency Translation	(5)
Net Change in Unrealized Appreciation (Depreciation)	3,095
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,757
Net Increase in Net Assets Resulting from Operations	$3,250

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$493	$31
Net Realized Gain (Loss)	(338)	7,911
Net Change in Unrealized Appreciation (Depreciation)	3,095	7,389
Net Increase in Net Assets Resulting from Operations	3,250	15,331
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(277)
Net Realized Gain	—	(3,179)
Class A:
Net Investment Income	—	(68)
Net Realized Gain	—	(2,006)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(17)
Class C:
Net Investment Income	—	(9)
Net Realized Gain	—	(483)
Total Distributions	—	(6,039)
Capital Share Transactions:(1)
Class I:
Subscribed	30,301	68,096
Distributions Reinvested	—	3,453
Redeemed	(33,180)	(17,616)
Class A:
Subscribed	7,040	29,000
Distributions Reinvested	—	2,071
Redeemed	(12,626)	(14,422)
Class L:
Exchanged	—	34
Distributions Reinvested	—	16
Redeemed	(191)	—
Class C:
Subscribed	1,506	5,273
Distributions Reinvested	—	483
Redeemed	(2,550)	(2,082)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,700)	74,306
Total Increase (Decrease) in Net Assets	(6,450)	83,598
Net Assets:
Beginning of Period	119,916	36,318
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $184 and $(309), respectively)	$113,466	$119,916

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,879	4,404
Shares Issued on Distributions Reinvested	—	221
Shares Redeemed	(2,049)	(1,146)
Net Increase (Decrease) in Class I Shares Outstanding	(170)	3,479
Class A:
Shares Subscribed	435	1,931
Shares Issued on Distributions Reinvested	—	133
Shares Redeemed	(788)	(935)
Net Increase (Decrease) in Class A Shares Outstanding	(353)	1,129
Class L:
Shares Exchanged	—	2
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(12)	—
Net Increase (Decrease) in Class L Shares Outstanding	(12)	3
Class C:
Shares Subscribed	95	360
Shares Issued on Distributions Reinvested	—	32
Shares Redeemed	(163)	(137)
Net Increase (Decrease) in Class C Shares Outstanding	(68)	255

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Discovery Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.87		$13.42		$10.02		$10.62		$13.70		$11.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.08		0.05		0.02		0.10		0.48		(0.01)
Net Realized and Unrealized Gain (Loss)	0.37		3.33		3.64		(0.55)		(0.77)		4.43
Total from Investment Operations	0.45		3.38		3.66		(0.45)		(0.29)		4.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.02)		(0.15)		(0.55)		(0.07)
Net Realized Gain	—		(0.85)		(0.24)		—		(1.95)		(1.76)
Paid-in-Capital	—		—		—		—		(0.29)		—
Total Distributions	—		(0.93)		(0.26)		(0.15)		(2.79)		(1.83)
Net Asset Value, End of Period	$16.32		$15.87		$13.42		$10.02		$10.62		$13.70
Total Return(3)	2.84	%(5)	25.39%		36.51%		(4.27)%		(1.96)%		40.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,573		$70,343		$12,802		$3,867		$6,421		$8,493
Ratio of Expenses to Average Net Assets(7)	1.23	%(4)(6)	1.34	%(4)	1.34	%(4)	1.34	%(4)	1.34	%(4)	1.34	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets(7)	0.94	%(4)(6)	0.30	%(4)	0.17	%(4)	0.88	%(4)	3.70	%(4)	(0.07	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(6)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	41	%(5)	65%		64%		118%		84%		100%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.45%		2.38%		3.09%		2.65%		3.65%
Net Investment Income (Loss) to Average Net Assets	N/A		0.19%		(0.87)%		(0.87)%		2.39%		(2.38)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Discovery Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.80		$13.37		$10.01		$10.62		$13.69		$11.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		(0.01)		(0.03)		0.02		0.44		(0.09)
Net Realized and Unrealized Gain (Loss)	0.37		3.32		3.63		(0.51)		(0.76)		4.47
Total from Investment Operations	0.42		3.31		3.60		(0.49)		(0.32)		4.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.00	)(3)	(0.12)		(0.51)		(0.04)
Net Realized Gain	—		(0.85)		(0.24)		—		(1.95)		(1.76)
Paid-in-Capital	—		—		—		—		(0.29)		—
Total Distributions	—		(0.88)		(0.24)		(0.12)		(2.75)		(1.80)
Net Asset Value, End of Period	$16.22		$15.80		$13.37		$10.01		$10.62		$13.69
Total Return(4)	2.66	%(7)	24.89%		36.04%		(4.59)%		(2.25)%		40.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,146		$39,791		$18,574		$5,375		$2,965		$1,455
Ratio of Expenses to Average Net Assets(9)	1.53	%(5)(8)	1.69	%(5)	1.69	%(5)	1.69	%(5)	1.69	%(5)	1.65	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	0.57	%(5)(8)	(0.05	)%(5)	(0.28	)%(5)	0.16	%(5)	3.35	%(5)	(0.66	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	41	%(7)	65%		64%		118%		84%		100%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.76%		2.67%		3.52%		3.02%		3.87%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.12)%		(1.26)%		(1.67)%		2.02%		(2.88)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Discovery Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.62		$13.28		$9.99		$10.59		$13.64		$11.11
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.08)		(0.09)		(0.03)		0.37		(0.14)
Net Realized and Unrealized Gain (Loss)	0.41		3.29		3.62		(0.51)		(0.76)		4.45
Total from Investment Operations	0.38		3.21		3.53		(0.54)		(0.39)		4.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.06)		(0.42)		(0.02)
Net Realized Gain	—		(0.85)		(0.24)		—		(1.95)		(1.76)
Paid-in-Capital	—		—		—		—		(0.29)		—
Total Distributions	—		(0.87)		(0.24)		(0.06)		(2.66)		(1.78)
Net Asset Value, End of Period	$16.00		$15.62		$13.28		$9.99		$10.59		$13.64
Total Return(3)	2.43	%(6)	24.26%		35.38%		(5.05)%		(2.81)%		39.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139		$327		$233		$259		$226		$269
Ratio of Expenses to Average Net Assets(8)	2.18	%(4)(7)	2.19	%(4)	2.19	%(4)	2.19	%(4)	2.19	%(4)	2.13	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(8)	(0.40	)%(4)(7)	(0.56	)%(4)	(0.80	)%(4)	(0.26	)%(4)	2.85	%(4)	(1.05	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	41	%(6)	65%		64%		118%		84%		100%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.68	%(7)	2.86%		3.81%		4.55%		4.08%		4.62%
Net Investment Income (Loss) to Average Net Assets	(0.90	)%(7)	(1.23)%		(2.42)%		(2.62)%		0.96%		(3.54)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Discovery Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$15.41		$13.15		$9.92		$11.07
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.12)		(0.10)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.37		3.25		3.57		(0.95)
Total from Investment Operations	0.36		3.13		3.47		(1.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.12)
Net Realized Gain	—		(0.85)		(0.24)		—
Total Distributions	—		(0.87)		(0.24)		(0.12)
Net Asset Value, End of Period	$15.77		$15.41		$13.15		$9.92
Total Return(4)	2.34	%(7)	23.89%		35.03%		(9.28	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,608		$9,455		$4,709		$443
Ratio of Expenses to Average Net Assets(9)	2.30	%(5)(8)	2.44	%(5)	2.43	%(5)	2.45	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.14	)%(5)(8)	(0.79	)%(5)	(0.83	)%(5)	(1.21	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.01%		0.02%		0.00	%(6)(8)
Portfolio Turnover Rate	41	%(7)	65%		64%		118%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.55%		3.53%		5.66	%(8)
Net Investment Loss to Average Net Assets	N/A		(0.90)%		(1.93)%		(4.42	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Discovery Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,764	$—	$—	$3,764
Auto Components	4,732	—	—	4,732
Automobiles	3,564	—	—	3,564
Banks	1,108	—	—	1,108
Capital Markets	1,545	—	—	1,545
Chemicals	8,668	—	—	8,668
Commercial Services & Supplies	3,504	—	—	3,504
Diversified Telecommunication Services	2,315	—	—	2,315
Energy Equipment & Services	1,743	—	—	1,743
Hotels, Restaurants & Leisure	10,036	—	—	10,036
Insurance	4,527	—	—	4,527
Internet & Direct Marketing Retail	10,005	—	—	10,005
Internet Software & Services	5,436	—	—	5,436
Machinery	5,606	—	—	5,606
Marine	1,493	—	—	1,493
Metals & Mining	1,976	—	—	1,976
Multi-Line Retail	4,937	—	—	4,937
Pharmaceuticals	3,457	—	—	3,457
Real Estate Management & Development	280	—	—	280
Road & Rail	3,078	—	—	3,078
Software	9,319	—	—	9,319
Specialty Retail	7,403	—	—	7,403
Textiles, Apparel & Luxury Goods	10,638	—	—	10,638
Total Common Stocks	109,134	—	—	109,134
Preferred Stocks
Internet & Direct Marketing Retail	—	—	426	426
Software	—	17	27	44
Total Preferred Stocks	—	17	453	470
Short-Term Investments
Investment Company	6,928	—	—	6,928
Repurchase Agreements	—	920	—	920
Total Short-Term Investments	6,928	920	—	7,848
Total Assets	$116,062	$937	$453	$117,452

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $34,732,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of June 30, 2018, securities with a total value of approximately $17,000 transferred from Level 3 to Level 2. Securities that were valued using significant unobservable inputs at December 31, 2017 were valued using other significant observable inputs at June 30, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$25		$429	$2
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		(17)	—
Corporate actions	(25)		—	(2)
Change in unrealized appreciation (depreciation)	—	@	41	—	@
Realized gains (losses)	—		—	—
Ending Balance	$—		$453	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$—		$49	$—

@  Value is less than $500.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Direct Marketing Retail
Preferred Stocks	$198	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	10.3	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$228	Market Transaction Method	Pending Transaction	$119.56		$119.56		$119.56		Increase
Software
Preferred Stocks	$12	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.7	x	7.0	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$15	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.5	x	14.5	x	6.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the

Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Investments (Purchased Options)	$(588	)(a)
Currency Risk	Foreign Currency Forward Exchange Contracts	(83)
	Total	$(671)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Investments (Purchased Options)	$209	(b)
Currency Risk	Foreign Currency Forward Exchange Contracts	63
	Total	$272

(a) Amounts are included in Investments Sold in the Statement of Operations.

(b) Amounts are included in Investments in the Statement of Operations.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$271,000
Purchased Options:
Average monthly notional amount	27,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company

("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,937	(c)	$—	$(4,937	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Fund received cash collateral of approximately $5,159,000, of which approximately $5,149,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $10,000, which is not reflected in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,159	$—	$—	$—	$5,159
Total Borrowings	$5,159	$—	$—	$—	$5,159
Gross amount of recognized liabilities for securities lending transactions					$5,159

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.88% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST

Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $48,482,000 and $49,118,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of Treasury Securities Portfolio the Morgan Stanley Institutional Liquidity Funds — (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10,057	$48,214	$51,343	$76
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$6,928

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,437	$2,602	$377	$202

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$60	$(60)	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,738	$783

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.5%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

K. Fund Merger: On June 15, 2018, the Directors of the Company, on behalf of the Fund, approved an Agreement and Plan of Reorganization by and between the Company, on behalf of the Fund, and the Company, on behalf of its series Global Advantage Portfolio ("MSIF Global Advantage"), pursuant to which substantially all of the assets and liabilities of the Fund would be transferred to MSIF Global Advantage and stockholders of the Fund would become stockholders of MSIF Global Advantage, receiving shares of common stock of MSIF Global Advantage ("Shares") equal to the value of their holdings in the Fund (the "Reorganization"). Class I stockholders of the Fund would receive Class I Shares of MSIF Global Advantage, Class A stockholders of the Fund would receive Class A Shares of MSIF Global Advantage, Class L stockholders of the Fund would receive Class L Shares of MSIF Global Advantage and Class C stockholders of the Fund would receive Class C Shares of MSIF Global Advantage. The Reorganization is subject to the approval of stockholders of the Fund at a special meeting of stockholders scheduled to be held during the fourth quarter of 2018.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGDSAN
2193601 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,034.00	$1,020.13	$4.74	$4.71	0.94%
Global Franchise Portfolio Class A	1,000.00	1,032.20	1,018.74	6.15	6.11	1.22
Global Franchise Portfolio Class L	1,000.00	1,030.20	1,016.27	8.66	8.60	1.72
Global Franchise Portfolio Class C	1,000.00	1,028.50	1,015.12	9.81	9.74	1.95
Global Franchise Portfolio Class IS	1,000.00	1,034.00	1,020.43	4.44	4.41	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
France (7.7%)
L'Oreal SA	204,094	$50,409
Pernod Ricard SA	252,834	41,307
		91,716
Germany (4.4%)
SAP SE	454,705	52,543
Italy (1.4%)
Davide Campari-Milano SpA	2,008,596	16,525
Netherlands (4.0%)
Heineken N.V.	320,559	32,202
RELX N.V.	699,458	14,919
		47,121
United Kingdom (24.3%)
British American Tobacco PLC	1,053,627	53,257
Experian PLC	1,095,401	27,099
Reckitt Benckiser Group PLC	1,134,935	93,450
RELX PLC	1,425,726	30,529
Unilever PLC	1,536,595	85,010
		289,345
United States (56.2%)
Abbott Laboratories	531,566	32,420
Accenture PLC, Class A	484,036	79,183
Altria Group, Inc.	428,927	24,359
Automatic Data Processing, Inc.	283,223	37,992
Baxter International, Inc.	81,262	6,000
Coca-Cola Co. (The)	982,382	43,087
Danaher Corp.	367,963	36,311
Factset Research Systems, Inc.	77,121	15,278
Fidelity National Information Services, Inc.	236,364	25,062
Microsoft Corp.	820,615	80,921
Moody's Corp.	90,458	15,428
NIKE, Inc., Class B	445,485	35,496
Philip Morris International, Inc.	645,786	52,141
Twenty-First Century Fox, Inc., Class A	1,020,246	50,696
Twenty-First Century Fox, Inc., Class B	769,282	37,902
Visa, Inc., Class A	412,175	54,593
Zoetis, Inc.	504,511	42,979
		669,848
Total Common Stocks (Cost $906,926)		1,167,098
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $30,193)	30,193,212	$30,193
Total Investments (100.5%) (Cost $937,119) (a)		1,197,291
Liabilities in Excess of Other Assets (–0.5%)		(5,655)
Net Assets (100.0%)		$1,191,636

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $278,491,000 and the aggregate gross unrealized depreciation is approximately $18,319,000, resulting in net unrealized appreciation of approximately $260,172,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	16.4%
Other*	11.6
Personal Products	11.3
Software	11.2
Beverages	11.1
Tobacco	10.8
Household Products	7.8
Media	7.4
Health Care Equipment & Supplies	6.3
Professional Services	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $906,926)	$1,167,098
Investment in Security of Affiliated Issuer, at Value (Cost $30,193)	30,193
Total Investments in Securities, at Value (Cost $937,119)	1,197,291
Dividends Receivable	2,788
Tax Reclaim Receivable	606
Receivable for Fund Shares Sold	324
Receivable from Affiliate	28
Other Assets	150
Total Assets	1,201,187
Liabilities:
Payable for Investments Purchased	6,391
Payable for Advisory Fees	2,199
Payable for Fund Shares Redeemed	546
Payable for Sub Transfer Agency Fees — Class I	105
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Sub Transfer Agency Fees — Class C	3
Payable for Administration Fees	77
Payable for Shareholder Services Fees — Class A	29
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	40
Payable for Professional Fees	43
Payable for Custodian Fees	21
Payable for Directors' Fees and Expenses	14
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	61
Total Liabilities	9,551
Net Assets	$1,191,636
Net Assets Consist of:
Paid-in-Capital	$885,057
Accumulated Undistributed Net Investment Income	8,569
Accumulated Undistributed Net Realized Gain	37,828
Unrealized Appreciation (Depreciation) on:
Investments	260,172
Foreign Currency Translation	10
Net Assets	$1,191,636

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$781,062
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,557,308
Net Asset Value, Offering and Redemption Price Per Share	$25.56
CLASS A:
Net Assets	$144,123
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,766,868
Net Asset Value, Redemption Price Per Share	$24.99
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.38
Maximum Offering Price Per Share	$26.37
CLASS L:
Net Assets	$7,962
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	319,714
Net Asset Value, Offering and Redemption Price Per Share	$24.90
CLASS C:
Net Assets	$49,302
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,012,200
Net Asset Value, Offering and Redemption Price Per Share	$24.50
CLASS IS:
Net Assets	$209,187
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,182,908
Net Asset Value, Offering and Redemption Price Per Share	$25.56

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $353 of Foreign Taxes Withheld)	$13,216
Dividends from Security of Affiliated Issuer (Note G)	169
Total Investment Income	13,385
Expenses:
Advisory Fees (Note B)	4,332
Administration Fees (Note C)	453
Shareholder Services Fees — Class A (Note D)	179
Distribution and Shareholder Services Fees — Class L (Note D)	30
Distribution and Shareholder Services Fees — Class C (Note D)	239
Sub Transfer Agency Fees — Class I	231
Sub Transfer Agency Fees — Class A	66
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	15
Professional Fees	55
Registration Fees	44
Custodian Fees (Note F)	22
Shareholder Reporting Fees	19
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	15
Pricing Fees	1
Other Expenses	23
Total Expenses	5,743
Rebate from Morgan Stanley Affiliate (Note G)	(24)
Net Expenses	5,719
Net Investment Income	7,666
Realized Gain (Loss):
Investments Sold	32,697
Foreign Currency Translation	(363)
Net Realized Gain	32,334
Change in Unrealized Appreciation (Depreciation):
Investments	(5,558)
Foreign Currency Translation	(8)
Net Change in Unrealized Appreciation (Depreciation)	(5,566)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	26,768
Net Increase in Net Assets Resulting from Operations	$34,434

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,666	$10,005
Net Realized Gain	32,334	45,637
Net Change in Unrealized Appreciation (Depreciation)	(5,566)	149,068
Net Increase in Net Assets Resulting from Operations	34,434	204,710
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,924)
Net Realized Gain	—	(26,998)
Class A:
Net Investment Income	—	(1,097)
Net Realized Gain	—	(5,332)
Class L:
Net Investment Income	—	(19)
Net Realized Gain	—	(297)
Class C:
Net Investment Income	—	(70)
Net Realized Gain	—	(1,761)
Class IS:
Net Investment Income	—	(890)
Net Realized Gain	—	(3,140)
Total Distributions	—	(46,528)
Capital Share Transactions:(1)
Class I:
Subscribed	86,898	189,194
Distributions Reinvested	—	33,421
Redeemed	(84,259)	(196,533)
Class A:
Subscribed	11,903	47,508
Distributions Reinvested	—	6,389
Redeemed	(18,870)	(32,934)
Class L:
Exchanged	39	239
Distributions Reinvested	—	316
Redeemed	(304)	(1,440)
Class C:
Subscribed	6,222	17,089
Distributions Reinvested	—	1,831
Redeemed	(5,993)	(7,145)
Class IS:
Subscribed	120,030	63,818
Distributions Reinvested	—	4,030
Redeemed	(4,500)	(8)
Net Increase in Net Assets Resulting from Capital Share Transactions	111,166	125,775
Total Increase in Net Assets	145,600	283,957
Net Assets:
Beginning of Period	1,046,036	762,079
End of Period (Including Accumulated Undistributed Net Investment Income of $8,569 and $903)	$1,191,636	$1,046,036

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,500	8,054
Shares Issued on Distributions Reinvested	—	1,349
Shares Redeemed	(3,405)	(8,191)
Net Increase in Class I Shares Outstanding	95	1,212
Class A:
Shares Subscribed	489	2,055
Shares Issued on Distributions Reinvested	—	263
Shares Redeemed	(783)	(1,431)
Net Increase (Decrease) in Class A Shares Outstanding	(294)	887
Class L:
Shares Exchanged	2	11
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(13)	(63)
Net Decrease in Class L Shares Outstanding	(11)	(39)
Class C:
Shares Subscribed	260	750
Shares Issued on Distributions Reinvested	—	77
Shares Redeemed	(252)	(315)
Net Increase in Class C Shares Outstanding	8	512
Class IS:
Shares Subscribed	4,705	2,557
Shares Issued on Distributions Reinvested	—	163
Shares Redeemed	(183)	(— @@)
Net Increase in Class IS Shares Outstanding	4,522	2,720

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$24.72		$20.56		$20.33		$20.27		$20.77		$18.13
Income from Investment Operations:
Net Investment Income(2)	0.17		0.27		0.30		0.31		0.41		0.36
Net Realized and Unrealized Gain	0.67		5.05		0.84		1.02		0.57		3.17
Total from Investment Operations	0.84		5.32		1.14		1.33		0.98		3.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.28)		(0.35)		(0.37)		(0.35)
Net Realized Gain	—		(0.92)		(0.63)		(0.92)		(1.11)		(0.54)
Total Distributions	—		(1.16)		(0.91)		(1.27)		(1.48)		(0.89)
Net Asset Value, End of Period	$25.56		$24.72		$20.56		$20.33		$20.27		$20.77
Total Return(3)	3.40	%(6)	25.85%		5.64%		6.50%		4.82%		19.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$781,062		$753,107		$601,340		$505,321		$515,012		$570,261
Ratio of Expenses to Average Net Assets(8)	0.94	%(4)(7)	0.98	%(4)	0.97	%(4)	0.98	%(4)	0.97	%(4)	0.95	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	1.40	%(4)(7)	1.17	%(4)	1.40	%(4)	1.46	%(4)	1.94	%(4)	1.79	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	19	%(6)	28%		30%		37%		33%		24%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.98%		0.99%		N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.39%		1.45%		N/A		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$24.21		$20.16		$19.96		$19.92		$20.44		$17.86
Income from Investment Operations:
Net Investment Income(2)	0.13		0.22		0.23		0.24		0.34		0.28
Net Realized and Unrealized Gain	0.65		4.94		0.83		1.02		0.55		3.14
Total from Investment Operations	0.78		5.16		1.06		1.26		0.89		3.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.23)		(0.30)		(0.30)		(0.30)
Net Realized Gain	—		(0.92)		(0.63)		(0.92)		(1.11)		(0.54)
Total Distributions	—		(1.11)		(0.86)		(1.22)		(1.41)		(0.84)
Net Asset Value, End of Period	$24.99		$24.21		$20.16		$19.96		$19.92		$20.44
Total Return(3)	3.22	%(7)	25.58%		5.36%		6.25%		4.45%		19.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,123		$146,722		$104,306		$75,297		$64,515		$83,135
Ratio of Expenses to Average Net Assets(9)	1.22	%(4)(8)	1.21	%(4)	1.22	%(4)	1.25	%(4)	1.27	%(4)	1.20	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	1.09	%(4)(8)	0.94	%(4)	1.13	%(4)	1.15	%(4)	1.64	%(4)	1.42	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	19	%(7)	28%		30%		37%		33%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.23%		1.25%		N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.12%		1.15%		N/A		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$24.18		$20.13		$19.91		$19.87		$20.39		$17.83
Income from Investment Operations:
Net Investment Income(2)	0.07		0.10		0.13		0.15		0.25		0.20
Net Realized and Unrealized Gain	0.65		4.93		0.82		1.00		0.55		3.11
Total from Investment Operations	0.72		5.03		0.95		1.15		0.80		3.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.10)		(0.19)		(0.21)		(0.21)
Net Realized Gain	—		(0.92)		(0.63)		(0.92)		(1.11)		(0.54)
Total Distributions	—		(0.98)		(0.73)		(1.11)		(1.32)		(0.75)
Net Asset Value, End of Period	$24.90		$24.18		$20.13		$19.91		$19.87		$20.39
Total Return(3)	3.02	%(7)	24.98%		4.82%		5.72%		4.00%		18.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,962		$7,993		$7,449		$8,898		$9,315		$9,112
Ratio of Expenses to Average Net Assets(9)	1.72	%(4)(8)	1.70	%(4)	1.71	%(4)	1.72	%(4)	1.72	%(4)	1.70	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	0.61	%(4)(8)	0.44	%(4)	0.65	%(4)	0.72	%(4)	1.19	%(4)	1.03	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	19	%(7)	28%		30%		37%		33%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.72%		1.73%		N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		0.64%		0.71%		N/A		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from September 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$23.82		$19.88		$19.75		$19.79
Income from Investment Operations:
Net Investment Income(3)	0.04		0.04		0.06		0.01
Net Realized and Unrealized Gain	0.64		4.86		0.84		1.02
Total from Investment Operations	0.68		4.90		0.90		1.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.14)		(0.28)
Net Realized Gain	—		(0.92)		(0.63)		(0.79)
Total Distributions	—		(0.96)		(0.77)		(1.07)
Net Asset Value, End of Period	$24.50		$23.82		$19.88		$19.75
Total Return(4)	2.85	%(7)	24.63%		4.58%		5.11	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,302		$47,726		$29,650		$5,765
Ratio of Expenses to Average Net Assets(9)	1.95	%(5)(8)	1.98	%(5)	1.99	%(5)	2.03	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	0.38	%(5)(8)	0.16	%(5)	0.29	%(5)	0.11	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	19	%(7)	28%		30%		37%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		2.00%		N/A
Net Investment Income to Average Net Assets	N/A		N/A		0.28%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Franchise Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$24.72		$20.55		$20.33		$21.49
Income from Investment Operations:
Net Investment Income(3)	0.21		0.29		0.21		0.12
Net Realized and Unrealized Gain	0.63		5.05		0.93		0.00	(4)
Total from Investment Operations	0.84		5.34		1.14		0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.29)		(0.36)
Net Realized Gain	—		(0.92)		(0.63)		(0.92)
Total Distributions	—		(1.17)		(0.92)		(1.28)
Net Asset Value, End of Period	$25.56		$24.72		$20.55		$20.33
Total Return(5)	3.40	%(8)	26.00%		5.70%		0.45	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$209,187		$90,488		$19,334		$9
Ratio of Expenses to Average Net Assets(10)	0.88	%(6)(9)	0.91	%(6)	0.92	%(6)	0.94	%(6)(9)
Ratio of Net Investment Income to Average Net Assets(10)	1.67	%(6)(9)	1.23	%(6)	0.99	%(6)	0.95	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	19	%(8)	28%		30%		37%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.94%		16.54	%(9)
Net Investment Income (Loss) to Average Net Assets	N/A		N/A		0.97%		(14.65	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$133,121	$—	$—	$133,121
Capital Markets	30,706	—	—	30,706
Health Care Equipment & Supplies	74,731	—	—	74,731
Household Products	93,450	—	—	93,450
Information Technology Services	196,830	—	—	196,830
Media	88,598	—	—	88,598
Personal Products	135,419	—	—	135,419
Pharmaceuticals	42,979	—	—	42,979
Professional Services	72,547	—	—	72,547
Software	133,464	—	—	133,464
Textiles, Apparel & Luxury Goods	35,496	—	—	35,496
Tobacco	129,757	—	—	129,757
Total Common Stocks	1,167,098	—	—	1,167,098
Short-Term Investment
Investment Company	30,193	—	—	30,193
Total Assets	$1,197,291	$—	$—	$1,197,291

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $465,048,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2018.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $334,439,000 and $214,847,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $24,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$25,156	$191,840	$186,803	$169
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$30,193

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,212	$35,316	$9,564	$22,773

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains
(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(128)	$128	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$935	$8,340

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 20.1%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
2193608 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Infrastructure Portfolio Class I	$1,000.00	$978.10	$1,019.98	$4.76	*	$4.86	*	0.97%
Global Infrastructure Portfolio Class A	1,000.00	977.40	1,018.79	5.93	*	6.06	*	1.21
Global Infrastructure Portfolio Class L	1,000.00	974.60	1,015.97	8.71	*	8.90	*	1.78
Global Infrastructure Portfolio Class C	1,000.00	973.50	1,014.53	10.13	*	10.34	*	2.07
Global Infrastructure Portfolio Class IS	1,000.00	978.80	1,020.18	4.56	*	4.66	*	0.93
Global Infrastructure Portfolio Class IR^	1,000.00	1,015.60	1,001.45	0.33	**	0.33	**	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (95.5%)
Australia (7.9%)
APA Group	401,231	$2,925
Atlas Arteria Ltd.	1,178,725	5,609
Spark Infrastructure Group	1,753,953	2,959
Sydney Airport	1,113,465	5,900
Transurban Group	1,287,382	11,404
		28,797
Brazil (0.2%)
Energisa SA (Units) (a)	103,700	783
Canada (14.9%)
Canadian Pacific Railway Ltd.	34,580	6,337
Enbridge, Inc.	575,695	20,582
Hydro One Ltd.	509,453	7,766
Pembina Pipeline Corp.	257,858	8,930
TransCanada Corp. (b)	251,889	10,898
		54,513
China (1.1%)
ENN Energy Holdings Ltd. (c)	418,000	4,110
France (7.9%)
Aeroports de Paris	11,580	2,620
Getlink SE	691,970	9,491
Vinci SA	173,000	16,639
		28,750
Germany (0.3%)
Fraport AG Frankfurt Airport Services Worldwide	11,610	1,120
India (1.0%)
Azure Power Global Ltd. (d)	242,299	3,504
Italy (3.4%)
Atlantia SpA	253,972	7,510
Infrastrutture Wireless Italiane SpA	117,770	908
Italgas SpA	330,518	1,823
Snam SpA	542,730	2,266
		12,507
Japan (1.2%)
East Japan Railway Co.	33,700	3,231
West Japan Railway Co.	16,600	1,224
		4,455
Mexico (4.6%)
Grupo Aeroportuario del Pacifico SAB de CV	210,567	1,954
Promotora y Operadora de Infraestructura SAB de CV	1,673,865	14,982
		16,936
	Shares	Value (000)
Netherlands (1.2%)
Koninklijke Vopak N.V.	94,270	$4,356
New Zealand (0.7%)
Auckland International Airport Ltd.	534,119	2,453
Spain (8.8%)
Aena SME SA	15,180	2,757
Atlantica Yield PLC	1,058,590	21,362
Ferrovial SA	335,138	6,878
Red Electrica Corp., SA (b)	54,130	1,103
		32,100
United Kingdom (11.5%)
John Laing Group PLC	2,936,732	10,682
National Grid PLC	1,499,131	16,588
Pennon Group PLC	194,251	2,036
Severn Trent PLC	106,040	2,770
United Utilities Group PLC	983,122	9,902
		41,978
United States (30.8%)
American Tower Corp. REIT	127,790	18,423
American Water Works Co., Inc.	48,280	4,122
Atmos Energy Corp.	53,402	4,814
Cheniere Energy, Inc. (d)	83,470	5,441
Crown Castle International Corp. REIT	109,572	11,814
CSX Corp.	62,990	4,018
Edison International	117,630	7,442
Enbridge Energy Management LLC (d)	338,402	3,472
Eversource Energy	72,551	4,252
Kinder Morgan, Inc.	689,170	12,178
NiSource, Inc.	79,938	2,101
PG&E Corp.	151,096	6,431
Sempra Energy	97,126	11,277
Targa Resources Corp.	78,460	3,883
Union Pacific Corp.	42,950	6,085
Williams Cos., Inc. (The)	258,713	7,014
		112,767
Total Common Stocks (Cost $312,856)		349,129
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	593,039	593

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $34; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $35)	$34	$34
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $50; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $51)	50	50
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $45; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $46)	45	45
		129
Total Securities held as Collateral on Loaned Securities (Cost $722)		722
	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $24,367)	24,366,986	24,367
Total Short-Term Investments (Cost $25,089)		25,089
Total Investments (102.4%) (Cost $337,945) Including $11,050 of Securities Loaned (e)		374,218
Liabilities in Excess of Other Assets (–2.4%)		(8,627)
Net Assets (100.0%)		$365,591

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,456,000 and the aggregate gross unrealized depreciation is approximately $8,183,000, resulting in net unrealized appreciation of approximately $36,273,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	28.4%
Toll Roads	13.1
Electricity Transmission & Distribution	12.7
Other**	11.0
Diversified	9.2
Communications	8.3
Renewables	6.7
Railroads	5.6
Water	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $312,985)	$349,258
Investment in Security of Affiliated Issuer, at Value (Cost $24,960)	24,960
Total Investments in Securities, at Value (Cost $337,945)	374,218
Foreign Currency, at Value (Cost $438)	437
Cash	1
Dividends Receivable	1,818
Receivable for Investments Sold	1,086
Receivable for Fund Shares Sold	50
Tax Reclaim Receivable	45
Receivable from Affiliate	28
Receivable from Securities Lending Income	3
Other Assets	105
Total Assets	377,791
Liabilities:
Payable for Investments Purchased	10,097
Collateral on Securities Loaned, at Value	723
Payable for Advisory Fees	627
Payable for Fund Shares Redeemed	473
Payable for Shareholder Services Fees — Class A	51
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Sub Transfer Agency Fees — Class A	52
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	45
Payable for Directors' Fees and Expenses	45
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	21
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	23
Payable for Custodian Fees	9
Other Liabilities	21
Total Liabilities	12,200
Net Assets	$365,591
Net Assets Consist Of:
Paid-in-Capital	$310,810
Accumulated Undistributed Net Investment Income	5,482
Accumulated Undistributed Net Realized Gain	13,033
Unrealized Appreciation (Depreciation) on:
Investments	36,273
Foreign Currency Translation	(7)
Net Assets	$365,591

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$81,159
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,665,974
Net Asset Value, Offering and Redemption Price Per Share	$14.32
CLASS A:
Net Assets	$251,925
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,651,414
Net Asset Value, Redemption Price Per Share	$14.27
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.06
CLASS L:
Net Assets	$4,761
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	335,748
Net Asset Value, Offering and Redemption Price Per Share	$14.18
CLASS C:
Net Assets	$3,359
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	240,287
Net Asset Value, Offering and Redemption Price Per Share	$13.98
CLASS IS:
Net Assets	$24,377
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,701,978
Net Asset Value, Offering and Redemption Price Per Share	$14.32
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	709
Net Asset Value, Offering and Redemption Price Per Share	$14.32
(1) Including: Securities on Loan, at Value:	$11,050

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $480 of Foreign Taxes Withheld)	$7,135
Non-Cash Dividends from Securities of Unaffiliated Issuers	416
Dividends from Security of Affiliated Issuer (Note G)	71
Income from Securities Loaned — Net	31
Total Investment Income	7,653
Expenses:
Advisory Fees (Note B)	1,543
Shareholder Services Fees — Class A (Note D)	321
Distribution and Shareholder Services Fees — Class L (Note D)	19
Distribution and Shareholder Services Fees — Class C (Note D)	18
Administration Fees (Note C)	145
Sub Transfer Agency Fees — Class I	32
Sub Transfer Agency Fees — Class A	88
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Professional Fees	56
Custodian Fees (Note F)	40
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	30
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	— @
Registration Fees	29
Shareholder Reporting Fees	21
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	11
Total Expenses	2,370
Waiver of Advisory Fees (Note B)	(146)
Reimbursement of Class Specific Expenses — Class I (Note B)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(92)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(9)
Net Expenses	2,099
Net Investment Income	5,554
Realized Gain (Loss):
Investments Sold	13,794
Foreign Currency Translation	(172)
Net Realized Gain	13,622
Change in Unrealized Appreciation (Depreciation):
Investments	(28,094)
Foreign Currency Translation	(14)
Net Change in Unrealized Appreciation (Depreciation)	(28,108)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(14,486)
Net Decrease in Net Assets Resulting from Operations	$(8,932)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,554	$10,408
Net Realized Gain	13,622	21,813
Net Change in Unrealized Appreciation (Depreciation)	(28,108)	12,787
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,932)	45,008
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,582)
Net Realized Gain	—	(4,409)
Class A:
Net Investment Income	—	(6,976)
Net Realized Gain	—	(13,453)
Class L:
Net Investment Income	—	(110)
Net Realized Gain	—	(271)
Class C:
Net Investment Income	—	(69)
Net Realized Gain	—	(172)
Class IS:
Net Investment Income	—	(263)
Net Realized Gain	—	(444)
Total Distributions	—	(28,749)
Capital Share Transactions:(1)
Class I:
Subscribed	10,161	39,687
Distributions Reinvested	—	6,963
Redeemed	(22,020)	(12,446)
Class A:
Subscribed	1,782	22,639
Distributions Reinvested	—	20,024
Redeemed	(22,071)	(52,854)
Class L:
Exchanged	—	34
Distributions Reinvested	—	370
Redeemed	(731)	(555)
Class C:
Subscribed	634	2,738
Distributions Reinvested	—	241
Redeemed	(767)	(212)
Class IS:
Subscribed	16,332	5,501
Distributions Reinvested	—	707
Redeemed	(1,557)	(2,860)
Class IR:
Subscribed	10 *	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,227)	29,977
Total Increase (Decrease) in Net Assets	(27,159)	46,236
Net Assets:
Beginning of Period	392,750	346,514
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $5,482 and $(72), respectively)	$365,591	$392,750

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	709	2,670
Shares Issued on Distributions Reinvested	—	474
Shares Redeemed	(1,548)	(832)
Net Increase (Decrease) in Class I Shares Outstanding	(839)	2,312
Class A:
Shares Subscribed	126	1,547
Shares Issued on Distributions Reinvested	—	1,368
Shares Redeemed	(1,566)	(3,517)
Net Decrease in Class A Shares Outstanding	(1,440)	(602)
Class L:
Shares Exchanged	—	2
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	(52)	(37)
Net Decrease in Class L Shares Outstanding	(52)	(10)
Class C:
Shares Subscribed	45	192
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(55)	(15)
Net Increase (Decrease) in Class C Shares Outstanding	(10)	194
Class IS:
Shares Subscribed	1,160	368
Shares Issued on Distributions Reinvested	—	48
Shares Redeemed	(108)	(188)
Net Increase in Class IS Shares Outstanding	1,052	228
Class IR:
Shares Subscribed	1 *	—

*  For the period June 15, 2018 through June 30, 2018.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.64		$14.02		$12.59		$15.41		$14.26		$12.91
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.44		0.40		0.40		0.28		0.26
Net Realized and Unrealized Gain (Loss)	(0.54)		1.33		1.55		(2.54)		1.87		2.00
Total from Investment Operations	(0.32)		1.77		1.95		(2.14)		2.15		2.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.37)		(0.35)		(0.22)		(0.25)
Net Realized Gain	—		(0.73)		(0.15)		(0.32)		(0.78)		(0.66)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(1.15)		(0.52)		(0.68)		(1.00)		(0.91)
Net Asset Value, End of Period	$14.32		$14.64		$14.02		$12.59		$15.41		$14.26
Total Return(3)	(2.19	)%(8)	12.70%		15.55%		(13.90)%		15.38%		17.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$81,159		$95,219		$58,794		$47,878		$40,477		$26,428
Ratio of Expenses to Average Net Assets(10)	0.97	%(4)(9)	0.91	%(4)(5)	0.85	%(4)	0.88	%(4)(6)	1.08	%(4)	1.12	%(4)
Ratio of Net Investment Income to Average Net Assets(10)	3.19	%(4)(9)	2.93	%(4)	2.85	%(4)	2.70	%(4)	1.82	%(4)	1.87	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	29	%(8)	45%		48%		48%		40%		30%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%(9)	1.08%		1.04%		1.10%		1.42%		2.04%
Net Investment Income to Average Net Assets	3.06	%(9)	2.76%		2.66%		2.48%		1.48%		0.95%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.87% for Class I shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class I shares. Prior to March 30, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.60		$13.99		$12.56		$15.38		$14.25		$12.90
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.39		0.36		0.39		0.24		0.26
Net Realized and Unrealized Gain (Loss)	(0.54)		1.33		1.55		(2.56)		1.86		1.97
Total from Investment Operations	(0.33)		1.72		1.91		(2.17)		2.10		2.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.33)		(0.32)		(0.19)		(0.22)
Net Realized Gain	—		(0.73)		(0.15)		(0.32)		(0.78)		(0.66)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(1.11)		(0.48)		(0.65)		(0.97)		(0.88)
Net Asset Value, End of Period	$14.27		$14.60		$13.99		$12.56		$15.38		$14.25
Total Return(3)	(2.26	)%(9)	12.37%		15.29%		(14.08)%		14.94%		17.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$251,925		$278,780		$275,481		$263,702		$20,815		$3,706
Ratio of Expenses to Average Net Assets(11)	1.21	%(4)(10)	1.15	%(4)(5)	1.10	%(4)	1.12	%(4)(6)	1.42	%(4)	1.37	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(11)	3.01	%(4)(10)	2.63	%(4)	2.60	%(4)	2.67	%(4)	1.53	%(4)	1.81	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	29	%(9)	45%		48%		48%		40%		30%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.36	%(10)	1.38%		1.37%		1.35%		1.76%		2.43%
Net Investment Income to Average Net Assets	2.86	%(10)	2.40%		2.33%		2.44%		1.19%		0.75%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.21% for Class A shares. Prior to July 1, 2017, the maximum ratio was 1.11% for Class A shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.11% for Class A shares. Prior to March 30, 2015, the maximum ratio was 1.50% for Class A shares.

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.55		$13.94		$12.52		$15.34		$14.22		$12.90
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.31		0.28		0.30		0.14		0.16
Net Realized and Unrealized Gain (Loss)	(0.54)		1.33		1.54		(2.55)		1.87		1.98
Total from Investment Operations	(0.37)		1.64		1.82		(2.25)		2.01		2.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.25)		(0.24)		(0.11)		(0.16)
Net Realized Gain	—		(0.73)		(0.15)		(0.32)		(0.78)		(0.66)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(1.03)		(0.40)		(0.57)		(0.89)		(0.82)
Net Asset Value, End of Period	$14.18		$14.55		$13.94		$12.52		$15.34		$14.22
Total Return(3)	(2.54	)%(9)	11.80%		14.57%		(14.64)%		14.35%		16.98%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,761		$5,634		$5,534		$5,529		$1,115		$573
Ratio of Expenses to Average Net Assets(11)	1.78	%(4)(10)	1.72	%(4)(5)	1.67	%(4)	1.69	%(4)(6)	2.00	%(4)	1.93	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(11)	2.38	%(4)(10)	2.06	%(4)	2.03	%(4)	2.06	%(4)	0.91	%(4)	1.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	29	%(9)	45%		48%		48%		40%		30%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.89	%(10)	1.95%		1.95%		1.95%		2.41%		2.86%
Net Investment Income to Average Net Assets	2.27	%(10)	1.83%		1.75%		1.80%		0.50%		0.23%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.78% for Class L shares. Prior to July 1, 2017, the maximum ratio was 1.68% for Class L shares.

(6)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.68% for Class L shares. Prior to March 30, 2015, the maximum ratio was 2.00% for Class L shares.

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.36		$13.81		$12.47		$15.87
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.15		0.29		0.26		0.17
Net Realized and Unrealized Gain (Loss)	(0.53)		1.28		1.52		(2.97)
Total from Investment Operations	(0.38)		1.57		1.78		(2.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.29)		(0.27)
Net Realized Gain	—		(0.73)		(0.15)		(0.32)
Paid-in-Capital	—		—		—		(0.01)
Total Distributions	—		(1.02)		(0.44)		(0.60)
Net Asset Value, End of Period	$13.98		$14.36		$13.81		$12.47
Total Return(4)	(2.65	)%(8)	11.42%		14.35%		(17.62	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,359		$3,601		$784		$516
Ratio of Expenses to Average Net Assets(10)	2.07	%(5)(9)	2.02	%(5)(6)	1.96	%(5)	1.97	%(5)(9)
Ratio of Net Investment Income to Average Net Assets(10)	2.13	%(5)(9)	1.96	%(5)	1.90	%(5)	1.81	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	29	%(8)	45%		48%		48%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.15	%(9)	2.23%		2.69%		2.34	%(9)
Net Investment Income to Average Net Assets	2.05	%(9)	1.75%		1.17%		1.44	%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.07% for Class C shares. Prior to July 1, 2017, the maximum ratio was 1.97% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$14.63		$14.02		$12.58		$15.41		$14.26		$13.73
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.27		0.45		0.43		0.53		0.28		0.09
Net Realized and Unrealized Gain (Loss)	(0.58)		1.32		1.53		(2.68)		1.87		1.20
Total from Investment Operations	(0.31)		1.77		1.96		(2.15)		2.15		1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.37)		(0.35)		(0.22)		(0.25)
Net Realized Gain	—		(0.73)		(0.15)		(0.32)		(0.78)		(0.51)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(1.16)		(0.52)		(0.68)		(1.00)		(0.76)
Net Asset Value, End of Period	$14.32		$14.63		$14.02		$12.58		$15.41		$14.26
Total Return(4)	(2.12	)%(10)	12.65%		15.66%		(13.96)%		15.38%		9.60	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,377		$9,516		$5,921		$2,167		$11		$10
Ratio of Expenses to Average Net Assets(12)	0.93	%(5)(11)	0.89	%(5)(6)	0.83	%(5)	0.84	%(5)(7)	1.08	%(5)	1.07	%(5)(8)(11)
Ratio of Net Investment Income to Average Net Assets(12)	3.84	%(5)(11)	2.95	%(5)	3.02	%(5)	3.91	%(5)	1.79	%(5)	2.13	%(5)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.01%		0.01%		0.00	%(9)	0.00	%(9)	0.01	%(11)
Portfolio Turnover Rate	29	%(10)	45%		48%		48%		40%		30%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.04	%(11)	1.06%		1.08%		1.41%		18.56%		7.27	%(11)
Net Investment Income (Loss) to Average Net Assets	3.73	%(11)	2.78%		2.77%		3.33%		(15.69)%		(4.07	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2017, the maximum ratio was 0.84% for Class IS shares.

(7)  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.84% for Class IS shares. Prior to March 30, 2015, the maximum ratio was 1.08% for Class IS shares.

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.08% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Infrastructure Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$14.10
Income from Investment Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.17
Total from Investment Operations	0.22
Net Asset Value, End of Period	$14.32
Total Return(3)	1.56	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	0.93	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	10.04	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)
Portfolio Turnover Rate	29	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.79	%(7)
Net Investment Loss to Average Net Assets	(3.82	)%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$16,804	$—	$—	$16,804
Communications	31,145	—	—	31,145
Diversified	34,199	—	—	34,199
Electricity Transmission & Distribution	47,324	—	—	47,324
Oil & Gas Storage & Transportation	106,070	—	—	106,070
Railroads	20,895	—	—	20,895
Renewables	24,866	—	—	24,866
Toll Roads	48,996	—	—	48,996
Water	18,830	—	—	18,830
Total Common Stocks	349,129	—	—	349,129
Short-Term Investments
Investment Company	24,960	—	—	24,960
Repurchase Agreements	—	129	—	129
Total Short-Term Investments	24,960	129	—	25,089
Total Assets	$374,089	$129	$—	$374,218

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $132,553,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$11,050	(a)	$—	$11,050	(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $723,000, of which approximately $722,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $1,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $10,786,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$723	$—	$—	$—	$723
Total Borrowings	$723	$—	$—	$—	$723
Gross amount of recognized liabilities for securities lending transactions					$723

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees)

and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $146,000 of advisory fees were waived and approximately $116,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $102,337,000 and $124,770,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$21,085	$87,192	$83,317	$71
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$24,960

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,453	$17,296	$8,000	$3,651

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(963)	$963	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$577	$5,269

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.1%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
2193611 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2018

FSVPRO-00

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Insight Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Insight Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$1,011.50	$1,018.20	$6.63	$6.66	1.33%
Global Insight Portfolio Class A	1,000.00	1,009.50	1,016.46	8.37	8.40	1.68
Global Insight Portfolio Class L	1,000.00	1,006.90	1,013.98	10.85	10.89	2.18
Global Insight Portfolio Class C	1,000.00	1,004.80	1,012.74	12.08	12.13	2.43

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Brazil (3.7%)
JHSF Participacoes SA (a)	67,440	$19
Porto Seguro SA	32,065	337
		356
Canada (14.7%)
Canadian National Railway Co.	5,580	456
Constellation Software, Inc.	559	434
Nutrien Ltd.	6,225	339
Ritchie Bros Auctioneers, Inc.	5,518	188
		1,417
Denmark (3.4%)
Novo Nordisk A/S Series B	7,126	331
France (13.5%)
Christian Dior SE	2,300	962
Edenred	10,782	341
		1,303
Germany (4.4%)
thyssenKrupp AG	13,829	336
Vapiano SE (a)	3,873	92
		428
Italy (2.8%)
Brunello Cucinelli SpA	2,858	128
Gima TT SpA	1,727	28
Tamburi Investment Partners SpA	16,898	116
		272
New Zealand (0.8%)
Kathmandu Holdings Ltd.	40,540	80
Switzerland (3.9%)
Nestle SA (Registered)	4,881	379
United Kingdom (9.8%)
BBA Aviation PLC	38,920	175
Clarkson PLC	4,608	140
Whitbread PLC	12,045	629
		944
United States (40.6%)
Activision Blizzard, Inc.	4,493	343
Amazon.com, Inc. (a)	439	746
AT&T, Inc.	6,049	194
Autoliv, Inc.	2,270	325
Dril-Quip, Inc. (a)	3,390	174
Harley-Davidson, Inc.	8,074	340
MercadoLibre, Inc.	1,497	447
Mosaic Co. (The)	6,818	191
Potbelly Corp. (a)	4,303	56
RenaissanceRe Holdings Ltd.	2,721	327
United Technologies Corp.	3,492	437
Welbilt, Inc. (a)	15,313	342
		3,922
Total Common Stocks (Cost $8,279)		9,432
	Shares	Value (000)
Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $204)	203,695	$204
Total Investments (99.7%) (Cost $8,483) (b)		9,636
Other Assets in Excess of Liabilities (0.3%)		30
Net Assets (100.0%)		$9,666

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,315,000 and the aggregate gross unrealized depreciation is approximately $162,000, resulting in net unrealized appreciation of approximately $1,153,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.9%
Textiles, Apparel & Luxury Goods	11.3
Hotels, Restaurants & Leisure	8.1
Software	8.1
Internet & Direct Marketing Retail	7.7
Insurance	6.9
Chemicals	5.5
Commercial Services & Supplies	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,279)	$9,432
Investment in Security of Affiliated Issuer, at Value (Cost $204)	204
Total Investments in Securities, at Value (Cost $8,483)	9,636
Foreign Currency, at Value (Cost $1)	1
Cash	2
Due from Adviser	24
Dividends Receivable	18
Tax Reclaim Receivable	11
Receivable from Affiliate	1
Receivable for Fund Shares Sold	1
Other Assets	53
Total Assets	9,747
Liabilities:
Payable for Professional Fees	47
Payable for Custodian Fees	11
Payable for Fund Shares Redeemed	10
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	1
Payable for Shareholder Services Fees- Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	4
Total Liabilities	81
Net Assets	$9,666
Net Assets Consist of:
Paid-in-Capital	$7,462
Accumulated Net Investment Loss	(5)
Accumulated Undistributed Net Realized Gain	1,056
Unrealized Appreciation (Depreciation) on:
Investments	1,153
Foreign Currency Translation	(—	@)
Net Assets	$9,666

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$7,145
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	478,337
Net Asset Value, Offering and Redemption Price Per Share	$14.94
CLASS A:
Net Assets	$2,109
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	141,337
Net Asset Value, Redemption Price Per Share	$14.92
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.75
CLASS L:
Net Assets	$90
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,157
Net Asset Value, Offering and Redemption Price Per Share	$14.66
CLASS C:
Net Assets	$322
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,178
Net Asset Value, Offering and Redemption Price Per Share	$14.53

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $12 of Foreign Taxes Withheld)	$129
Dividends from Security of Affiliated Issuer (Note G)	8
Income from Securities Loaned — Net	— @
Total Investment Income	137
Expenses:
Advisory Fees (Note B)	59
Professional Fees	55
Registration Fees	23
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Custodian Fees (Note F)	6
Administration Fees (Note C)	5
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	2
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	6
Total Expenses	184
Waiver of Advisory Fees (Note B)	(59)
Expenses Reimbursed by Adviser (Note B)	(26)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	85
Net Investment Income	52
Realized Gain (Loss):
Investments Sold	977
Foreign Currency Translation	(— @)
Net Realized Gain	977
Change in Unrealized Appreciation (Depreciation):
Investments	(850)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(851)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	126
Net Increase in Net Assets Resulting from Operations	$178

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$52	$37
Net Realized Gain	977	1,336
Net Change in Unrealized Appreciation (Depreciation)	(851)	1,333
Net Increase in Net Assets Resulting from Operations	178	2,706
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(88)
Net Realized Gain	—	(953)
Class A:
Net Investment Income	—	(14)
Net Realized Gain	—	(208)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(9)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(29)
Total Distributions	—	(1,301)
Capital Share Transactions:(1)
Class I:
Subscribed	1,579	6,465
Distributions Reinvested	—	1,039
Redeemed	(5,261)	(5,795)
Class A:
Subscribed	441	1,911
Distributions Reinvested	—	220
Redeemed	(676)	(426)
Class L:
Distributions Reinvested	—	7
Redeemed	—	(— @)
Class C:
Subscribed	25	211
Distributions Reinvested	—	28
Redeemed	(9)	(60)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,901)	3,600
Total Increase (Decrease) in Net Assets	(3,723)	5,005
Net Assets:
Beginning of Period	13,389	8,384
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(5) and $(57), respectively)	$9,666	$13,389

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Insight Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	103	443
Shares Issued on Distributions Reinvested	—	71
Shares Redeemed	(348)	(387)
Net Increase (Decrease) in Class I Shares Outstanding	(245)	127
Class A:
Shares Subscribed	30	129
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(45)	(29)
Net Increase (Decrease) in Class A Shares Outstanding	(15)	115
Class L:
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	—	(—	@@)
Net Increase in Class L Shares Outstanding	—	—	@@
Class C:
Shares Subscribed	2	15
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(1)	(4)
Net Increase in Class C Shares Outstanding	1	13

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.77		$12.89		$10.07		$11.55		$13.42		$11.99
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.06		0.06		0.07		0.20		0.30
Net Realized and Unrealized Gain (Loss)	0.10		3.44		2.94		(0.62)		(0.56)		3.32
Total from Investment Operations	0.17		3.50		3.00		(0.55)		(0.36)		3.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.03)		(0.18)		(0.11)		(0.45)
Net Realized Gain	—		(1.48)		(0.15)		(0.75)		(1.40)		(1.74)
Total Distributions	—		(1.62)		(0.18)		(0.93)		(1.51)		(2.19)
Net Asset Value, End of Period	$14.94		$14.77		$12.89		$10.07		$11.55		$13.42
Total Return(3)	1.15	%(6)	27.38%		29.83%		(5.02)%		(2.65)%		30.89%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,145		$10,680		$7,676		$1,560		$1,490		$1,397
Ratio of Expenses to Average Net Assets(8)	1.33	%(4)(7)	1.34	%(4)	1.34	%(4)	1.35	%(4)	1.35	%(4)	1.35	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	0.92	%(4)(7)	0.41	%(4)	0.56	%(4)	0.58	%(4)	1.49	%(4)	2.17	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	30	%(6)	67%		54%		62%		67%		59%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.01	%(7)	3.38%		7.58%		10.84%		10.82%		14.22%
Net Investment Loss to Average Net Assets	(0.76	)%(7)	(1.63)%		(5.68)%		(8.91)%		(7.98)%		(10.70)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.78		$12.91		$10.10		$11.58		$13.45		$11.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.00	(3)	(0.01)		0.02		0.15		0.01
Net Realized and Unrealized Gain (Loss)	0.08		3.45		2.97		(0.61)		(0.55)		3.56
Total from Investment Operations	0.14		3.45		2.96		(0.59)		(0.40)		3.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		—		(0.14)		(0.07)		(0.37)
Net Realized Gain	—		(1.48)		(0.15)		(0.75)		(1.40)		(1.74)
Total Distributions	—		(1.58)		(0.15)		(0.89)		(1.47)		(2.11)
Net Asset Value, End of Period	$14.92		$14.78		$12.91		$10.10		$11.58		$13.45
Total Return(4)	0.95	%(8)	26.99%		29.34%		(5.32)%		(2.97)%		30.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,109		$2,315		$535		$335		$199		$189
Ratio of Expenses to Average Net Assets(10)	1.68	%(5)(9)	1.69	%(5)	1.69	%(5)	1.70	%(5)	1.70	%(5)	1.60	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	0.77	%(5)(9)	0.02	%(5)	(0.05	)%(5)	0.17	%(5)	1.14	%(5)	0.07	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	30	%(8)	67%		54%		62%		67%		59%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.27	%(9)	3.80%		8.39%		11.74%		12.14%		13.62%
Net Investment Loss to Average Net Assets	(0.82	)%(9)	(2.09)%		(6.75)%		(9.87)%		(9.30)%		(11.95)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.56		$12.73		$10.01		$11.49		$13.39		$11.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.07)		(0.05)		(0.03)		0.08		0.12
Net Realized and Unrealized Gain (Loss)	0.08		3.39		2.92		(0.61)		(0.54)		3.37
Total from Investment Operations	0.10		3.32		2.87		(0.64)		(0.46)		3.49
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		(0.09)		(0.04)		(0.34)
Net Realized Gain	—		(1.48)		(0.15)		(0.75)		(1.40)		(1.74)
Total Distributions	—		(1.49)		(0.15)		(0.84)		(1.44)		(2.08)
Net Asset Value, End of Period	$14.66		$14.56		$12.73		$10.01		$11.49		$13.39
Total Return(3)	0.69	%(7)	26.35%		28.70%		(5.87)%		(3.43)%		29.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90		$90		$72		$86		$26		$13
Ratio of Expenses to Average Net Assets(9)	2.18	%(4)(8)	2.19	%(4)	2.19	%(4)	2.20	%(4)	2.20	%(4)	2.13	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	0.28	%(4)(8)	(0.48	)%(4)	(0.43	)%(4)	(0.26	)%(4)	0.64	%(4)	0.93	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	67%		54%		62%		67%		59%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.58	%(8)	6.43%		11.57%		17.24%		20.95%		17.73%
Net Investment Loss to Average Net Assets	(3.12	)%(8)	(4.72)%		(9.81)%		(15.30)%		(18.11)%		(14.67)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.46		$12.67		$9.99		$12.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.10)		(0.11)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.06		3.38		2.94		(1.19)
Total from Investment Operations	0.07		3.28		2.83		(1.26)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		(0.10)
Net Realized Gain	—		(1.48)		(0.15)		(0.75)
Total Distributions	—		(1.49)		(0.15)		(0.85)
Net Asset Value, End of Period	$14.53		$14.46		$12.67		$9.99
Total Return(4)	0.48	%(7)	26.09%		28.49%		(10.67	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$322		$304		$101		$16
Ratio of Expenses to Average Net Assets(9)	2.43	%(5)(8)	2.44	%(5)	2.44	%(5)	2.45	%(5)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	0.07	%(5)(8)	(0.71	)%(5)	(0.89	)%(5)	(0.94	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	30	%(7)	67%		54%		62%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.48	%(8)	5.29%		12.17%		23.24	%(8)
Net Investment Loss to Average Net Assets	(1.98	)%(8)	(3.56)%		(10.62)%		(21.73	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$437	$—	$—	$437
Auto Components	325	—	—	325
Automobiles	340	—	—	340
Capital Markets	116	—	—	116
Chemicals	530	—	—	530
Commercial Services & Supplies	529	—	—	529
Diversified Telecommunication Services	194	—	—	194
Energy Equipment & Services	174	—	—	174
Food Products	379	—	—	379
Hotels, Restaurants & Leisure	777	—	—	777
Insurance	664	—	—	664
Internet & Direct Marketing Retail	746	—	—	746
Internet Software & Services	447	—	—	447
Machinery	370	—	—	370
Marine	140	—	—	140
Metals & Mining	336	—	—	336
Pharmaceuticals	331	—	—	331
Real Estate Management & Development	19	—	—	19
Road & Rail	456	—	—	456
Software	777	—	—	777
Specialty Retail	80	—	—	80
Textiles, Apparel & Luxury Goods	1,090	—	—	1,090
Transportation Infrastructure	175	—	—	175
Total Common Stocks	9,432	—	—	9,432
Short-Term Investment
Investment Company	204	—	—	204
Total Assets	$9,636	$—	$—	$9,636

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $4,093,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses)

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2018, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
1.00%	0.95%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $59,000 of advisory fees were waived and approximately $39,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $3,197,000 and $6,098,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$709	$5,478	$5,983	$8
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$204

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$728	$573	$101	$9

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies, a distribution redesignation and a

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$21	$(21)	$	(—	@)

@ Amount is less than $500.

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$95	$54

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.6%.

K. Fund Merger: On June 15, 2018, the Directors of the Company, on behalf of the Fund, approved an Agreement and Plan of Reorganization by and between the Company, on behalf of the Fund, and the Company, on behalf of its series Global Advantage Portfolio ("MSIF Global Advantage"), pursuant to which substantially all of the assets and liabilities of the Fund would be transferred to MSIF Global Advantage and stockholders of the Fund would become stockholders of MSIF Global Advantage, receiving shares of common stock of MSIF Global Advantage ("Shares") equal to the value of their holdings in the Fund (the "Reorganization"). Class I stockholders of the Fund would receive Class I Shares of MSIF Global Advantage, Class A stockholders of the Fund would receive Class A Shares of MSIF Global Advantage, Class L stockholders of the Fund would receive Class L Shares of MSIF Global Advantage and Class C stockholders of the Fund would receive

Class C Shares of MSIF Global Advantage. The Reorganization is subject to the approval of stockholders of the Fund at a special meeting of stockholders scheduled to be held during the fourth quarter of 2018.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday-Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGISAN
2193621 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Opportunity Portfolio Class I	$1,000.00	$1,125.50	$1,020.28	$4.80	*	$4.56	*	0.91%
Global Opportunity Portfolio Class A	1,000.00	1,123.40	1,018.70	6.48	*	6.16	*	1.23
Global Opportunity Portfolio Class L	1,000.00	1,122.70	1,018.35	6.84	*	6.51	*	1.30
Global Opportunity Portfolio Class C	1,000.00	1,119.70	1,015.27	10.09	*	9.59	*	1.92
Global Opportunity Portfolio Class IS	1,000.00	1,125.20	1,020.58	4.48	*	4.26	*	0.85
Global Opportunity Portfolio Class IR^	1,000.00	970.00	1,001.48	0.29	**	0.30	**	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (93.3%)
Argentina (0.8%)
Globant SA (a)	387,307	$21,995
Belgium (1.0%)
Anheuser-Busch InBev SA N.V.	275,106	27,790
China (16.5%)
Alibaba Group Holding Ltd. ADR (a)	439,170	81,479
China Resources Beer Holdings Co., Ltd. (b)	7,615,333	36,982
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,277,678	58,661
Huazhu Group Ltd. ADR	856,922	35,982
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	2,268,666	45,063
Oppein Home Group, Inc., Class A (a)	391,531	7,537
TAL Education Group ADR (a)	3,198,330	117,699
Tencent Holdings Ltd. (b)	1,760,500	88,366
		471,769
Denmark (4.3%)
DSV A/S	1,544,229	124,798
France (3.6%)
Hermes International	166,905	102,095
India (3.2%)
HDFC Bank Ltd.	2,984,066	93,204
Italy (4.1%)
Moncler SpA	2,562,631	116,713
Japan (4.2%)
Calbee, Inc.	1,506,700	56,681
Keyence Corp.	83,900	47,408
Nihon M&A Center, Inc.	573,200	16,645
		120,734
Korea, Republic of (0.8%)
NAVER Corp.	32,604	22,321
South Africa (1.7%)
Naspers Ltd., Class N	197,174	50,093
Switzerland (0.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	343	26,115
United Kingdom (5.5%)
Fevertree Drinks PLC	1,329,699	59,490
Reckitt Benckiser Group PLC	1,211,441	99,749
		159,239
United States (46.7%)
Adobe Systems, Inc. (a)	177,795	43,348
Alphabet, Inc., Class C (a)	105,383	117,571
Amazon.com, Inc. (a)	149,329	253,829
AO Smith Corp.	481,512	28,482
Booking Holdings, Inc. (a)	64,985	131,731
EPAM Systems, Inc. (a)	648,558	80,635
Facebook, Inc., Class A (a)	902,969	175,465
Martin Marietta Materials, Inc.	259,755	58,011
Mastercard, Inc., Class A	899,135	176,698
Stamps.com, Inc. (a)	64,573	16,340
	Shares	Value (000)
Starbucks Corp.	1,349,292	$65,913
Visa, Inc., Class A	856,409	113,431
Vulcan Materials Co.	462,555	59,697
Zillow Group, Inc., Class A (a)	272,956	16,309
		1,337,460
Total Common Stocks (Cost $1,936,539)		2,674,326
Preferred Stocks (0.5%)
United States (0.5%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,594; acquired 4/16/14)	39,153	4,048
Magic Leap Series C (a)(c)(d)(e) (acquisition cost — $3,175; acquired 12/22/15)	137,829	3,722
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost — $8,232; acquired 12/3/15)	168,793	6,613
Total Preferred Stocks (Cost $13,001)		14,383
Participation Note (0.9%)
China (0.9%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/7/19 (a) (Cost $24,831)	1,230,704	24,446
Short-Term Investment (7.1%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $203,871)	203,870,527	203,871
Total Investments Excluding Purchased Options (101.8%) (Cost $2,178,242)		2,917,026
Total Purchased Options Outstanding (0.1%) (Cost $4,981)		1,900
Total Investments (101.9%) (Cost $2,183,223) (f)		2,918,926
Liabilities in Excess of Other Assets (–1.9%)		(53,922)
Net Assets (100.0%)		$2,865,004

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the Fund held fair valued securities valued at approximately $14,383,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(d)  Security has been deemed illiquid at June 30, 2018.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $14,383,000 and represents 0.5% of net assets.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $765,829,000 and the aggregate gross unrealized depreciation is approximately $30,126,000, resulting in net unrealized appreciation of approximately $735,703,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	459,248,289	459,248	$1,631	$1,993	$(362)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	391,476,372	391,476	255	1,621	(1,366)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	257,945,530	257,946	14	1,367	(1,353)
							$1,900	$4,981	$(3,081)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.8%
Internet Software & Services	17.8
Internet & Direct Marketing Retail	13.6
Information Technology Services	12.7
Textiles, Apparel & Luxury Goods	7.5
Short-Term Investment	7.0
Beverages	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,979,352)	$2,715,055
Investment in Security of Affiliated Issuer, at Value (Cost $203,871)	203,871
Total Investments in Securities, at Value (Cost $2,183,223)	2,918,926
Foreign Currency, at Value (Cost $16,083)	16,063
Receivable for Fund Shares Sold	9,628
Receivable for Investments Sold	2,698
Dividends Receivable	353
Receivable from Affiliate	312
Tax Reclaim Receivable	194
Other Assets	366
Total Assets	2,948,540
Liabilities:
Payable for Investments Purchased	74,421
Payable for Advisory Fees	4,640
Due to Broker	1,634
Payable for Fund Shares Redeemed	1,609
Deferred Capital Gain Country Tax	427
Payable for Shareholder Services Fees — Class A	224
Payable for Distribution and Shareholder Services Fees — Class L	11
Payable for Distribution and Shareholder Services Fees — Class C	146
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	57
Payable for Sub Transfer Agency Fees — Class L	7
Payable for Administration Fees	187
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	101
Payable for Transfer Agency Fees — Class L	14
Payable for Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class IS	1
Payable for Professional Fees	47
Total Liabilities	83,536
Net Assets	$2,865,004
Net Assets Consist Of:
Paid-in-Capital	$2,095,956
Accumulated Net Investment Loss	(2,023)
Accumulated Undistributed Net Realized Gain	35,860
Unrealized Appreciation (Depreciation) on:
Investments (Net of $427 of Deferred Capital Gain Country Tax)	735,276
Foreign Currency Translation	(65)
Net Assets	$2,865,004

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$1,495,481
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	57,929,385
Net Asset Value, Offering and Redemption Price Per Share	$25.82
CLASS A:
Net Assets	$1,079,221
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,118,537
Net Asset Value, Redemption Price Per Share	$25.03
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.39
Maximum Offering Price Per Share	$26.42
CLASS L:
Net Assets	$42,918
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,736,578
Net Asset Value, Offering and Redemption Price Per Share	$24.71
CLASS C:
Net Assets	$180,630
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,455,169
Net Asset Value, Offering and Redemption Price Per Share	$24.23
CLASS IS:
Net Assets	$66,744
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,579,439
Net Asset Value, Offering and Redemption Price Per Share	$25.88
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	375
Net Asset Value, Offering and Redemption Price Per Share	$25.87

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $687 of Foreign Taxes Withheld)	$8,095
Non-Cash Dividends from Securities of Unaffiliated Issuers	1,579
Dividends from Security of Affiliated Issuer (Note G)	1,135
Total Investment Income	10,809
Expenses:
Advisory Fees (Note B)	8,647
Shareholder Services Fees — Class A (Note D)	1,187
Distribution and Shareholder Services Fees — Class L (Note D)	157
Distribution and Shareholder Services Fees — Class C (Note D)	709
Administration Fees (Note C)	924
Sub Transfer Agency Fees — Class I	375
Sub Transfer Agency Fees — Class A	455
Sub Transfer Agency Fees — Class L	10
Sub Transfer Agency Fees — Class C	43
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	148
Transfer Agency Fees — Class L (Note E)	21
Transfer Agency Fees — Class C (Note E)	5
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	— @
Custodian Fees (Note F)	91
Registration Fees	89
Professional Fees	60
Shareholder Reporting Fees	53
Directors' Fees and Expenses	26
Pricing Fees	1
Other Expenses	28
Total Expenses	13,038
Rebate from Morgan Stanley Affiliate (Note G)	(150)
Distribution Fees — Class L Shares Waived (Note D)	(94)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Net Expenses	12,794
Net Investment Loss	(1,985)
Realized Gain (Loss):
Investments Sold	18,483
Foreign Currency Translation	(258)
Net Realized Gain	18,225
Change in Unrealized Appreciation (Depreciation):
Investments (Net Decrease in Deferred Capital Gain Country Tax of $283)	228,401
Foreign Currency Translation	(62)
Net Change in Unrealized Appreciation (Depreciation)	228,339
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	246,564
Net Increase in Net Assets Resulting from Operations	$244,579

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,985)	$(6,135)
Net Realized Gain	18,225	35,434
Net Change in Unrealized Appreciation (Depreciation)	228,339	391,699
Net Increase in Net Assets Resulting from Operations	244,579	420,998
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(3,395)
Class A:
Net Realized Gain	—	(3,023)
Class L:
Net Realized Gain	—	(161)
Class C:
Net Realized Gain	—	(415)
Class IS:
Net Realized Gain	—	(6)
Total Distributions	—	(7,000)
Capital Share Transactions:(1)
Class I:
Subscribed	678,536	586,150
Distributions Reinvested	—	3,383
Redeemed	(203,875)	(134,747)
Class A:
Subscribed	320,479	403,560
Distributions Reinvested	—	2,983
Redeemed	(124,629)	(156,944)
Class L:
Exchanged	180	7
Distributions Reinvested	—	150
Redeemed	(2,072)	(4,146)
Class C:
Subscribed	71,436	59,352
Distributions Reinvested	—	415
Redeemed	(9,519)	(10,104)
Class IS:
Subscribed	65,253	1,433
Distributions Reinvested	—	6
Redeemed	(80)	(26)
Class IR:
Subscribed	10 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	795,719	751,472
Total Increase in Net Assets	1,040,298	1,165,470
Net Assets:
Beginning of Period	1,824,706	659,236
End of Period (Including Accumulated Net Investment Loss of $(2,023) and $(38))	$2,865,004	$1,824,706

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	27,154	29,176
Shares Issued on Distributions Reinvested	—	148
Shares Redeemed	(8,366)	(6,742)
Net Increase in Class I Shares Outstanding	18,788	22,582
Class A:
Shares Subscribed	13,269	20,282
Shares Issued on Distributions Reinvested	—	135
Shares Redeemed	(5,194)	(8,024)
Net Increase in Class A Shares Outstanding	8,075	12,393
Class L:
Shares Exchanged	7	— @@
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(87)	(220)
Net Decrease in Class L Shares Outstanding	(80)	(213)
Class C:
Shares Subscribed	3,036	3,047
Shares Issued on Distributions Reinvested	—	19
Shares Redeemed	(404)	(545)
Net Increase in Class C Shares Outstanding	2,632	2,521
Class IS:
Shares Subscribed	2,511	71
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(3)	(1)
Net Increase in Class IS Shares Outstanding	2,508	70
Class IR:
Shares Subscribed	— @@*	—

*  For the period June 15, 2018 through June 30, 2018.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.94		$15.41		$16.36		$13.98		$13.65		$10.84
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.06)		(0.05)		(0.05)		(0.06)		(0.02)
Net Realized and Unrealized Gain	2.88		7.68		0.18		2.64		1.26		4.21
Total from Investment Operations	2.88		7.62		0.13		2.59		1.20		4.19
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.09)		(1.08)		(0.21)		(0.87)		(1.38)
Net Asset Value, End of Period	$25.82		$22.94		$15.41		$16.36		$13.98		$13.65
Total Return(4)	12.55	%(9)	49.44%		1.05%		18.50%		9.04%		40.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,495,481		$898,008		$255,187		$238,920		$11,037		$7,293
Ratio of Expenses to Average Net Assets(11)	0.91	%(5)(7)(10)	0.79	%(5)	0.80	%(5)	0.98	%(5)(6)	1.17	%(5)	1.24	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.03	%(5)(10)	(0.31	)%(5)	(0.34	)%(5)	(0.33	)%(5)	(0.42	)%(5)	(0.21	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	8	%(9)	30%		37%		115%		29%		38%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.99%		1.07%		1.20%		2.47%		3.36%
Net Investment Loss to Average Net Assets	N/A		(0.51)%		(0.61)%		(0.55)%		(1.72)%		(2.33)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class I shares. Prior to December 7, 2015, the maximum ratio was 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.28		$15.01		$16.03		$13.75		$13.48		$10.75
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.12)		(0.11)		(0.10)		(0.11)		(0.15)
Net Realized and Unrealized Gain	2.79		7.48		0.17		2.59		1.25		4.26
Total from Investment Operations	2.75		7.36		0.06		2.49		1.14		4.11
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.09)		(1.08)		(0.21)		(0.87)		(1.38)
Net Asset Value, End of Period	$25.03		$22.28		$15.01		$16.03		$13.75		$13.48
Total Return(3)	12.34	%(9)	49.03%		0.62%		18.16%		8.55%		39.80%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,079,221		$780,705		$340,092		$347,683		$12,952		$4,057
Ratio of Expenses to Average Net Assets(11)	1.23	%(4)(7)(10)	1.12	%(4)	1.17	%(4)	1.25	%(4)(6)	1.56	%(4)	1.59	%(4)(5)
Ratio of Net Investment Loss to Average Net Assets(11)	(0.31	)%(4)(10)	(0.63	)%(4)	(0.70	)%(4)	(0.64	)%(4)	(0.82	)%(4)	(1.15	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	8	%(9)	30%		37%		115%		29%		38%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.32%		1.41%		1.50%		2.86%		3.93%
Net Investment Loss to Average Net Assets	N/A		(0.83)%		(0.94)%		(0.89)%		(2.12)%		(3.49)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

(6)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class A Shares. Prior to December 7, 2015, the maximum ratio was 1.45% for Class A Share. Prior to January 23,2015, the maximum ratio was 1.60% for class A shares.

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.01		$14.84		$15.87		$13.62		$13.38		$10.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.13)		(0.12)		(0.11)		(0.12)		(0.07)
Net Realized and Unrealized Gain	2.75		7.39		0.17		2.57		1.23		4.15
Total from Investment Operations	2.70		7.26		0.05		2.46		1.11		4.08
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.09)		(1.08)		(0.21)		(0.87)		(1.38)
Net Asset Value, End of Period	$24.71		$22.01		$14.84		$15.87		$13.62		$13.38
Total Return(3)	12.27	%(9)	48.91%		0.56%		18.03%		8.46%		39.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,918		$39,979		$30,133		$34,628		$1,091		$527
Ratio of Expenses to Average Net Assets(11)	1.30	%(4)(7)(10)	1.20	%(4)	1.25	%(4)	1.30	%(4)(6)	1.64	%(4)	1.58	%(4)(5)
Ratio of Net Investment Loss to Average Net Assets(11)	(0.41	)%(4)(10)	(0.67	)%(4)	(0.79	)%(4)	(0.70	)%(4)	(0.87	)%(4)	(0.57	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	8	%(9)	30%		37%		115%		29%		38%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.76	%(10)	1.86%		1.93%		2.03%		3.52%		4.23%
Net Investment Loss to Average Net Assets	(0.87	)%(10)	(1.33)%		(1.47)%		(1.43)%		(2.75)%		(3.22)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

(6)  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class L shares.

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$21.64		$14.69		$15.80		$15.25
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.11)		(0.26)		(0.21)		(0.15)
Net Realized and Unrealized Gain	2.70		7.30		0.18		0.91
Total from Investment Operations	2.59		7.04		(0.03)		0.76
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.09)		(1.08)		(0.21)
Net Asset Value, End of Period	$24.23		$21.64		$14.69		$15.80
Total Return(4)	11.97	%(7)	47.92%		0.05%		4.95	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$180,630		$104,364		$33,801		$20,475
Ratio of Expenses to Average Net Assets(9)	1.92	%(5)(6)(8)	1.81	%(5)	1.84	%(5)	2.03	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.97	)%(5)(8)	(1.33	)%(5)	(1.38	)%(5)	(1.40	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	8	%(7)	30%		37%		115%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.01%		2.08%		2.22	%(8)
Net Investment Loss to Average Net Assets	N/A		(1.53)%		(1.62)%		(1.59	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$23.00		$15.44		$16.38		$13.99		$13.65		$12.43
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		(0.05)		(0.06)		(0.05)		(0.06)		(0.03)
Net Realized and Unrealized Gain	2.84		7.70		0.20		2.65		1.27		2.27
Total from Investment Operations	2.88		7.65		0.14		2.60		1.21		2.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.09)		(1.08)		(0.21)		(0.87)		(1.02)
Net Asset Value, End of Period	$25.88		$23.00		$15.44		$16.38		$13.99		$13.65
Total Return(4)	12.52	%(10)	49.54%		1.11%		18.64%		8.96%		18.35	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,744		$1,650		$23		$804		$11		$11
Ratio of Expenses to Average Net Assets(12)	0.85	%(5)(8)(11)	0.71	%(5)	0.71	%(5)	0.77	%(5)(7)	1.17	%(5)	1.18	%(5)(6)(11)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	0.29	%(5)(11)	(0.23	)%(5)	(0.41	)%(5)	(0.28	)%(5)	(0.42	)%(5)	(0.74	)%(5)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.01%		0.01%		0.01%		0.01%		0.00	%(9)(11)
Portfolio Turnover Rate	8	%(10)	30%		37%		115%		29%		38%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.24%		3.82%		3.56%		19.50%		8.44	%(11)
Net Investment Income (Loss) to Average Net Assets	N/A		(0.76)%		(3.52)%		(3.07)%		(18.75)%		(8.00	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

(7)  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.72% for Class IS shares. Prior to December 7, 2015, the maximum ratio was 1.03% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.18% for Class IS shares.

(8)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$26.67
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.00	(3)
Net Realized and Unrealized Loss	(0.80)
Total from Investment Operations	(0.80)
Net Asset Value, End of Period	$25.87
Total Return(4)	(3.00	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	0.84	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.51	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)
Portfolio Turnover Rate	8	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.90	%(7)
Net Investment Loss to Average Net Assets	(13.55	)%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS, and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary,

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$93,204	$—	$93,204
Beverages	169,325	—	—	169,325
Building Products	28,482	—	—	28,482
Construction Materials	117,708	—	—	117,708
Diversified Consumer Services	117,699	—	—	117,699
Electronic Equipment, Instruments & Components	47,408	—	—	47,408
Food Products	141,457	—	—	141,457
Hotels, Restaurants & Leisure	101,895	—	—	101,895
Household Durables	7,537	—	—	7,537
Household Products	99,749	—	—	99,749
Information Technology Services	370,764	—	—	370,764
Internet & Direct Marketing Retail	385,560	—	—	385,560
Internet Software & Services	517,851	—	—	517,851
Media	50,093	—	—	50,093
Professional Services	16,645	—	—	16,645
Road & Rail	124,798	—	—	124,798
Software	65,343	—	—	65,343
Textiles, Apparel & Luxury Goods	218,808	—	—	218,808
Total Common Stocks	2,581,122	93,204	—	2,674,326
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,722	3,722
Internet & Direct Marketing Retail	—	—	10,661	10,661
Total Preferred Stocks	—	—	14,383	14,383
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Participation Note	$—	$24,446	$—	$24,446
Call Options Purchased	—	1,900	—	1,900
Short-Term Investment
Investment Company	203,871	—	—	203,871
Total Assets	$2,784,993	$119,550	$14,383	$2,918,926

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $986,507,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$13,798
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	585
Realized gains (losses)	—
Ending Balance	$14,383
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$585

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value	Impact to Valuation from an Increase in Input
Electronic Equipment, Instuments & Components
Preferred Stock	$3,722	Market Transaction Method	Precedent Transaction	$27.00		$27.00		$27.00	Increase
Internet & Direct Marketing Retail
Preferred Stocks	$4,048	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%	Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3	x	10.3	x	8.7x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%	Decrease
	$6,613	Market Transaction Method	Pending Transaction	$40.00		$40.00		$40.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%	Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5	x	7.5	x	4.3x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,900(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(563	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Presented in the Statement of Assets and Liabilities	Gross Amounts of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$1,900	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1,900	(a)	$—	$(1,634)	$266

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,108,670,000

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class IS shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Portfolio's prospectus, the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2018, this waiver amounted to approximately $94,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund 's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $959,672,000 and $164,946,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $150,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$174,925	$534,340	$505,394	$1,135
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$203,871

During the six months ended June 30, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions		2016 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,000	$—	$—	$45,283

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$6,453	$(6,475)	$22

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$12,719	$6,447

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 30.1%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
2195006 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

(formerly Global Quality Portfolio)

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$1,054.50	$1,020.03	$4.89	$4.81	0.96%
Global Sustain Portfolio Class A	1,000.00	1,053.10	1,018.30	6.67	6.56	1.31
Global Sustain Portfolio Class L	1,000.00	1,050.00	1,015.77	9.25	9.10	1.82
Global Sustain Portfolio Class C	1,000.00	1,048.90	1,014.58	10.47	10.29	2.06
Global Sustain Portfolio Class IS	1,000.00	1,054.50	1,020.23	4.69	4.61	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Canada (1.0%)
Constellation Software, Inc.	176	$136
France (3.8%)
L'Oreal SA	1,393	344
Sanofi	1,920	154
		498
Germany (7.9%)
Bayer AG (Registered)	1,616	178
Henkel AG & Co., KGaA (Preference)	1,954	250
SAP SE	5,330	616
		1,044
Hong Kong (1.4%)
AIA Group Ltd.	21,200	185
Netherlands (1.0%)
RELX N.V.	6,361	136
United Kingdom (20.4%)
Experian PLC	4,447	110
GlaxoSmithKline PLC	24,961	504
Prudential PLC	8,964	205
Reckitt Benckiser Group PLC	10,439	860
RELX PLC	13,769	295
Unilever PLC	13,200	730
		2,704
United States (63.3%)
Abbott Laboratories	6,443	393
Accenture PLC, Class A	5,195	850
Alphabet, Inc., Class A (a)	718	811
Automatic Data Processing, Inc.	2,446	328
Baxter International, Inc.	1,029	76
Booking Holdings, Inc. (a)	211	428
Cerner Corp. (a)	3,768	225
Coca-Cola Co. (The)	7,501	329
Danaher Corp.	3,455	341
Factset Research Systems, Inc.	972	193
Fidelity National Information Services, Inc.	2,424	257
Johnson & Johnson	1,310	159
Medtronic PLC	5,559	476
Microsoft Corp.	8,290	817
Moody's Corp.	597	102
Nielsen Holdings PLC	3,840	119
NIKE, Inc., Class B	5,424	432
Twenty-First Century Fox, Inc., Class A	10,313	512
Twenty-First Century Fox, Inc., Class B	9,889	487
Visa, Inc., Class A	4,743	628
Zoetis, Inc.	4,844	413
		8,376
Total Common Stocks (Cost $10,769)		13,079
	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $119)	118,870	$119
Total Investments (99.7%) (Cost $10,888) (b)		13,198
Other Assets in Excess of Liabilities (0.3%)		42
Net Assets (100.0%)		$13,240

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,345,000 and the aggregate gross unrealized depreciation is approximately $35,000, resulting in net unrealized appreciation of approximately $2,310,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	16.8%
Information Technology Services	15.6
Software	11.9
Pharmaceuticals	10.7
Health Care Equipment & Supplies	9.7
Household Products	8.4
Personal Products	8.1
Media	7.6
Internet Software & Services	6.2
Professional Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,769)	$13,079
Investment in Security of Affiliated Issuer, at Value (Cost $119)	119
Total Investments in Securities, at Value (Cost $10,888)	13,198
Foreign Currency, at Value (Cost —@)	—	@
Receivable for Investments Sold	120
Due from Adviser	30
Tax Reclaim Receivable	23
Dividends Receivable	15
Receivable from Affiliate	—	@
Other Assets	85
Total Assets	13,471
Liabilities:
Payable for Fund Shares Redeemed	175
Payable for Professional Fees	44
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Investments Purchased	—	@
Other Liabilities	4
Total Liabilities	231
Net Assets	$13,240
Net Assets Consist of:
Paid-in-Capital	$10,561
Accumulated Undistributed Net Investment Income	72
Accumulated Undistributed Net Realized Gain	298
Unrealized Appreciation (Depreciation) on:
Investments	2,310
Foreign Currency Translation	(1)
Net Assets	$13,240

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$7,812
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	593,939
Net Asset Value, Offering and Redemption Price Per Share	$13.15
CLASS A:
Net Assets	$2,032
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	155,195
Net Asset Value, Redemption Price Per Share	$13.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.83
CLASS L:
Net Assets	$1,557
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	119,494
Net Asset Value, Offering and Redemption Price Per Share	$13.03
CLASS C:
Net Assets	$1,826
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	141,944
Net Asset Value, Offering and Redemption Price Per Share	$12.86
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	973
Net Asset Value, Offering and Redemption Price Per Share	$13.15

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$144
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	146
Expenses:
Professional Fees	54
Advisory Fees (Note B)	48
Registration Fees	23
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	8
Custodian Fees (Note F)	13
Shareholder Reporting Fees	6
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	6
Total Expenses	183
Expenses Reimbursed by Adviser (Note B)	(55)
Waiver of Advisory Fees (Note B)	(48)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	79
Net Investment Income	67
Realized Gain (Loss):
Investments Sold	365
Foreign Currency Translation	(5)
Net Realized Gain	360
Change in Unrealized Appreciation (Depreciation):
Investments	269
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	268
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	628
Net Increase in Net Assets Resulting from Operations	$695

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$67	$71
Net Realized Gain	360	676
Net Change in Unrealized Appreciation (Depreciation)	268	1,194
Net Increase in Net Assets Resulting from Operations	695	1,941
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(51)
Net Realized Gain	—	(283)
Class A:
Net Investment Income	—	(15)
Net Realized Gain	—	(114)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(87)
Class C:
Net Investment Income	—	(2)
Net Realized Gain	—	(76)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(630)
Capital Share Transactions:(1)
Class I:
Subscribed	2,524	911
Distributions Reinvested	—	188
Redeemed	(459)	(408)
Class A:
Subscribed	101	623
Distributions Reinvested	—	121
Redeemed	(424)	(939)
Class L:
Distributions Reinvested	—	81
Redeemed	(129)	(941)
Class C:
Subscribed	554	543
Distributions Reinvested	—	77
Redeemed	(252)	(136)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,915	120
Total Increase in Net Assets	2,610	1,431
Net Assets:
Beginning of Period	10,630	9,199
End of Period (Including Accumulated Undistributed Net Investment Income of $72 and $5)	$13,240	$10,630

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	$202	$76
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(36)	(33)
Net Increase in Class I Shares Outstanding	166	58
Class A:
Shares Subscribed	8	50
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(33)	(82)
Net Decrease in Class A Shares Outstanding	(25)	(22)
Class L:
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(10)	(81)
Net Decrease in Class L Shares Outstanding	(10)	(74)
Class C:
Shares Subscribed	45	45
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(20)	(11)
Net Increase in Class C Shares Outstanding	25	40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from August 30, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$12.47		$10.81		$11.43		$11.34		$11.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.09		0.13		0.17		0.15		0.17		(0.00	)(4)
Net Realized and Unrealized Gain	0.59		2.35		0.29		0.46		0.13		1.28
Total from Investment Operations	0.68		2.48		0.46		0.61		0.30		1.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.20)		(0.18)		(0.13)		—
Net Realized Gain	—		(0.69)		(0.88)		(0.34)		(0.11)		—
Total Distributions	—		(0.82)		(1.08)		(0.52)		(0.24)		—
Net Asset Value, End of Period	$13.15		$12.47		$10.81		$11.43		$11.34		$11.28
Total Return(5)	5.45	%(10)	22.86%		4.20%		5.27%		2.66%		12.80	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,812		$5,334		$3,993		$8,531		$14,579		$7,440
Ratio of Expenses to Average Net Assets(12)	0.96	%(6)(7)(11)	1.00	%(6)	0.99	%(6)	0.97	%(6)	1.11	%(6)(8)	1.19	%(6)(11)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	1.45	%(6)(11)	1.10	%(6)	1.46	%(6)	1.26	%(6)	1.49	%(6)	(0.12	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(11)
Portfolio Turnover Rate	38	%(10)	39%		35%		61%		31%		8	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.61	%(11)	3.54%		2.45%		2.21%		2.34%		4.86	%(11)
Net Investment Income (Loss) to Average Net Assets	(0.20	)%(11)	(1.44)%		(0.00	)%(9)	0.02%		0.26%		(3.79	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(8)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to October 1, 2014, the maximum ratio was 1.20% for Class I shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from August 30, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$12.44		$10.79		$11.40		$11.32		$11.27		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.06		0.08		0.11		0.11		0.12		(0.02)
Net Realized and Unrealized Gain	0.60		2.35		0.32		0.45		0.14		1.29
Total from Investment Operations	0.66		2.43		0.43		0.56		0.26		1.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.16)		(0.14)		(0.10)		—
Net Realized Gain	—		(0.69)		(0.88)		(0.34)		(0.11)		—
Total Distributions	—		(0.78)		(1.04)		(0.48)		(0.21)		—
Net Asset Value, End of Period	$13.10		$12.44		$10.79		$11.40		$11.32		$11.27
Total Return(4)	5.31	%(9)	22.45%		3.83%		4.91%		2.34%		12.70	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,032		$2,243		$2,182		$3,246		$4,331		$1,612
Ratio of Expenses to Average Net Assets(11)	1.31	%(5)(6)(10)	1.35	%(5)	1.33	%(5)	1.30	%(5)	1.40	%(5)(7)	1.54	%(5)(10)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.98	%(5)(10)	0.66	%(5)	0.98	%(5)	0.98	%(5)	1.03	%(5)	(0.45	)%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	38	%(9)	39%		35%		61%		31%		8	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.97	%(10)	3.90%		2.85%		2.52%		2.62%		5.00	%(10)
Net Investment Loss to Average Net Assets	(0.68	)%(10)	(1.89)%		(0.54)%		(0.24)%		(0.19)%		(3.91	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(7)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.35% for Class A shares. Prior to October 1, 2014, the maximum ratio was 1.55% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from August 30, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$12.41		$10.76		$11.37		$11.29		$11.25		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.03		0.03		0.06		0.05		0.06		(0.03)
Net Realized and Unrealized Gain	0.59		2.32		0.31		0.45		0.14		1.28
Total from Investment Operations	0.62		2.35		0.37		0.50		0.20		1.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.10)		(0.08)		(0.05)		—
Net Realized Gain	—		(0.69)		(0.88)		(0.34)		(0.11)		—
Total Distributions	—		(0.70)		(0.98)		(0.42)		(0.16)		—
Net Asset Value, End of Period	$13.03		$12.41		$10.76		$11.37		$11.29		$11.25
Total Return(4)	5.00	%(9)	21.80%		3.31%		4.49%		1.74%		12.50	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,557		$1,611		$2,194		$2,848		$2,723		$962
Ratio of Expenses to Average Net Assets(11)	1.82	%(5)(6)(10)	1.85	%(5)	1.81	%(5)	1.81	%(5)	1.93	%(5)(7)	2.04	%(5)(10)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.45	%(5)(10)	0.24	%(5)	0.52	%(5)	0.46	%(5)	0.55	%(5)	(0.80	)%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	38	%(9)	39%		35%		61%		31%		8	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.49	%(10)	4.39%		3.35%		3.06%		3.15%		6.27	%(10)
Net Investment Loss to Average Net Assets	(1.22	)%(10)	(2.30)%		(1.02)%		(0.79)%		(0.67)%		(5.03	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(7)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.85% for Class L shares. Prior to October 1, 2014, the maximum ratio was 2.05% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$12.26		$10.67		$11.30		$11.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.01)		0.02		(0.03)
Net Realized and Unrealized Gain	0.59		2.30		0.32		0.02
Total from Investment Operations	0.60		2.29		0.34		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.09)		(0.12)
Net Realized Gain	—		(0.69)		(0.88)		(0.34)
Total Distributions	—		(0.70)		(0.97)		(0.46)
Net Asset Value, End of Period	$12.86		$12.26		$10.67		$11.30
Total Return(4)	4.89	%(8)	21.46%		3.06%		(0.13	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,826		$1,430		$819		$648
Ratio of Expenses to Average Net Assets(10)	2.06	%(5)(6)(9)	2.10	%(5)	2.10	%(5)	2.10	%(5)(9)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	0.24	%(5)(9)	(0.06	)%(5)	0.17	%(5)	(0.39	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	38	%(8)	39%		35%		61%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.74	%(9)	4.71%		3.83%		3.80	%(9)
Net Investment Loss to Average Net Assets	(1.44	)%(9)	(2.67)%		(1.56)%		(2.09	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Sustain Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$12.47		$10.81		$11.43		$11.34		$11.28		$10.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.09		0.14		0.16		0.16		0.17		(0.00	)(4)
Net Realized and Unrealized Gain	0.59		2.34		0.31		0.45		0.13		1.00
Total from Investment Operations	0.68		2.48		0.47		0.61		0.30		1.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.21)		(0.18)		(0.13)		—
Net Realized Gain	—		(0.69)		(0.88)		(0.34)		(0.11)		—
Total Distributions	—		(0.82)		(1.09)		(0.52)		(0.24)		—
Net Asset Value, End of Period	$13.15		$12.47		$10.81		$11.43		$11.34		$11.28
Total Return(5)	5.45	%(10)	22.91%		4.17%		5.38%		2.67%		9.73	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$12		$11		$11		$11		$11
Ratio of Expenses to Average Net Assets(12)	0.92	%(6)(7)(11)	0.95	%(6)	0.95	%(6)	0.95	%(6)	1.10	%(6)(8)	1.15	%(6)(11)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	1.35	%(6)(11)	1.15	%(6)	1.35	%(6)	1.31	%(6)	1.51	%(6)	(0.10	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	38	%(10)	39%		35%		61%		31%		8	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	16.44	%(11)	19.10%		19.36%		16.35%		19.72%		9.57	%(11)
Net Investment Loss to Average Net Assets	(14.17	)%(11)	(17.00)%		(17.06)%		(14.09)%		(17.11)%		(8.52	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class IS shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class IS shares.

(8)  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to October 1, 2014, the maximum ratio was 1.15% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Sustain Portfolio (name changed on April 30, 2018, formerly Global Quality Portfolio). The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between thetimes at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors;

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

(5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$329	$—	$—	$329
Capital Markets	295	—	—	295
Health Care Equipment & Supplies	1,286	—	—	1,286
Health Care Technology	225	—	—	225
Household Products	1,110	—	—	1,110
Information Technology Services	2,063	—	—	2,063
Insurance	390	—	—	390
Internet & Direct Marketing Retail	428	—	—	428
Internet Software & Services	811	—	—	811
Media	999	—	—	999
Personal Products	1,074	—	—	1,074
Pharmaceuticals	1,408	—	—	1,408
Professional Services	660	—	—	660
Software	1,569	—	—	1,569
Textiles, Apparel & Luxury Goods	432	—	—	432
Total Common Stocks	13,079	—	—	13,079
Short-Term Investment
Investment Company	119	—	—	119
Total Assets	$13,198	$—	$—	$13,198

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $4,317,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

Effective April 30, 2018, the Adviser provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. Effective April 30, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $48,000 of advisory fees were waived and approximately $56,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $6,766,000 and $4,554,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$286	$4,035	$4,202	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$119

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$91	$539	$281	$655

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Distribution in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$(1)	$1	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5	$113

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.0%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three-year period and the period since the end of August 2013, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
2193628 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon

President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Real Estate Portfolio Class I	$1,000.00	$1,003.60	$1,019.59	$5.22	*	$5.26	*	1.05%
Global Real Estate Portfolio Class A	1,000.00	1,000.90	1,017.85	6.95	*	7.00	*	1.40
Global Real Estate Portfolio Class L	1,000.00	998.20	1,015.37	9.41	*	9.49	*	1.90
Global Real Estate Portfolio Class C	1,000.00	997.20	1,014.13	10.65	*	10.74	*	2.15
Global Real Estate Portfolio Class IS	1,000.00	1,003.60	1,019.98	4.82	*	4.86	*	0.97
Global Real Estate Portfolio Class IR^	1,000.00	1,007.20	1,019.98	0.35	**	0.35	**	0.97

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Australia (3.7%)
Dexus REIT	968,517	$6,960
Goodman Group REIT	1,062,508	7,564
GPT Group (The) REIT	1,144,674	4,287
Mirvac Group REIT	2,355,288	3,782
Scentre Group REIT	3,962,898	12,875
Stockland REIT	1,280,875	3,763
Vicinity Centres REIT	2,663,389	5,105
		44,336
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	373,052	1,690
Canada (1.5%)
Boardwalk REIT	26,191	910
Crombie Real Estate Investment Trust REIT	168,414	1,629
Extendicare, Inc.	86,377	476
First Capital Realty, Inc.	332,902	5,232
H&R Real Estate Investment Trust REIT	128,193	1,962
RioCan Real Estate Investment Trust REIT	394,063	7,239
SmartCentres Real Estate Investment Trust REIT	45,744	1,062
		18,510
China (1.0%)
A-Living Services Co., Ltd. H Share (a)(b)(c)	280,000	513
China Overseas Land & Investment Ltd. (b)	1,258,000	4,145
China Resources Land Ltd. (b)	284,000	958
China Vanke Co., Ltd. H Shares (b)	456,100	1,596
Country Garden Holdings Co., Ltd. (b)	987,000	1,736
Country Garden Services Holdings Co. Ltd. (a)(b)	103,333	133
Guangzhou R&F Properties Co., Ltd. H Shares (b)	1,192,400	2,407
Longfor Properties Co., Ltd. (b)	56,500	152
		11,640
Finland (0.4%)
Citycon Oyj	1,052,328	2,278
Kojamo Oyj (a)	241,495	2,581
		4,859
France (4.7%)
Carmila SA REIT	35,910	1,000
Covivio REIT	23,962	2,493
Gecina SA REIT	53,402	8,937
ICADE REIT	40,696	3,816
Klepierre SA REIT	302,849	11,406
Mercialys SA REIT	238,669	4,156
Unibail-Rodamco-Westfield REIT	114,630	25,240
		57,048
Germany (2.3%)
ADO Properties SA	18,190	989
Alstria Office AG REIT	69,700	1,048
Deutsche EuroShop AG	13,821	488
Deutsche Wohnen SE	167,932	8,119
LEG Immobilien AG	30,893	3,358
Vonovia SE	294,902	14,037
		28,039
	Shares	Value (000)
Hong Kong (12.4%)
Champion REIT	5,355,000	$3,556
CK Asset Holdings Ltd.	1,755,500	13,940
Henderson Land Development Co., Ltd.	570,238	3,016
Hongkong Land Holdings Ltd.	3,046,700	21,784
Hysan Development Co., Ltd.	1,734,014	9,681
Link REIT	2,646,275	24,167
New World Development Co., Ltd.	4,874,758	6,860
Sino Land Co., Ltd.	2,352,000	3,825
Sun Hung Kai Properties Ltd.	1,851,867	27,947
Swire Properties Ltd.	4,198,800	15,520
Wharf Holdings Ltd. (The)	2,343,763	7,528
Wharf Real Estate Investment Co., Ltd.	1,620,075	11,533
		149,357
Ireland (0.5%)
Green REIT PLC	2,628,673	4,543
Hibernia REIT PLC	979,944	1,717
		6,260
Italy (0.0%)
Beni Stabili SpA SIIQ REIT	570,526	500
Japan (8.4%)
Activia Properties, Inc. REIT	590	2,707
Advance Residence Investment Corp. REIT	1,273	3,263
Daiwa Office Investment Corp. REIT	126	724
GLP J-REIT (a)	3,757	3,991
Hulic Co., Ltd.	399,400	4,267
Hulic REIT, Inc.	283	439
Invincible Investment Corp. REIT	5,593	2,521
Japan Hotel REIT Investment Corp.	2,380	1,784
Japan Real Estate Investment Corp. REIT	1,161	6,145
Japan Retail Fund Investment Corp. REIT	2,703	4,873
Kenedix Office Investment Corp. REIT	162	1,007
Mitsubishi Estate Co., Ltd.	1,200,900	21,010
Mitsui Fudosan Co., Ltd.	887,900	21,445
Nippon Building Fund, Inc. REIT	1,421	8,201
Nippon Prologis, Inc. REIT (a)	1,282	2,661
Nomura Real Estate Master Fund, Inc. REIT	3,668	5,178
Orix, Inc. J-REIT	615	983
Sumitomo Realty & Development Co., Ltd.	187,000	6,906
United Urban Investment Corp. REIT	2,076	3,223
		101,328
Malta (0.0%)
BGP Holdings PLC (d)(e)	12,867,024	15
Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	138,925	5,899
Norway (0.5%)
Entra ASA	325,551	4,445
Norwegian Property ASA	694,601	921
		5,366

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (1.1%)
APAC Realty Ltd.	2,224,700	$1,355
Ascendas Real Estate Investment Trust REIT	1,055,200	2,045
CapitaLand Commercial Trust REIT	1,818,095	2,215
CapitaLand Mall Trust REIT	1,382,800	2,101
City Developments Ltd.	43,400	348
EC World Real Estate Investment Trust Unit REIT	156,200	82
Keppel REIT	2,100,470	1,696
Mapletree Logistics Trust REIT	411,300	371
Suntec Real Estate Investment Trust REIT	852,700	1,083
UOL Group Ltd.	230,676	1,290
		12,586
Spain (0.9%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	67,346	1,434
Inmobiliaria Colonial Socimi SA REIT	132,774	1,468
Merlin Properties Socimi SA REIT	524,548	7,629
		10,531
Sweden (0.9%)
Atrium Ljungberg AB, Class B	129,929	2,098
Castellum AB	153,050	2,480
Hufvudstaden AB, Class A	347,192	4,973
Kungsleden AB	160,507	1,108
		10,659
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	64,094	5,954
United Kingdom (5.6%)
British Land Co., PLC (The) REIT	1,856,463	16,469
Derwent London PLC REIT	231,379	9,485
Grainger PLC	181,314	737
Great Portland Estates PLC REIT	927,907	8,749
Hammerson PLC REIT	570,750	3,936
Intu Properties PLC REIT	711,469	1,692
Land Securities Group PLC REIT	1,413,875	17,855
LXB Retail Properties PLC (a)	3,172,353	925
Segro PLC REIT	120,730	1,067
Shaftesbury PLC REIT	118,493	1,463
St. Modwen Properties PLC	569,765	3,161
Urban & Civic PLC	358,142	1,631
		67,170
United States (54.6%)
Alexandria Real Estate Equities, Inc. REIT	39,335	4,963
American Campus Communities, Inc. REIT	112,696	4,832
American Homes 4 Rent, Class A REIT	591,662	13,123
Apartment Investment & Management Co., Class A REIT	119,430	5,052
AvalonBay Communities, Inc. REIT	153,428	26,373
Blackstone Mortgage Trust, Inc., Class A REIT	103,820	3,263
Boston Properties, Inc. REIT	329,007	41,264
Brandywine Realty Trust REIT	280,928	4,742
Brixmor Property Group, Inc. REIT	698,164	12,169
Camden Property Trust REIT	136,855	12,472
Chesapeake Lodging Trust REIT	281,628	8,911
Columbia Property Trust, Inc. REIT	215,364	4,891
	Shares	Value (000)
Corporate Office Properties Trust REIT	141,539	$4,103
Cousins Properties, Inc. REIT	361,168	3,500
CubeSmart REIT	340,416	10,968
DCT Industrial Trust, Inc. REIT	244,453	16,312
DDR Corp. REIT	52,765	944
Digital Realty Trust, Inc. REIT	55,460	6,188
Douglas Emmett, Inc. REIT	18,931	761
Duke Realty Corp. REIT	133,720	3,882
Education Realty Trust, Inc. REIT	36,435	1,512
Equity Residential REIT	305,239	19,441
Essex Property Trust, Inc. REIT	41,203	9,850
Exeter Industrial Value Fund, LP REIT (See Note A-4) (a)(d)(e)(f)	1,860,000	136
Extra Space Storage, Inc. REIT	54,585	5,448
Federal Realty Investment Trust REIT	17,932	2,269
Forest City Realty Trust, Inc., Class A REIT	157,822	3,600
Gaming and Leisure Properties, Inc. REIT	126,858	4,542
GGP, Inc. REIT	1,189,583	24,303
HCP, Inc. REIT	640,434	16,536
Healthcare Realty Trust, Inc. REIT	521,220	15,157
Healthcare Trust of America, Inc., Class A REIT	196,989	5,311
Hilton Worldwide Holdings, Inc.	13,387	1,060
Host Hotels & Resorts, Inc. REIT	785,776	16,556
Hudson Pacific Properties, Inc. REIT	99,717	3,533
Invitation Homes, Inc. REIT	204,058	4,706
JBG SMITH Properties REIT	137,979	5,032
Kilroy Realty Corp. REIT	112,676	8,523
Kimco Realty Corp. REIT	308,057	5,234
Ladder Capital Corp. REIT	187,160	2,923
Liberty Property Trust REIT	60,305	2,673
Life Storage, Inc. REIT	35,864	3,490
Macerich Co. (The) REIT	186,591	10,604
Mack-Cali Realty Corp. REIT	538,274	10,916
Mid-America Apartment Communities, Inc. REIT	106,782	10,750
Paramount Group, Inc. REIT	1,135,728	17,490
Pennsylvania Real Estate Investment Trust REIT	208,282	2,289
ProLogis, Inc. REIT	311,667	20,473
Public Storage REIT	86,671	19,662
QTS Realty Trust, Inc., Class A REIT	233,429	9,220
Regency Centers Corp. REIT	331,672	20,590
Rexford Industrial Realty, Inc. REIT	176,385	5,537
RLJ Lodging Trust REIT	229,002	5,050
Simon Property Group, Inc. REIT	476,096	81,027
SL Green Realty Corp. REIT	402,323	40,446
Tier REIT, Inc. REIT	152,473	3,626
UDR, Inc. REIT	134,825	5,061
Ventas, Inc. REIT	115,045	6,552
Vornado Realty Trust REIT	419,988	31,046
Welltower, Inc. REIT	90,325	5,662
		656,549
Total Investments (99.6%) (Cost $954,059) (g)		1,198,296
Other Assets in Excess of Liabilities (0.4%)		5,285
Net Assets (100.0%)		$1,203,581

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  At June 30, 2018, the Fund held fair valued securities valued at approximately $151,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(e)  Security has been deemed illiquid at June 30, 2018.

(f)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At June 30, 2018, this security had an aggregate market value of approximately $136,000, representing less than 0.05% of net assets.

(g)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $256,502,000 and the aggregate gross unrealized depreciation is approximately $12,265,000, resulting in net unrealized appreciation of approximately $244,237,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.5%
Retail	24.0
Office	19.0
Residential	13.0
Other*	9.9
Industrial	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $954,059)	$1,198,296
Foreign Currency, at Value (Cost $1,135)	1,134
Receivable for Investments Sold	55,079
Dividends Receivable	5,088
Receivable for Fund Shares Sold	4,679
Tax Reclaim Receivable	598
Receivable from Affiliate	10
Other Assets	156
Total Assets	1,265,040
Liabilities:
Bank Overdraft	52,638
Payable for Fund Shares Redeemed	4,412
Payable for Advisory Fees	2,817
Payable for Investments Purchased	1,230
Payable for Custodian Fees	87
Payable for Administration Fees	85
Payable for Professional Fees	51
Payable for Sub Transfer Agency Fees — Class I	35
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	4
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	82
Total Liabilities	61,459
Net Assets	$1,203,581
Net Assets Consist Of:
Paid-in-Capital	$921,023
Accumulated Undistributed Net Investment Income	18,571
Accumulated Undistributed Net Realized Gain	19,751
Unrealized Appreciation (Depreciation) on:
Investments	244,237
Foreign Currency Translation	(1)
Net Assets	$1,203,581

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$525,292
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	47,041,398
Net Asset Value, Offering and Redemption Price Per Share	$11.17
CLASS A:
Net Assets	$15,829
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,424,174
Net Asset Value, Redemption Price Per Share	$11.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.73
CLASS L:
Net Assets	$891
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	81,058
Net Asset Value, Offering and Redemption Price Per Share	$10.99
CLASS C:
Net Assets	$499
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	46,153
Net Asset Value, Offering and Redemption Price Per Share	$10.80
CLASS IS:
Net Assets	$661,060
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	59,166,270
Net Asset Value, Offering and Redemption Price Per Share	$11.17
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$11.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,272 of Foreign Taxes Withheld)	$30,027
Dividends from Security of Affiliated Issuer (Note G)	79
Total Investment Income	30,106
Expenses:
Advisory Fees (Note B)	6,049
Administration Fees (Note C)	569
Sub Transfer Agency Fees — Class I	356
Sub Transfer Agency Fees — Class A	8
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	71
Professional Fees	60
Registration Fees	34
Shareholder Reporting Fees	32
Shareholder Services Fees — Class A (Note D)	20
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	2
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	6
Transfer Agency Fees — Class IR (Note E)	— @
Directors' Fees and Expenses	20
Pricing Fees	6
Other Expenses	20
Expenses Before Non Operating Expenses	7,274
Bank Overdraft Expense	3
Total Expenses	7,277
Reimbursement of Class Specific Expenses — Class I (Note B)	(140)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(11)
Net Expenses	7,123
Net Investment Income	22,983
Realized Gain (Loss):
Investments Sold	45,800
Foreign Currency Translation	(149)
Net Realized Gain	45,651
Change in Unrealized Appreciation (Depreciation):
Investments	(67,489)
Foreign Currency Translation	(126)
Net Change in Unrealized Appreciation (Depreciation)	(67,615)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(21,964)
Net Increase in Net Assets Resulting from Operations	$1,019

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$22,983	$34,217
Net Realized Gain	45,651	97,631
Net Change in Unrealized Appreciation (Depreciation)	(67,615)	13,074
Net Increase in Net Assets Resulting from Operations	1,019	144,922
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,871)
Net Realized Gain	—	(23,992)
Class A:
Net Investment Income	—	(157)
Net Realized Gain	—	(883)
Class L:
Net Investment Income	—	(6)
Net Realized Gain	—	(62)
Class C:
Net Investment Income	—	(1)
Net Realized Gain	—	(15)
Class IS:
Net Investment Income	—	(13,965)
Net Realized Gain	—	(46,535)
Total Distributions	—	(92,487)
Capital Share Transactions:(1)
Class I:
Subscribed	56,560	238,648
Distributions Reinvested	—	23,199
Redeemed	(85,293)	(191,961)
Class A:
Subscribed	928	6,572
Distributions Reinvested	—	1,029
Redeemed	(2,753)	(84,462)
Class L:
Exchanged	—	2
Distributions Reinvested	—	67
Redeemed	(445)	(256)
Class C:
Subscribed	196	13
Distributions Reinvested	—	16
Redeemed	(21)	(18)
Class IS:
Subscribed	92,762	162,578
Distributions Reinvested	—	56,577
Redeemed	(481,719)	(463,908)
Class IR:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(419,775)	(251,904)
Total Decrease in Net Assets	(418,756)	(199,469)
Net Assets:
Beginning of Period	1,622,337	1,821,806
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $18,571 and $(4,412), respectively)	$1,203,581	$1,622,337

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,236	21,034
Shares Issued on Distributions Reinvested	—	2,077
Shares Redeemed	(7,890)	(17,249)
Net Increase (Decrease) in Class I Shares Outstanding	(2,654)	5,862
Class A:
Shares Subscribed	86	593
Shares Issued on Distributions Reinvested	—	92
Shares Redeemed	(256)	(7,750)
Net Decrease in Class A Shares Outstanding	(170)	(7,065)
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(41)	(23)
Net Decrease in Class L Shares Outstanding	(41)	(17)
Class C:
Shares Subscribed	18	1
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(2)	(2)
Net Increase in Class C Shares Outstanding	16	1
Class IS:
Shares Subscribed	8,616	14,534
Shares Issued on Distributions Reinvested	—	5,065
Shares Redeemed	(43,716)	(41,989)
Net Decrease in Class IS Shares Outstanding	(35,100)	(22,390)
Class IR:
Shares Subscribed	1 *	—

@@  Amount is less than 500 shares.

*  For the period June 15, 2018 through June 30, 2018.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.13		$10.76		$10.80		$11.10		$9.91		$9.77
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.25		0.21		0.18		0.20		0.18
Net Realized and Unrealized Gain (Loss)	(0.13)		0.80		0.15		(0.28)		1.19		0.16
Total from Investment Operations	0.04		1.05		0.36		(0.10)		1.39		0.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.34)		(0.20)		(0.20)		(0.20)
Net Realized Gain	—		(0.53)		(0.04)		—		—		—
Paid-in-Capital	—		—		(0.02)		—		—		—
Total Distributions	—		(0.68)		(0.40)		(0.20)		(0.20)		(0.20)
Net Asset Value, End of Period	$11.17		$11.13		$10.76		$10.80		$11.10		$9.91
Total Return(3)	0.36	%(6)	9.73%		3.42%		(0.94)%		14.08%		3.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$525,292		$553,319		$471,790		$1,192,624		$1,828,656		$1,793,614
Ratio of Expenses to Average Net Assets(8)	1.05	%(4)(7)	1.05	%(4)	1.04	%(4)	1.05	%(4)	1.05	%(4)	1.02	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%(4)(7)	1.05	%(4)	N/A		1.05	%(4)	N/A		1.02	%(4)
Ratio of Net Investment Income to Average Net Assets(8)	3.20	%(4)(7)	2.20	%(4)	1.88	%(4)	1.65	%(4)	1.85	%(4)	1.77	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	20	%(6)	39%		26%		29%		32%		33%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%(7)	1.07%		1.04%		1.05%		1.05%		N/A
Net Investment Income to Average Net Assets	3.15	%(7)	2.18%		1.88%		1.65%		1.85%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.10		$10.71		$10.74		$11.05		$9.86		$9.72
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.17		0.17		0.16		0.17		0.15
Net Realized and Unrealized Gain (Loss)	(0.14)		0.84		0.16		(0.30)		1.19		0.15
Total from Investment Operations	0.01		1.01		0.33		(0.14)		1.36		0.30
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.30)		(0.17)		(0.17)		(0.16)
Net Realized Gain	—		(0.53)		(0.04)		—		—		—
Paid-in-Capital	—		—		(0.02)		—		—		—
Total Distributions	—		(0.62)		(0.36)		(0.17)		(0.17)		(0.16)
Net Asset Value, End of Period	$11.11		$11.10		$10.71		$10.74		$11.05		$9.86
Total Return(3)	0.09	%(7)	9.44%		3.12%		(1.25)%		13.88%		3.18%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,829		$17,701		$92,730		$135,517		$105,766		$96,046
Ratio of Expenses to Average Net Assets(9)	1.40	%(4)(8)	1.35	%(4)	1.35	%(4)	1.34	%(4)	1.31	%(4)	1.30	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.40	%(4)(8)	1.35	%(4)	N/A		1.34	%(4)	N/A		1.30	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	2.81	%(4)(8)	1.55	%(4)	1.51	%(4)	1.47	%(4)	1.60	%(4)	1.43	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	20	%(7)	39%		26%		29%		32%		33%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.41	%(8)	N/A		1.36%		N/A		N/A		1.32%
Net Investment Income to Average Net Assets	2.80	%(8)	N/A		1.50%		N/A		N/A		1.41%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.01		$10.64		$10.61		$10.91		$9.74		$9.59
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.14		0.12		0.12		0.12		0.10
Net Realized and Unrealized Gain (Loss)	(0.13)		0.81		0.16		(0.31)		1.17		0.16
Total from Investment Operations	(0.02)		0.95		0.28		(0.19)		1.29		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.19)		(0.11)		(0.12)		(0.11)
Net Realized Gain	—		(0.53)		(0.04)		—		—		—
Paid-in-Capital	—		—		(0.02)		—		—		—
Total Distributions	—		(0.58)		(0.25)		(0.11)		(0.12)		(0.11)
Net Asset Value, End of Period	$10.99		$11.01		$10.64		$10.61		$10.91		$9.74
Total Return(3)	(0.18	)%(7)	8.89%		2.65%		(1.71)%		13.27%		2.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$891		$1,344		$1,483		$4,509		$4,755		$5,844
Ratio of Expenses to Average Net Assets(9)	1.90	%(4)(8)	1.90	%(4)	1.82	%(4)	1.78	%(4)	1.79	%(4)	1.77	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.90	%(4)(8)	1.90	%(4)	N/A		1.77	%(4)	N/A		1.77	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	2.13	%(4)(8)	1.32	%(4)	1.07	%(4)	1.12	%(4)	1.08	%(4)	0.98	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	20	%(7)	39%		26%		29%		32%		33%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.01	%(8)	1.93%		1.82%		N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.02	%(8)	1.29%		1.07%		N/A		N/A		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$10.83		$10.49		$10.56		$11.23
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.12		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(0.15)		0.78		0.16		(0.60)
Total from Investment Operations	(0.03)		0.90		0.24		(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.25)		(0.14)
Net Realized Gain	—		(0.53)		(0.04)		—
Paid-in-Capital	—		—		(0.02)		—
Total Distributions	—		(0.56)		(0.31)		(0.14)
Net Asset Value, End of Period	$10.80		$10.83		$10.49		$10.56
Total Return(4)	(0.28	)%(7)	8.54%		2.31%		(4.71	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$499		$327		$305		$191
Ratio of Expenses to Average Net Assets(9)	2.15	%(5)(8)	2.15	%(5)	2.15	%(5)	2.15	%(5)(8)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.15	%(5)(8)	2.15	%(5)	N/A		2.15	% (5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	2.32	%(5)(8)	1.11	%(5)	0.75	%(5)	1.01	% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	% (6)(8)
Portfolio Turnover Rate	20	%(7)	39%		26%		29%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.44	%(8)	2.69%		2.86%		3.25	%(8)
Net Investment Income (Loss) to Average Net Assets	2.03	%(8)	0.57%		0.04%		(0.09	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$11.13		$10.76		$10.81		$11.11		$9.91		$10.01
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.17		0.25		0.22		0.20		0.22		0.08
Net Realized and Unrealized Gain (Loss)	(0.13)		0.81		0.15		(0.29)		1.19		0.02
Total from Investment Operations	0.04		1.06		0.37		(0.09)		1.41		0.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.36)		(0.21)		(0.21)		(0.20)
Net Realized Gain	—		(0.53)		(0.04)		—		—		—
Paid-in-Capital	—		—		(0.02)		—		—		—
Total Distributions	—		(0.69)		0.42		(0.21)		(0.21)		(0.20)
Net Asset Value, End of Period	$11.17		$11.13		$10.76		$10.81		$11.11		$9.91
Total Return(4)	0.36	%(8)	9.80%		3.45%		(0.84)%		14.27%		1.08	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$661,060		$1,049,646		$1,255,498		$1,012,883		$586,511		$206,757
Ratio of Expenses to Average Net Assets(10)	0.97	%(5)(9)	0.97	%(5)	0.96	%(5)	0.97	%(5)	0.96	%(5)	0.96	%(5)(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.97	%(5)(9)	0.97	%(5)	N/A		0.97	%(5)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	3.25	%(5)(9)	2.26	%(5)	2.01	%(5)	1.78	%(5)	2.01	%(5)	2.88	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	20	%(8)	39%		26%		29%		32%		33%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.97%		N/A		0.96%		0.97	%(9)
Net Investment Income to Average Net Assets	N/A		N/A		2.00%		N/A		2.01%		2.87	%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been 0.01% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.01% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$11.09
Income from Investment Operations:
Net Investment Income(2)	0.04
Net Realized and Unrealized Gain	0.04
Total from Investment Operations	0.08
Net Asset Value, End of Period	$11.17
Total Return(3)	0.72	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	0.97	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	8.92	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)
Portfolio Turnover Rate	20	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.72	%(7)
Net Investment Loss to Average Net Assets	(4.83	)%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS, and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

(for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$341,261	$—	$—	$341,261
Health Care	49,694	—	—	49,694
Industrial	66,658	—	136	66,794
Industrial/Office Mixed	1,108	—	—	1,108
Lodging/Resorts	33,361	—	—	33,361
Office	228,339	—	—	228,339
Residential	155,734	—	15	155,749
Retail	287,870	—	—	287,870
Self Storage	34,120	—	—	34,120
Total Common Stocks	1,198,145	—	151	1,198,296
Total Assets	$1,198,145	$—	$151	$1,198,296
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $467,260,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$223
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(72)
Realized gains (losses)	—
Ending Balance	$151
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$(73)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Industrial
Common Stock	$136	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance
Residential
Common Stock	$15	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2018, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.85%	0.80%

Effective July 1, 2018, the Adviser will provide the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.99% for Class IS shares and 0.99% for Class IR shares. Effective July 1, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses will not exceed for 1.00% Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $143,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $289,385,000 and $599,546,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$73,614	$162,857	$236,471	$79
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$—

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$23,486	$69,001	$58,027	$7,165	$2,808

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, REIT adjustments and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$10,292	$(7,738)	$(2,554)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$20,525	$1,899

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 23.7%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
2195170 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	28
Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Growth Portfolio Class I	$1,000.00	$1,194.70	$1,022.02	$3.05	*	$2.81	*	0.56%
Growth Portfolio Class A	1,000.00	1,193.10	1,020.68	4.51	*	4.16	*	0.83
Growth Portfolio Class L	1,000.00	1,190.30	1,018.20	7.22	*	6.66	*	1.33
Growth Portfolio Class C	1,000.00	1,188.80	1,017.06	8.47	*	7.80	*	1.56
Growth Portfolio Class IS	1,000.00	1,195.00	1,022.32	2.72	*	2.51	*	0.50
Growth Portfolio Class IR^	1,000.00	959.70	1,001.60	0.17	**	0.18	**	0.50

*    Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**    Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^    The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (92.4%)
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc. (a)	378,114	$37,240
Bluebird Bio, Inc. (a)	56,061	8,799
Editas Medicine, Inc. (a)	338,615	12,133
Intellia Therapeutics, Inc. (a)	449,168	12,289
Intrexon Corp. (a)(b)	743,125	10,359
		80,820
Construction Materials (2.9%)
Martin Marietta Materials, Inc.	368,613	82,322
Vulcan Materials Co.	650,150	83,909
		166,231
Health Care Equipment & Supplies (5.0%)
DexCom, Inc. (a)	1,522,387	144,596
Intuitive Surgical, Inc. (a)	301,709	144,362
		288,958
Health Care Technology (8.5%)
athenahealth, Inc. (a)	1,227,256	195,305
Veeva Systems, Inc., Class A (a)	3,782,938	290,757
		486,062
Hotels, Restaurants & Leisure (4.2%)
Starbucks Corp.	4,900,649	239,397
Internet & Direct Marketing Retail (11.3%)
Amazon.com, Inc. (a)	304,051	516,826
Booking Holdings, Inc. (a)	63,067	127,842
		644,668
Internet Software & Services (22.5%)
Alibaba Group Holding Ltd. ADR (China) (a)	264,191	49,015
Alphabet, Inc., Class C (a)	242,356	270,384
Dropbox, Inc., Class A (a)	250,652	8,126
Facebook, Inc., Class A (a)	1,410,655	274,119
MercadoLibre, Inc.	269,150	80,457
Spotify Technology SA (a)	508,531	85,555
Tencent Holdings Ltd. (China) (c)	1,330,400	66,778
Twitter, Inc. (a)	8,334,895	363,985
Zillow Group, Inc., Class C (a)	1,534,984	90,656
		1,289,075
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (a)	1,026,732	286,756
Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	116,932	5,710
Road & Rail (4.8%)
Union Pacific Corp.	1,920,246	272,060
Semiconductors & Semiconductor Equipment (0.8%)
NVIDIA Corp.	193,203	45,770
Software (21.6%)
Activision Blizzard, Inc.	3,691,894	281,765
Adobe Systems, Inc. (a)	325,233	79,295
Autodesk, Inc. (a)	633,109	82,994
Intuit, Inc.	410,912	83,951
	Shares	Value (000)
salesforce.com, Inc. (a)	2,126,298	$290,027
ServiceNow, Inc. (a)	1,041,390	179,609
Snap, Inc., Class A (a)(b)	4,150,992	54,337
Workday, Inc., Class A (a)	1,513,131	183,271
		1,235,249
Textiles, Apparel & Luxury Goods (4.3%)
LVMH Moet Hennessy Louis Vuitton SE (France)	746,740	248,707
Total Common Stocks (Cost $3,384,229)		5,289,463
Preferred Stocks (2.5%)
Electronic Equipment, Instruments & Components (0.4%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost — $18,812; acquired 12/22/15)	816,725	22,051
Internet & Direct Marketing Retail (2.1%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $20,638; acquired 4/16/14)	506,928	52,411
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost — $15,000; acquired 8/18/14)	207,900	24,857
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost — $54,173; acquired 12/3/15)	1,110,729	43,518
		120,786
Total Preferred Stocks (Cost $108,623)		142,837
Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	54,196,837	54,197
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $3,103; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $3,165)	$3,103	3,103
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $4,551; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $4,642)	4,551	4,551
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $4,137; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $4,220)	4,137	4,137
		11,791
Total Securities held as Collateral on Loaned Securities (Cost $65,988)		65,988

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $284,357)	284,356,644	$284,357
	Total Short-Term Investments (Cost $350,345)	350,345
	Total Investments Excluding Purchased Options (101.0%) (Cost $3,843,197)	5,782,645
	Total Purchased Options Outstanding (0.1%) (Cost $12,381)	4,261
	Total Investments (101.1%) (Cost $3,855,578) Including $64,683 of Securities Loaned (g)	5,786,906
	Liabilities in Excess of Other Assets (–1.1%)	(63,002)
	Net Assets (100.0%)	$5,723,904

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2018.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $142,837,000 and represents 2.5% of net assets.

(f)  At June 30, 2018, the Fund held fair valued securities valued at approximately $142,837,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(g)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,064,123,000 and the aggregate gross unrealized depreciation is approximately $132,795,000, resulting in net unrealized appreciation of approximately $1,931,328,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	1,006,048,938	1,006,049	$3,573	$4,366	$(793)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	993,890,548	993,891	648	4,115	(3,467)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	735,834,694	735,835	40	3,900	(3,860)
							$4,261	$12,381	$(8,120)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	22.5%
Software	21.6
Other**	18.9
Internet & Direct Marketing Retail	13.4
Health Care Technology	8.5
Health Care Equipment & Supplies	5.1
Life Sciences Tools & Services	5.0
Short-Term Investment	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,517,024)	$5,448,352
Investment in Security of Affiliated Issuer, at Value (Cost $338,554)	338,554
Total Investments in Securities, at Value (Cost $3,855,578)	5,786,906
Foreign Currency, at Value (Cost $150)	150
Cash	126
Receivable for Investments Sold	11,145
Receivable for Fund Shares Sold	8,160
Receivable from Affiliate	329
Receivable from Securities Lending Income	166
Tax Reclaim Receivable	135
Other Assets	429
Total Assets	5,807,546
Liabilities:
Collateral on Securities Loaned, at Value	66,114
Payable for Fund Shares Redeemed	6,256
Payable for Advisory Fees	5,217
Due to Broker	4,160
Payable for Shareholder Services Fees — Class A	487
Payable for Distribution and Shareholder Services Fees — Class L	62
Payable for Distribution and Shareholder Services Fees — Class C	60
Payable for Sub Transfer Agency Fees — Class I	72
Payable for Sub Transfer Agency Fees — Class A	291
Payable for Sub Transfer Agency Fees — Class L	30
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Administration Fees	373
Payable for Directors' Fees and Expenses	128
Payable for Transfer Agency Fees — Class I	20
Payable for Transfer Agency Fees — Class A	81
Payable for Transfer Agency Fees — Class L	7
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class IS	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	38
Payable for Custodian Fees	15
Other Liabilities	226
Total Liabilities	83,642
Net Assets	$5,723,904
Net Assets Consist Of:
Paid-in-Capital	$3,300,210
Accumulated Net Investment Loss	(5,350)
Accumulated Undistributed Net Realized Gain	497,716
Unrealized Appreciation (Depreciation) on:
Investments	1,931,328
Foreign Currency Translation	(—	@)
Net Assets	$5,723,904

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$1,740,141
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	34,968,812
Net Asset Value, Offering and Redemption Price Per Share	$49.76
CLASS A:
Net Assets	$2,354,106
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	49,609,670
Net Asset Value, Redemption Price Per Share	$47.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.63
Maximum Offering Price Per Share	$50.08
CLASS L:
Net Assets	$99,176
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,193,376
Net Asset Value, Offering and Redemption Price Per Share	$45.22
CLASS C:
Net Assets	$75,987
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,692,647
Net Asset Value, Offering and Redemption Price Per Share	$44.89
CLASS IS:
Net Assets	$1,394,668
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	27,862,153
Net Asset Value, Offering and Redemption Price Per Share	$50.06
CLASS IR:
Net Assets	$59,826
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,195,173
Net Asset Value, Offering and Redemption Price Per Share	$50.06
(1) Including: Securities on Loan, at Value:	$64,683

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $374 of Foreign Taxes Withheld)	$10,142
Dividends from Security of Affiliated Issuer (Note G)	1,183
Income from Securities Loaned — Net	446
Total Investment Income	11,771
Expenses:
Advisory Fees (Note B)	10,063
Shareholder Services Fees — Class A (Note D)	2,628
Distribution and Shareholder Services Fees — Class L (Note D)	360
Distribution and Shareholder Services Fees — Class C (Note D)	274
Administration Fees (Note C)	1,960
Sub Transfer Agency Fees — Class I	392
Sub Transfer Agency Fees — Class A	716
Sub Transfer Agency Fees — Class L	28
Sub Transfer Agency Fees — Class C	15
Transfer Agency Fees — Class I (Note E)	33
Transfer Agency Fees — Class A (Note E)	118
Transfer Agency Fees — Class L (Note E)	10
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	2
Transfer Agency Fees — Class IR (Note E)	—	@
Shareholder Reporting Fees	118
Registration Fees	76
Professional Fees	63
Directors' Fees and Expenses	55
Custodian Fees (Note F)	50
Pricing Fees	1
Other Expenses	62
Total Expenses	17,026
Rebate from Morgan Stanley Affiliate (Note G)	(153)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(—	@)
Net Expenses	16,873
Net Investment Loss	(5,102)
Realized Gain (Loss):
Investments Sold	300,922
Foreign Currency Translation	(81)
Net Realized Gain	300,841
Change in Unrealized Appreciation (Depreciation):
Investments	532,586
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	532,586
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	833,427
Net Increase in Net Assets Resulting from Operations	$828,325

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(5,102)	$(13,973)
Net Realized Gain	300,841	894,382
Net Change in Unrealized Appreciation (Depreciation)	532,586	411,029
Net Increase in Net Assets Resulting from Operations	828,325	1,291,438
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(187,298)
Class A:
Net Realized Gain	—	(345,858)
Class L:
Net Realized Gain	—	(17,850)
Class C:
Net Realized Gain	—	(7,005)
Class IS:
Net Realized Gain	—	(199,297)
Total Distributions	—	(757,308)
Capital Share Transactions:(1)
Class I:
Subscribed	676,386	405,570
Distributions Reinvested	—	177,679
Redeemed	(155,835)	(447,722)
Class A:
Subscribed	355,145	178,801
Distributions Reinvested	—	335,396
Redeemed	(187,163)	(300,610)
Class L:
Exchanged	5	223
Distributions Reinvested	—	17,412
Redeemed	(7,714)	(13,660)
Class C:
Subscribed	33,689	20,320
Distributions Reinvested	—	6,339
Redeemed	(3,538)	(6,799)
Class IS:
Subscribed	134,017	153,542
Distributions Reinvested	—	196,890
Redeemed	(87,862)	(248,653)
Class IR:
Subscribed	60,010 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	817,140	474,728
Total Increase in Net Assets	1,645,465	1,008,858
Net Assets:
Beginning of Period	4,078,439	3,069,581
End of Period (Including Accumulated Net Investment Loss of $(5,350) and $(248))	$5,723,904	$4,078,439

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	14,514	9,187
Shares Issued on Distributions Reinvested	—	4,245
Shares Redeemed	(3,348)	(10,284)
Net Increase in Class I Shares Outstanding	11,166	3,148
Class A:
Shares Subscribed	7,857	4,204
Shares Issued on Distributions Reinvested	—	8,385
Shares Redeemed	(4,205)	(7,161)
Net Increase in Class A Shares Outstanding	3,652	5,428
Class L:
Shares Exchanged	— @@	6
Shares Issued on Distributions Reinvested	—	455
Shares Redeemed	(180)	(346)
Net Increase (Decrease) in Class L Shares Outstanding	(180)	115
Class C:
Shares Subscribed	783	491
Shares Issued on Distributions Reinvested	—	167
Shares Redeemed	(84)	(171)
Net Increase in Class C Shares Outstanding	699	487
Class IS:
Shares Subscribed	2,812	3,485
Shares Issued on Distributions Reinvested	—	4,682
Shares Redeemed	(1,965)	(5,924)
Net Increase in Class IS Shares Outstanding	847	2,243
Class IR:
Shares Subscribed	1,195 *	—

*  For the period June 15, 2018 through June 30, 2018.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$41.65		$35.19		$40.44		$38.86		$38.38		$27.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.02)		(0.11)		0.01		(0.07)		(0.03)		0.02
Net Realized and Unrealized Gain (Loss)	8.13		15.39		(0.79)		4.70		2.43		13.02
Total from Investment Operations	8.11		15.28		(0.78)		4.63		2.40		13.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(3)	(0.13)
Net Realized Gain	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.58)
Total Distributions	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.71)
Net Asset Value, End of Period	$49.76		$41.65		$35.19		$40.44		$38.86		$38.38
Total Return(4)	19.47	%(9)	43.83%		(1.91)%		11.91%		6.42%		48.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,740,141		$991,362		$726,787		$876,660		$794,648		$989,649
Ratio of Expenses to Average Net Assets(11)	0.56	%(5)(10)	0.61	%(5)	0.63	%(5)(7)	0.61	%(5)	0.69	%(5)(6)	0.70	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.61	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	(0.08	)%(5)(10)	(0.25	)%(5)	0.02	%(5)	(0.18	)%(5)	(0.08	)%(5)	0.08	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.01%		0.01%
Portfolio Turnover Rate	18	%(9)	55%		39%		34%		44%		31%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.63%		N/A		N/A		0.71%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A		0.02%		N/A		N/A		0.07%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares. Prior to April 7, 2014, the maximum ratio was 0.80% for Class I shares.

(7)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to April 7, 2016, the maximum ratio was 0.70% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$39.77		$33.97		$39.31		$37.98		$37.61		$26.53
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.22)		(0.10)		(0.21)		(0.13)		(0.06)
Net Realized and Unrealized Gain (Loss)	7.76		14.84		(0.77)		4.59		2.42		12.78
Total from Investment Operations	7.68		14.62		(0.87)		4.38		2.29		12.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.06)
Net Realized Gain	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.58)
Total Distributions	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.64)
Net Asset Value, End of Period	$47.45		$39.77		$33.97		$39.31		$37.98		$37.61
Total Return(3)	19.31	%(8)	43.45%		(2.21)%		11.53%		6.25%		48.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,354,106		$1,827,833		$1,376,836		$1,630,538		$1,549,756		$205,286
Ratio of Expenses to Average Net Assets(10)	0.83	%(4)(9)	0.88	%(4)	0.92	%(4)(6)	0.96	%(4)	0.83	%(4)(5)	0.95	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.88	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(10)	(0.35	)%(4)(9)	(0.52	)%(4)	(0.26	)%(4)	(0.52	)%(4)	(0.34	)%(4)	(0.18	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	18	%(8)	55%		39%		34%		44%		31%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.92%		0.96%		N/A		0.96%
Net Investment Loss to Average Net Assets	N/A		N/A		(0.26)%		(0.52)%		N/A		(0.19)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Loss to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares. Prior to April 7, 2014, the maximum ratio was 1.15% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.05% for Class A shares.

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to April 7, 2016, the maximum ratio was 1.05% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$37.99		$32.90		$38.41		$37.40		$37.26		$26.43
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.43)		(0.29)		(0.44)		(0.31)		(0.38)
Net Realized and Unrealized Gain (Loss)	7.41		14.34		(0.75)		4.50		2.38		12.84
Total from Investment Operations	7.23		13.91		(1.04)		4.06		2.07		12.46
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.05)
Net Realized Gain	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.58)
Total Distributions	—		(8.82)		(4.47)		(3.05)		(1.93)		(1.63)
Net Asset Value, End of Period	$45.22		$37.99		$32.90		$38.41		$37.40		$37.26
Total Return(3)	19.03	%(8)	42.69%		(2.72)%		10.85%		5.72%		47.44%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$99,176		$90,177		$74,324		$89,277		$89,854		$528
Ratio of Expenses to Average Net Assets(10)	1.33	%(4)(9)	1.42	%(4)	1.45	%(4)(6)	1.55	%(4)	1.29	%(4)(5)	1.60	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.42	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(10)	(0.85	)%(4)(9)	(1.05	)%(4)	(0.79	)%(4)	(1.11	)%(4)	(0.82	)%(4)	(1.09	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	18	%(8)	55%		39%		34%		44%		31%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.45%		1.57%		N/A		1.72%
Net Investment Loss to Average Net Assets	N/A		N/A		(0.79)%		(1.13)%		N/A		(1.21)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Loss to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class L shares. Prior to April 7, 2014, the maximum ratio was 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to April 7, 2016, the maximum ratio was 1.55% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$37.76		$32.81		$38.40		$40.33
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.23)		(0.51)		(0.38)		(0.35)
Net Realized and Unrealized Gain	7.36		14.28		(0.74)		1.47
Total from Investment Operations	7.13		13.77		(1.12)		1.12
Distributions from and/or in Excess of:
Net Realized Gain	—		(8.82)		(4.47)		(3.05)
Net Asset Value, End of Period	$44.89		$37.76		$32.81		$38.40
Total Return(4)	18.88	%(8)	42.37%		(2.93)%		2.71	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,987		$37,524		$16,613		$13,544
Ratio of Expenses to Average Net Assets(10)	1.56	%(5)(9)	1.63	%(5)	1.70	%(5)(6)	1.62	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.63	%(5)	N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(10)	(1.08	)%(5)(9)	(1.26	)%(5)	(1.04	)%(5)	(1.29	)%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	18	%(8)	55%		39%		34%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.70%		N/A
Net Investment Loss to Average Net Assets	N/A		N/A		(1.04)%		N/A

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Loss to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to April 7, 2016, the maximum ratio was 1.80% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$41.89		$35.32		$40.54		$38.92		$38.40		$34.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		(0.07)		0.05		(0.04)		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	8.18		15.46		(0.80)		4.71		2.50		5.55
Total from Investment Operations	8.17		15.39		(0.75)		4.67		2.45		5.53
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		—
Net Realized Gain	—		(8.82)		(4.47)		(3.05)		(1.92)		(1.58)
Total Distributions	—		(8.82)		(4.47)		(3.05)		(1.93)		(1.58)
Net Asset Value, End of Period	$50.06		$41.89		$35.32		$40.54		$38.92		$38.40
Total Return(4)	19.50	%(9)	43.98%		(1.83)%		11.97%		6.60%		16.20	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,394,668		$1,131,543		$875,021		$1,019,889		$964,465		$11
Ratio of Expenses to Average Net Assets(11)	0.50	%(5)(10)	0.53	%(5)	0.54	%(5)(7)	0.54	%(5)	0.54	%(5)(6)	0.60	%(5)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.53	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	(0.02	)%(5)(10)	(0.16	)%(5)	0.12	%(5)	(0.10	)%(5)	(0.12	)%(5)	(0.16	)%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.01%		0.01	%(10)
Portfolio Turnover Rate	18	%(9)	55%		39%		34%		44%		31%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.54%		N/A		0.55%		5.60	%(10)
Net Investment Income (Loss) to Average Net Assets	N/A		N/A		0.12%		N/A		(0.13)%		(5.16	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.67% for Class IS shares. Prior to April 7, 2014, the maximum ratio was 0.73% for Class IS shares.

(7)  Effective April 7, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares. Prior to April 7, 2016, the maximum ratio was 0.67% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Growth Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$52.16
Loss from Investment Operations:
Net Investment Income Loss(2)	(0.01)
Net Realized and Unrealized Loss	(2.09)
Total from Investment Operations	(2.10)
Net Asset Value, End of Period	$50.06
Total Return(3)	(4.03	)%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,826
Ratio of Expenses to Average Net Assets(7)	0.50	%(4)(6)
Ratio of Net Investment Loss to Average Net Assets(7)	(0.36	)%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(6)
Portfolio Turnover Rate	18	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.51	%(6)
Net Investment Loss to Average Net Assets	(0.37	)%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$80,820	$—	$—	$80,820
Construction Materials	166,231	—	—	166,231
Health Care Equipment & Supplies	288,958	—	—	288,958
Health Care Technology	486,062	—	—	486,062
Hotels, Restaurants & Leisure	239,397	—	—	239,397
Internet & Direct Marketing Retail	644,668	—	—	644,668
Internet Software & Services	1,289,075	—	—	1,289,075
Life Sciences Tools & Services	286,756	—	—	286,756
Pharmaceuticals	5,710	—	—	5,710
Road & Rail	272,060	—	—	272,060
Semiconductors & Semiconductor Equipment	45,770	—	—	45,770
Software	1,235,249	—	—	1,235,249
Textiles, Apparel & Luxury Goods	248,707	—	—	248,707
Total Common Stocks	5,289,463	—	—	5,289,463
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	22,051	22,051
Internet & Direct Marketing Retail	—	—	120,786	120,786
Total Preferred Stocks	—	—	142,837	142,837
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Call Options Purchased	$—	$4,261	$—	$4,261
Short-Term Investments
Investment Company	338,554	—	—	338,554
Repurchase Agreements	—	11,791	—	11,791
Total Short-Term Investments	338,554	11,791	—	350,345
Total Assets	$5,628,017	$16,052	$142,837	$5,786,906

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $315,484,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$136,474
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(7,182)
Change in unrealized appreciation (depreciation)	13,545
Realized gains (losses)	—
Ending Balance	$142,837
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$9,732

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Electronic Equipment, Instuments & Components
Preferred Stock	$22,051	Market Transaction Method	Precedent Transaction	$27.00		$27.00		$27.00		Increase
Internet & Direct Marketing Retail
Preferred Stocks	$52,411	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	10.3	x	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$24,857	Market Transaction Method	Pending Transaction	$119.56		$119.56		$119.56		Increase
	$43,518	Market Transaction Method	Pending Transaction	$40.00		$40.00		$40.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5	x	7.5	x	4.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4,261	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,325	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$4,261	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$4,261	(a)	$—	$(4,160)	$101

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,735,774,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$64,683	(d)	$—	$(64,683	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $66,114,000, of which approximately $65,988,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $126,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,167,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$66,114	$—	$—	$—	$66,114
Total Borrowings	$66,114	$—	$—	$—	$66,114
Gross amount of recognized liabilities for securities lending transactions					$66,114

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.40% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares,

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

0.73% for Class IS shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $1,444,311,000 and $869,681,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $153,000 relating to the Fund's investment in the Liquidity Funds.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$120,418	$1,165,262	$947,126	$1,183
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$338,554

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$95,691	$661,617	$—	$391,044

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$15,685	$(16,251)	$566

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$21,259	$182,778

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.1%.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
2193634 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Insight Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Insight Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Insight Portfolio Class I	$1,000.00	$1,021.20	$1,019.74	$5.11	$5.11	1.02%
Insight Portfolio Class A	1,000.00	1,019.50	1,018.00	6.86	6.85	1.37
Insight Portfolio Class L	1,000.00	1,016.90	1,015.52	9.35	9.35	1.87
Insight Portfolio Class C	1,000.00	1,015.70	1,014.28	10.60	10.59	2.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Insight Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Aerospace & Defense (4.8%)
United Technologies Corp.	40,626	$5,079
Auto Components (4.4%)
Autoliv, Inc.	32,520	4,657
Automobiles (4.5%)
Harley-Davidson, Inc.	113,351	4,770
Banks (4.0%)
First Hawaiian, Inc.	72,316	2,098
Signature Bank (a)	16,716	2,138
		4,236
Chemicals (5.5%)
Mosaic Co. (The)	113,974	3,197
Nutrien Ltd. (Canada)	49,108	2,671
		5,868
Commercial Services & Supplies (2.0%)
Ritchie Bros Auctioneers, Inc. (Canada)	61,490	2,098
Diversified Financial Services (7.1%)
Berkshire Hathaway, Inc., Class B (a)	23,666	4,417
Jefferies Financial Group, Inc.	138,671	3,154
		7,571
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	69,908	2,245
Energy Equipment & Services (1.5%)
Dril-Quip, Inc. (a)	30,537	1,570
Health Care Equipment & Supplies (4.1%)
Intuitive Surgical, Inc. (a)	9,155	4,380
Health Care Providers & Services (2.1%)
DaVita, Inc. (a)	32,145	2,232
Hotels, Restaurants & Leisure (4.1%)
Habit Restaurants, Inc. (The) (a)	6,360	64
Potbelly Corp. (a)	120,555	1,561
Starbucks Corp.	55,128	2,693
		4,318
Internet & Direct Marketing Retail (9.3%)
Amazon.com, Inc. (a)	5,783	9,830
Internet Software & Services (13.4%)
Alphabet, Inc., Class C (a)	4,275	4,769
Facebook, Inc., Class A (a)	24,493	4,760
Twitter, Inc. (a)	107,577	4,698
		14,227
Leisure Products (0.7%)
Vista Outdoor, Inc. (a)	48,135	746
Machinery (4.6%)
Welbilt, Inc. (a)	219,394	4,895
Multi-Line Retail (3.9%)
Dillard's, Inc., Class A (b)	44,194	4,176
	Shares	Value (000)
Pharmaceuticals (2.6%)
Novo Nordisk A/S Series B (Denmark)	58,024	$2,692
Road & Rail (5.1%)
Union Pacific Corp.	38,340	5,432
Specialty Retail (8.7%)
CarMax, Inc. (a)	62,684	4,568
L Brands, Inc.	53,010	1,955
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,711	2,734
		9,257
Trading Companies & Distributors (2.0%)
Fastenal Co.	42,876	2,064
Total Common Stocks (Cost $94,793)		102,343
Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	3,577,537	3,578
	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $205; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $209)	$205	205
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $300; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $306)	300	300
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $273; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $279)	273	273
		778
Total Securities held as Collateral on Loaned Securities (Cost $4,356)		4,356

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Insight Portfolio

	Shares	Value (000)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,264)	3,263,940	$3,264
Total Short-Term Investments (Cost $7,620)		7,620
Total Investments (103.7%) (Cost $102,413) Including $4,176 of Securities Loaned (c)		109,963
Liabilities in Excess of Other Assets (–3.7%)		(3,888)
Net Assets (100.0%)		$106,075

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,174,000 and the aggregate gross unrealized depreciation is approximately $1,624,000, resulting in net unrealized appreciation of approximately $7,550,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.6%
Internet Software & Services	13.5
Internet & Direct Marketing Retail	9.3
Specialty Retail	8.8
Diversified Financial Services	7.2
Chemicals	5.5
Road & Rail	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $95,571)	$103,121
Investment in Security of Affiliated Issuer, at Value (Cost $6,842)	6,842
Total Investments in Securities, at Value (Cost $102,413)	109,963
Foreign Currency, at Value (Cost —@)	—	@
Cash	8
Receivable for Investments Sold	3,150
Receivable for Fund Shares Sold	85
Dividends Receivable	22
Tax Reclaim Receivable	19
Receivable from Affiliate	13
Receivable from Securities Lending Income	6
Other Assets	70
Total Assets	113,336
Liabilities:
Collateral on Securities Loaned, at Value	4,364
Payable for Investments Purchased	2,646
Payable for Advisory Fees	147
Payable for Professional Fees	35
Payable for Fund Shares Redeemed	30
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	9
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	7
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Other Liabilities	4
Total Liabilities	7,261
Net Assets	$106,075
Net Assets Consist Of:
Paid-in-Capital	$94,492
Accumulated Undistributed Net Investment Income	188
Accumulated Undistributed Net Realized Gain	3,845
Unrealized Appreciation (Depreciation) on:
Investments	7,550
Foreign Currency Translation	(—	@)
Net Assets	$106,075

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$77,949
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,616,279
Net Asset Value, Offering and Redemption Price Per Share	$16.89
CLASS A:
Net Assets	$16,940
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,010,345
Net Asset Value, Redemption Price Per Share	$16.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.93
Maximum Offering Price Per Share	$17.70
CLASS L:
Net Assets	$124
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,593
Net Asset Value, Offering and Redemption Price Per Share	$16.27
CLASS C:
Net Assets	$11,062
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	685,501
Net Asset Value, Offering and Redemption Price Per Share	$16.14
(1) Including: Securities on Loan, at Value:	$4,176

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $25 of Foreign Taxes Withheld)	$651
Dividends from Security of Affiliated Issuer (Note G)	127
Income from Securities Loaned — Net	24
Total Investment Income	802
Expenses:
Advisory Fees (Note B)	426
Shareholder Services Fees — Class A (Note D)	23
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	53
Sub Transfer Agency Fees — Class I	45
Sub Transfer Agency Fees — Class A	14
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Professional Fees	52
Administration Fees (Note C)	43
Registration Fees	31
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Custodian Fees (Note F)	8
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	5
Total Expenses	728
Reimbursement of Class Specific Expenses — Class I (Note B)	(49)
Reimbursement of Class Specific Expenses — Class A (Note B)	(7)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Waiver of Advisory Fees (Note B)	(22)
Rebate from Morgan Stanley Affiliate (Note G)	(18)
Net Expenses	631
Net Investment Income	171
Realized Gain:
Investments Sold	1,994
Foreign Currency Translation	13
Net Realized Gain	2,007
Change in Unrealized Appreciation (Depreciation):
Investments	(488)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(489)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,518
Net Increase in Net Assets Resulting from Operations	$1,689

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$171	$113
Net Realized Gain	2,007	4,589
Net Change in Unrealized Appreciation (Depreciation)	(489)	6,276
Net Increase in Net Assets Resulting from Operations	1,689	10,978
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(105)
Net Realized Gain	—	(2,095)
Class A:
Net Realized Gain	—	(513)
Class L:
Net Realized Gain	—	(5)
Class C:
Net Realized Gain	—	(278)
Total Distributions	—	(2,996)
Capital Share Transactions:(1)
Class I:
Subscribed	17,293	67,786
Distributions Reinvested	—	2,200
Redeemed	(18,702)	(10,822)
Class A:
Subscribed	3,974	19,882
Distributions Reinvested	—	512
Redeemed	(5,846)	(11,068)
Class L:
Exchanged	—	6
Distributions Reinvested	—	4
Redeemed	(28)	(31)
Class C:
Subscribed	3,403	6,845
Distributions Reinvested	—	278
Redeemed	(2,257)	(1,459)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,163)	74,133
Total Increase (Decrease) in Net Assets	(474)	82,115
Net Assets:
Beginning of Period	106,549	24,434
End of Period (Including Accumulated Undistributed Net Investment Income of $188 and $17)	$106,075	$106,549

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Insight Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,033	4,352
Shares Issued on Distributions Reinvested	—	135
Shares Redeemed	(1,137)	(707)
Net Increase (Decrease) in Class I Shares Outstanding	(104)	3,780
Class A:
Shares Subscribed	241	1,298
Shares Issued on Distributions Reinvested	—	32
Shares Redeemed	(359)	(714)
Net Increase (Decrease) in Class A Shares Outstanding	(118)	616
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(2)	(1)
Net Decrease in Class L Shares Outstanding	(2)	(1)
Class C:
Shares Subscribed	214	456
Shares Issued on Distributions Reinvested	—	18
Shares Redeemed	(143)	(98)
Net Increase in Class C Shares Outstanding	71	376

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Insight Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.54		$14.44		$11.21		$13.65		$15.40		$11.86
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.06		0.03		0.10		0.06		0.18
Net Realized and Unrealized Gain (Loss)	0.31		2.56		3.46		(0.82)		0.87		4.52
Total from Investment Operations	0.35		2.62		3.49		(0.72)		0.93		4.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.01)		(0.10)		(0.04)		(0.16)
Net Realized Gain	—		(0.50)		(0.25)		(1.62)		(2.64)		(1.00)
Total Distributions	—		(0.52)		(0.26)		(1.72)		(2.68)		(1.16)
Net Asset Value, End of Period	$16.89		$16.54		$14.44		$11.21		$13.65		$15.40
Total Return(3)	2.12	%(5)	18.28%		31.14%		(5.58)%		6.66%		40.20%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,949		$78,077		$13,578		$1,981		$1,968		$1,859
Ratio of Expenses to Average Net Assets(7)	1.02	%(4)(6)	1.02	%(4)	1.03	%(4)	1.04	%(4)	1.04	%(4)	1.04	%(4)
Ratio of Net Investment Income to Average Net Assets(7)	0.49	%(4)(6)	0.40	%(4)	0.25	%(4)	0.78	%(4)	0.44	%(4)	1.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(6)	0.03%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(5)	101%		42%		55%		82%		51%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.22	%(6)	1.41%		2.93%		7.50%		7.69%		10.83%
Net Investment Income (Loss) to Average Net Assets	0.29	%(6)	0.01%		(1.65)%		(5.68)%		(6.21)%		(8.54)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Insight Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.45		$14.40		$11.21		$13.66		$15.43		$11.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.01		(0.02)		0.05		0.01		0.07
Net Realized and Unrealized Gain (Loss)	0.31		2.54		3.46		(0.82)		0.87		4.58
Total from Investment Operations	0.32		2.55		3.44		(0.77)		0.88		4.65
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(3)	(0.06)		(0.01)		(0.08)
Net Realized Gain	—		(0.50)		(0.25)		(1.62)		(2.64)		(1.00)
Total Distributions	—		(0.50)		(0.25)		(1.68)		(2.65)		(1.08)
Net Asset Value, End of Period	$16.77		$16.45		$14.40		$11.21		$13.66		$15.43
Total Return(4)	1.95	%(7)	17.82%		30.74%		(5.97)%		6.41%		39.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,940		$18,557		$7,365		$399		$230		$209
Ratio of Expenses to Average Net Assets(9)	1.37	%(5)(8)	1.37	%(5)	1.38	%(5)	1.39	%(5)	1.39	%(5)	1.30	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	0.14	%(5)(8)	0.07	%(5)	(0.15	)%(5)	0.42	%(5)	0.09	%(5)	0.50	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.03%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	101%		42%		55%		82%		51%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.52	%(8)	1.70%		3.28%		8.32%		8.91%		13.79%
Net Investment Loss to Average Net Assets	(0.01	)%(8)	(0.26)%		(2.05)%		(6.51)%		(7.43)%		(11.99)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Insight Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.00		$14.09		$11.02		$13.50		$15.35		$11.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.07)		(0.06)		(0.01)		(0.06)		0.08
Net Realized and Unrealized Gain (Loss)	0.30		2.48		3.38		(0.82)		0.86		4.49
Total from Investment Operations	0.27		2.41		3.32		(0.83)		0.80		4.57
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(3)	(0.03)		(0.01)		(0.07)
Net Realized Gain	—		(0.50)		(0.25)		(1.62)		(2.64)		(1.00)
Total Distributions	—		(0.50)		(0.25)		(1.65)		(2.65)		(1.07)
Net Asset Value, End of Period	$16.27		$16.00		$14.09		$11.02		$13.50		$15.35
Total Return(4)	1.69	%(7)	17.21%		30.18%		(6.49)%		5.83%		39.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$124		$149		$150		$90		$47		$115
Ratio of Expenses to Average Net Assets(9)	1.87	%(5)(8)	1.87	%(5)	1.88	%(5)	1.89	%(5)	1.89	%(5)	1.84	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.37	)%(5)(8)	(0.45	)%(5)	(0.52	)%(5)	(0.09	)%(5)	(0.41	)%(5)	0.54	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.03%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	101%		42%		55%		82%		51%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.27	%(8)	3.45%		5.57%		10.04%		10.64%		12.31%
Net Investment Loss to Average Net Assets	(1.77	)%(8)	(2.03)%		(4.21)%		(8.24)%		(9.16)%		(9.93)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Insight Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$15.89		$14.03		$11.00		$13.47
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.11)		(0.12)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.30		2.47		3.40		(0.74)
Total from Investment Operations	0.25		2.36		3.28		(0.82)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(4)	(0.03)
Net Realized Gain	—		(0.50)		(0.25)		(1.62)
Total Distributions	—		(0.50)		(0.25)		(1.65)
Net Asset Value, End of Period	$16.14		$15.89		$14.03		$11.00
Total Return(5)	1.57	%(7)	16.93%		29.87%		(6.42	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,062		$9,766		$3,341		$58
Ratio of Expenses to Average Net Assets(9)	2.12	%(6)(8)	2.12	%(6)	2.13	%(6)	2.14	%(6)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.62	)%(6)(8)	(0.71	)%(6)	(0.91	)%(6)	(0.91	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.03%		0.02%		0.01	%(8)
Portfolio Turnover Rate	33	%(7)	101%		42%		55%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.19	%(8)	2.46%		4.23%		12.97	%(8)
Net Investment Loss to Average Net Assets	(0.69	)%(8)	(1.05)%		(3.01)%		(11.74	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$5,079	$—	$—	$5,079
Auto Components	4,657	—	—	4,657
Automobiles	4,770	—	—	4,770
Banks	4,236	—	—	4,236
Chemicals	5,868	—	—	5,868
Commercial Services & Supplies	2,098	—	—	2,098
Diversified Financial Services	7,571	—	—	7,571
Diversified Telecommunication Services	2,245	—	—	2,245
Energy Equipment & Services	1,570	—	—	1,570
Health Care Equipment & Supplies	4,380	—	—	4,380
Health Care Providers & Services	2,232	—	—	2,232
Hotels, Restaurants & Leisure	4,318	—	—	4,318
Internet & Direct Marketing Retail	9,830	—	—	9,830
Internet Software & Services	14,227	—	—	14,227
Leisure Products	746	—	—	746
Machinery	4,895	—	—	4,895
Multi-Line Retail	4,176	—	—	4,176
Pharmaceuticals	2,692	—	—	2,692
Road & Rail	5,432	—	—	5,432
Specialty Retail	9,257	—	—	9,257
Trading Companies & Distributors	2,064	—	—	2,064
Total Common Stocks	102,343	—	—	102,343
Short-Term Investments
Investment Company	6,842	—	—	6,842
Repurchase Agreements	—	778	—	778
Total Short-Term Investments	6,842	778	—	7,620
Total Assets	$109,185	$778	$—	$109,963

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $2,692,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,176	(a)	$—	$(4,176	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $4,364,000, of which approximately $4,356,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $8,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,364	$—	$—	$—	$4,364
Total Borrowings	$4,364	$—	$—	$—	$4,364
Gross amount of recognized liabilities for securities lending transactions					$4,364

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 2.15% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $22,000 of advisory fees were waived and approximately $57,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $45,140,000 and $28,966,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $18,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$22,304	$24,795	$40,257	$127
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$6,842

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,120	$876	$257	$124

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$9	$(9)	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,194	$774

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.2%.

K. Fund Merger: On June 15, 2018, the Directors of the Company, on behalf of the Fund, approved an Agreement and Plan of Reorganization by and between the Company, on behalf of the Fund, and the Company, on behalf of its series Advantage Portfolio ("MSIF Advantage"), pursuant to which substantially all of the assets and liabilities of the Fund would be transferred to MSIF Advantage and stockholders of the Fund would become stockholders of MSIF Advantage, receiving shares of common stock of MSIF Advantage ("Shares")

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

equal to the value of their holdings in the Fund (the "Reorganization"). Class I stockholders of the Fund would receive Class I Shares of MSIF Advantage, Class A stockholders of the Fund would receive Class A Shares of MSIF Advantage, Class L stockholders of the Fund would receive Class L Shares of MSIF Advantage and Class C stockholders of the Fund would receive Class C Shares of MSIF Advantage. The Reorganization is subject to the approval of stockholders of the Fund at a special meeting of stockholders scheduled to be held during the fourth quarter of 2018.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods, but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIINSGTSAN
2193637 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Advantage Portfolio Class I	$1,000.00	$1,087.60	$1,019.89	$5.12	*	$4.96	*	0.99%
International Advantage Portfolio Class A	1,000.00	1,086.00	1,018.35	6.72	*	6.51	*	1.30
International Advantage Portfolio Class L	1,000.00	1,083.40	1,015.67	9.50	*	9.20	*	1.84
International Advantage Portfolio Class C	1,000.00	1,081.60	1,014.68	10.53	*	10.19	*	2.04
International Advantage Portfolio Class IS^	1,000.00	972.00	1,001.45	0.33	**	0.34	**	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IS Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (91.5%)
Australia (6.1%)
Brookfield Infrastructure Partners LP	332,432	$12,765
CSL Ltd.	111,639	15,914
		28,679
Belgium (2.3%)
Anheuser-Busch InBev SA N.V.	104,657	10,572
Canada (2.0%)
Brookfield Asset Management, Inc., Class A	230,592	9,348
China (11.9%)
Alibaba Group Holding Ltd. ADR (a)	75,396	13,988
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,117,598	12,422
Oppein Home Group, Inc., Class A (a)	81,575	1,570
TAL Education Group ADR (a)	349,643	12,867
Tencent Holdings Ltd. (b)	302,700	15,194
		56,041
Denmark (7.9%)
Chr Hansen Holding A/S	135,060	12,477
DSV A/S	301,344	24,354
		36,831
France (10.3%)
Danone SA	138,152	10,143
Hermes International	42,491	25,992
Pernod Ricard SA	74,480	12,168
		48,303
Hong Kong (1.6%)
AIA Group Ltd.	870,700	7,613
India (1.6%)
HDFC Bank Ltd.	248,252	7,754
Italy (7.2%)
Moncler SpA	741,998	33,794
Japan (8.5%)
Calbee, Inc.	461,700	17,369
Keyence Corp.	33,000	18,647
Nihon M&A Center, Inc.	130,400	3,786
		39,802
Sweden (1.7%)
Vitrolife AB	536,319	7,861
Switzerland (6.7%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	290	22,080
Kuehne & Nagel International AG (Registered)	61,876	9,322
		31,402
United Kingdom (15.6%)
Diageo PLC	320,994	11,531
Fevertree Drinks PLC	285,429	12,770
Reckitt Benckiser Group PLC	315,176	25,952
Rightmove PLC	328,187	22,999
		73,252
	Shares	Value (000)
United States (8.1%)
Booking Holdings, Inc. (a)	9,831	$19,928
EPAM Systems, Inc. (a)	145,445	18,083
		38,011
Total Common Stocks (Cost $372,239)		429,263
Short-Term Investment (7.4%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $34,546)	34,546,103	34,546
Total Investments Excluding Purchased Options (98.9%) (Cost $406,785)		463,809
Total Purchased Options Outstanding (0.1%) (Cost $783)		314
Total Investments (99.0%) (Cost $407,568) (c)		464,123
Other Assets in Excess of Liabilities (1.0%)		4,826
Net Assets (100.0%)		$468,949

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $62,240,000 and the aggregate gross unrealized depreciation is approximately $5,685,000 resulting in net unrealized appreciation of approximately $56,555,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	75,828,194	75,828	$270	$329	$(59)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	64,496,916	64,497	42	267	(225)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	35,176,613	35,177	2	187	(185)
							$314	$783	$(469)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.9%
Food Products	13.4
Textiles, Apparel & Luxury Goods	12.9
Internet Software & Services	11.3
Beverages	10.1
Short-Term Investment	7.4
Household Products	5.6
Road & Rail	5.3
Biotechnology	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $373,022)	$429,577
Investment in Security of Affiliated Issuer, at Value (Cost $34,546)	34,546
Total Investments in Securities, at Value (Cost $407,568)	464,123
Foreign Currency, at Value (Cost $4,129)	4,129
Cash	146
Receivable for Investments Sold	6,453
Receivable for Fund Shares Sold	1,807
Tax Reclaim Receivable	168
Dividends Receivable	92
Receivable from Affiliate	51
Other Assets	116
Total Assets	477,085
Liabilities:
Payable for Investments Purchased	5,914
Payable for Fund Shares Redeemed	1,000
Payable for Advisory Fees	776
Due to Broker	300
Payable for Shareholder Services Fees — Class A	39
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	8
Payable for Professional Fees	43
Payable for Administration Fees	30
Payable for Sub Transfer Agency Fees — Class A	10
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Other Liabilities	2
Total Liabilities	8,136
Net Assets	$468,949
Net Assets Consist Of:
Paid-in-Capital	$402,547
Accumulated Undistributed Net Investment Income	1,057
Accumulated Undistributed Net Realized Gain	8,799
Unrealized Appreciation (Depreciation) on:
Investments	56,555
Foreign Currency Translation	(9)
Net Assets	$468,949

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$263,948
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,371,106
Net Asset Value, Offering and Redemption Price Per Share	$18.37
CLASS A:
Net Assets	$194,200
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,673,498
Net Asset Value, Redemption Price Per Share	$18.19
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.01
Maximum Offering Price Per Share	$19.20
CLASS L:
Net Assets	$211
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,830
Net Asset Value, Offering and Redemption Price Per Share	$17.80
CLASS C:
Net Assets	$10,580
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	600,031
Net Asset Value, Offering and Redemption Price Per Share	$17.63
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	529
Net Asset Value, Offering and Redemption Price Per Share	$18.37

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $310 of Foreign Taxes Withheld)	$2,320
Non-Cash Dividends from Securities of Unaffiliated Issuers	676
Dividends from Security of Affiliated Issuer (Note G)	195
Income from Securities Loaned — Net	3
Total Investment Income	3,194
Expenses:
Advisory Fees (Note B)	1,497
Shareholder Services Fees — Class A (Note D)	193
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	43
Sub Transfer Agency Fees — Class I	93
Sub Transfer Agency Fees — Class A	70
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	150
Professional Fees	57
Registration Fees	38
Custodian Fees (Note F)	35
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	— @
Shareholder Reporting Fees	12
Directors' Fees and Expenses	5
Pricing Fees	1
Other Expenses	16
Total Expenses	2,231
Reimbursement of Class Specific Expenses — Class I (Note B)	(71)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(26)
Waiver of Advisory Fees (Note B)	(— @)
Net Expenses	2,133
Net Investment Income	1,061
Realized Gain (Loss):
Investments Sold	8,683
Foreign Currency Translation	(36)
Net Realized Gain	8,647
Change in Unrealized Appreciation (Depreciation):
Investments	18,834
Foreign Currency Translation	(12)
Net Change in Unrealized Appreciation (Depreciation)	18,822
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	27,469
Net Increase in Net Assets Resulting from Operations	$28,530

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,061	$(273)
Net Realized Gain	8,647	6,311
Net Change in Unrealized Appreciation (Depreciation)	18,822	37,214
Net Increase in Net Assets Resulting from Operations	28,530	43,252
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(3,225)
Class A:
Net Investment Income	—	(— @)
Net Realized Gain	—	(2,609)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(3)
Class C:
Net Investment Income	—	— @
Net Realized Gain	—	(134)
Total Distributions	—	(5,971)
Capital Share Transactions:(1)
Class I:
Subscribed	112,513	152,464
Distributions Reinvested	—	3,224
Redeemed	(30,919)	(44,827)
Class A:
Subscribed	99,217	129,943
Distributions Reinvested	—	2,609
Redeemed	(60,884)	(10,165)
Class L:
Exchanged	72	27
Distributions Reinvested	—	2
Redeemed	(10)	(— @)
Class C:
Subscribed	3,555	5,022
Distributions Reinvested	—	134
Redeemed	(344)	(270)
Class IS:
Subscribed	10 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	123,210	238,163
Redemption Fees	13	7
Total Increase in Net Assets	151,753	275,451
Net Assets:
Beginning of Period	317,196	41,745
End of Period (Including Accumulated Undistributed Net Investment Income and Accumulated Net Investment Loss of $1,057 and $(4), respectively)	$468,949	$317,196

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,286	10,012
Shares Issued on Distributions Reinvested	—	194
Shares Redeemed	(1,756)	(2,865)
Net Increase in Class I Shares Outstanding	4,530	7,341
Class A:
Shares Subscribed	5,589	8,199
Shares Issued on Distributions Reinvested	—	158
Shares Redeemed	(3,517)	(668)
Net Increase in Class A Shares Outstanding	2,072	7,689
Class L:
Shares Exchanged	5	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(— @@)
Net Increase in Class L Shares Outstanding	4	2
Class C:
Shares Subscribed	205	334
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(20)	(19)
Net Increase in Class C Shares Outstanding	185	323
Class IS:
Shares Subscribed	1 *	—

*  For the period June 15, 2018 through June 30, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.89		$11.91		$11.80		$12.36		$12.36		$11.60
Income from Investment Operations:
Net Investment Income(2)	0.07		0.00	(3)	0.02		0.10		0.13		0.13
Net Realized and Unrealized Gain	1.41		5.32		0.29		1.18		0.20		1.32
Total from Investment Operations	1.48		5.32		0.31		1.28		0.33		1.45
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.10)		(0.07)		(0.12)
Net Realized Gain	—		(0.34)		(0.20)		(1.74)		(0.26)		(0.57)
Total Distributions	—		(0.34)		(0.20)		(1.84)		(0.33)		(0.69)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)	—
Net Asset Value, End of Period	$18.37		$16.89		$11.91		$11.80		$12.36		$12.36
Total Return(4)	8.76	%(8)	44.75%		2.47%		10.23%		2.58%		12.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$263,948		$166,189		$29,781		$2,361		$3,387		$2,637
Ratio of Expenses to Average Net Assets(10)	0.99	%(5)(9)	0.98	%(5)	0.99	%(5)	1.16	%(5)(6)	1.24	%(5)	1.24	%(5)
Ratio of Net Investment Income to Average Net Assets(10)	0.73	%(5)(9)	0.02	%(5)	0.20	%(5)	0.76	%(5)	1.05	%(5)	1.04	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.02%		0.01%		0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	7	%(8)	30%		23%		96%		30%		49%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%(9)	1.21%		2.26%		4.82%		5.47%		6.30%
Net Investment Income (Loss) to Average Net Assets	0.65	%(9)	(0.21)%		(1.07)%		(2.90)%		(3.18)%		(4.02)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.25% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.75		$11.86		$11.79		$12.37		$12.38		$11.60
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.07)		(0.00	)(3)	0.01		0.09		0.04
Net Realized and Unrealized Gain	1.41		5.30		0.27		1.23		0.19		1.38
Total from Investment Operations	1.44		5.23		0.27		1.24		0.28		1.42
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.08)		(0.03)		(0.07)
Net Realized Gain	—		(0.34)		(0.20)		(1.74)		(0.26)		(0.57)
Total Distributions	—		(0.34)		(0.20)		(1.82)		(0.29)		(0.64)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)	—
Net Asset Value, End of Period	$18.19		$16.75		$11.86		$11.79		$12.37		$12.38
Total Return(4)	8.60	%(9)	44.18%		2.13%		9.92%		2.21%		12.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$194,200		$144,112		$10,822		$2,966		$889		$248
Ratio of Expenses to Average Net Assets(11)	1.30	%(5)(10)	1.31	%(5)	1.34	%(5)	1.46	%(5)(6)	1.59	%(5)	1.55	%(5)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.39	%(5)(10)	(0.46	)%(5)	(0.04	)%(5)	0.09	%(5)	0.70	%(5)	0.29	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.02%		0.01%		0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	7	%(9)	30%		23%		96%		30%		49%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(10)	1.42%		2.55%		5.77%		6.03%		6.89%
Net Investment Income (Loss) to Average Net Assets	0.38	%(10)	(0.57)%		(1.25)%		(4.22)%		(3.74)%		(5.05)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.60% for Class A shares.

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$16.43		$11.70		$11.69		$12.31		$12.36		$11.60
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		(0.11)		(0.06)		(0.04)		0.02		0.02
Net Realized and Unrealized Gain	1.38		5.18		0.27		1.20		0.20		1.34
Total from Investment Operations	1.37		5.07		0.21		1.16		0.22		1.36
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.04)		(0.01)		(0.03)
Net Realized Gain	—		(0.34)		(0.20)		(1.74)		(0.26)		(0.57)
Total Distributions	—		(0.34)		(0.20)		(1.78)		(0.27)		(0.60)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—		0.00	(3)	—
Net Asset Value, End of Period	$17.80		$16.43		$11.70		$11.69		$12.31		$12.36
Total Return(4)	8.34	%(9)	43.41%		1.64%		9.34%		1.69%		11.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$211		$135		$75		$211		$148		$123
Ratio of Expenses to Average Net Assets(11)	1.84	%(5)(10)	1.84	%(5)	1.84	%(5)	1.97	%(5)(6)	2.09	%(5)	2.03	%(5)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	(0.14	)%(5)(10)	(0.77	)%(5)	(0.52	)%(5)	(0.31	)%(5)	0.20	%(5)	0.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.01%		0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	7	%(9)	30%		23%		96%		30%		49%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.77	%(10)	3.82%		3.96%		6.87%		7.42%		7.43%
Net Investment Loss to Average Net Assets	(1.07	)%(10)	(2.75)%		(2.64)%		(5.21)%		(5.13)%		(5.22)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.10% for Class L shares.

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$16.30		$11.63		$11.66		$13.80
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.17)		(0.11)		(0.08)
Net Realized and Unrealized Gain	1.36		5.18		0.28		(0.26)
Total from Investment Operations	1.33		5.01		0.17		(0.34)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.06)
Net Realized Gain	—		(0.34)		(0.20)		(1.74)
Total Distributions	—		(0.34)		(0.20)		(1.80)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$17.63		$16.30		$11.63		$11.66
Total Return(5)	8.16	%(9)	43.16%		1.38%		(2.63	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,580		$6,760		$1,067		$247
Ratio of Expenses to Average Net Assets(11)	2.04	%(6)(10)	2.08	%(6)	2.09	%(6)	2.11	%(6)(7)(10)
Ratio of Net Investment Loss to Average Net Assets(11)	(0.35	)%(6)(10)	(1.12	)%(6)	(0.91	)%(6)	(0.94	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	7	%(9)	30%		23%		96%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.05	%(10)	2.25%		3.60%		9.11	%(10)
Net Investment Loss to Average Net Assets	(0.36	)%(10)	(1.29)%		(2.42)%		(7.94	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.35% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Advantage Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$18.90
Loss from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.53)
Total from Investment Operations	(0.53)
Net Asset Value, End of Period	$18.37
Total Return(4)	(2.80	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	0.94	%(5)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.04	)%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)
Portfolio Turnover Rate	7	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.02	%(7)
Net Investment Loss to Average Net Assets	(14.12	)%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$7,754	$—	$7,754
Beverages	47,041	—	—	47,041
Biotechnology	23,775	—	—	23,775
Capital Markets	9,348	—	—	9,348
Chemicals	12,477	—	—	12,477
Diversified Consumer Services	12,867	—	—	12,867
Electric Utilities	12,765	—	—	12,765
Electronic Equipment, Instruments & Components	18,647	—	—	18,647
Food Products	62,014	—	—	62,014
Household Durables	1,570	—	—	1,570
Household Products	25,952	—	—	25,952
Information Technology Services	18,083	—	—	18,083
Insurance	7,613	—	—	7,613
Internet & Direct Marketing Retail	19,928	—	—	19,928
Internet Software & Services	52,181	—	—	52,181
Marine	9,322	—	—	9,322
Professional Services	3,786	—	—	3,786
Road & Rail	24,354	—	—	24,354
Textiles, Apparel & Luxury Goods	59,786	—	—	59,786
Total Common Stocks	421,509	7,754	—	429,263
Call Options Purchased	—	314	—	314
Short-Term Investment
Investment Company	34,546	—	—	34,546
Total Assets	$456,055	$8,068	$—	$464,123

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $326,668,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At

December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$314	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(91	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$314	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$314	(a)	$—	$(300)	$14

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	175,502,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2018, the Fund did not have any outstanding securities on loan.

6.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, less than $500 of advisory fees were waived and approximately $72,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $136,849,000 and $24,812,000, respectively. There were no purchases and sales

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $26,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$26,761	$104,795	$97,010	$195
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$34,546

During the six months ended June 30, 2018, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment op-

tions under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,814	$3,157	$326	$146

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and distribution redesignations, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$280	$(280)	$—

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$94	$205

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.6%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages, while its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
2193642 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	25
Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$983.30	$1,020.08	$4.67	$4.76	0.95%
International Equity Portfolio Class A	1,000.00	981.40	1,018.35	6.39	6.51	1.30
International Equity Portfolio Class L	1,000.00	979.10	1,016.02	8.69	8.85	1.77
International Equity Portfolio Class C	1,000.00	977.70	1,014.63	10.05	10.24	2.05
International Equity Portfolio Class IS	1,000.00	983.30	1,020.33	4.43	4.51	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Canada (2.7%)
Barrick Gold Corp.	4,310,971	$56,631
Constellation Software, Inc.	44,399	34,433
		91,064
China (3.4%)
China Petroleum & Chemical Corp. H Shares (a)	50,788,000	45,379
Tencent Holdings Ltd. (a)	1,380,000	69,267
		114,646
Denmark (1.4%)
Danske Bank A/S	1,536,140	48,095
Finland (1.0%)
Neste Oyj	439,093	34,458
France (16.9%)
AXA SA	1,612,460	39,572
L'Oreal SA	581,313	143,578
Pernod Ricard SA (b)	742,617	121,325
Safran SA	660,682	80,279
Sanofi	1,325,724	106,283
Thales SA	286,800	36,959
TOTAL SA	683,786	41,691
		569,687
Germany (9.5%)
Bayer AG (Registered)	824,361	90,830
Continental AG	81,183	18,539
HeidelbergCement AG	425,806	35,842
Henkel AG & Co., KGaA (Preference)	530,526	67,841
SAP SE	932,596	107,765
		320,817
Hong Kong (2.6%)
AIA Group Ltd.	7,398,800	64,693
Minth Group Ltd.	5,216,000	22,039
		86,732
Ireland (1.4%)
Bank of Ireland Group PLC	2,229,308	17,403
CRH PLC	873,714	30,967
		48,370
Japan (14.0%)
FANUC Corp.	110,300	21,923
Keyence Corp.	64,000	36,163
Kirin Holdings Co., Ltd.	2,985,400	79,897
Komatsu Ltd.	319,600	9,145
Lion Corp. (b)	1,485,200	27,232
Mizuho Financial Group, Inc.	13,833,400	23,302
Nitto Denko Corp.	632,700	47,906
Shiseido Co., Ltd.	1,409,400	111,998
Sumitomo Mitsui Financial Group, Inc.	1,232,851	47,949
Toyota Motor Corp.	688,500	44,588
USS Co., Ltd.	1,142,700	21,757
		471,860
	Shares	Value (000)
Korea, Republic of (2.9%)
LG Household & Health Care Ltd.	49,965	$62,585
NCSoft Corp.	102,969	34,277
		96,862
Netherlands (9.8%)
Heineken N.V.	867,599	87,154
ING Groep N.V.	1,890,279	27,214
RELX N.V.	2,734,617	58,329
Unilever N.V. CVA	2,797,038	156,084
		328,781
Spain (0.9%)
Banco Bilbao Vizcaya Argentaria SA	4,293,613	30,455
Sweden (0.5%)
Nordea Bank AB	1,795,780	17,299
Switzerland (5.0%)
Novartis AG (Registered)	1,295,130	98,453
Roche Holding AG (Genusschein)	222,136	49,472
Zurich Insurance Group AG (c)	71,012	21,089
		169,014
United Kingdom (25.9%)
Admiral Group PLC	1,003,803	25,270
Aggreko PLC	3,518,017	31,386
Aviva PLC	5,732,996	38,133
British American Tobacco PLC	2,469,544	124,827
BT Group PLC	14,276,868	41,038
Experian PLC	2,100,266	51,958
Ferguson PLC	789,031	64,041
GlaxoSmithKline PLC	7,088,644	143,116
Imperial Brands PLC	570,973	21,265
KAZ Minerals PLC (c)	865,660	9,631
Man Group PLC	9,912,341	23,102
Prudential PLC	3,541,555	81,070
Reckitt Benckiser Group PLC	1,960,738	161,446
RELX PLC	2,750,568	58,898
		875,181
Total Common Stocks (Cost $2,453,732)		3,303,321
Short-Term Investments (5.4%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	100,882,964	100,883

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $5,776; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $5,891)	$5,776	$5,776
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $8,471; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $8,641)	8,471	8,471
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $7,701; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $7,855)	7,701	7,701
		21,948
Total Securities held as Collateral on Loaned Securities (Cost $122,831)		122,831
	Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $60,985)	60,984,535	60,985
Total Short-Term Investments (Cost $183,816)		183,816
Total Investments (103.3%) (Cost $2,637,548) Including $136,228 of Securities Loaned (d)		3,487,137
Liabilities in Excess of Other Assets (–3.3%)		(111,447)
Net Assets (100.0%)		$3,375,690

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Non-income producing security.

(d)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $947,749,000 and the aggregate gross unrealized depreciation is approximately $98,160,000, resulting in net unrealized appreciation of approximately $849,589,000.

CVA  Certificaten Van Aandelen.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	30.6%
Pharmaceuticals	14.5
Personal Products	14.1
Beverages	8.6
Insurance	8.0
Household Products	7.6
Banks	6.3
Software	5.3
Professional Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,475,680)	$3,325,269
Investment in Security of Affiliated Issuer, at Value (Cost $161,868)	161,868
Total Investments in Securities, at Value (Cost $2,637,548)	3,487,137
Foreign Currency, at Value (Cost $5,875)	5,904
Cash	234
Tax Reclaim Receivable	9,512
Dividends Receivable	5,186
Receivable for Fund Shares Sold	2,864
Receivable from Affiliate	82
Receivable from Securities Lending Income	45
Other Assets	303
Total Assets	3,511,267
Liabilities:
Collateral on Securities Loaned, at Value	123,065
Payable for Advisory Fees	7,272
Payable for Fund Shares Redeemed	3,534
Payable for Sub Transfer Agency Fees — Class I	242
Payable for Sub Transfer Agency Fees — Class A	207
Payable for Sub Transfer Agency Fees — Class L	5
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Directors' Fees and Expenses	308
Payable for Shareholder Services Fees — Class A	245
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Custodian Fees	228
Payable for Administration Fees	228
Payable for Professional Fees	45
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	6
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	177
Total Liabilities	135,577
Net Assets	$3,375,690
Net Assets Consist Of:
Paid-in-Capital	$2,218,155
Accumulated Undistributed Net Investment Income	59,420
Accumulated Undistributed Net Realized Gain	248,603
Unrealized Appreciation (Depreciation) on:
Investments	849,589
Foreign Currency Translation	(77)
Net Assets	$3,375,690

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$1,538,865
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	87,095,298
Net Asset Value, Offering and Redemption Price Per Share	$17.67
CLASS A:
Net Assets	$1,180,650
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	67,789,997
Net Asset Value, Redemption Price Per Share	$17.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.97
Maximum Offering Price Per Share	$18.39
CLASS L:
Net Assets	$6,366
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	367,306
Net Asset Value, Offering and Redemption Price Per Share	$17.33
CLASS C:
Net Assets	$775
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	45,289
Net Asset Value, Offering and Redemption Price Per Share	$17.12
CLASS IS:
Net Assets	$649,034
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	36,725,570
Net Asset Value, Offering and Redemption Price Per Share	$17.67
(1) Including: Securities on Loan, at Value:	$136,228

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7,776 of Foreign Taxes Withheld)	$73,040
Income from Securities Loaned — Net	519
Dividends from Security of Affiliated Issuer (Note G)	436
Total Investment Income	73,995
Expenses:
Advisory Fees (Note B)	15,395
Sub Transfer Agency Fees — Class I	635
Sub Transfer Agency Fees — Class A	909
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	1,539
Shareholder Services Fees — Class A (Note D)	1,504
Distribution and Shareholder Services Fees — Class L (Note D)	25
Distribution and Shareholder Services Fees — Class C (Note D)	4
Custodian Fees (Note F)	180
Professional Fees	58
Directors' Fees and Expenses	52
Registration Fees	45
Shareholder Reporting Fees	41
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	8
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Pricing Fees	2
Other Expenses	77
Total Expenses	20,492
Reimbursement of Class Specific Expenses — Class I (Note B)	(270)
Reimbursement of Class Specific Expenses — Class A (Note B)	(36)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(59)
Net Expenses	20,126
Net Investment Income	53,869
Realized Gain (Loss):
Investments Sold	292,864
Foreign Currency Forward Exchange Contracts	(8,197)
Foreign Currency Translation	(941)
Net Realized Gain	283,726
Change in Unrealized Appreciation (Depreciation):
Investments	(398,669)
Foreign Currency Forward Exchange Contracts	777
Foreign Currency Translation	(318)
Net Change in Unrealized Appreciation (Depreciation)	(398,210)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(114,484)
Net Decrease in Net Assets Resulting from Operations	$(60,615)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$53,869	$59,107
Net Realized Gain	283,726	184,476
Net Change in Unrealized Appreciation (Depreciation)	(398,210)	682,743
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,615)	926,326
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(33,238)
Class A:
Net Investment Income	—	(20,120)
Class L:
Net Investment Income	—	(80)
Class C:
Net Investment Income	—	(7)
Class IS:
Net Investment Income	—	(23,796)
Total Distributions	—	(77,241)
Capital Share Transactions:(1)
Class I:
Subscribed	86,366	188,753
Distributions Reinvested	—	31,004
Redeemed	(213,010)	(607,988)
Class A:
Subscribed	40,569	78,806
Distributions Reinvested	—	20,074
Redeemed	(69,224)	(294,914)
Class L:
Exchanged	9	115
Distributions Reinvested	—	79
Redeemed	(604)	(1,585)
Class C:
Subscribed	152	260
Distributions Reinvested	—	7
Redeemed	(34)	(164)
Class IS:
Subscribed	41,941	206,211
Distributions Reinvested	—	22,187
Redeemed	(610,843)	(293,178)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(724,678)	(650,333)
Redemption Fees	17	31
Total Increase (Decrease) in Net Assets	(785,276)	198,783
Net Assets:
Beginning of Period	4,160,966	3,962,183
End of Period (Including Accumulated Undistributed Net Investment Income of $59,420 and $5,551)	$3,375,690	$4,160,966

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,823	11,313
Shares Issued on Distributions Reinvested	—	1,773
Shares Redeemed	(11,853)	(36,417)
Net Decrease in Class I Shares Outstanding	(7,030)	(23,331)
Class A:
Shares Subscribed	2,310	4,760
Shares Issued on Distributions Reinvested	—	1,168
Shares Redeemed	(3,896)	(17,931)
Net Decrease in Class A Shares Outstanding	(1,586)	(12,003)
Class L:
Shares Exchanged	1	7
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(35)	(97)
Net Decrease in Class L Shares Outstanding	(34)	(85)
Class C:
Shares Subscribed	9	16
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(2)	(11)
Net Increase in Class C Shares Outstanding	7	5
Class IS:
Shares Subscribed	2,294	12,066
Shares Issued on Distributions Reinvested	—	1,267
Shares Redeemed	(34,016)	(17,169)
Net Decrease in Class IS Shares Outstanding	(31,722)	(3,836)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$17.97		$14.64		$15.10		$15.47		$16.98		$14.35
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.26		0.26		0.27		0.30		0.39		0.32
Net Realized and Unrealized Gain (Loss)	(0.56)		3.41		(0.57)		(0.23)		(1.42)		2.59
Total from Investment Operations	(0.30)		3.67		(0.30)		0.07		(1.03)		2.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		(0.16)		(0.44)		(0.48)		(0.28)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.67		$17.97		$14.64		$15.10		$15.47		$16.98
Total Return(4)	(1.67	)%(7)	25.17%		(2.00)%		0.36%		(6.08)%		20.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,538,865		$1,691,807		$1,719,699		$2,073,782		$2,620,040		$3,694,164
Ratio of Expenses to Average Net Assets(9)	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.94	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	2.90	%(5)(8)	1.54	%(5)	1.86	%(5)	1.85	%(5)	2.33	%(5)	2.04	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	19	%(7)	18%		33%		29%		29%		29%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(8)	0.99%		0.98%		1.01%		1.04%		0.99%
Net Investment Income to Average Net Assets	2.87	%(8)	1.50%		1.83%		1.79%		2.24%		1.99%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$17.75		$14.46		$14.91		$15.28		$16.78		$14.18
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.19		0.23		0.24		0.31		0.25
Net Realized and Unrealized Gain (Loss)	(0.56)		3.38		(0.58)		(0.23)		(1.38)		2.59
Total from Investment Operations	(0.33)		3.57		(0.35)		0.01		(1.07)		2.84
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.10)		(0.38)		(0.43)		(0.24)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.42		$17.75		$14.46		$14.91		$15.28		$16.78
Total Return(4)	(1.86	)%(8)	24.77%		(2.33)%		(0.02)%		(6.43)%		20.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,180,650		$1,231,279		$1,176,835		$1,369,566		$1,576,475		$1,508,564
Ratio of Expenses to Average Net Assets(10)	1.30	%(5)(9)	1.30	%(5)	1.29	%(5)	1.30	%(5)	1.30	%(5)	1.22	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.29	%(5)	1.30	%(5)	1.30	%(5)	1.22	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(10)	2.58	%(5)(9)	1.16	%(5)	1.60	%(5)	1.48	%(5)	1.89	%(5)	1.60	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	19	%(8)	18%		33%		29%		29%		29%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(9)	1.31%		1.30%		1.32%		1.34%		1.25%
Net Investment Income to Average Net Assets	2.57	%(9)	1.14%		1.59%		1.46%		1.85%		1.57%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.20% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$17.70		$14.43		$14.87		$15.23		$16.71		$14.12
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.11		0.16		0.15		0.24		0.19
Net Realized and Unrealized Gain (Loss)	(0.55)		3.35		(0.58)		(0.21)		(1.39)		2.55
Total from Investment Operations	(0.37)		3.46		(0.42)		(0.06)		(1.15)		2.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.02)		(0.30)		(0.33)		(0.15)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.33		$17.70		$14.43		$14.87		$15.23		$16.71
Total Return(4)	(2.09	)%(8)	24.06%		(2.82)%		(0.47)%		(6.91)%		19.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,366		$7,099		$7,008		$9,053		$9,763		$12,072
Ratio of Expenses to Average Net Assets(10)	1.77	%(5)(9)	1.80	%(5)	1.80	%(5)	1.80	%(5)	1.80	%(5)	1.72	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.80	%(5)	1.80	%(5)	1.80	%(5)	1.73	%(5)(6)
Ratio of Net Investment Income to Average Net Assets(10)	2.08	%(5)(9)	0.69	%(5)	1.09	%(5)	0.97	%(5)	1.48	%(5)	1.24	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	19	%(8)	18%		33%		29%		29%		29%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.90%		1.93%		1.89%		1.89%		1.78%
Net Investment Income to Average Net Assets	N/A		0.59%		0.96%		0.88%		1.38%		1.18%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.70% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$17.51		$14.31		$14.77		$16.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.17		0.04		0.14		(0.03)
Net Realized and Unrealized Gain	(0.56)		3.35		(0.58)		(1.53)
Total from Investment Operations	(0.39)		3.39		(0.44)		(1.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.02)		(0.37)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$17.12		$17.51		$14.31		$14.77
Total Return(5)	(2.23	)%(8)	23.78%		(3.01)%		(9.41	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$775		$677		$476		$372
Ratio of Expenses to Average Net Assets(10)	2.05	%(6)(9)	2.05	%(6)	2.05	%(6)	2.05	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		2.05	%(6)	2.05	%(6)(9)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	1.94	%(6)(9)	0.22	%(6)	0.95	%(6)	(0.27	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	19	%(8)	18%		33%		29%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.24	%(9)	2.41%		2.40%		2.75	%(9)
Net Investment Income (Loss) to Average Net Assets	1.75	%(9)	(0.14)%		0.60%		(0.97	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Equity Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$17.97		$14.64		$15.10		$15.47		$16.98		$16.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.26		0.26		0.29		0.30		0.40		(0.01)
Net Realized and Unrealized Gain (Loss)	(0.56)		3.42		(0.59)		(0.23)		(1.43)		1.19
Total from Investment Operations	(0.30)		3.68		(0.30)		0.07		(1.03)		1.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.16)		(0.44)		(0.48)		(0.28)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$17.67		$17.97		$14.64		$15.10		$15.47		$16.98
Total Return(5)	(1.67	)%(9)	25.22%		(1.95)%		0.40%		(6.07)%		7.42	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$649,034		$1,230,104		$1,058,165		$872,167		$715,262		$285,253
Ratio of Expenses to Average Net Assets(11)	0.90	%(6)(10)	0.91	%(6)	0.91	%(6)	0.91	%(6)	0.91	%(6)	0.91	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.91	%(6)	0.91	%(6)	0.91	%(6)	0.91	%(6)(7)(10)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	2.90	%(6)(10)	1.52	%(6)	1.96	%(6)	1.84	%(6)	2.36	%(6)	(0.29	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	19	%(9)	18%		33%		29%		29%		29%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.91%		0.91%		0.91%		0.91%		0.91	%(10)
Net Investment Income (Loss) to Average Net Assets	N/A		1.52%		1.96%		1.84%		2.36%		(0.29	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.91% for class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors;

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

(5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$117,238	$—	$—	$117,238
Auto Components	40,578	—	—	40,578
Automobiles	44,588	—	—	44,588
Banks	211,717	—	—	211,717
Beverages	288,376	—	—	288,376
Capital Markets	23,102	—	—	23,102
Chemicals	47,906	—	—	47,906
Commercial Services & Supplies	31,386	—	—	31,386
Construction Materials	66,809	—	—	66,809
Diversified Telecommunication Services	41,038	—	—	41,038
Electronic Equipment, Instruments & Components	36,163	—	—	36,163
Household Products	256,519	—	—	256,519
Insurance	269,827	—	—	269,827
Internet Software & Services	69,267	—	—	69,267
Machinery	31,068	—	—	31,068
Metals & Mining	66,262	—	—	66,262
Oil, Gas & Consumable Fuels	121,528	—	—	121,528
Personal Products	474,245	—	—	474,245
Pharmaceuticals	488,154	—	—	488,154
Professional Services	169,185	—	—	169,185
Software	176,475	—	—	176,475
Specialty Retail	21,757	—	—	21,757
Tobacco	146,092	—	—	146,092
Trading Companies & Distributors	64,041	—	—	64,041
Total Common Stocks	3,303,321	—	—	3,303,321
Short-Term Investments
Investment Company	161,868	—	—	161,868
Repurchase Agreements	—	21,948	—	21,948
Total Short-Term Investments	161,868	21,948	—	183,816
Total Assets	$3,465,189	$21,948	$—	$3,487,137

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $2,905,982,000 transferred from Level 2 to

Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2018, the Fund did not have any open foreign currency forward exchange contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$(8,197)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$777

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$234,310,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$136,228	(a)	$—	$(136,228	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $123,065,000, of which approximately $122,831,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $234,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $18,421,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$123,065	$—	$—	$—	$123,065
Total Borrowings	$123,065	$—	$—	$—	$123,065
Gross amount of recognized liabilities for securities lending transactions					$123,065

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, there were no advisory fees waived and approximately $307,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $729,765,000 and $1,387,083,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $59,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$91,984	$580,229	$510,345	$436
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$161,868

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$77,241	$—	$38,436	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies, redemptions in kind and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(5,550)	$9,708	$(4,158)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,056	$—

During the year ended December 31, 2017, capital loss carryforwards of approximately $5,820,000 expired for federal income tax purposes.

During the year ended December 31, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $191,328,000.

For the year ended December 31, 2017, the Fund realized gains from in-kind redemptions of approximately $1,661,000. The gains are not taxable income to the Fund.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.2%.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
2193652 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Opportunity Portfolio Class I	$1,000.00	$1,085.70	$1,020.03	$4.96	*	$4.81	*	0.96%
International Opportunity Portfolio Class A	1,000.00	1,084.00	1,018.60	6.46	*	6.26	*	1.25
International Opportunity Portfolio Class L	1,000.00	1,080.90	1,015.72	9.44	*	9.15	*	1.83
International Opportunity Portfolio Class C	1,000.00	1,080.10	1,014.98	10.21	*	9.89	*	1.98
International Opportunity Portfolio Class IS	1,000.00	1,085.60	1,020.23	4.76	*	4.61	*	0.92
International Opportunity Portfolio Class IR^	1,000.00	964.50	1,001.45	0.32	**	0.33	**	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (93.7%)
Argentina (1.3%)
Globant SA (a)	282,037	$16,017
Belgium (1.5%)
Anheuser-Busch InBev SA N.V.	183,843	18,571
Brazil (0.8%)
Smiles Fidelidade SA	704,306	9,449
China (26.6%)
Alibaba Group Holding Ltd. ADR (a)	307,568	57,063
China Resources Beer Holdings Co., Ltd. (b)	5,320,666	25,838
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,924,172	43,617
Huazhu Group Ltd. ADR	1,346,830	56,554
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,629,807	32,373
Oppein Home Group, Inc., Class A (a)	434,938	8,372
TAL Education Group ADR (a)	1,687,640	62,105
Tencent Holdings Ltd. (b)	1,034,500	51,926
		337,848
Denmark (4.8%)
DSV A/S	756,507	61,138
France (3.9%)
Hermes International	81,185	49,660
Germany (1.7%)
Adidas AG	101,228	22,100
India (4.7%)
HDFC Bank Ltd.	1,898,559	59,300
Italy (7.4%)
Moncler SpA	2,067,076	94,143
Japan (6.3%)
Calbee, Inc.	943,200	35,482
Keyence Corp.	54,200	30,626
Nihon M&A Center, Inc.	469,400	13,631
		79,739
Korea, Republic of (2.5%)
NAVER Corp.	47,032	32,199
South Africa (2.5%)
Naspers Ltd., Class N	123,377	31,345
Sweden (2.1%)
RaySearch Laboratories AB (a)	253,962	2,977
Vitrolife AB	1,575,285	23,089
		26,066
Switzerland (3.4%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	573	43,627
United Kingdom (14.3%)
Fevertree Drinks PLC	1,164,912	52,118
Just Eat PLC (a)	2,880,436	29,613
Reckitt Benckiser Group PLC	710,328	58,488
Rightmove PLC	594,613	41,670
		181,889
	Shares	Value (000)
United States (9.9%)
Booking Holdings, Inc. (a)	27,764	$56,280
CEVA, Inc. (a)	265,013	8,004
EPAM Systems, Inc. (a)	394,523	49,051
MercadoLibre, Inc.	42,546	12,718
		126,053
Total Common Stocks (Cost $1,057,878)		1,189,144
Participation Note (0.2%)
China (0.2%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/7/19 (a) (Cost $3,051)	151,200	3,003
Short-Term Investment (7.0%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $88,504)	88,503,951	88,504
Total Investments Excluding Purchased Options (100.9%) (Cost $1,149,433)		1,280,651
Total Purchased Options Outstanding (0.1%) (Cost $1,472)		646
Total Investments (101.0%) (Cost $1,150,905) (c)		1,281,297
Liabilities in Excess of Other Assets (–1.0%)		(13,275)
Net Assets (100.0%)		$1,268,022

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $148,110,000 and the aggregate gross unrealized depreciation is approximately $17,718,000, resulting in net unrealized appreciation of approximately $130,392,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	159,887,690	159,888	$568	$694	$(126)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	115,004,380	115,004	75	476	(401)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	56,889,460	56,889	3	302	(299)
							$646	$1,472	$(826)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.7%
Internet Software & Services	17.6
Textiles, Apparel & Luxury Goods	12.9
Beverages	10.3
Food Products	9.6
Short-Term Investment	6.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,062,401)	$1,192,793
Investment in Security of Affiliated Issuer, at Value (Cost $88,504)	88,504
Total Investments in Securities, at Value (Cost $1,150,905)	1,281,297
Foreign Currency, at Value (Cost $9,118)	9,111
Cash	—	@
Receivable for Investments Sold	17,494
Receivable for Fund Shares Sold	6,654
Dividends Receivable	254
Tax Reclaim Receivable	191
Receivable from Affiliate	150
Receivable from Securities Lending Income	5
Other Assets	264
Total Assets	1,315,420
Liabilities:
Payable for Investments Purchased	38,141
Payable for Fund Shares Redeemed	5,761
Payable for Advisory Fees	2,093
Deferred Capital Gain Country Tax	605
Due to Broker	560
Payable for Shareholder Services Fees — Class A	66
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	36
Payable for Administration Fees	82
Payable for Professional Fees	36
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Other Liabilities	11
Total Liabilities	47,398
Net Assets	$1,268,022
Net Assets Consist Of:
Paid-in-Capital	$1,125,272
Accumulated Undistributed Net Investment Income	920
Accumulated Undistributed Net Realized Gain	12,071
Unrealized Appreciation (Depreciation) on:
Investments (Net of $605 of Deferred Capital Gain Country Tax)	129,787
Foreign Currency Translation	(28)
Net Assets	$1,268,022

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$789,293
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,280,122
Net Asset Value, Offering and Redemption Price Per Share	$24.45
CLASS A:
Net Assets	$322,516
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,372,264
Net Asset Value, Redemption Price Per Share	$24.12
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.34
Maximum Offering Price Per Share	$25.46
CLASS L:
Net Assets	$428
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,316
Net Asset Value, Offering and Redemption Price Per Share	$23.38
CLASS C:
Net Assets	$44,123
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,903,547
Net Asset Value, Offering and Redemption Price Per Share	$23.18
CLASS IS:
Net Assets	$111,652
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,561,967
Net Asset Value, Offering and Redemption Price Per Share	$24.47
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	394
Net Asset Value, Offering and Redemption Price Per Share	$24.47

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $519 of Foreign Taxes Withheld)	$4,595
Non-Cash Dividends from Securities of Unaffiliated Issuers	752
Dividends from Security of Affiliated Issuer (Note G)	562
Income from Securities Loaned — Net	10
Total Investment Income	5,919
Expenses:
Advisory Fees (Note B)	3,674
Shareholder Services Fees — Class A (Note D)	320
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	168
Administration Fees (Note C)	369
Sub Transfer Agency Fees — Class I	148
Sub Transfer Agency Fees — Class A	122
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	9
Custodian Fees (Note F)	75
Professional Fees	60
Registration Fees	51
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class IS (Note E)	2
Transfer Agency Fees — Class IR (Note E)	— @
Shareholder Reporting Fees	16
Directors' Fees and Expenses	10
Pricing Fees	2
Other Expenses	17
Total Expenses	5,065
Rebate from Morgan Stanley Affiliate (Note G)	(74)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Net Expenses	4,990
Net Investment Income	929
Realized Gain (Loss):
Investments Sold	10,752
Foreign Currency Translation	(212)
Net Realized Gain	10,540
Change in Unrealized Appreciation (Depreciation):
Investments (Net Increase in Deferred Capital Gain Country Tax of $254)	47,341
Foreign Currency Translation	(25)
Net Change in Unrealized Appreciation (Depreciation)	47,316
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	57,856
Net Increase in Net Assets Resulting from Operations	$58,785

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$929	$(1,517)
Net Realized Gain	10,540	11,848
Net Change in Unrealized Appreciation (Depreciation)	47,316	79,819
Net Increase in Net Assets Resulting from Operations	58,785	90,150
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(5,012)
Class A:
Net Realized Gain	—	(2,793)
Class L:
Net Realized Gain	—	(6)
Class C:
Net Realized Gain	—	(360)
Class IS:
Net Realized Gain	—	(849)
Total Distributions	—	(9,020)
Capital Share Transactions:(1)
Class I:
Subscribed	451,335	267,962
Distributions Reinvested	—	5,005
Redeemed	(55,457)	(29,983)
Class A:
Subscribed	184,807	177,334
Distributions Reinvested	—	2,793
Redeemed	(66,490)	(26,941)
Class L:
Exchanged	34	42
Distributions Reinvested	—	6
Redeemed	—	(16)
Class C:
Subscribed	22,440	19,131
Distributions Reinvested	—	360
Redeemed	(3,703)	(1,137)
Class IS:
Subscribed	53,539	53,039
Distributions Reinvested	—	848
Redeemed	(3,783)	(443)
Class IR:
Subscribed	10 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	582,732	468,000
Redemption Fees	49	46
Total Increase in Net Assets	641,566	549,176
Net Assets:
Beginning of Period	626,456	77,280
End of Period (Including Accumulated Undistributed Net Investment Income and Accumulated Net Investment Loss of $920 and $(9), respectively)	$1,268,022	$626,456

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	18,700	13,008
Shares Issued on Distributions Reinvested	—	228
Shares Redeemed	(2,322)	(1,515)
Net Increase in Class I Shares Outstanding	16,378	11,721
Class A:
Shares Subscribed	7,774	8,781
Shares Issued on Distributions Reinvested	—	129
Shares Redeemed	(2,807)	(1,298)
Net Increase in Class A Shares Outstanding	4,967	7,612
Class L:
Shares Exchanged	1	3
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Increase in Class L Shares Outstanding	1	2
Class C:
Shares Subscribed	977	999
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(161)	(58)
Net Increase in Class C Shares Outstanding	816	958
Class IS:
Shares Subscribed	2,160	2,471
Shares Issued on Distributions Reinvested	—	38
Shares Redeemed	(155)	(21)
Net Increase in Class IS Shares Outstanding	2,005	2,488
Class IR:
Shares Subscribed	— @@*	—

*  For the period June 15, 2018 through June 30, 2018.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.52		$14.93		$15.03		$13.92		$13.77		$11.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.08)		(0.03)		(0.00	)(3)	0.08		0.10
Net Realized and Unrealized Gain (Loss)	1.89		8.04		(0.07)		1.58		0.36		2.85
Total from Investment Operations	1.93		7.96		(0.10)		1.58		0.44		2.95
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(3)	(0.03)		(0.01)		(0.09)
Net Realized Gain	—		(0.37)		—		(0.44)		(0.28)		(0.28)
Total Distributions	—		(0.37)		(0.00	)(3)	(0.47)		(0.29)		(0.37)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$24.45		$22.52		$14.93		$15.03		$13.92		$13.77
Total Return(4)	8.57	%(8)	53.38%		(0.65)%		11.40%		3.14%		26.47%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$789,293		$358,141		$62,440		$52,128		$10,943		$7,647
Ratio of Expenses to Average Net Assets(10)	0.96	%(5)(9)	0.98	%(5)	1.00	%(5)	1.01	%(5)(6)	1.09	%(5)	1.13	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	0.35	%(5)(9)	(0.42	)%(5)	(0.22	)%(5)	(0.01	)%(5)	0.57	%(5)	0.82	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.02%		0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	9	%(8)	30%		42%		51%		33%		40%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.10%		1.34%		1.95%		3.25%		3.84%
Net Investment Loss to Average Net Assets	N/A		(0.54)%		(0.56)%		(0.95)%		(1.59)%		(1.89)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.15% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.25		$14.79		$14.93		$13.87		$13.78		$11.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.00	)(3)	(0.15)		(0.08)		(0.06)		0.01		0.02
Net Realized and Unrealized Gain (Loss)	1.87		7.98		(0.06)		1.57		0.37		2.89
Total from Investment Operations	1.87		7.83		(0.14)		1.51		0.38		2.91
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.01)		(0.04)
Net Realized Gain	—		(0.37)		—		(0.44)		(0.28)		(0.28)
Total Distributions	—		(0.37)		—		(0.45)		(0.29)		(0.32)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$24.12		$22.25		$14.79		$14.93		$13.87		$13.78
Total Return(4)	8.40	%(9)	53.01%		(1.00)%		10.99%		2.71%		26.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$322,516		$186,988		$11,727		$9,520		$992		$275
Ratio of Expenses to Average Net Assets(11)	1.25	%(5)(10)	1.27	%(5)	1.35	%(5)	1.34	%(5)(7)	1.49	%(5)	1.44	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	(0.00	)%(5)(8)(10)	(0.74	)%(5)	(0.55	)%(5)	(0.39	)%(5)	0.04	%(5)	0.13	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	9	%(9)	30%		42%		51%		33%		40%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.36%		1.66%		2.28%		3.81%		4.49%
Net Investment Loss to Average Net Assets	N/A		(0.83)%		(0.86)%		(1.33)%		(2.28)%		(2.92)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.50% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$21.63		$14.47		$14.69		$13.71		$13.68		$11.13
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.22)		(0.14)		(0.12)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	1.82		7.75		(0.08)		1.54		0.36		2.83
Total from Investment Operations	1.75		7.53		(0.22)		1.42		0.31		2.83
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.37)		—		(0.44)		(0.28)		(0.28)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$23.38		$21.63		$14.47		$14.69		$13.71		$13.68
Total Return(4)	8.09	%(9)	52.11%		(1.50)%		10.38%		2.24%		25.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$428		$364		$221		$266		$193		$137
Ratio of Expenses to Average Net Assets(11)	1.83	%(5)(10)	1.84	%(5)	1.85	%(5)	1.91	%(5)(7)	1.99	%(5)	1.92	%(5)(6)
Ratio of Net Investment Loss to Average Net Assets(11)	(0.65	)%(5)(10)	(1.16	)%(5)	(1.00	)%(5)	(0.80	)%(5)	(0.38	)%(5)	(0.00	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.01%		0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	9	%(9)	30%		42%		51%		33%		40%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.21	%(10)	2.51%		3.16%		3.54%		5.06%		4.91%
Net Investment Loss to Average Net Assets	(1.03	)%(10)	(1.83)%		(2.31)%		(2.43)%		(3.45)%		(2.99)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.00% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$21.46		$14.39		$14.63		$15.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.29)		(0.19)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.80		7.73		(0.05)		(0.16)
Total from Investment Operations	1.72		7.44		(0.24)		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		(0.37)		—		(0.44)
Total Distributions	—		(0.37)		—		(0.47)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$23.18		$21.46		$14.39		$14.63
Total Return(5)	8.01	%(9)	51.77%		(1.71)%		(1.85	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,123		$23,334		$1,862		$1,776
Ratio of Expenses to Average Net Assets(11)	1.98	%(6)(10)	2.01	%(6)	2.10	%(6)	2.10	%(6)(7)(10)
Ratio of Net Investment Loss to Average Net Assets(11)	(0.71	)%(6)(10)	(1.45	)%(6)	(1.32	)%(6)	(1.28	)%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	9	%(9)	30%		42%		51%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.10%		2.43%		3.03	%(10)

Net Investment Loss to Average Net Assets	N/A	(1.54)%	(1.65)%	(2.21	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.25% for Class C shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$22.54		$14.94		$15.03		$13.92		$13.77		$12.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		(0.12)		(0.03)		0.02		0.07		(0.02)
Net Realized and Unrealized Gain (Loss)	1.89		8.09		(0.06)		1.56		0.37		1.41
Total from Investment Operations	1.93		7.97		(0.09)		1.58		0.44		1.39
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(4)	(0.03)		(0.01)		(0.09)
Net Realized Gain	—		(0.37)		—		(0.44)		(0.28)		(0.28)
Total Distributions	—		(0.37)		(0.00	)(4)	(0.47)		(0.29)		(0.37)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$24.47		$22.54		$14.94		$15.03		$13.92		$13.77
Total Return(5)	8.56	%(10)	53.41%		(0.64)%		11.40%		3.22%		10.96	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$111,652		$57,629		$1,030		$12		$11		$11
Ratio of Expenses to Average Net Assets(12)	0.92	%(6)(11)	0.92	%(6)	0.93	%(6)	1.01	%(6)(8)	1.08	%(6)	1.08	%(6)(7)(11)
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	0.31	%(6)(11)	(0.56	)%(6)	(0.20	)%(6)	0.12	%(6)	0.51	%(6)	(0.47	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.02%		0.01%		0.00	%(9)	0.01%		0.01	%(11)
Portfolio Turnover Rate	9	%(10)	30%		42%		51%		33%		40%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.03%		5.64%		15.79%		20.64%		9.61	%(11)
Net Investment Loss to Average Net Assets	N/A		(0.67)%		(4.91)%		(14.66)%		(19.05)%		(9.00	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class IS shares.

(8)  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2015, the maximum ratio was 1.09% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Opportunity Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$25.37
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Loss	(0.91)
Total from Investment Operations	(0.90)
Net Asset Value, End of Period	$24.47
Total Return(3)	(3.55	)%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(7)	0.92	%(4)(6)
Ratio of Net Investment Income to Average Net Assets(7)	0.58	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(6)
Portfolio Turnover Rate	9	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.06	%(6)
Net Investment Loss to Average Net Assets	(13.56	)%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April, 30, 2015 the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$59,300	$—	$59,300
Beverages	128,900	—	—	128,900
Biotechnology	23,089	—	—	23,089
Diversified Consumer Services	62,105	—	—	62,105
Electronic Equipment, Instruments & Components	30,626	—	—	30,626
Food Products	122,726	—	—	122,726
Health Care Technology	2,977	—	—	2,977
Hotels, Restaurants & Leisure	56,554	—	—	56,554
Household Durables	8,372	—	—	8,372
Household Products	58,488	—	—	58,488
Information Technology Services	49,051	—	—	49,051
Internet & Direct Marketing Retail	56,280	—	—	56,280
Internet Software & Services	225,189	—	—	225,189
Media	40,794	—	—	40,794
Professional Services	13,631	—	—	13,631
Road & Rail	61,138	—	—	61,138
Semiconductors & Semiconductor Equipment	8,004	—	—	8,004
Software	16,017	—	—	16,017
Textiles, Apparel & Luxury Goods	165,903	—	—	165,903
Total Common Stocks	1,129,844	59,300	—	1,189,144
Participation Note	—	3,003	—	3,003
Call Options Purchased	—	646	—	646
Short-Term Investment
Investment Company	88,504	—	—	88,504
Total Assets	$1,218,348	$62,949	$—	$1,281,297

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $788,963,000 transferred from Level 2 to Level 1.

Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign
Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$646	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Investments	(Purchased Options)	$(179	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$646	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$646	(a)	$—	$(560)	$86

(a) Amounts are included in Investments in Securities in the Statement of Assets and
Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	331,782,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2018, the Fund did not have any outstanding securities on loan.

6.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares, Class IS shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

9.  Dividends and Distributions to Shareholders:
Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class IS shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees:
Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $640,883,000 and $76,440,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $74,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$61,592	$279,357	$252,445	$562
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$88,504

During the six months ended June 30, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$385	$8,635	$10	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing in the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a dividend redesignation and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$1,543	$(1,552)	$9

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$608	$1,806

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.6%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee was higher than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
2193656 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$1,002.10	$1,019.84	$4.96	$5.01	1.00%
International Real Estate Portfolio Class A	1,000.00	1,000.00	1,018.10	6.69	6.76	1.35
International Real Estate Portfolio Class L	1,000.00	997.90	1,015.62	9.16	9.25	1.85
International Real Estate Portfolio Class C	1,000.00	996.80	1,014.38	10.40	10.49	2.10
International Real Estate Portfolio Class IS	1,000.00	1,002.10	1,019.98	4.82	4.86	0.97

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Australia (8.3%)
Dexus REIT	55,519	$399
Goodman Group REIT	61,006	434
GPT Group (The) REIT	65,724	246
Mirvac Group REIT	135,234	217
Scentre Group REIT	226,339	736
Stockland REIT	74,130	218
Vicinity Centres REIT	149,228	286
		2,536
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	22,048	100
China (2.3%)
A-Living Services Co., Ltd. H Share (a)(b)(c)	25,250	46
China Overseas Land & Investment Ltd. (b)	70,000	231
China Resources Land Ltd. (b)	16,000	54
China Vanke Co., Ltd. H Shares (b)	25,600	90
Country Garden Holdings Co., Ltd. (b)	65,000	114
Country Garden Services Holdings Co. Ltd. (a)(b)	5,517	7
Guangzhou R&F Properties Co., Ltd. H Shares (b)	68,400	138
Longfor Properties Co., Ltd. (b)	6,500	17
		697
Finland (1.0%)
Citycon Oyj	68,852	149
Kojamo Oyj (a)	15,533	166
		315
France (11.8%)
Carmila SA REIT	1,913	53
Covivio REIT	1,500	156
Gecina SA REIT	3,454	578
ICADE REIT	2,543	239
Klepierre SA REIT	18,623	701
Mercialys SA REIT	14,332	250
Unibail-Rodamco-Westfield REIT (a)	1,627	358
Unibail-Rodamco-Westfield REIT	5,848	1,288
		3,623
Germany (6.1%)
ADO Properties SA	1,379	75
Alstria Office AG REIT	5,729	86
Deutsche EuroShop AG	1,350	48
Deutsche Wohnen SE	11,043	534
LEG Immobilien AG	1,942	211
Vonovia SE	19,231	915
		1,869
Hong Kong (27.5%)
Champion REIT	298,000	198
CK Asset Holdings Ltd.	87,500	695
Henderson Land Development Co., Ltd.	30,813	163
Hongkong Land Holdings Ltd.	172,600	1,234
Hysan Development Co., Ltd.	101,836	569
Link REIT	148,395	1,355
	Shares	Value (000)
New World Development Co., Ltd.	275,788	$388
Sino Land Co., Ltd.	138,000	224
Sun Hung Kai Properties Ltd.	108,456	1,637
Swire Properties Ltd.	242,300	896
Wharf Holdings Ltd. (The)	125,117	402
Wharf Real Estate Investment Co., Ltd.	91,370	650
		8,411
Ireland (1.3%)
Green REIT PLC	164,340	284
Hibernia REIT PLC	54,958	96
		380
Italy (0.1%)
Beni Stabili SpA SIIQ REIT	28,981	25
Japan (18.8%)
Activia Properties, Inc. REIT	38	174
Advance Residence Investment Corp. REIT	74	190
Daiwa Office Investment Corp. REIT	7	40
GLP J-REIT	231	245
Hulic Co., Ltd.	23,500	251
Hulic REIT, Inc.	16	25
Invincible Investment Corp. REIT	329	148
Japan Hotel REIT Investment Corp.	137	103
Japan Real Estate Investment Corp. REIT	67	355
Japan Retail Fund Investment Corp. REIT	159	287
Kenedix Office Investment Corp. REIT	10	62
Mitsubishi Estate Co., Ltd.	66,100	1,156
Mitsui Fudosan Co., Ltd.	49,600	1,198
Nippon Building Fund, Inc. REIT	83	479
Nippon Prologis, Inc. REIT	33	68
Nomura Real Estate Master Fund, Inc. REIT	213	301
Orix, Inc. J-REIT	40	64
Sumitomo Realty & Development Co., Ltd.	11,000	406
United Urban Investment Corp. REIT	133	207
		5,759
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	6
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	9,378	398
Norway (1.0%)
Entra ASA	19,871	272
Norwegian Property ASA	28,851	38
		310
Singapore (2.3%)
APAC Realty Ltd.	118,300	72
Ascendas Real Estate Investment Trust REIT	60,200	117
CapitaLand Commercial Trust REIT	101,560	124
CapitaLand Mall Trust REIT	78,900	120
City Developments Ltd.	2,300	18
EC World Real Estate Investment Trust Unit REIT	10,600	6
Keppel REIT	98,323	79
Mapletree Logistics Trust REIT	21,600	19

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
Suntec Real Estate Investment Trust REIT	47,800	$61
UOL Group Ltd.	12,913	72
		688
Spain (2.2%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	4,073	87
Inmobiliaria Colonial Socimi SA REIT	7,789	86
Merlin Properties Socimi SA REIT	34,837	506
		679
Sweden (2.1%)
Atrium Ljungberg AB, Class B	7,363	119
Castellum AB	9,584	155
Hufvudstaden AB, Class A	21,889	314
Kungsleden AB	8,974	62
		650
Switzerland (1.3%)
PSP Swiss Property AG (Registered)	4,310	400
United Kingdom (10.8%)
British Land Co., PLC (The) REIT	85,648	760
Capital & Regional PLC REIT	1,828	1
Derwent London PLC REIT	10,184	418
Grainger PLC	9,379	38
Great Portland Estates PLC REIT	37,506	354
Hammerson PLC REIT	35,985	248
Intu Properties PLC REIT	40,377	96
Land Securities Group PLC REIT	71,258	900
LXB Retail Properties PLC (a)	168,042	49
Segro PLC REIT	6,719	59
Shaftesbury PLC REIT	7,050	87
St. Modwen Properties PLC	35,790	199
Urban & Civic PLC	23,592	107
		3,316
Total Common Stocks (Cost $25,951)		30,162
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $234)	233,502	234
Total Investments (99.3%) (Cost $26,185) (f)		30,396
Other Assets in Excess of Liabilities (0.7%)		227
Net Assets (100.0%)		$30,623

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  At June 30, 2018, the Fund held a fair valued security valued at approximately $6,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(e)  Security has been deemed illiquid at June 30, 2018.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,105,000 and the aggregate gross unrealized depreciation is approximately $894,000, resulting in net unrealized appreciation of approximately $4,211,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	50.5%
Retail	21.5
Office	14.9
Residential	8.7
Other*	4.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,951)	$30,162
Investment in Security of Affiliated Issuer, at Value (Cost $234)	234
Total Investments in Securities, at Value (Cost $26,185)	30,396
Foreign Currency, at Value (Cost $78)	78
Dividends Receivable	127
Receivable for Investments Sold	63
Tax Reclaim Receivable	35
Receivable from Affiliate	1
Receivable for Fund Shares Sold	—	@
Other Assets	65
Total Assets	30,765
Liabilities:
Payable for Professional Fees	51
Payable for Investments Purchased	45
Payable for Custodian Fees	23
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Advisory Fees	2
Payable for Administration Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	142
Net Assets	$30,623
Net Assets Consist Of:
Paid-in-Capital	$319,933
Accumulated Net Investment Loss	(61)
Accumulated Net Realized Loss	(293,460)
Unrealized Appreciation (Depreciation) on:
Investments	4,211
Foreign Currency Translation	—	@
Net Assets	$30,623

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$17,336
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	893,554
Net Asset Value, Offering and Redemption Price Per Share	$19.40
CLASS A:
Net Assets	$1,776
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	91,678
Net Asset Value, Redemption Price Per Share	$19.37
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.07
Maximum Offering Price Per Share	$20.44
CLASS L:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	578
Net Asset Value, Offering and Redemption Price Per Share	$19.25
CLASS C:
Net Assets	$115
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,066
Net Asset Value, Offering and Redemption Price Per Share	$18.94
CLASS IS:
Net Assets	$11,385
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	587,101
Net Asset Value, Offering and Redemption Price Per Share	$19.39

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $63 of Foreign Taxes Withheld)	$738
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	740
Expenses:
Advisory Fees (Note B)	127
Professional Fees	57
Custodian Fees (Note F)	30
Registration Fees	24
Administration Fees (Note C)	13
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	290
Waiver of Advisory Fees (Note B)	(117)
Reimbursement of Class Specific Expenses — Class I (Note B)	(7)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	162
Net Investment Income	578
Realized Gain (Loss):
Investments Sold	943
Foreign Currency Translation	(6)
Net Realized Gain	937
Change in Unrealized Appreciation (Depreciation):
Investments	(1,442)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	(1,444)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(507)
Net Increase in Net Assets Resulting from Operations	$71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$578	$1,247
Net Realized Gain	937	1,276
Net Change in Unrealized Appreciation (Depreciation)	(1,444)	4,423
Net Increase in Net Assets Resulting from Operations	71	6,946
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,752)
Class A:
Net Investment Income	—	(125)
Class L:
Net Investment Income	—	(1)
Class C:
Net Investment Income	—	(8)
Class IS:
Net Investment Income	—	(890)
Total Distributions	—	(2,776)
Capital Share Transactions:(1)
Class I:
Subscribed	182	2,617
Distributions Reinvested	—	1,727
Redeemed	(2,735)	(13,538)
Class A:
Subscribed	7	558
Distributions Reinvested	—	108
Redeemed	(150)	(426)
Class L:
Redeemed	—	(44)
Class C:
Subscribed	—	121
Distributions Reinvested	—	9
Redeemed	(13)	(22)
Class IS:
Subscribed	—	168
Distributions Reinvested	—	889
Redeemed	—	(2,449)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,709)	(10,282)
Redemption Fees	—	1
Total Decrease in Net Assets	(2,638)	(6,111)
Net Assets:
Beginning of Period	33,261	39,372
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(61) and $(639), respectively)	$30,623	$33,261

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

International Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9	138
Shares Issued on Distributions Reinvested	—	93
Shares Redeemed	(141)	(701)
Net Decrease in Class I Shares Outstanding	(132)	(470)
Class A:
Shares Subscribed	1	29
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(8)	(22)
Net Increase (Decrease) in Class A Shares Outstanding	(7)	13
Class L:
Shares Redeemed	—	(2)
Class C:
Shares Subscribed	—	6
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(1)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	5
Class IS:
Shares Subscribed	—	9
Shares Issued on Distributions Reinvested	—	48
Shares Redeemed	—	(131)
Net Decrease in Class IS Shares Outstanding	—	(74)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30,2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$19.36		$17.53		$18.72		$19.84		$19.99		$20.16
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.35		0.59		0.46		0.37		0.39		0.41
Net Realized and Unrealized Gain (Loss)	(0.31)		2.69		(0.73)		(1.00)		(0.07)		0.65
Total from Investment Operations	0.04		3.28		(0.27)		(0.63)		0.32		1.06
Distributions from and/or in Excess of:
Net Investment Income	—		(1.45)		(0.92)		(0.49)		(0.47)		(1.23)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.40		$19.36		$17.53		$18.72		$19.84		$19.99
Total Return(4)	0.21	%(7)	19.13%		(1.38)%		(3.29)%		1.61%		5.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,336		$19,846		$26,213		$67,459		$94,269		$130,023
Ratio of Expenses to Average Net Assets(9)	1.00	%(5)(8)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.00	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(9)	3.61	%(5)(8)	3.13	%(5)	2.47	%(5)	1.84	%(5)	1.91	%(5)	2.00	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	23%		21%		37%		59%		40%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.81	%(8)	1.76%		1.37%		1.29%		1.16%		1.23%
Net Investment Income to Average Net Assets	2.80	%(8)	2.37%		2.10%		1.55%		1.75%		1.76%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$19.37		$17.54		$18.73		$19.84		$19.98		$20.14
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.32		0.51		0.39		0.30		0.31		0.35
Net Realized and Unrealized Gain (Loss)	(0.32)		2.71		(0.73)		(1.00)		(0.06)		0.66
Total from Investment Operations	0.00	(3)	3.22		(0.34)		(0.70)		0.25		1.01
Distributions from and/or in Excess of:
Net Investment Income	—		(1.39)		(0.85)		(0.41)		(0.39)		(1.17)
Redemption Fees	—		0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.37		$19.37		$17.54		$18.73		$19.84		$19.98
Total Return(4)	0.00	%(7)(8)	18.78%		(1.78)%		(3.61)%		1.27%		5.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,776		$1,917		$1,512		$2,308		$2,792		$3,331
Ratio of Expenses to Average Net Assets(10)	1.35	%(5)(9)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.27	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.35	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	3.32	%(5)(9)	2.71	%(5)	2.10	%(5)	1.48	%(5)	1.55	%(5)	1.72	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13	%(8)	23%		21%		37%		59%		40%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.16	%(9)	2.23%		1.85%		1.70%		1.58%		1.53%
Net Investment Income to Average Net Assets	2.51	%(9)	1.83%		1.60%		1.13%		1.32%		1.47%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$19.29		$17.42		$18.61		$19.69		$19.86		$20.13
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.28		0.50		0.29		0.18		0.21		0.22
Net Realized and Unrealized Gain (Loss)	(0.32)		2.59		(0.71)		(0.97)		(0.06)		0.68
Total from Investment Operations	(0.04)		3.09		(0.42)		(0.79)		0.15		0.90
Distributions from and/or in Excess of:
Net Investment Income	—		(1.22)		(0.77)		(0.29)		(0.32)		(1.17)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—
Net Asset Value, End of Period	$19.25		$19.29		$17.42		$18.61		$19.69		$19.86
Total Return(4)	(0.21	)%(8)	18.14%		(2.23)%		(4.11)%		0.75%		4.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11		$53		$55		$95		$73
Ratio of Expenses to Average Net Assets(10)	1.85	%(5)(9)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.81	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.85	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	2.86	%(5)(9)	2.70	%(5)	1.58	%(5)	0.90	%(5)	1.05	%(5)	1.08	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13	%(8)	23%		21%		37%		59%		40%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	18.18	%(9)	14.81%		5.51%		4.58%		3.90%		3.44%
Net Investment Loss to Average Net Assets	(13.47	)%(9)	(10.26)%		(2.08)%		(1.83)%		(1.00)%		(0.55)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$19.00		$17.32		$18.50		$21.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.25		0.30		0.25		0.06
Net Realized and Unrealized Gain (Loss)	(0.31)		2.71		(0.71)		(2.48)
Total from Investment Operations	(0.06)		3.01		(0.46)		(2.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(1.33)		(0.72)		(0.36)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$18.94		$19.00		$17.32		$18.50
Total Return(5)	(0.32	)%(8)	17.78%		(2.44)%		(11.47	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$115		$128		$21		$22
Ratio of Expenses to Average Net Assets(10)	2.10	%(6)(9)	2.10	%(6)	2.10	%(6)	2.10	%(6)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		2.10	%(6)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	2.59	%(6)(9)	1.58	%(6)	1.33	%(6)	0.45	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	13	%(8)	23%		21%		37%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.33	%(9)	5.62%		12.39%		10.98	%(9)
Net Investment Income (Loss) to Average Net Assets	0.36	%(9)	(1.94)%		(8.96)%		(8.43	)%(9)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

International Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$19.35		$17.52		$18.71		$19.83		$19.99		$19.97
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.36		0.59		0.47		0.37		0.23		0.11
Net Realized and Unrealized Gain (Loss)	(0.32)		2.70		(0.73)		(1.00)		0.09		0.22
Total from Investment Operations	0.04		3.29		(0.26)		(0.63)		0.32		0.33
Distributions from and/or in Excess of:
Net Investment Income	—		(1.46)		(0.93)		(0.49)		(0.48)		(0.31)
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	—
Net Asset Value, End of Period	$19.39		$19.35		$17.52		$18.71		$19.83		$19.99
Total Return(5)	0.21	%(9)	19.19%		(1.33)%		(3.26)%		1.60%		1.68	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,385		$11,359		$11,573		$20,944		$2,557		$10
Ratio of Expenses to Average Net Assets(11)	0.97	%(6)(10)	0.97	%(6)	0.97	%(6)	0.97	%(6)	0.97	%(6)	0.97	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.97	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(11)	3.75	%(6)(10)	3.11	%(6)	2.52	%(6)	1.86	%(6)	1.14	%(6)	1.76	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	13	%(9)	23%		21%		37%		59%		40%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%(10)	1.70%		1.33%		1.30%		1.13%		6.46	%(10)
Net Investment Income (Loss) to Average Net Assets	3.00	%(10)	2.38%		2.16%		1.53%		0.98%		(3.73	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$15,364	$—	$—	$15,364
Industrial	948	—	—	948
Industrial/Office Mixed	62	—	—	62
Lodging/Resorts	103	—	—	103
Office	4,531	—	—	4,531
Residential	2,625	—	6	2,631
Retail	6,523	—	—	6,523
Total Common Stocks	30,156	—	6	30,162
Short-Term Investment
Investment Company	234	—	—	234
Total Assets	$30,390	$—	$6	$30,396

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $26,810,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance		$6
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$6
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$	(—	@)

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Residential
Common Stock	$6	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.97% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $117,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $4,134,000 and $6,147,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$151	$2,561	$2,478	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$234

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,776	$—	$2,262	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$531	$217,096	$(217,627)
At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$622	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $3,259,000 and long-term capital losses of approximately $220,501,000 that do not have an expiration date.

In addition, at December 31, 2017, the Fund had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$66,872	December 31, 2018

During the year ended December 31, 2017, capital loss carryforwards of approximately $217,627,000 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 69.4%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
2193685 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	20
Consolidated Statement of Operations	22
Consolidated Statements of Changes in Net Assets	23
Consolidated Financial Highlights	24
Notes to Consolidated Financial Statements	29
Investment Advisory Agreement Approval	41
Privacy Notice	43
Director and Officer Information	46

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Multi-Asset Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$995.90	$1,019.49	$5.30	$5.36	1.07%
Multi-Asset Portfolio Class A	1,000.00	995.80	1,017.75	7.03	7.10	1.42
Multi-Asset Portfolio Class L	1,000.00	992.60	1,015.27	9.49	9.59	1.92
Multi-Asset Portfolio Class C	1,000.00	991.40	1,014.03	10.71	10.84	2.17
Multi-Asset Portfolio Class IS	1,000.00	996.90	1,019.64	5.15	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Portfolio

	Shares		Value (000)
Common Stocks (15.1%)
Australia (0.0%)
Goodman Group REIT		33	$—	@
Stockland REIT		70	—	@
			—	@
Denmark (0.2%)
DSV A/S		956	77
ISS A/S		964	33
			110
France (2.5%)
Accor SA		2,615	128
Aeroports de Paris (ADP)		106	24
Atos SE		758	104
Bouygues SA		2,051	88
Capgemini SE		1,395	188
Cie de Saint-Gobain		1,947	87
Getlink		2,388	33
Peugeot SA		9,750	223
Rexel SA		2,259	32
Vinci SA		3,288	316
			1,223
Germany (0.4%)
Deutsche Boerse AG		1,190	158
Fraport AG Frankfurt Airport Services Worldwide		309	30
			188
Hong Kong (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)		178,000	1
Ireland (0.1%)
CRH PLC		1,102	39
Italy (0.5%)
Atlantia SpA		4,373	129
Mediobanca Banca di Credito Finanziario SpA		14,124	132
			261
Netherlands (0.2%)
Randstad N.V.		1,833	108
Switzerland (0.3%)
Adecco Group AG (Registered)		2,300	137
United States (10.9%)
Capital One Financial Corp.		19,618	1,803
Discover Financial Services		26,093	1,837
Synchrony Financial		53,238	1,777
			5,417
Total Common Stocks (Cost $7,217)			7,484
	Face Amount (000)
Fixed Income Securities (44.1%)
Sovereign (27.7%)
Brazil (19.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	38,336	9,546
	Face Amount (000)		Value (000)
Greece (3.7%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	EUR	1,617	$1,861
Portugal (4.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (d)		894	1,157
4.13%, 4/14/27 (d)		824	1,159
			2,316
Total Sovereign (Cost $15,122)			13,723
U.S. Treasury Security (16.4%)
United States (16.4%)
U.S. Treasury Note,
0.50%, 1/15/28 (Cost $8,072)		$8,266	8,090
Total Fixed Income Securities (Cost $23,194)			21,813
	Shares
Short-Term Investments (35.6%)
Investment Company (18.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $9,188)		9,187,641	9,188
	Face Amount (000)
U.S. Treasury Security (17.0%)
U.S. Treasury Bill,
2.02%, 11/1/18 (e)(f) (Cost $8,429)		8,486	8,429
Total Short-Term Investments (Cost $17,617)			17,617
Total Investments (94.8%) (Cost $48,028) (g)(h)			46,914
Other Assets in Excess of Liabilities (5.2%)			2,549
Net Assets (100.0%)			$49,463

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2018.

(c)  At June 30, 2018, the Fund held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets.
This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Rate shown is the yield to maturity at June 30, 2018.

(f)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

(h)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,684,000 and the aggregate gross unrealized depreciation is approximately $4,292,000, resulting in net unrealized depreciation of approximately $608,000.

@  Value is less than $500.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	INR	38,422		$560	9/19/18	$4
JPMorgan Chase Bank NA	INR	1,414		$20	9/19/18	(—	@)
JPMorgan Chase Bank NA		$131	INR	9,067	9/19/18	(—	@)
Bank of America NA	CHF	20		$21	9/20/18	(—	@)
Bank of America NA	CNH	3,741		$573	9/20/18	11
Bank of America NA	ILS	1,128		$312	9/20/18	2
Bank of America NA	PLN	2,064		$554	9/20/18	2
Bank of America NA		$132	CNH	874	9/20/18	(1)
Bank of America NA		$131	ILS	475	9/20/18	(1)
Bank of America NA		$130	PLN	482	9/20/18	(1)
Bank of Montreal	HUF	48,301		$173	9/20/18	1
Bank of Montreal		$79	GBP	60	9/20/18	—	@
Bank of New York Mellon		$6	GBP	5	9/20/18	—	@
Barclays Bank PLC	AUD	2,444		$1,801	9/20/18	(9)
Barclays Bank PLC	AUD	367		$272	9/20/18	(—	@)
Barclays Bank PLC	EUR	2,117		$2,465	9/20/18	(22)
Barclays Bank PLC	SGD	763		$563	9/20/18	2
Barclays Bank PLC	SGD	26		$19	9/20/18	(—	@)
Barclays Bank PLC		$107	GBP	81	9/20/18	—	@
Barclays Bank PLC		$5,572	GBP	4,213	9/20/18	8
Barclays Bank PLC		$131	SGD	179	9/20/18	(—	@)
BNP Paribas SA	CAD	5,209		$3,931	9/20/18	(36)
BNP Paribas SA	CHF	16		$16	9/20/18	(—	@)
BNP Paribas SA	RUB	44,958		$706	9/20/18	(4)
BNP Paribas SA		$61	RUB	3,860	9/20/18	(—	@)
BNP Paribas SA		$3,041	RUB	191,266	9/20/18	(20)
Citibank NA	AUD	527		$388	9/20/18	(2)
Citibank NA	CAD	339		$256	9/20/18	(2)
Citibank NA	CHF	37		$37	9/20/18	(—	@)
Citibank NA	CLP	359,772		$566	9/20/18	16
Citibank NA	CZK	8,422		$379	9/20/18	(2)
Citibank NA	CZK	55,150		$2,490	9/20/18	1
Citibank NA	CZK	25,304		$1,238	9/20/18	95
Citibank NA	CZK	19,559		$970	9/20/18	87
Citibank NA	EUR	225		$262	9/20/18	(2)
Citibank NA	EUR	163		$203	9/20/18	11
Citibank NA	EUR	199		$248	9/20/18	14
Citibank NA	EUR	10,153		$12,603	9/20/18	676
Citibank NA	EUR	272		$338	9/20/18	18
Citibank NA	EUR	421		$515	9/20/18	20
Citibank NA	GBP	1,447		$1,922	9/20/18	6
Citibank NA	KRW	619,484		$574	9/20/18	16
Citibank NA	KRW	27,781		$25	9/20/18	—	@
Citibank NA	SEK	4,262		$484	9/20/18	5
Citibank NA	THB	18,301		$557	9/20/18	3
Citibank NA	THB	671		$20	9/20/18	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	TRY	6,322		$1,323	9/20/18	$(8)
Citibank NA		$1,040	CAD	1,380	9/20/18	12
Citibank NA		$33	CHF	32	9/20/18	(—	@)
Citibank NA		$131	CLP	83,986	9/20/18	(3)
Citibank NA		$12,965	CZK	266,679	9/20/18	(926)
Citibank NA		$232	CZK	4,764	9/20/18	(17)
Citibank NA		$58	CZK	1,289	9/20/18	—	@
Citibank NA		$261	CZK	5,336	9/20/18	(20)
Citibank NA		$520	CZK	10,910	9/20/18	(28)
Citibank NA		$58	CZK	1,279	9/20/18	(—	@)
Citibank NA		$1,250	EUR	1,002	9/20/18	(74)
Citibank NA		$895	EUR	710	9/20/18	(61)
Citibank NA		$91	EUR	77	9/20/18	(—	@)
Citibank NA		$1,570	GBP	1,187	9/20/18	2
Citibank NA		$130	KRW	145,466	9/20/18	—	@
Citibank NA		$34	SEK	303	9/20/18	(—	@)
Citibank NA		$2,049	SEK	18,210	9/20/18	(4)
Citibank NA		$129	THB	4,265	9/20/18	(—	@)
Citibank NA		$1,629	TRY	8,014	9/20/18	57
Commonwealth Bank of Australia	AUD	273		$201	9/20/18	(1)
Commonwealth Bank of Australia	EUR	618		$719	9/20/18	(6)
Commonwealth Bank of Australia		$942	GBP	712	9/20/18	1
Credit Suisse International	EUR	97		$113	9/20/18	(1)
Credit Suisse International		$9	GBP	7	9/20/18	—	@
Goldman Sachs International	AUD	2,623		$1,933	9/20/18	(9)
Goldman Sachs International	BRL	2,261		$601	9/20/18	22
Goldman Sachs International	BRL	109		$28	9/20/18	—	@
Goldman Sachs International	DKK	337		$53	9/20/18	(—	@)
Goldman Sachs International	EUR	35		$41	9/20/18	(—	@)
Goldman Sachs International	HKD	2,259		$288	9/20/18	(—	@)
Goldman Sachs International	HKD	3,156		$403	9/20/18	(—	@)
Goldman Sachs International	HUF	105,989		$382	9/20/18	4
Goldman Sachs International	HUF	7,937		$28	9/20/18	(—	@)
Goldman Sachs International	IDR	6,189,168		$440	9/20/18	13
Goldman Sachs International	IDR	1,786,976		$127	9/20/18	3
Goldman Sachs International	IDR	398,677		$27	9/20/18	(—	@)
Goldman Sachs International	JPY	107,652		$986	9/20/18	9
Goldman Sachs International		$2,188	AUD	2,957	9/20/18	—	@
Goldman Sachs International		$139	BRL	529	9/20/18	(4)
Goldman Sachs International		$27	DKK	172	9/20/18	—	@
Goldman Sachs International		$3,449	EUR	2,938	9/20/18	2
Goldman Sachs International		$2,784	EUR	2,388	9/20/18	21
Goldman Sachs International		$55	EUR	46	9/20/18	(—	@)
Goldman Sachs International		$67	HKD	529	9/20/18	—	@
Goldman Sachs International		$129	HUF	35,896	9/20/18	(1)
Goldman Sachs International		$131	IDR	1,886,257	9/20/18	(—	@)
Goldman Sachs International		$256	JPY	27,988	9/20/18	(2)
Goldman Sachs International		$33	JPY	3,628	9/20/18	(—	@)
Goldman Sachs International		$200	ZAR	2,739	9/20/18	(3)
Goldman Sachs International	ZAR	8,684		$623	9/20/18	(4)
JPMorgan Chase Bank NA	AUD	789		$582	9/20/18	(3)
JPMorgan Chase Bank NA	MXN	11,881		$590	9/20/18	(1)
JPMorgan Chase Bank NA	TWD	17,132		$576	9/20/18	11
JPMorgan Chase Bank NA	TWD	514		$17	9/20/18	—	@
JPMorgan Chase Bank NA		$80	EUR	69	9/20/18	—	@
JPMorgan Chase Bank NA		$48	JPY	5,274	9/20/18	(—	@)
JPMorgan Chase Bank NA		$159	MXN	3,202	9/20/18	—	@
JPMorgan Chase Bank NA		$2,429	MXN	50,752	9/20/18	95
JPMorgan Chase Bank NA		$132	TWD	4,009	9/20/18	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$139	ZAR	1,927	9/20/18	$—	@
JPMorgan Chase Bank NA	ZAR	3,025		$217	9/20/18	(1)
State Street Bank and Trust Co.	AUD	1,809		$1,333	9/20/18	(6)
State Street Bank and Trust Co.	EUR	91		$106	9/20/18	(1)
UBS AG	AUD	4,171		$3,073	9/20/18	(14)
UBS AG	CAD	351		$265	9/20/18	(2)
UBS AG	CAD	162		$123	9/20/18	(—	@)
UBS AG	CHF	65		$66	9/20/18	(—	@)
UBS AG	DKK	400		$62	9/20/18	(1)
UBS AG	ILS	924		$255	9/20/18	1
UBS AG	ILS	49		$13	9/20/18	—	@
UBS AG	JPY	15,588		$143	9/20/18	1
UBS AG		$314	TRY	1,491	9/20/18	(—	@)
UBS AG		$3,607	TRY	17,739	9/20/18	127
Goldman Sachs International	BRL	30,687		$7,949	5/16/19	263
Goldman Sachs International	BRL	11,461		$2,960	5/16/19	89
Goldman Sachs International	BRL	11,319		$2,928	5/16/19	92
Goldman Sachs International	BRL	364		$91	5/16/19	—	@
Goldman Sachs International		$3,136	BRL	12,128	5/16/19	(98)
JPMorgan Chase Bank NA	CNH	41,081		$6,158	6/20/19	35
JPMorgan Chase Bank NA	CNH	1,669		$249	6/20/19	(—	@)
						$457

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	88	Sep-18	1	$3,485	$(83)
NIKKEI 225 Index (Japan)	21	Sep-18	11	2,108	(27)
S&P 500 E Mini Index (United States)	18	Sep-18	1	2,449	3
TOPIX Index (Japan)	18	Sep-18	180	2,813	(66)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	24	Sep-18	2,400	3,078	8
U.S. Treasury Ultra Bond (United States)	6	Sep-18	600	957	12
Short:
Brent Crude Future (United Kingdom)	1	Jul-18	(1)	(79)	(3)
Copper Future (United States)	33	Sep-18	(825)	(2,447)	36
Euro FX Currency (United States)	65	Sep-18	(8,125)	(9,536)	(30)
German Euro Bund (Germany)	19	Sep-18	(1,900)	(3,607)	(33)
Hang Seng China Enterprises Index (Hong Kong)	60	Jul-18	(3)	(4,156)	18
MSCI Emerging Market E Mini (United States)	2	Sep-18	(— @)	(106)	7
					$(158)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32%	Monthly/ Monthly	10/21/19	MXN	56,252	$(33)	$—	$(33)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19		68,257	(42)	—	(42)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Interest Rate Swap Agreements (cont'd):

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32%	Monthly/ Monthly	10/21/19		$65,631	$(40)	$—		$(40)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.39	Monthly/ Monthly	10/25/19		4,019	(2)	—		(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		63,611	(46)	—		(46)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		65,732	(27)	—		(27)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/ Monthly	12/5/19		62,334	(25)	—		(25)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19		83,107	(9)	—		(9)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/20/19		76,089	(7)	—		(7)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/ Monthly	12/25/19		71,042	(6)	—		(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/ Monthly	12/26/19		38,978	(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/27/19		11,633	(1)	—		(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.77	Monthly/ Monthly	2/24/20		11,258	(4)	—		(4)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.71	Monthly/ Monthly	4/23/20		73,713	(28)	—	@	(28)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/ Monthly	12/9/27		4,145	1	—		1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/ Monthly	12/9/27		4,890	1	—		1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/ Monthly	12/10/27		4,249	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/ Monthly	12/10/27		27,068	— @	—		— @
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/15/27		27,068	(10)	—		(10)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/16/27		27,068	(13)	—		(13)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/ Monthly	12/16/27		27,068	(12)	—		(12)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/ Monthly	12/17/27		28,709	(9)	—		(9)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.92	Monthly/ Monthly	2/14/28		5,345	2	—		2
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	19,431	25	—		25
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27		33,925	20	—		20
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28		17,682	(30)	—		(30)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28		14,077	(28)	—		(28)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		19,032	(40)	—		(40)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28		18,648	(49)	—		(49)
								$(413)	$—	@	$(413)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Received (000)		Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19		$321	$(2)		$—		$(2)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	1,754	5		—		5
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		1,696	11		—		11
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		1,239	(4)		—		(4)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		132	1		—		1
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		$226	17		—		17
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		100	8		—		8
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		52	(—	@)	—		(—	@)
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		79	6		—		6
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18		103	8		—		8
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		320	(5)		—		(5)
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		906	24		—		24
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		970	24		—		24
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		1,879	73		—		73
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		3,589	94		—		94
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		150	—	@	—		—	@
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18		78	(—	@)	—		(—	@)
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18		905	86		(—	@)	86
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18		1,703	45		—		45
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		498	13		—		13
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		70	2		—		2
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		1,373	36		—		36
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		365	9		—		9
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		1,300	12		(—	@)	12
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		660	6		—		6
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		312	3		—		3
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19		786	74		—		74
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19		157	15		—		15

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)			Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	$90	$2		$—		$2
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	706	(1)		—		(1)
JPMorgan Chase Bank NA	JPM Defense Contractors Index††	Pay	3 Month USD LIBOR plus 0.11%	Quarterly	6/17/19	884	58		—		58
							$620	$	(—	@)	$620

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$341	2.23%
Kone Oyj	157,078	8,008	52.22
Schindler Holding AG	31,545	6,792	44.30
Yungtay Engineering Co., Ltd.	121,000	192	1.25
Total		$15,333	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$50	12.89%
Bank of Nova Scotia (The)	1,199	68	17.45
Canadian Imperial Bank of Commerce	436	38	9.75
National Bank of Canada	340	16	4.20
Royal Bank of Canada	1,458	110	28.21
Toronto-Dominion Bank (Th)	1,849	107	27.50
Total		$389	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$186	1.56%
Apergy Corp.	2,987	125	1.04
Caterpillar, Inc.	22,821	3,096	25.91
Cummins, Inc.	6,140	817	6.83
Deere & Co.	12,450	1,740	14.57
Dover Corp.	5,975	437	3.66
Flowserve Corp.	5,050	204	1.71
Illinois Tool Works, Inc.	13,111	1,816	15.20
Ingersoll-Rand PLC	9,543	856	7.17
nVent Electric PLC	6,986	175	1.47
PACCAR, Inc.	13,155	815	6.82
Parker-Hannifin Corp.	5,113	797	6.67
Pentair PLC	6,986	294	2.46
SPX Corp.	1,626	57	0.48
SPX FLOW, Inc.	1,599	70	0.59
Xylem, Inc.	6,850	462	3.86
Total		$11,947	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$4	0.42%
Burberry Group PLC	1,174	33	3.39
Christian Dior SE	65	27	2.73
Cie Financiere Richemont SA	1,578	134	13.54
Hermes International	87	53	5.40
HUGO BOSS AG	194	18	1.78
Kering SA	347	196	19.86
LVMH Moet Hennessy Louis Vuitton SE	1,046	348	35.27
Moncler SpA	700	32	3.23
Puma SE	29	17	1.71
Salvatore Ferragamo SpA	465	11	1.15
Swatch Group AG (The)	151	72	7.25
Tapestry, Inc.	782	37	3.70
Tod's SpA	91	6	0.57
Total		$988	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.38%
Atlas Copco AB	2,617	76	8.34
CNH Industrial N.V.	3,009	32	3.50
CRRC Corp Ltd.	103,323	80	8.77
Doosan Infracore Co., Ltd.	447	4	0.42
Epiroc AB	2,617	27	3.00
GEA Group AG	423	14	1.56
Hino Motors Ltd.	1,266	14	1.48
Hitachi Construction Machinery Co., Ltd.	470	15	1.67
Hiwin Technologies Corp.	608	7	0.79
Hyundai Heavy Industries Co., Ltd.	146	13	1.46
Hyundai Mipo Dockyard Co., Ltd.	44	3	0.37
IMI PLC	602	9	0.98
JTEKT Corp.	753	10	1.12
Kawasaki Heavy Industries Ltd.	365	11	1.18
Komatsu Ltd.	2,129	61	6.66
Kone Oyj	1,156	59	6.45
Kubota Corp.	2,719	43	4.68
MAN SE	323	37	4.00
Melrose Industries PLC	4,303	12	1.32
Metso Oyj	332	11	1.22
NGK Insulators Ltd.	719	13	1.40
Samsung Heavy Industries Co., Ltd.	1,298	8	0.91
Sandvik AB	2,767	49	5.38
Schindler Holding AG	233	50	5.48
SMC Corp.	148	54	5.94
Sulzer AG	104	13	1.39
Sumitomo Heavy Industries Ltd.	271	9	1.00
Volvo AB	4,695	75	8.22
Wartsila Oyj Abp	1,307	26	2.81
Weichai Power Co., Ltd.	19,266	27	2.91
Weir Group PLC (The)	496	13	1.43
Yangzijiang Shipbuilding Holdings Ltd.	8,648	6	0.63
Zoomlion Co., Ltd.	24,564	10	1.15
Total		$913	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$86	0.87%
AbbVie, Inc.	1,291	120	1.22
AES Corp.	2,315	31	0.31
Aetna, Inc.	269	49	0.50
Agilent Technologies, Inc.	260	16	0.16
Alexion Pharmaceuticals, Inc.	181	22	0.23
Align Technology, Inc.	58	20	0.20
Allergan PLC	271	45	0.46
Alliant Energy Corp.	810	34	0.35
Altria Group, Inc.	2,694	153	1.55
Ameren Corp.	851	52	0.53
American Electric Power Co., Inc.	1,724	119	1.21
American Water Works Co., Inc.	625	53	0.54
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	109	1.10
Anthem, Inc.	213	51	0.51
Archer-Daniels-Midland Co.	790	36	0.37
AT&T, Inc.	38,194	1,226	12.42
Baxter International, Inc.	406	30	0.30
Becton Dickinson and Co.	214	51	0.52
Biogen, Inc.	171	50	0.50
Boston Scientific Corp.	1,111	36	0.37
Bristol-Myers Squibb Co.	1,328	73	0.75
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	11	0.11
Cardinal Health, Inc.	256	13	0.13
Celgene Corp.	634	50	0.51
Centene Corp.	140	17	0.18
CenterPoint Energy, Inc.	1,511	42	0.42
CenturyLink, Inc.	6,044	113	1.14
Cerner Corp.	255	15	0.16
Church & Dwight Co., Inc.	350	19	0.19
Cigna Corp.	204	35	0.35
Clorox Co. (The)	181	24	0.25
CMS Energy Corp.	989	47	0.47
Coca-Cola Co. (The)	5,391	236	2.40
Colgate-Palmolive Co.	1,237	80	0.81
Conagra Brands, Inc.	584	21	0.21
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	53	0.53
Cooper Cos., Inc. (The)	40	9	0.10
Costco Wholesale Corp.	616	129	1.30
Coty, Inc.	662	9	0.09
CVS Health Corp.	1,428	92	0.93
Danaher Corp.	495	49	0.50
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	8	0.08
Dominion Energy, Inc.	2,253	154	1.56
DTE Energy Co.	629	65	0.66
Duke Energy Corp.	2,454	194	1.97
Edison International	1,142	72	0.73
Edwards Lifesciences Corp.	171	25	0.25
Eli Lilly & Co.	785	67	0.68
Entergy Corp.	629	51	0.52

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Envision Healthcare Corp.	98	$4	0.04%
Estee Lauder Cos., Inc. (The)	314	45	0.45
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	143	1.45
Express Scripts Holding Co.	468	36	0.37
FirstEnergy Corp.	1,558	56	0.57
General Mills, Inc.	810	36	0.36
Gilead Sciences, Inc.	1,058	75	0.76
HCA Healthcare, Inc.	234	24	0.24
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	18	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	14	0.14
Humana, Inc.	117	35	0.35
IDEXX Laboratories, Inc.	71	15	0.16
Illumina, Inc.	118	33	0.33
Incyte Corp.	138	9	0.09
Intuitive Surgical, Inc.	91	44	0.44
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	17	0.17
Johnson & Johnson	2,174	264	2.67
Kellogg Co.	349	24	0.25
Keurig Dr. Pepper, Inc.	255	31	0.32
Kimberly-Clark Corp.	496	52	0.53
Kraft Heinz Co. (The)	838	53	0.53
Kroger Co. (The)	1,260	36	0.36
Laboratory Corp. of America Holdings	82	15	0.15
McCormick & Co., Inc.	167	19	0.20
McKesson Corp.	170	23	0.23
Medtronic PLC	1,097	94	0.95
Merck & Co., Inc.	2,215	134	1.36
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	18	0.18
Mondelez International, Inc.	2,117	87	0.88
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	16	0.16
NextEra Energy, Inc.	1,641	274	2.78
NiSource, Inc.	1,143	30	0.30
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	218	2.21
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	8	0.08
Pfizer, Inc.	4,834	175	1.78
PG&E Corp.	1,798	77	0.78
Philip Morris International, Inc.	2,181	176	1.78
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	280	2.83
Public Service Enterprise Group, Inc.	1,774	96	0.97
Quest Diagnostics, Inc.	110	12	0.12
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	12	0.12
SCANA Corp.	501	19	0.20
Sempra Energy	880	102	1.03
Southern Co. (The)	3,504	162	1.64
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Stryker Corp.	261	$44	0.45%
Sysco Corp.	682	47	0.47
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	28	0.28
UnitedHealth Group, Inc.	783	192	1.95
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.09
Verizon Communications, Inc.	25,376	1,277	12.93
Vertex Pharmaceuticals, Inc.	204	35	0.35
Walgreens Boots Alliance, Inc.	1,219	73	0.74
Walmart, Inc.	2,056	176	1.78
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	72	0.72
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.19
Zoetis, Inc.	398	34	0.34
Total		$9,869	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$137	1.30%
Accenture PLC	286	47	0.44
Activision Blizzard, Inc.	350	27	0.25
Acuity Brands, Inc.	49	6	0.05
Adobe Systems, Inc.	229	56	0.53
Advance Auto Parts, Inc.	72	10	0.09
Advanced Micro Devices, Inc.	373	6	0.05
Air Products & Chemicals, Inc.	897	140	1.32
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.08
Albemarle Corp.	455	43	0.41
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	156	1.48
Alphabet, Inc.	138	156	1.47
Amazon.com, Inc.	390	663	6.27
American Airlines Group, Inc.	506	19	0.18
AMETEK, Inc.	269	19	0.18
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	16	0.15
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	10	0.10
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	443	4.19
Applied Materials, Inc.	494	23	0.22
Aptiv PLC	261	24	0.23
Arconic, Inc.	493	8	0.08
Autodesk, Inc.	102	13	0.13
Automatic Data Processing, Inc.	206	28	0.26
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	37	0.35
Ball Corp.	1,448	51	0.49
Best Buy Co., Inc.	260	19	0.18

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Boeing Co. (The)	648	$217	2.06%
Booking Holdings, Inc.	48	97	0.92
BorgWarner, Inc.	194	8	0.08
Broadcom, Inc.	188	46	0.43
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	6	0.05
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	23	0.22
Caterpillar, Inc.	690	94	0.89
CBS Corp.	356	20	0.19
CF Industries Holdings, Inc.	960	43	0.40
CH Robinson Worldwide, Inc.	164	14	0.13
Charter Communications, Inc.	197	58	0.55
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	19	0.18
Cisco Systems, Inc.	2,316	100	0.94
Citrix Systems, Inc.	67	7	0.07
Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	151	1.43
Corning, Inc.	418	11	0.11
CSX Corp.	1,066	68	0.64
Cummins, Inc.	184	24	0.23
Darden Restaurants, Inc.	123	13	0.13
Deere & Co.	373	52	0.49
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	38	0.36
Discovery, Inc.	199	5	0.05
Discovery, Inc.	151	4	0.04
DISH Network Corp.	223	7	0.07
Dollar General Corp.	255	25	0.24
Dollar Tree, Inc.	232	20	0.19
Dover Corp.	182	13	0.13
DowDuPont, Inc.	9,605	633	5.99
DR Horton, Inc.	333	14	0.13
DXC Technology Co.	132	11	0.10
Eastman Chemical Co.	596	60	0.56
Eaton Corp PLC	519	39	0.37
eBay, Inc.	461	17	0.16
Ecolab, Inc.	1,072	150	1.42
Electronic Arts, Inc.	143	20	0.19
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	18	0.17
Expedia Group, Inc.	120	14	0.14
Expeditors International of Washington I	211	15	0.15
F5 Networks, Inc.	29	5	0.05
Facebook, Inc.	1,098	213	2.02
Fastenal Co.	336	16	0.15
FedEx Corp.	288	65	0.62
Fidelity National Information Services I	154	16	0.16
Fiserv, Inc.	194	14	0.14
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	49	0.47
Foot Locker, Inc.	121	6	0.06
Ford Motor Co.	3,829	42	0.40

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)		Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Fortive Corp.	356	$27		0.26%
Fortune Brands Home & Security, Inc.	180	10		0.09
Freeport-McMoRan, Inc.	5,539	96		0.91
Gap, Inc. (The)	215	7		0.07
Garmin Ltd.	109	7		0.06
Gartner, Inc.	42	6		0.05
General Dynamics Corp.	325	61		0.57
General Electric Co.	10,102	137		1.30
General Motors Co.	1,284	51		0.48
Genuine Parts Co.	144	13		0.13
Global Payments, Inc.	71	8		0.07
Goodyear Tire & Rubber Co. (The)	246	6		0.05
H&R Block, Inc.	205	5		0.04
Hanesbrands, Inc.	357	8		0.07
Harley-Davidson, Inc.	167	7		0.07
Harris Corp.	55	8		0.08
Hasbro, Inc.	111	10		0.10
Hewlett Packard Enterprise Co.	761	11		0.11
Hilton Worldwide Holdings, Inc.	200	16		0.15
Home Depot, Inc. (The)	1,154	225		2.13
Honeywell International, Inc.	889	128		1.21
HP, Inc.	774	18		0.17
IHS Markit Ltd.	424	22		0.21
Illinois Tool Works, Inc.	361	50		0.47
Ingersoll-Rand PLC	296	27		0.25
Intel Corp.	2,176	108		1.02
International Business Machines Corp.	401	56		0.53
International Flavors & Fragrances, Inc.	325	40		0.38
International Paper Co.	1,700	89		0.84
Interpublic Group of Cos., Inc. (The)	385	9		0.09
Intuit, Inc.	113	23		0.22
Jacobs Engineering Group, Inc.	140	9		0.08
JB Hunt Transport Services, Inc.	100	12		0.12
Johnson Controls International PLC	1,088	36		0.34
Juniper Networks, Inc.	176	5		0.05
Kansas City Southern	123	13		0.12
KLA-Tencor Corp.	73	7		0.07
Kohl's Corp.	165	12		0.11
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	18		0.17
Lam Research Corp.	75	13		0.12
Leggett & Platt, Inc.	130	6		0.05
Lennar Corp.	199	10		0.10
Lennar Corp.	4	—	@	—	@@
LKQ Corp.	302	10		0.09
Lockheed Martin Corp.	292	86		0.82
Lowe's Cos., Inc.	827	79		0.75
LyondellBasell Industries N.V.	1,336	147		1.39
Macy's, Inc.	298	11		0.11
Marriott International, Inc.	306	39		0.37
Martin Marietta Materials, Inc.	259	58		0.55
Masco Corp.	372	14		0.13
Mastercard, Inc.	432	85		0.80
Mattel, Inc.	336	6		0.05
McDonald's Corp.	793	124		1.18
MGM Resorts International	507	15		0.14

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Michael Kors Holdings Ltd.	148	$10	0.09%
Microchip Technology, Inc.	108	10	0.09
Micron Technology, Inc.	516	27	0.26
Microsoft Corp.	3,567	352	3.33
Mohawk Industries, Inc.	62	13	0.13
Mosaic Co. (The)	1,445	41	0.38
Motorola Solutions, Inc.	75	9	0.08
NetApp, Inc.	125	10	0.09
Netflix, Inc.	423	166	1.57
Newell Brands, Inc.	480	12	0.12
Newmont Mining Corp.	2,195	83	0.78
News Corp.	374	6	0.05
News Corp.	119	2	0.02
Nielsen Holdings PLC	392	12	0.11
NIKE, Inc.	1,286	102	0.97
Nordstrom, Inc.	114	6	0.06
Norfolk Southern Corp.	336	51	0.48
Northrop Grumman Corp.	203	62	0.59
Norwegian Cruise Line Holdings Ltd.	174	8	0.08
Nucor Corp.	1,315	82	0.78
nVent Electric PLC	193	5	0.05
NVIDIA Corp.	278	66	0.62
Omnicom Group, Inc.	226	17	0.16
Oracle Corp.	1,399	62	0.58
O'Reilly Automotive, Inc.	86	24	0.22
PACCAR, Inc.	410	25	0.24
Packaging Corp of America	388	43	0.41
Parker-Hannifin Corp.	155	24	0.23
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	44	0.41
Pentair PLC	193	8	0.08
Perspecta, Inc.	66	1	0.01
PPG Industries, Inc.	1,056	110	1.04
PulteGroup, Inc.	272	8	0.07
PVH Corp.	76	11	0.11
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	7	0.06
Raytheon Co.	339	65	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	25	0.24
Roper Technologies, Inc.	119	33	0.31
Ross Stores, Inc.	381	32	0.31
Royal Caribbean Cruises Ltd.	168	17	0.16
salesforce.com, Inc.	316	43	0.41
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.31
Sherwin-Williams Co. (The)	338	138	1.30
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	11	0.10
Southwest Airlines Co.	642	33	0.31

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Stanley Black & Decker, Inc.	179	$24	0.22%
Starbucks Corp.	1,414	69	0.65
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	6	0.06
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	13	0.12
Target Corp.	535	41	0.39
TE Connectivity Ltd.	164	15	0.14
Texas Instruments, Inc.	459	51	0.48
Textron, Inc.	309	20	0.19
Tiffany & Co.	100	13	0.12
TJX Cos., Inc. (The)	623	59	0.56
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	19	0.18
TripAdvisor, Inc.	106	6	0.06
Twenty-First Century Fox, Inc.	1,030	51	0.48
Twenty-First Century Fox, Inc.	430	21	0.20
Ulta Beauty, Inc.	57	13	0.13
Under Armour, Inc.	181	4	0.04
Under Armour, Inc.	182	4	0.04
Union Pacific Corp.	934	132	1.25
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	85	0.81
United Rentals, Inc.	99	15	0.14
United Technologies Corp.	867	108	1.03
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	26	0.25
Viacom, Inc.	345	10	0.10
Visa, Inc.	847	112	1.06
Vulcan Materials Co.	545	70	0.67
Walt Disney Co. (The)	1,511	158	1.50
Waste Management, Inc.	472	38	0.36
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	60	0.56
Whirlpool Corp.	71	10	0.10
WW Grainger, Inc.	61	19	0.18
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.06
Wynn Resorts Ltd.	78	13	0.12
Xerox Corp.	99	2	0.02
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.13
Yum! Brands, Inc.	338	26	0.25
Total		$10,564	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$177	13.18%
China CITIC Bank Corp., Ltd.	743,160	465	34.71
China Everbright Bank Co., Ltd.	57,105	25	1.83
China Merchants Bank Co., Ltd.	131,691	486	36.26
China Minsheng Banking Corp., Ltd.	198,298	142	10.58
Chongqing Rural Commercial Bank Co., Ltd.	77,532	46	3.44
Total		$1,341	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Defense Contractors Index as of June 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Defense Contractors Index
General Dynamics Corp.	10,111	$1,885	20.08%
Harris Corp.	4,030	582	6.20
Huntington Ingalls Industries, Inc.	1,519	329	3.51
Lockheed Martin Corp.	9,713	2,869	30.57
Northrop Grumman Corp.	5,936	1,826	19.46
Raytheon Co.	9,806	1,894	20.18
Total		$9,385	100.00%

@    Value is less than $500.

@@    Index weight is less than 0.005%.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

CDOR  Canadian Dealer Offered Rate.

JIBAR    Johannesburg Interbank Agreed Rate.

LIBOR  London Interbank Offered Rate.

TIIE    Interbank Equilibrium Interest Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	37.6%
Sovereign	29.3
U.S. Treasury Security	17.2
Common Stocks	15.9
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with a value of approximately $34,821,000 and net unrealized depreciation of approximately $158,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $457,000 and does not include open swap agreements with net unrealized appreciation of approximately $207,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $38,840)	$37,726
Investment in Security of Affiliated Issuer, at Value (Cost $9,188)	9,188
Total Investments in Securities, at Value (Cost $48,028)	46,914
Cash	—	@
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,858
Receivable for Variation Margin on Futures Contracts	1,164
Interest Receivable	1,057
Unrealized Appreciation on Swap Agreements	632
Receivable for Variation Margin on Swap Agreements	438
Tax Reclaim Receivable	58
Receivable from Affiliate	19
Receivable for Swap Agreements Termination	1
Dividends Receivable	—	@
Other Assets	92
Total Assets	52,233
Liabilities:
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,401
Due to Broker	750
Bank Overdraft	333
Payable for Fund Shares Redeemed	56
Payable for Professional Fees	55
Payable for Swap Agreements Termination	54
Payable for Advisory Fees	41
Deferred Capital Gain Country Tax	14
Unrealized Depreciation on Swap Agreements	12
Payable for Custodian Fees	11
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	4
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Upfront Payment Received on Open Swap Agreements	—	@
Payable for Investments Purchased	—	@
Other Liabilities	16
Total Liabilities	2,770
Net Assets	$49,463
Net Assets Consist Of:
Paid-in-Capital	$133,786
Accumulated Undistributed Net Investment Income	752
Accumulated Net Realized Loss	(84,446)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $14 of Deferred Capital Gain Country Tax)	(1,128)
Futures Contracts	(158)
Swap Agreements	207
Foreign Currency Forward Exchange Contracts	457
Foreign Currency Translation	(7)
Net Assets	$49,463

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$42,931
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,465,703
Net Asset Value, Offering and Redemption Price Per Share	$9.61
CLASS A:
Net Assets	$3,628
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	381,322
Net Asset Value, Redemption Price Per Share	$9.51
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$10.04
CLASS L:
Net Assets	$2,773
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	295,898
Net Asset Value, Offering and Redemption Price Per Share	$9.37
CLASS C:
Net Assets	$122
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,210
Net Asset Value, Offering and Redemption Price Per Share	$9.21
CLASS IS:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$9.61

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Multi-Asset Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$864
Dividends from Securities of Unaffiliated Issuers (Net of $31 of Foreign Taxes Withheld)	228
Dividends from Security of Affiliated Issuer (Note G)	119
Total Investment Income	1,211
Expenses:
Advisory Fees (Note B)	275
Custodian Fees (Note F)	79
Professional Fees	74
Administration Fees (Note C)	26
Registration Fees	22
Transfer Agency Fees — Class I (Note E)	9
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	11
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	9
Pricing Fees	9
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	549
Waiver of Advisory Fees (Note B)	(158)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(14)
Net Expenses	362
Net Investment Income	849
Realized Gain (Loss):
Investments Sold (Net of $38 of Capital Gain Country Tax)	3,165
Foreign Currency Forward Exchange Contracts	1,909
Foreign Currency Translation	(46)
Futures Contracts	73
Swap Agreements	(1,475)
Net Realized Gain	3,626
Change in Unrealized Appreciation (Depreciation):
Investments (Net Increase in Deferred Capital Gain Country Tax of $14)	(5,557)
Foreign Currency Forward Exchange Contracts	324
Foreign Currency Translation	(13)
Futures Contracts	287
Swap Agreements	108
Net Change in Unrealized Appreciation (Depreciation)	(4,851)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,225)
Net Decrease in Net Assets Resulting from Operations	$(376)

@  Value is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Multi-Asset Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$849	$1,693
Net Realized Gain (Loss)	3,626	(5,316)
Net Change in Unrealized Appreciation (Depreciation)	(4,851)	3,009
Net Decrease in Net Assets Resulting from Operations	(376)	(614)
Capital Share Transactions:(1)
Class I:
Subscribed	2,005	22,279
Redeemed	(23,891)	(66,426)
Class A:
Subscribed	267	597
Redeemed	(418)	(9,586)
Class L:
Redeemed	(445)	(3,027)
Class C:
Subscribed	14	55
Redeemed	(17)	(198)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,485)	(56,306)
Total Decrease in Net Assets	(22,861)	(56,920)
Net Assets:
Beginning of Period	72,324	129,244
End of Period (Including Accumulated Undistributed Net Investment Income and Accumulated Net Investment Loss of $752 and $(97), respectively)	$49,463	$72,324
(1) Capital Share Transactions:
Class I:
Shares Subscribed	206	2,289
Shares Redeemed	(2,495)	(6,816)
Net Decrease in Class I Shares Outstanding	(2,289)	(4,527)
Class A:
Shares Subscribed	28	62
Shares Redeemed	(44)	(999)
Net Decrease in Class A Shares Outstanding	(16)	(937)
Class L:
Shares Redeemed	(48)	(319)
Class C:
Shares Subscribed	2	6
Shares Redeemed	(2)	(21)
Net Decrease in Class C Shares Outstanding	—	(15)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$9.65		$9.72		$10.17		$11.55		$11.68		$10.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.13		0.19		0.03		0.07		(0.02)		0.03
Net Realized and Unrealized Gain (Loss)	(0.17)		(0.26)		(0.31)		(1.29)		0.11		1.84
Total from Investment Operations	(0.04)		(0.07)		(0.28)		(1.22)		0.09		1.87
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.17)		(0.16)		(0.22)		—
Net Realized Gain	—		—		—		—		(0.00	)(4)	(0.49)
Total Distributions	—		—		(0.17)		(0.16)		(0.22)		(0.49)
Net Asset Value, End of Period	$9.61		$9.65		$9.72		$10.17		$11.55		$11.68
Total Return(5)	(0.41	)%(7)	(0.72)%		(2.75)%		(10.60)%		0.77%		18.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,931		$65,156		$109,692		$280,423		$495,419		$107,463
Ratio of Expenses to Average Net Assets(9)	1.07	%(6)(8)	1.03	%(6)	1.04	%(6)	1.05	%(6)	1.01	%(6)	1.03	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	2.64	%(6)(8)	1.91	%(6)	0.35	%(6)	0.60	%(6)	(0.14	)%(6)	0.25	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.07%		0.06%		0.04%		0.09%		0.07%
Portfolio Turnover Rate	109	%(7)	386%		353%		355%		264%		223%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.62	%(8)	1.44%		1.25%		1.14%		1.21%		1.97%
Net Investment Income (Loss) to Average Net Assets	2.09	%(8)	1.50%		0.14%		0.51%		(0.34)%		(0.69)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$9.54		$9.68		$10.09		$11.50		$11.63		$10.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.13		0.14		(0.00	)(4)	0.03		(0.05)		0.01
Net Realized and Unrealized Gain (Loss)	(0.16)		(0.28)		(0.31)		(1.28)		0.11		1.82
Total from Investment Operations	(0.03)		(0.14)		(0.31)		(1.25)		0.06		1.83
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.10)		(0.16)		(0.19)		—
Net Realized Gain	—		—		—		—		(0.00	)(4)	(0.49)
Total Distributions	—		—		(0.10)		(0.16)		(0.19)		(0.49)
Net Asset Value, End of Period	$9.51		$9.54		$9.68		$10.09		$11.50		$11.63
Total Return(5)	(0.42	)%(8)	(1.24)%		(2.94)%		(11.00)%		0.55%		17.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,628		$3,791		$12,914		$29,123		$54,771		$13,437
Ratio of Expenses to Average Net Assets(10)	1.42	%(6)(9)	1.38	%(6)	1.39	%(6)	1.37	%(6)	1.30	%(6)	1.30	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	2.64	%(6)(9)	1.46	%(6)	(0.01	)%(6)	0.27	%(6)	(0.43	)%(6)	0.07	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(9)	0.07%		0.06%		0.04%		0.09%		0.07%
Portfolio Turnover Rate	109	%(8)	386%		353%		355%		264%		223%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.09	%(9)	1.76%		1.59%		1.47%		1.46%		2.24%
Net Investment Income (Loss) to Average Net Assets	1.97	%(9)	1.08%		(0.21)%		0.17%		(0.59)%		(0.87)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class A shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$9.44		$9.60		$9.94		$11.39		$11.53		$10.26
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.10		0.10		(0.04)		(0.02)		(0.10)		(0.05)
Net Realized and Unrealized Gain (Loss)	(0.17)		(0.26)		(0.30)		(1.27)		0.10		1.81
Total from Investment Operations	(0.07)		(0.16)		(0.34)		(1.29)		(0.00	)(4)	1.76
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.16)		(0.14)		—
Net Realized Gain	—		—		—		—		(0.00	)(4)	(0.49)
Total Distributions	—		—		—		(0.16)		(0.14)		(0.49)
Net Asset Value, End of Period	$9.37		$9.44		$9.60		$9.94		$11.39		$11.53
Total Return(5)	(0.74	)%(8)	(1.67)%		(3.42)%		(11.37)%		0.02%		17.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,773		$3,242		$6,357		$14,443		$41,253		$9,513
Ratio of Expenses to Average Net Assets(10)	1.92	%(6)(9)	1.86	%(6)	1.85	%(6)	1.85	%(6)	1.77	%(6)	1.79	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	2.11	%(6)(9)	1.09	%(6)	(0.43	)%(6)	(0.18	)%(6)	(0.90	)%(6)	(0.46	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(9)	0.07%		0.06%		0.04%		0.09%		0.07%
Portfolio Turnover Rate	109	%(8)	386%		353%		355%		264%		223%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.46	%(9)	2.24%		2.02%		1.92%		1.93%		2.73%
Net Investment Income (Loss) to Average Net Assets	1.57	%(9)	0.71%		(0.60)%		(0.25)%		(1.06)%		(1.40)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.85% for Class L shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$9.28		$9.47		$9.93		$11.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.09		0.07		(0.09)		(0.07)
Net Realized and Unrealized Loss	(0.16)		(0.26)		(0.28)		(0.93)
Total from Investment Operations	(0.07)		(0.19)		(0.37)		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		(0.16)
Net Asset Value, End of Period	$9.21		$9.28		$9.47		$9.93
Total Return(5)	(0.86	)%(7)	(1.90)%		(3.70)%		(9.07	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$122		$126		$272		$420
Ratio of Expenses to Average Net Assets(9)	2.17	%(6)(8)	2.13	%(6)	2.14	%(6)	2.17	%(6)(8)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	1.94	%(6)(8)	0.70	%(6)	(0.95	)%(6)	(1.07	)%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.07%		0.06%		0.03	%(8)
Portfolio Turnover Rate	109	%(7)	386%		353%		355%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.33	%(8)	3.67%		2.88%		2.59	%(8)
Net Investment Loss to Average Net Assets	(0.22	)%(8)	(0.84)%		(1.69)%		(1.49	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Consolidated Financial Highlights

Multi-Asset Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015(3)
Net Asset Value, Beginning of Period	$9.65		$9.72		$10.17		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.15		0.25		0.13		0.01
Net Realized and Unrealized Loss	(0.19)		(0.32)		(0.41)		(0.77)
Total from Investment Operations	(0.04)		(0.07)		(0.28)		(0.76)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.17)		(0.16)
Net Asset Value, End of Period	$9.61		$9.65		$9.72		$10.17
Total Return(5)	(0.31	)%(7)	(0.82)%		(2.65)%		(6.89	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9		$9		$9
Ratio of Expenses to Average Net Assets(9)	1.04	%(6)(8)	1.01	%(6)	1.01	%(6)	1.04	%(6)(8)
Ratio of Net Investment Income to Average Net Assets(9)	3.04	%(6)(8)	2.53	%(6)	1.36	%(6)	0.23	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.06%		0.06%		0.03	%(8)
Portfolio Turnover Rate	109	%(7)	386%		353%		355%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	22.82	%(8)	22.88%		22.77%		17.31	%(8)
Net Investment Loss to Average Net Assets	(18.74	)%(8)	(19.34)%		(20.40)%		(16.04	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Multi- Asset Portfolio. The Fund seeks total return. The Fund's ("Adviser"), Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2018, the Subsidiary represented approximately $9,726,000 or approximately 19.66% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue

Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Ad-

viser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$223		$—	$—	$223
Banks	132		—	—	132
Building Products	87		—	—	87
Capital Markets	158		—	—	158
Commercial Services & Supplies	33		—	—	33
Construction & Engineering	404		—	—	404
Construction Materials	39		—	—	39
Consumer Finance	5,417		—	—	5,417
Equity Real Estate Investment Trusts (REITs)	—	@	—	—	—	@
Hotels, Restaurants & Leisure	128		—	—	128
Information Technology Services	292		—	—	292
Professional Services	245		—	—	245
Road & Rail	77		—	—	77
Semiconductors & Semiconductor Equipment	—		—	1	1
Trading Companies & Distributors	32		—	—	32
Transportation Infrastructure	216		—	—	216
Total Common Stocks	7,483		—	1	7,484
Fixed Income Securities
Sovereign	—		13,723	—	13,723
U.S. Treasury Security	—		8,090	—	8,090
Total Fixed Income Securities	—		21,813	—	21,813
Short-Term Investments
Investment Company	9,188		—	—	9,188
U.S. Treasury Security	—		8,429	—	8,429
Total Short-Term Investments	9,188		8,429	—	17,617
Foreign Currency Forward Exchange Contracts	—		1,858	—	1,858
Futures Contracts	84		—	—	84
Interest Rate Swap Agreements	—		49	—	49
Total Return Swap Agreements	—		632	—	632
Total Assets	16,755		32,781	1	49,537

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,401)	$—	$(1,401)
Futures Contracts	(242)	—	—	(242)
Interest Rate Swap Agreements	—	(462)	—	(462)
Total Return Swap Agreements	—	(12)	—	(12)
Total Liabilities	(242)	(1,875)	—	(2,117)
Total	$16,513	$30,906	$1	$47,420

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $2,066,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017 were valued using unadjusted quoted prices at June 30, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance		$1
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation		(—	@)
Realized (losses)		—
Ending Balance		$1
Net change in unrealized (depreciation) from investments still held as of June 30, 2018	$	(—	@)

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Semiconductors & Semiconductor Equipment
Common Stock	$1	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.004	$0.004	$0.004	Increase
			Discount for Recoverability of Certain Assets	75.0%	75.0%	75.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Foreign Currency Forward Contracts	Unrealized Appreciation on Exchange Contracts	Currency Risk	$1,858
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	36	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	28	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	20	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	632
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	49	(a)
Total			$2,623
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Foreign Currency Forward Contracts	Unrealized Deppreciation on Exchange Contracts	Currency Risk	$(1,401)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(3	)(a)
Futures Contract	Variation Margin on Futures Contract	Currency Risk	(30	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(176	)(a)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	(33	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(12)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(462	)(a)
Total			$(2,117)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,909
Commodity Risk	Futures Contracts	96
Currency Risk	Futures Contracts	169
Equity Risk	Futures Contracts	217
Interest Rate Risk	Futures Contracts	(409)
Equity Risk	Swap Agreements	(2,037)
Interest Rate Risk	Swap Agreements	562
Total		$507
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward
	Exchange Contracts	$324
Commodity Risk	Futures Contracts	334
Currency Risk	Futures Contracts	214
Equity Risk	Futures Contracts	(174)
Interest Rate Risk	Futures Contracts	(87)
Equity Risk	Swap Agreements	1,090
Interest Rate Risk	Swap Agreements	(982)
Total		$719

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,858	$(1,401)
Swap Agreements	632	(12)
Total	$2,490	$(1,413)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$15		$(3)	$—	$12
Bank of Montreal	1		—	—	1
Bank of New York Mellon	—	@	—	—	— @
Barclays Bank PLC	27		(16)	—	11
BNP Paribas SA	254		(5)	(249)	0
Citibank NA	1,039		(1,039)	—	0
Commonwealth Bank of Australia	1		(1)	—	0
Credit Suisse International	—	@	(— @)	—	0
Goldman Sachs International	604		(121)	(170)	313
JPMorgan Chase Bank NA	420		(6)	(260)	154
UBS AG	129		(17)	—	112
Total	$2,490		$(1,208)	$(679)	$603
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3		$(3)	$—	$0
Barclays Bank PLC	37		(16)	—	21
BNP Paribas SA	65		(5)	(60)	0
Citibank NA	1,149		(1,039)	—	110
Commonwealth Bank of Australia	7		(1)	—	6
Credit Suisse International	1		(— @)	—	1
Goldman Sachs International	121		(121)	—	0
JPMorgan Chase Bank NA	6		(6)	—	0
State Street Bank and Trust Co.	7		—	—	7
UBS AG	17		(17)	—	0
Total	$1,413		$(1,208)	$(60)	$145

@ Value is less than $500.

(d) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$134,654,000
Futures Contracts:
Average monthly original value	$95,540,000
Swap Agreements:
Average monthly notional amount	$98,989,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 1.07% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $158,000 of advisory fees were waived and approximately $15,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $29,683,000 and $40,425,000, respectively. For the six months ended June 30, 2018, purchases and sales of long-term U.S. Government securities were approximately $10,946,000 and $3,470,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$28,990	$56,953	$76,755	$119
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$9,188

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned or repatriated. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$3,526	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on certain equity securities designated as issued by passive foreign investment companies, swap transactions, foreign capital gains tax and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(410)	$930	$(520)

At December 31, 2017, the Fund had no distributable earnings on a tax basis.

At December 31, 2017, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $84,170,000 and $3,767,000, respectively, that do not have an expiration date

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2017, the Fund deferred to January 1, 2018 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$476	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 86.0%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMASAN
2193690 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Small Company Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$1,162.40	$1,019.89	$5.31	$4.96	0.99%
Small Company Growth Portfolio Class A	1,000.00	1,161.30	1,018.35	6.97	6.51	1.30
Small Company Growth Portfolio Class L	1,000.00	1,157.20	1,015.67	9.84	9.20	1.84
Small Company Growth Portfolio Class C	1,000.00	1,156.80	1,014.38	11.23	10.49	2.10
Small Company Growth Portfolio Class IS	1,000.00	1,163.30	1,020.23	4.93	4.61	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (92.5%)
Banks (1.4%)
Metro Bank PLC (United Kingdom) (a)	95,266	$4,069
Biotechnology (1.8%)
Agios Pharmaceuticals, Inc. (a)	10,957	923
Bellicum Pharmaceuticals, Inc. (a)	77,186	569
Editas Medicine, Inc. (a)	52,711	1,889
Intellia Therapeutics, Inc. (a)	49,989	1,368
Intrexon Corp. (a)(b)	37,099	517
		5,266
Construction Materials (2.6%)
Eagle Materials, Inc.	38,532	4,044
Summit Materials, Inc., Class A (a)	136,640	3,587
		7,631
Health Care Equipment & Supplies (3.0%)
Penumbra, Inc. (a)	62,856	8,684
Health Care Providers & Services (6.4%)
HealthEquity, Inc. (a)	249,721	18,754
Health Care Technology (9.8%)
athenahealth, Inc. (a)	86,193	13,717
Castlight Health, Inc., Class B (a)	567,896	2,414
Cotiviti Holdings, Inc. (a)	281,424	12,419
		28,550
Hotels, Restaurants & Leisure (13.7%)
Habit Restaurants, Inc. (The) (a)	651,892	6,519
Lindblad Expeditions Holdings, Inc. (a)	234,102	3,102
Potbelly Corp. (a)	475,558	6,159
Shake Shack, Inc., Class A (a)	303,573	20,090
Zoe's Kitchen, Inc. (a)(b)	401,450	3,918
		39,788
Household Durables (1.3%)
Installed Building Products, Inc. (a)	66,352	3,752
Insurance (2.0%)
Trupanion, Inc. (a)(b)	150,631	5,814
Internet & Direct Marketing Retail (4.4%)
MakeMyTrip Ltd. (a)	120,436	4,354
Overstock.com, Inc. (a)(b)	248,888	8,375
		12,729
Internet Software & Services (24.6%)
Appfolio, Inc. (a)	77,101	4,715
Coupa Software, Inc. (a)	330,545	20,573
Etsy, Inc. (a)	131,826	5,562
New Relic, Inc. (a)	48,795	4,908
Okta, Inc. (a)	290,580	14,636
Shutterstock, Inc. (a)	85,560	4,061
Stamps.com, Inc. (a)	16,229	4,107
Wix.com Ltd. (Israel) (a)	48,400	4,854
Yelp, Inc. (a)	211,387	8,282
		71,698
Media (1.5%)
Emerald Expositions Events, Inc.	208,327	4,291
	Shares	Value (000)
Professional Services (3.4%)
WageWorks, Inc. (a)	195,515	$9,776
Software (10.4%)
Ellie Mae, Inc. (a)	130,053	13,505
HubSpot, Inc. (a)	34,990	4,388
Workiva, Inc. (a)	153,807	3,753
Xero Ltd. (New Zealand) (a)	135,125	4,501
Zendesk, Inc. (a)	76,479	4,167
		30,314
Specialty Retail (2.1%)
Carvana Co. (a)(b)	150,761	6,272
Textiles, Apparel & Luxury Goods (1.7%)
Brunello Cucinelli SpA (Italy)	109,017	4,870
Thrifts & Mortgage Finance (1.0%)
LendingTree, Inc. (a)	14,375	3,073
Trading Companies & Distributors (1.4%)
Beacon Roofing Supply, Inc. (a)	94,067	4,009
Total Common Stocks (Cost $208,890)		269,340
Preferred Stocks (5.1%)
Health Care Technology (2.7%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	7,911
Software (2.4%)
DOMO, Inc. Series D (a)	170,315	4,650
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,241
		6,891
Total Preferred Stocks (Cost $27,397)		14,802
Short-Term Investments (9.7%)
Securities held as Collateral on Loaned Securities (7.3%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	17,429,272	17,429
	Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $998; fully collateralized by U.S. Government obligations; 1.00% - 1.88% due 3/31/22 - 2/15/46; valued at $1,018)	$998	998
HSBC Securities USA, Inc., (2.10%, dated 6/29/18, due 7/2/18; proceeds $1,464; fully collateralized by U.S. Government obligations; 0.00% due 5/15/19 - 2/15/23; valued at $1,493)	1,464	1,464

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (2.12%, dated 6/29/18, due 7/2/18; proceeds $1,330; fully collateralized by U.S. Government agency securities; 3.00% - 4.00% due 8/1/32 - 12/1/44; valued at $1,357)	$1,330	$1,330
		3,792
Total Securities held as Collateral on Loaned Securities (Cost $21,221)		21,221
	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $6,894)	6,893,846	6,894
Total Short-Term Investments (Cost $28,115)		28,115
Total Investments Excluding Purchased Options (107.3%) (Cost $264,402)		312,257
Total Purchased Options Outstanding (0.1%) (Cost $1,126)		309
Total Investments (107.4%) (Cost $265,528) Including $22,120 of Securities Loaned (f)		312,566
Liabilities in Excess of Other Assets (–7.4%)		(21,664)
Net Assets (100.0%)		$290,902

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2018.

(c)  Security has been deemed illiquid at June 30, 2018.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2018 amounts to approximately $10,152,000 and represents 3.5% of net assets.

(e)  At June 30, 2018, the Fund held fair valued securities valued at approximately $10,152,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(f)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $76,446,000 and the aggregate gross unrealized depreciation is approximately $29,408,000, resulting in net unrealized appreciation of approximately $47,038,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	67,676,212	67,676	$241	$294	$(53)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	98,365,333	98,365	64	407	(343)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	80,114,099	80,114	4	425	(421)
							$309	$1,126	$(817)

CNH  Chinese Yuan Renminbi Offshore

USD  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.9%
Internet Software & Services	24.6
Hotels, Restaurants & Leisure	13.7
Software	12.8
Health Care Technology	12.5
Health Care Providers & Services	6.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $241,205)	$288,243
Investment in Security of Affiliated Issuer, at Value (Cost $24,323)	24,323
Total Investments in Securities, at Value (Cost $265,528)	312,566
Foreign Currency, at Value (Cost $1)	1
Cash	40
Receivable for Fund Shares Sold	355
Receivable from Securities Lending Income	65
Receivable from Affiliate	15
Dividends Receivable	4
Tax Reclaim Receivable	3
Other Assets	93
Total Assets	313,142
Liabilities:
Collateral on Securities Loaned, at Value	21,262
Payable for Advisory Fees	521
Payable for Sub Transfer Agency Fees — Class I	95
Payable for Sub Transfer Agency Fees — Class A	27
Payable for Sub Transfer Agency Fees — Class L	2
Due to Broker	120
Payable for Professional Fees	60
Payable for Fund Shares Redeemed	36
Payable for Administration Fees	20
Payable for Directors' Fees and Expenses	18
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Shareholder Services Fees — Class A	9
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	9
Other Liabilities	47
Total Liabilities	22,240
Net Assets	$290,902
Net Assets Consist Of:
Paid-in-Capital	$236,803
Accumulated Net Investment Loss	(756)
Accumulated Undistributed Net Realized Gain	7,817
Unrealized Appreciation (Depreciation) on:
Investments	47,038
Foreign Currency Translation	(—	@)
Net Assets	$290,902

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$127,066
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,979,727
Net Asset Value, Offering and Redemption Price Per Share	$12.73
CLASS A:
Net Assets	$43,436
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,143,267
Net Asset Value, Redemption Price Per Share	$10.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.06
CLASS L:
Net Assets	$1,472
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	149,728
Net Asset Value, Offering and Redemption Price Per Share	$9.83
CLASS C:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,272
Net Asset Value, Offering and Redemption Price Per Share	$10.38
CLASS IS:
Net Assets	$118,915
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,286,345
Net Asset Value, Offering and Redemption Price Per Share	$12.81
(1) Including: Securities on Loan, at Value:	$22,120

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Income from Securities Loaned — Net	$677
Dividends from Security of Affiliated Issuer (Note G)	77
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	38
Total Investment Income	792
Expenses:
Advisory Fees (Note B)	1,330
Administration Fees (Note C)	116
Sub Transfer Agency Fees — Class I	80
Sub Transfer Agency Fees — Class A	21
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	72
Shareholder Services Fees — Class A (Note D)	51
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Registration Fees	30
Shareholder Reporting Fees	22
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Custodian Fees (Note F)	9
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	25
Expenses Before Non Operating Expenses	1,784
Bank Overdraft Expense	4
Total Expenses	1,788
Waiver of Advisory Fees (Note B)	(266)
Reimbursement of Class Specific Expenses — Class I (Note B)	(37)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	1,471
Net Investment Loss	(679)
Realized Gain (Loss):
Investments Sold	25,011
Foreign Currency Translation	(6)
Net Realized Gain	25,005
Change in Unrealized Appreciation (Depreciation):
Investments	22,000
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	22,000
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	47,005
Net Increase in Net Assets Resulting from Operations	$46,326

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(679)	$(3,951)
Net Realized Gain	25,005	171,671
Net Change in Unrealized Appreciation (Depreciation)	22,000	(62,911)
Net Increase in Net Assets Resulting from Operations	46,326	104,809
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(66,031)
Class A:
Net Realized Gain	—	(18,203)
Class L:
Net Realized Gain	—	(589)
Class C:
Net Realized Gain	—	(4)
Class IS:
Net Realized Gain	—	(51,397)
Total Distributions	—	(136,224)
Capital Share Transactions:(1)
Class I:
Subscribed	27,157	47,817
Distributions Reinvested	—	65,879
Redeemed	(63,927)	(259,329)
Class A:
Subscribed	3,311	5,601
Distributions Reinvested	—	18,092
Redeemed	(6,628)	(64,607)
Class L:
Distributions Reinvested	—	586
Redeemed	(47)	(504)
Class C:
Subscribed	5	33 *
Redeemed	(24)	—
Class IS:
Subscribed	10,431	60,649
Distributions Reinvested	—	50,949
Redeemed	(38,655)	(337,736)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(68,377)	(412,570)
Redemption Fees	2	17
Total Decrease in Net Assets	(22,049)	(443,968)
Net Assets:
Beginning of Period	312,951	756,919
End of Period (Including Accumulated Net Investment Loss of $(756) and $(77))	$290,902	$312,951

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Small Company Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,374	3,416
Shares Issued on Distributions Reinvested	—	5,619
Shares Redeemed	(5,416)	(19,091)
Net Decrease in Class I Shares Outstanding	(3,042)	(10,056)
Class A:
Shares Subscribed	341	454
Shares Issued on Distributions Reinvested	—	1,855
Shares Redeemed	(707)	(5,295)
Net Decrease in Class A Shares Outstanding	(366)	(2,986)
Class L:
Shares Issued on Distributions Reinvested	—	64
Shares Redeemed	(5)	(43)
Net Increase (Decrease) in Class L Shares Outstanding	(5)	21
Class C:
Shares Subscribed	1	3 *
Shares Redeemed	(3)	—
Net Increase (Decrease) in Class C Shares Outstanding	(2)	3
Class IS:
Shares Subscribed	878	4,289
Shares Issued on Distributions Reinvested	—	4,361
Shares Redeemed	(3,376)	(24,070)
Net Decrease in Class IS Shares Outstanding	(2,498)	(15,420)

*  For the period May 31, 2017 through December 31, 2017.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.90		$13.26		$13.75		$16.50		$20.55		$14.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.11)		0.00	(3)	(0.05)		(0.06)		(0.09)
Net Realized and Unrealized Gain (Loss)	1.86		2.91		(0.05)		(1.51)		(2.04)		8.77
Total from Investment Operations	1.83		2.80		(0.05)		(1.56)		(2.10)		8.68
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.16)		(0.44)		(1.19)		(1.95)		(2.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$12.73		$10.90		$13.26		$13.75		$16.50		$20.55
Total Return(4)	16.24	%(8)	21.87%		(0.35)%		(9.58)%		(9.68)%		62.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,066		$141,954		$305,945		$718,386		$1,156,812		$2,017,558
Ratio of Expenses to Average Net Assets(10)	0.99	%(5)(9)	0.99	%(5)	1.02	%(5)(6)	1.05	%(5)	1.05	%(5)	1.04	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%(5)(9)	0.99	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(10)	(0.43	)%(5)(9)	(0.77	)%(5)	0.02	%(5)	(0.29	)%(5)	(0.34	)%(5)	(0.49	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	36	%(8)	97%		51%		42%		53%		43%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%(9)	1.20%		1.17%		1.11%		1.13%		1.08%
Net Investment Loss to Average Net Assets	(0.68	)%(9)	(0.98)%		(0.13)%		(0.35)%		(0.42)%		(0.53)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I share. Prior to July 1, 2016, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.99		$11.72		$12.25		$14.89		$18.83		$13.13
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.14)		(0.04)		(0.09)		(0.11)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.53		2.57		(0.05)		(1.36)		(1.88)		8.12
Total from Investment Operations	1.49		2.43		(0.09)		(1.45)		(1.99)		7.99
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.16)		(0.44)		(1.19)		(1.95)		(2.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$10.48		$8.99		$11.72		$12.25		$14.89		$18.83
Total Return(4)	16.13	%(9)	21.57%		(0.73)%		(9.88)%		(9.98)%		61.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,436		$40,531		$87,864		$136,621		$186,307		$282,632
Ratio of Expenses to Average Net Assets(11)	1.30	%(5)(10)	1.34	%(5)	1.37	%(5)(7)	1.37	%(5)	1.38	%(5)	1.31	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%(5)(10)	1.34	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(11)	(0.76	)%(5)(10)	(1.12	)%(5)	(0.35	)%(5)	(0.61	)%(5)	(0.67	)%(5)	(0.75	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	36	%(9)	97%		51%		42%		53%		43%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.49	%(10)	1.51%		1.45%		1.38%		N/A		1.35%
Net Investment Loss to Average Net Assets	(0.95	)%(10)	(1.29)%		(0.43)%		(0.62)%		N/A		(0.79)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2016, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Small Company Growth Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.46		$11.34		$11.92		$14.60		$18.60		$13.06
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.19)		(0.10)		(0.16)		(0.19)		(0.21)
Net Realized and Unrealized Gain (Loss)	1.43		2.47		(0.04)		(1.33)		(1.86)		8.04
Total from Investment Operations	1.37		2.28		(0.14)		(1.49)		(2.05)		7.83
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.16)		(0.44)		(1.19)		(1.95)		(2.29)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$9.83		$8.46		$11.34		$11.92		$14.60		$18.60
Total Return(4)	15.72	%(9)	20.95%		(1.17)%		(10.36)%		(10.43)%		60.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,472		$1,310		$1,524		$1,874		$2,370		$2,632
Ratio of Expenses to Average Net Assets(11)	1.84	%(5)(10)	1.84	%(5)	1.87	%(5)(7)	1.90	%(5)	1.90	%(5)	1.83	%(5)(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.84	%(5)(10)	1.84	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss to Average Net Assets(11)	(1.29	)%(5)(10)	(1.61	)%(5)	(0.88	)%(5)	(1.33	)%(5)	(1.16	)%(5)	(1.27	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	36	%(9)	97%		51%		42%		53%		43%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.12	%(10)	2.27%		2.21%		2.10%		2.02%		1.92%
Net Investment Loss to Average Net Assets	(1.57	)%(10)	(2.04)%		(1.22)%		(1.34)%		(1.28)%		(1.36)%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2016, the maximum ratio was 1.90% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Small Company Growth Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Period from May 31, 2017(1) to December 31, 2017
Net Asset Value, Beginning of Period	$8.93		$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.13)
Net Realized and Unrealized Gain	1.52		0.63
Total from Investment Operations	1.45		0.50
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.16)
Redemption Fees	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$10.38		$8.93
Total Return(4)	15.68	%(7)	4.36	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$30
Ratio of Expenses to Average Net Assets(9)	2.10	%(5)(8)	2.10	%(5)(8)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.10	%(5)(8)	2.10	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(1.50	)%(5)(8)	(1.82	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	36	%(7)	97%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.84	%(8)	21.29	%(8)
Net Investment Loss to Average Net Assets	(9.24	)%(8)	(21.01	)%(8)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Small Company Growth Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$10.96		$13.29		$13.77		$16.51		$20.55		$19.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		(0.10)		0.01		(0.03)		(0.03)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.87		2.93		(0.05)		(1.52)		(2.06)		3.15
Total from Investment Operations	1.85		2.83		(0.04)		(1.55)		(2.09)		3.13
Distributions from and/or in Excess of:
Net Realized Gain	—		(5.16)		(0.44)		(1.19)		(1.95)		(2.09)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$12.81		$10.96		$13.29		$13.77		$16.51		$20.55
Total Return(5)	16.33	%(10)	22.08%		(0.28)%		(9.52)%		(9.63)%		16.50	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$118,915		$129,126		$361,586		$660,134		$671,885		$125,351
Ratio of Expenses to Average Net Assets(12)	0.92	%(6)(11)	0.92	%(6)	0.95	%(6)(8)	0.98	%(6)	0.97	%(6)	0.97	%(6)(7)(11)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.92	%(6)(11)	0.92	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(12)	(0.37	)%(6)(11)	(0.71	)%(6)	0.08	%(6)	(0.21	)%(6)	(0.17	)%(6)	(0.30	)%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(11)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(11)
Portfolio Turnover Rate	36	%(10)	97%		51%		42%		53%		43%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.12	%(11)	1.09%		1.03%		0.99%		0.98%		0.99	%(11)
Net Investment Loss to Average Net Assets	(0.57	)%(11)	(0.88)%		(0.00	)%(9)	(0.22)%		(0.18)%		(0.32	)%(11)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.98% for Class IS shares.

(8)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares. Prior to July 1, 2016, the maximum ratio was 0.98% for Class IS shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. The Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$4,069	$—	$—	$4,069
Biotechnology	5,266	—	—	5,266
Construction Materials	7,631	—	—	7,631
Health Care Equipment & Supplies	8,684	—	—	8,684
Health Care Providers & Services	18,754	—	—	18,754
Health Care Technology	28,550	—	—	28,550
Hotels, Restaurants & Leisure	39,788	—	—	39,788
Household Durables	3,752	—	—	3,752
Insurance	5,814	—	—	5,814
Internet & Direct Marketing Retail	12,729	—	—	12,729
Internet Software & Services	71,698	—	—	71,698
Media	4,291	—	—	4,291
Professional Services	9,776	—	—	9,776
Software	30,314	—	—	30,314
Specialty Retail	6,272	—	—	6,272
Textiles, Apparel & Luxury Goods	4,870	—	—	4,870
Thrifts & Mortgage Finance	3,073	—	—	3,073
Trading Companies & Distributors	4,009	—	—	4,009
Total Common Stocks	269,340	—	—	269,340
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Health Care Technology	$—	$—	$7,911	$7,911
Software	—	4,650	2,241	6,891
Total Preferred Stocks	—	4,650	10,152	14,802
Call Options Purchased	—	309	—	309
Short-Term Investments
Investment Company	24,323	—	—	24,323
Repurchase Agreements	—	3,792	—	3,792
Total Short-Term Investments	24,323	3,792	—	28,115
Total Assets	$293,663	$8,751	$10,152	$312,566

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, securities with a total value of approximately $4,650,000 transferred from Level 3 to Level 2. Securities that were valued using significant unobservable inputs at December 31, 2017 were valued using other significant observable inputs at June 30, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$17,828
Purchases	—
Sales	(3,428)
Amortization of discount	—
Transfers in	—
Transfers out	(4,650)
Corporate actions	—
Change in unrealized appreciation (depreciation)	808
Realized gains (losses)	(406)
Ending Balance	$10,152
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	$2,007
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Health Care Technology
Preferred Stock	$7,911	Market Transaction Method	Precedent Transaction	$2.42		$2.42		$2.42		Increase
		Weighted Average Discounted Cash Flow	Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.5	x	13.7	x	8.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stock	$2,241	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.7	x	7.0	x	4.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$309	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(108	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$309	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$309	(a)	$—	$(120)	$189

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	246,156,000

6.   Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$22,120	(d)	$—	$(21,622	)(e)(f)	$498

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $21,262,000, of which approximately $21,221,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2018, there was uninvested cash of approximately $41,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $360,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The Fund did not maintain 100% collateral coverage at June 30, 2018. This was corrected on the next business day.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

contractual maturity of those transactions as of June 30, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$21,262	$—	$—	$—	$21,262
Total Borrowings	$21,262	$—	$—	$—	$21,262
Gross amount of recognized liabilities for securities lending transactions					$21,262

7.   Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $266,000 of advisory fees were waived and approximately $41,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $101,401,000 and $191,684,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$38,053	$105,260	$118,990	$77
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$24,323

During the six months ended June 30, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trade sales of approximately $4,502,000, which resulted in net realized gains of approximately $1,669,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$27,098	$109,126	$—	$29,791

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss, basis adjustments on partnerships, a nondeductible expense and equalization debits, resulted in the

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

following reclassifications among the components of net assets at December 31, 2017:

Accumulated Net Investment Loss (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$4,447	$(73,697)	$69,250

At December 31, 2017, the Fund had no distributable earnings on a tax basis.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.0%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee was higher than its peer group average, its actual management fee was lower than its peer group average. The Board also noted that the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.   HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.   WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
2193698 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
U.S. Real Estate Portfolio Class I	$1,000.00	$1,000.10	$1,019.84	$4.96	*	$5.01	*	1.00%
U.S. Real Estate Portfolio Class A	1,000.00	997.80	1,018.15	6.64	*	6.71	*	1.34
U.S. Real Estate Portfolio Class L	1,000.00	995.80	1,015.62	9.15	*	9.25	*	1.85
U.S. Real Estate Portfolio Class C	1,000.00	994.00	1,014.38	10.38	*	10.49	*	2.10
U.S. Real Estate Portfolio Class IS	1,000.00	1,000.20	1,020.18	4.61	*	4.66	*	0.93
U.S. Real Estate Portfolio Class IR^	1,000.00	1,029.20	1,087.18	4.68	**	4.66	**	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 13/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class IR Shares on June 15, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (100.3%)
Apartments (13.8%)
American Campus Communities, Inc. REIT	52,090	$2,233
Apartment Investment & Management Co., Class A REIT	58,860	2,490
AvalonBay Communities, Inc. REIT	67,441	11,592
Camden Property Trust REIT	72,003	6,562
Education Realty Trust, Inc. REIT	13,031	541
Equity Residential REIT	161,151	10,264
Essex Property Trust, Inc. REIT	20,234	4,837
Mid-America Apartment Communities, Inc. REIT	51,832	5,218
UDR, Inc. REIT	64,731	2,430
		46,167
Commercial Financing (0.9%)
Blackstone Mortgage Trust, Inc., Class A REIT	50,070	1,574
Ladder Capital Corp. REIT	90,870	1,419
		2,993
Data Centers (2.6%)
Digital Realty Trust, Inc. REIT	28,760	3,209
QTS Realty Trust, Inc., Class A REIT	139,838	5,523
		8,732
Diversified (6.3%)
Forest City Realty Trust, Inc., Class A REIT	78,223	1,784
JBG SMITH Properties REIT	63,624	2,320
Vornado Realty Trust REIT	228,536	16,894
		20,998
Health Care (7.9%)
HCP, Inc. REIT	319,677	8,254
Healthcare Realty Trust, Inc. REIT	262,364	7,629
Healthcare Trust of America, Inc., Class A REIT	95,714	2,580
Ventas, Inc. REIT	70,219	3,999
Welltower, Inc. REIT	64,469	4,042
		26,504
Industrial (6.4%)
DCT Industrial Trust, Inc. REIT	119,039	7,943
Duke Realty Corp. REIT	31,445	913
Exeter Industrial Value Fund, LP REIT (See Note A-4) (a)(b)(c)(d)	7,905,000	577
Liberty Property Trust REIT	3,417	152
ProLogis, Inc. REIT	135,336	8,890
Rexford Industrial Realty, Inc. REIT	93,456	2,934
		21,409
Lodging/Resorts (4.7%)
Chesapeake Lodging Trust REIT	151,974	4,809
Hilton Worldwide Holdings, Inc.	5,603	444
Host Hotels & Resorts, Inc. REIT	386,728	8,148
RLJ Lodging Trust REIT	111,037	2,448
		15,849
Office (24.8%)
Alexandria Real Estate Equities, Inc. REIT	17,197	2,170
Boston Properties, Inc. REIT	186,693	23,415
	Shares	Value (000)
Brandywine Realty Trust REIT	159,691	$2,696
Columbia Property Trust, Inc. REIT	104,903	2,382
Corporate Office Properties Trust REIT	74,596	2,163
Cousins Properties, Inc. REIT	218,785	2,120
Douglas Emmett, Inc. REIT	24,171	971
Hudson Pacific Properties, Inc. REIT	98,265	3,481
Kilroy Realty Corp. REIT	51,013	3,859
Mack-Cali Realty Corp. REIT	292,787	5,938
Paramount Group, Inc. REIT	589,727	9,082
SL Green Realty Corp. REIT	229,357	23,057
Tier REIT, Inc. REIT	71,084	1,690
		83,024
Regional Malls (16.9%)
GGP, Inc. REIT	626,953	12,809
Macerich Co. (The) REIT	93,270	5,301
Pennsylvania Real Estate Investment Trust REIT	75,201	826
Simon Property Group, Inc. REIT	222,137	37,805
		56,741
Self Storage (6.0%)
CubeSmart REIT	158,149	5,095
Extra Space Storage, Inc. REIT	27,690	2,764
Life Storage, Inc. REIT	21,909	2,132
Public Storage REIT	44,065	9,997
		19,988
Shopping Centers (6.6%)
Brixmor Property Group, Inc. REIT	368,236	6,418
DDR Corp. REIT	22,920	410
Federal Realty Investment Trust REIT	9,219	1,167
Kimco Realty Corp. REIT	138,104	2,347
Regency Centers Corp. REIT	192,526	11,952
		22,294
Single Family Homes (2.5%)
American Homes 4 Rent, Class A REIT	308,656	6,846
Invitation Homes, Inc. REIT	72,467	1,671
		8,517
Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	83,823	3,001
Total Common Stocks (Cost $258,157)		336,217
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $3,878)	3,878,086	3,878
Total Investments (101.5%) (Cost $262,035) (e)		340,095
Liabilities in Excess of Other Assets (–1.5%)		(4,992)
Net Assets (100.0%)		$335,103

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(a)  At June 30, 2018, the Fund held a fair valued security valued at approximately $577,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's Directors.

(b)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of approximately $0. At June 30, 2018, this security had an aggregate market value of approximately $577,000, representing 0.2% of net assets.

(c)  Security has been deemed illiquid at June 30, 2018.

(d)  Non-income producing security.

(e)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $80,016,000 and the aggregate gross unrealized depreciation is approximately $1,956,000, resulting in net unrealized appreciation of approximately $78,060,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	24.4%
Regional Malls	16.7
Apartments	13.6
Health Care	7.8
Shopping Centers	6.5
Industrial	6.3
Diversified	6.2
Self Storage	5.9
Other*	12.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $258,157)	$336,217
Investment in Security of Affiliated Issuer, at Value (Cost $3,878)	3,878
Total Investments in Securities, at Value (Cost $262,035)	340,095
Dividends Receivable	1,264
Receivable for Investments Sold	747
Receivable for Fund Shares Sold	47
Receivable from Affiliate	3
Other Assets	116
Total Assets	342,272
Liabilities:
Payable for Fund Shares Redeemed	5,667
Payable for Advisory Fees	697
Payable for Investments Purchased	511
Payable for Sub Transfer Agency Fees — Class I	92
Payable for Sub Transfer Agency Fees — Class A	20
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	40
Payable for Directors' Fees and Expenses	32
Payable for Administration Fees	23
Payable for Transfer Agency Fees — Class I	9
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Shareholder Services Fees — Class A	9
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	8
Other Liabilities	52
Total Liabilities	7,169
Net Assets	$335,103
Net Assets Consist Of:
Paid-in-Capital	$189,932
Accumulated Undistributed Net Investment Income	8,542
Accumulated Undistributed Net Realized Gain	58,569
Unrealized Appreciation (Depreciation) on:
Investments	78,060
Net Assets	$335,103

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$245,134
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,161,819
Net Asset Value, Offering and Redemption Price Per Share	$15.17
CLASS A:
Net Assets	$45,235
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,083,035
Net Asset Value, Redemption Price Per Share	$14.67
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$15.48
CLASS L:
Net Assets	$2,559
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	174,764
Net Asset Value, Offering and Redemption Price Per Share	$14.64
CLASS C:
Net Assets	$282
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,345
Net Asset Value, Offering and Redemption Price Per Share	$14.57
CLASS IS:
Net Assets	$41,883
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,760,976
Net Asset Value, Offering and Redemption Price Per Share	$15.17
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	678
Net Asset Value, Offering and Redemption Price Per Share	$15.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$8,463
Dividends from Security of Affiliated Issuer (Note G)	19
Total Investment Income	8,482
Expenses:
Advisory Fees (Note B)	1,773
Administration Fees (Note C)	178
Sub Transfer Agency Fees — Class I	144
Sub Transfer Agency Fees — Class A	32
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	57
Distribution and Shareholder Services Fees — Class L (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	1
Professional Fees	54
Registration Fees	34
Shareholder Reporting Fees	32
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	7
Custodian Fees (Note F)	16
Directors' Fees and Expenses	8
Pricing Fees	2
Other Expenses	14
Expenses Before Non Operating Expenses	2,381
Bank Overdraft Expense	4
Total Expenses	2,385
Reimbursement of Class Specific Expenses — Class I (Note B)	(64)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(7)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(— @)
Waiver of Advisory Fees (Note B)	(47)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	2,263
Net Investment Income	6,219
Realized Gain (Loss):
Investments Sold	46,095
Foreign Currency Translation	(— @)
Net Realized Gain	46,095
Change in Unrealized Appreciation (Depreciation):
Investments	(67,498)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(67,498)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(21,403)
Net Decrease in Net Assets Resulting from Operations	$(15,184)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,219	$15,026
Net Realized Gain	46,095	87,966
Net Change in Unrealized Appreciation (Depreciation)	(67,498)	(85,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,184)	17,715
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,177)	(6,074)
Net Realized Gain	—	(45,159)
Class A:
Net Investment Income	(178)	(767)
Net Realized Gain	—	(7,798)
Class L:
Net Investment Income	(6)	(21)
Net Realized Gain	—	(386)
Class C:
Net Investment Income	(— @)	(2)
Net Realized Gain	—	(65)
Class IS:
Net Investment Income	(909)	(3,208)
Net Realized Gain	—	(25,427)
Total Distributions	(2,270)	(88,907)
Capital Share Transactions:(1)
Class I:
Subscribed	18,285	45,913
Distributions Reinvested	1,171	50,421
Redeemed	(99,692)	(218,674)
Class A:
Subscribed	2,035	7,511
Distributions Reinvested	176	8,510
Redeemed	(11,740)	(29,361)
Class L:
Distributions Reinvested	6	401
Redeemed	(200)	(738)
Class C:
Subscribed	31	179
Distributions Reinvested	— @	66
Redeemed	(226)	(131)
Class IS:
Subscribed	23,189	83,171
Distributions Reinvested	188	6,283
Redeemed	(167,762)	(65,710)
Class IR:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(234,529)	(112,159)
Total Decrease in Net Assets	(251,983)	(183,351)
Net Assets:
Beginning of Period	587,086	770,437
End of Period (Including Accumulated Undistributed Net Investment Income of $8,542 and $4,593)	$335,103	$587,086

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,295	2,733
Shares Issued on Distributions Reinvested	84	3,289
Shares Redeemed	(6,980)	(13,016)
Net Decrease in Class I Shares Outstanding	(5,601)	(6,994)
Class A:
Shares Subscribed	147	457
Shares Issued on Distributions Reinvested	13	574
Shares Redeemed	(848)	(1,805)
Net Decrease in Class A Shares Outstanding	(688)	(774)
Class L:
Shares Issued on Distributions Reinvested	— @@	28
Shares Redeemed	(14)	(46)
Net Decrease in Class L Shares Outstanding	(14)	(18)
Class C:
Shares Subscribed	2	11
Shares Issued on Distributions Reinvested	— @@	4
Shares Redeemed	(16)	(8)
Net Increase (Decrease) in Class C Shares Outstanding	(14)	7
Class IS:
Shares Subscribed	1,629	5,043
Shares Issued on Distributions Reinvested	14	410
Shares Redeemed	(11,777)	(3,914)
Net Increase (Decrease) in Class IS Shares Outstanding	(10,134)	1,539
Class IR:
Shares Subscribed	1 *	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period June 15, 2018 through June 30, 2018.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$15.24		$17.21		$17.86		$20.48		$16.55		$16.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.37		0.31		0.32		0.36		0.27
Net Realized and Unrealized Gain (Loss)	(0.20)		0.16		0.91		0.10		4.66		0.14
Total from Investment Operations	0.00	(3)	0.53		1.22		0.42		5.02		0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.26)		(0.38)		(0.26)		(0.35)		(0.20)
Net Realized Gain	—		(2.24)		(1.49)		(2.78)		(0.74)		(0.59)
Total Distributions	(0.07)		(2.50)		(1.87)		(3.04)		(1.09)		(0.79)
Net Asset Value, End of Period	$15.17		$15.24		$17.21		$17.86		$20.48		$16.55
Total Return(4)	0.01	%(7)	3.31%		6.79%		2.27%		30.74%		2.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$245,134		$331,637		$494,967		$625,999		$948,311		$797,933
Ratio of Expenses to Average Net Assets(9)	1.00	%(5)(8)	1.00	%(5)	1.00	%(5)	0.98	%(5)	0.95	%(5)	1.01	%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%(5)(8)	1.00	%(5)	N/A		0.98	%(5)	0.94	%(5)	1.00	%(5)
Ratio of Net Investment Income to Average Net Assets(9)	2.78	%(5)(8)	2.19	%(5)	1.73	%(5)	1.61	%(5)	1.90	%(5)	1.51	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	21	%(7)	43%		24%		24%		25%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%(8)	1.02%		1.02%		N/A		N/A		1.03%
Net Investment Income to Average Net Assets	2.71	%(8)	2.17%		1.71%		N/A		N/A		1.49%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.76		$16.74		$17.42		$20.04		$16.21		$16.60
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.31		0.24		0.28		0.29		0.23
Net Realized and Unrealized Gain (Loss)	(0.21)		0.15		0.89		0.08		4.56		0.12
Total from Investment Operations	(0.04)		0.46		1.13		0.42		4.85		0.35
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)		(0.32)		(0.20)		(0.28)		(0.15)
Net Realized Gain	—		(2.24)		(1.49)		(2.78)		(0.74)		(0.59)
Total Distributions	(0.05)		(2.44)		(1.81)		(2.98)		(1.02)		(0.74)
Net Asset Value, End of Period	$14.67		$14.76		$16.74		$17.42		$20.04		$16.21
Total Return(3)	(0.22	)%(7)	2.98%		6.47%		2.01%		30.28%		2.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,235		$55,640		$76,082		$87,462		$107,441		$101,325
Ratio of Expenses to Average Net Assets(9)	1.34	%(4)(8)	1.34	%(4)	1.29	%(4)	1.28	%(4)	1.31	%(4)	1.28	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.34	%(4)(8)	1.34	%(4)	N/A		1.28	%(4)	1.30	%(4)	1.27	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	2.47	%(4)(8)	1.87	%(4)	1.37	%(4)	1.43	%(4)	1.54	%(4)	1.35	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	21	%(7)	43%		24%		24%		25%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.37	%(8)	N/A		1.30%		N/A		N/A		1.29%
Net Investment Income to Average Net Assets	2.44	%(8)	N/A		1.36%		N/A		N/A		1.34%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2018		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$14.74		$16.73		$17.41		$20.03		$16.20		$16.59
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.22		0.15		0.21		0.20		0.13
Net Realized and Unrealized Gain (Loss)	(0.20)		0.15		0.89		0.04		4.56		0.13
Total from Investment Operations	(0.07)		0.37		1.04		0.25		4.76		0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.12)		(0.23)		(0.09)		(0.19)		(0.06)
Net Realized Gain	—		(2.24)		(1.49)		(2.78)		(0.74)		(0.59)
Total Distributions	(0.03)		(2.36)		(1.72)		(2.87)		(0.93)		(0.65)
Net Asset Value, End of Period	$14.64		$14.74		$16.73		$17.41		$20.03		$16.20
Total Return(3)	(0.42	)%(7)	2.37%		5.91%		1.44%		29.68%		1.62%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,559		$2,787		$3,471		$3,993		$4,919		$4,462
Ratio of Expenses to Average Net Assets(9)	1.85	%(4)(8)	1.85	%(4)	1.84	%(4)	1.82	%(4)	1.79	%(4)	1.78	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.85	%(4)(8)	1.85	%(4)	N/A		1.81	%(4)	1.78	%(4)	1.77	%(4)(5)
Ratio of Net Investment Income to Average Net Assets(9)	1.98	%(4)(8)	1.37	%(4)	0.84	%(4)	1.08	%(4)	1.06	%(4)	0.73	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	21	%(7)	43%		24%		24%		25%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.89	%(8)	1.89%		1.84%		N/A		N/A		1.79%
Net Investment Income to Average Net Assets	1.94	%(8)	1.33%		0.84%		N/A		N/A		0.72%

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2018		Year Ended December 31,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		December 31, 2015
Net Asset Value, Beginning of Period	$14.68		$16.67		$17.36		$19.73
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.20		0.13		0.18
Net Realized and Unrealized Gain (Loss)	(0.20)		0.13		0.87		0.31
Total from Investment Operations	(0.09)		0.33		1.00		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.08)		(0.20)		(0.08)
Net Realized Gain	—		(2.24)		(1.49)		(2.78)
Total Distributions	(0.02)		(2.32)		(1.69)		(2.86)
Net Asset Value, End of Period	$14.57		$14.68		$16.67		$17.36
Total Return(4)	(0.60	)%(7)	2.14%		5.72%		2.70	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$282		$486		$427		$91
Ratio of Expenses to Average Net Assets(9)	2.10	%(5)(8)	2.10	%(5)	2.10	%(5)	2.10	%(5)(8)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.10	%(5)(8)	2.10	%(5)	N/A		2.10	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	1.59	%(5)(8)	1.21	%(5)	0.73	%(5)	1.44	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	21	%(7)	43%		24%		24%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.73	%(8)	2.46%		3.13%		5.89	%(8)
Net Investment Income (Loss) to Average Net Assets	0.96	%(8)	0.85%		(0.30)%		(2.35	)%(8)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2018		Year Ended December 31,								Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$15.24		$17.22		$17.86		$20.48		$16.55		$17.13
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.21		0.39		0.33		0.36		0.38		0.03
Net Realized and Unrealized Gain (Loss)	(0.21)		0.14		0.92		0.08		4.65		0.01
Total from Investment Operations	0.00	(4)	0.53		1.25		0.44		5.03		0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.27)		(0.40)		(0.28)		(0.36)		(0.11)
Net Realized Gain	—		(2.24)		(1.49)		(2.78)		(0.74)		(0.51)
Total Distributions	(0.07)		(2.51)		(1.89)		(3.06)		(1.10)		(0.62)
Net Asset Value, End of Period	$15.17		$15.24		$17.22		$17.86		$20.48		$16.55
Total Return(5)	0.02	%(9)	3.32%		6.96%		2.36%		30.82%		0.30	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,883		$196,536		$195,490		$141,670		$12		$10
Ratio of Expenses to Average Net Assets(11)	0.93	%(6)(10)	0.93	%(6)	0.89	%(6)	0.90	%(6)	0.89	%(6)	0.90	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.93	%(6)(10)	0.93	%(6)	N/A		0.90	%(6)	0.88	%(6)	0.89	%(6)(7)(10)
Ratio of Net Investment Income to Average Net Assets(11)	2.98	%(6)(10))	2.33	%(6)	1.79	%(6)	1.81	%(6)	1.96	%(6)	0.52	%(6)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	N/A
Portfolio Turnover Rate	21	%(9)	43%		24%		24%		25%		24%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.96	%(10)	N/A		0.90%		0.90%		20.21%		6.19	%(10)
Net Investment Income (Loss) to Average Net Assets	2.95	%(10)	N/A		1.78%		1.81%		(17.36)%		(4.77	)%(10)

(1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the Custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
Selected Per Share Data and Ratios	Period from June 15, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$14.74
Income from Investment Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.38
Total from Investment Operations	0.43
Net Asset Value, End of Period	$15.17
Total Return(3)	2.92	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	0.92	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	9.08	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)
Portfolio Turnover Rate	21	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.54	%(7)
Net Investment Loss to Average Net Assets	(4.54	)%(7)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class IS and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On June 15, 2018, the Fund commenced offering Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation

Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$46,167	$—	$—	$46,167
Commercial Financing	2,993	—	—	2,993
Data Centers	8,732	—	—	8,732
Diversified	20,998	—	—	20,998
Health Care	26,504	—	—	26,504
Industrial	20,832	—	577	21,409
Lodging/Resorts	15,849	—	—	15,849
Office	83,024	—	—	83,024
Regional Malls	56,741	—	—	56,741
Self Storage	19,988	—	—	19,988
Shopping Centers	22,294	—	—	22,294
Single Family Homes	8,517	—	—	8,517
Specialty	3,001	—	—	3,001
Total Common Stocks	335,640	—	577	336,217
Short-Term Investment
Investment Company	3,878	—	—	3,878
Total Assets	$339,518	$—	$577	$340,095

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$1,646
Purchases	—
Sales	(891)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,426
Realized gains (losses)	(1,604)
Ending Balance	$577
Net change in unrealized depreciation from investments still held as of June 30, 2018	$(308)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value at June 30, 2018 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$577	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund, LP, the Fund has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2018, Exeter Industrial Value Fund, LP has drawn down approximately $7,905,000, which represents 93.0% of the commitment.

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

Effective July 1, 2018, the Adviser will provide the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.93% for Class IS shares and 0.93% for Class IR shares. Effective July 1, 2018, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses will not exceed for 0.90% Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class IS shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $47,000 of advisory fees were waived and approximately $72,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $97,431,000 and $321,407,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,942	$66,022	$64,086	$19
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$3,878

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$10,843	$78,064	$21,077	$59,246

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments on partnerships and differing treatments of gains (losses) related to REIT adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(1,182)	$1,183	$(1)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,332	$17,970

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.0%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's contractual management fee was higher than but close to its peer group average, its actual management fee was higher than its peer group average. The Board also noted that the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
2195015 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Privacy Notice	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$996.80	$1,020.83	$3.96	$4.01	0.80%
US Core Portfolio Class A	1,000.00	996.00	1,019.09	5.69	5.76	1.15
US Core Portfolio Class C	1,000.00	991.90	1,015.37	9.38	9.49	1.90
US Core Portfolio Class IS	1,000.00	996.80	1,021.08	3.71	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Aerospace & Defense (5.1%)
Northrop Grumman Corp.	2,058	$633
Banks (5.4%)
JPMorgan Chase & Co.	6,450	672
Beverages (4.7%)
Constellation Brands, Inc., Class A	2,648	580
Biotechnology (1.4%)
Amgen, Inc.	966	178
Capital Markets (9.3%)
Ameriprise Financial, Inc.	2,384	333
Northern Trust Corp.	4,569	470
Raymond James Financial, Inc.	3,913	350
		1,153
Electrical Equipment (0.8%)
Emerson Electric Co.	1,495	103
Energy Equipment & Services (5.0%)
National Oilwell Varco, Inc.	14,367	624
Health Care Equipment & Supplies (4.5%)
Danaher Corp.	5,689	561
Health Care Providers & Services (9.1%)
Cigna Corp.	3,061	520
CVS Health Corp.	4,413	284
Laboratory Corp. of America Holdings (a)	1,835	330
		1,134
Hotels, Restaurants & Leisure (12.8%)
Hilton Worldwide Holdings, Inc.	7,527	596
McDonald's Corp.	4,095	641
Starbucks Corp.	7,243	354
		1,591
Information Technology Services (8.5%)
Mastercard, Inc., Class A	5,344	1,050
Internet Software & Services (10.7%)
Alphabet, Inc., Class A (a)	614	694
Facebook, Inc., Class A (a)	3,248	631
		1,325
Machinery (4.2%)
Illinois Tool Works, Inc.	3,797	526
Media (3.0%)
Comcast Corp., Class A	11,307	371
Multi-Line Retail (1.5%)
Target Corp.	2,515	191
Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC ADR (United Kingdom)	3,710	257
Software (6.1%)
Microsoft Corp.	1,958	193
VMware, Inc., Class A (a)	3,841	565
		758
	Shares	Value (000)
Tech Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	3,624	$671
Total Common Stocks (Cost $10,240)		12,378
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $4)	4,160	4
Total Investments (99.6%) (Cost $10,244) (b)		12,382
Other Assets in Excess of Liabilities (0.4%)		49
Net Assets (100.0%)		$12,431

(a)  Non-income producing security.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,250,000 and the aggregate gross unrealized depreciation is approximately $112,000, resulting in net unrealized appreciation of approximately $2,138,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.4%
Hotels, Restaurants & Leisure	12.9
Internet Software & Services	10.7
Capital Markets	9.3
Health Care Providers & Services	9.2
Information Technology Services	8.5
Software	6.1
Banks	5.4
Tech Hardware, Storage & Peripherals	5.4
Aerospace & Defense	5.1
Energy Equipment & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $10,240)	$12,378
Investment in Security of Affiliated Issuer, at Value (Cost $4)	4
Total Investments in Securities, at Value (Cost $10,244)	12,382
Due from Adviser	26
Dividends Receivable	7
Receivable from Affiliate	—	@
Other Assets	67
Total Assets	12,482
Liabilities:
Payable for Professional Fees	45
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	1
Payable for Custodian Fees	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	51
Net Assets	$12,431
Net Assets Consist Of:
Paid-in-Capital	$10,278
Accumulated Net Investment Loss	(17)
Accumulated Undistributed Net Realized Gain	32
Unrealized Appreciation (Depreciation) on:
Investments	2,138
Net Assets	$12,431
CLASS I:
Net Assets	$8,696
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	702,738
Net Asset Value, Offering and Redemption Price Per Share	$12.37
CLASS A:
Net Assets	$1,918
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	155,643
Net Asset Value, Redemption Price Per Share	$12.33
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.68
Maximum Offering Price Per Share	$13.01
CLASS C:
Net Assets	$1,805
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	148,158
Net Asset Value, Offering and Redemption Price Per Share	$12.18
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$12.37

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$80
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	81
Expenses:
Professional Fees	55
Advisory Fees (Note B)	39
Registration Fees	19
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	9
Shareholder Reporting Fees	6
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	2
Pricing Fees	1
Other Expenses	5
Total Expenses	149
Expenses Reimbursed by Adviser (Note B)	(45)
Waiver of Advisory Fees (Note B)	(39)
Reimbursement of Class Specific Expenses — Class I (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	64
Net Investment Income	17
Realized Gain:
Investments Sold	288
Change in Unrealized Appreciation (Depreciation):
Investments	(349)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(61)
Net Decrease in Net Assets Resulting from Operations	$(44)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2018 (unaudited) (000)	Year Ended December 31, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17	$53
Net Realized Gain (Loss)	288	(195)
Net Change in Unrealized Appreciation (Depreciation)	(349)	2,139
Net Increase (Decrease) in Net Assets Resulting from Operations	(44)	1,997
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(34)
Paid-in-Capital	—	(9)
Class A:
Net Investment Income	—	(1)
Paid-in-Capital	—	(2)
Class IS:
Net Investment Income	—	(— @)
Paid-in-Capital	—	(— @)
Total Distributions	—	(46)
Capital Share Transactions:(1)
Class I:
Subscribed	710	408
Distributions Reinvested	—	13
Redeemed	(961)	(173)
Class A:
Subscribed	272	437
Distributions Reinvested	—	3
Redeemed	(215)	(253)
Class C:
Subscribed	82	254
Redeemed	(95)	(65)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(207)	624
Total Increase (Decrease) in Net Assets	(251)	2,575
Net Assets:
Beginning of Period	12,682	10,107
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(17) and $(34), respectively)	$12,431	$12,682
(1) Capital Share Transactions:
Class I:
Shares Subscribed	57	37
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(77)	(15)
Net Increase (Decrease) in Class I Shares Outstanding	(20)	23
Class A:
Shares Subscribed	21	39
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(17)	(22)
Net Increase in Class A Shares Outstanding	4	17
Class C:
Shares Subscribed	7	23
Shares Redeemed	(8)	(6)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	17

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

US Core Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(0.07)		1.94		0.48
Total from Investment Operations	(0.04)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.10)
Paid-in-Capital	—		(0.01)		—
Total Distributions	—		(0.06)		(0.10)
Net Asset Value, End of Period	$12.37		$12.41		$10.45
Total Return(3)	(0.32	)%(6)	19.33%		5.50	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,696		$8,965		$7,314
Ratio of Expenses to Average Net Assets(8)	0.80	%(4)(7)	0.78	%(4)	0.77	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.46	%(4)(7)	0.68	%(4)	1.12	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(6)	57%		28	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.10	%(7)	2.78%		3.62	%(7)
Net Investment Loss to Average Net Assets	(0.84	)%(7)	(1.32)%		(1.73	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

US Core Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.38		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.04		0.04
Net Realized and Unrealized Gain (Loss)	(0.06)		1.92		0.49
Total from Investment Operations	(0.05)		1.96		0.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.09)
Paid-in-Capital	—		(0.01)		—
Total Distributions	—		(0.02)		(0.09)
Net Asset Value, End of Period	$12.33		$12.38		$10.44
Total Return(3)	(0.40	)%(6)	18.80%		5.30	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,918		$1,874		$1,406
Ratio of Expenses to Average Net Assets(8)	1.15	%(4)(7)	1.15	%(4)	1.15	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.12	%(4)(7)	0.31	%(4)	0.66	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(6)	57%		28	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.46	%(7)	3.23%		4.12	%(7)
Net Investment Loss to Average Net Assets	(1.19	)%(7)	(1.77)%		(2.31	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

US Core Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.28		$10.41		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.06)		1.92		0.48
Total from Investment Operations	(0.10)		1.87		0.48
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.07)
Net Asset Value, End of Period	$12.18		$12.28		$10.41
Total Return(4)	(0.81	)%(7)	17.96%		4.79	%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,805		$1,831		$1,377
Ratio of Expenses to Average Net Assets(9)	1.90	%(5)(8)	1.90	%(5)	1.90	%(5)(8)
Ratio of Net Investment Loss to Average Net Assets(9)	(0.64	)%(5)(8)	(0.43	)%(5)	(0.05	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	25	%(7)	57%		28	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.21	%(8)	3.94%		4.99	%(8)
Net Investment Loss to Average Net Assets	(1.95	)%(8)	(2.47)%		(3.14	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

US Core Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2018 (unaudited)		Year Ended December 31, 2017		Period from May 27, 2016(1) to December 31, 2016
Net Asset Value, Beginning of Period	$12.41		$10.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.08		0.07
Net Realized and Unrealized Gain (Loss)	(0.07)		1.94		0.48
Total from Investment Operations	(0.04)		2.02		0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.10)
Paid-in-Capital	—		(0.05)		—
Total Distributions	—		(0.06)		(0.10)
Net Asset Value, End of Period	$12.37		$12.41		$10.45
Total Return(3)	(0.32	)%(6)	19.37%		5.52	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$10
Ratio of Expenses to Average Net Assets(8)	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	0.51	%(4)(7)	0.71	%(4)	1.17	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(6)	57%		28	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	16.53	%(7)	19.96%		19.22	%(7)
Net Investment Loss to Average Net Assets	(15.27	)%(7)	(18.50)%		(17.30	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$633	$—	$—	$633
Banks	672	—	—	672
Beverages	580	—	—	580
Biotechnology	178	—	—	178
Capital Markets	1,153	—	—	1,153
Electrical Equipment	103	—	—	103
Energy Equipment & Services	624	—	—	624
Health Care Equipment & Supplies	561	—	—	561
Health Care Providers & Services	1,134	—	—	1,134
Hotels, Restaurants & Leisure	1,591	—	—	1,591
Information Technology Services	1,050	—	—	1,050
Internet Software & Services	1,325	—	—	1,325
Machinery	526	—	—	526
Media	371	—	—	371
Multi-Line Retail	191	—	—	191
Oil, Gas & Consumable Fuels	257	—	—	257
Software	758	—	—	758
Tech Hardware, Storage & Peripherals	671	—	—	671
Total Common Stocks	12,378	—	—	12,378
Short-Term Investment
Investment Company	4	—	—	4
Total Assets	$12,382	$—	$—	$12,382

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, approximately $39,000 of advisory fees were

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

waived and approximately $46,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $3,179,000 and $3,264,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

Affiliated Investment Company	Value December 31, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$179	$1,358	$1,533	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$4

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Pain-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$35	$11	$78	$3

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to return of capital distributions from real estate investment trusts, resulted in the following reclassifications among the components of net assets at December 31, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(16)	$16	$—

At December 31, 2017, the Fund had no distributable earnings on a tax basis.

At December 31, 2017, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $206,000 and $44,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.4%.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since the end of May 2016, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
2195065 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Counterpoint Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	20
Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Counterpoint Portfolio (the "Fund") performed during the period beginning June 29, 2018 (when the Fund commenced operations) and ended June 30, 2018.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Counterpoint Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/29/18-6/30/18.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/29/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Counterpoint Portfolio Class I^	$1,000.00	$1,000.00	$1,000.22	$0.06	$0.06	1.03%
Global Counterpoint Portfolio Class A^	1,000.00	1,000.00	1,000.20	0.08	0.08	1.40
Global Counterpoint Portfolio Class C^	1,000.00	1,000.00	1,000.16	0.12	0.12	2.15
Global Counterpoint Portfolio Class IS^	1,000.00	1,000.00	1,000.22	0.05	0.05	1.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 2/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on June 29, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Counterpoint Portfolio

	Shares	Value (000)
Common Stocks (90.0%)
Argentina (0.3%)
Globant SA (a)	345	$20
Australia (0.4%)
Brookfield Infrastructure Partners LP	300	11
CSL Ltd.	109	16
		27
Belgium (0.4%)
Anheuser-Busch InBev SA N.V.	282	29
Brazil (0.4%)
B3 SA — Brasil Bolsa Balcao	1,678	9
Magazine Luiza SA	369	12
Smiles Fidelidade SA	287	4
		25
Canada (3.9%)
Brookfield Asset Management, Inc., Class A	225	9
Canadian National Railway Co.	553	45
Canadian National Railway Co.	753	62
Colliers International Group, Inc.	450	34
Constellation Software, Inc.	145	113
Shopify, Inc., Class A (a)	35	5
		268
China (8.9%)
Alibaba Group Holding Ltd. ADR (a)	749	139
China Resources Beer Holdings Co., Ltd. (b)	12,000	58
Huazhu Group Ltd. ADR	1,487	62
NetEase, Inc. ADR	70	18
New Oriental Education & Technology Group, Inc. ADR	224	21
Seaspan Corp.	700	7
Shenzhou International Group Holdings Ltd. (b)	2,000	25
TAL Education Group ADR (a)	3,158	116
Tencent Holdings Ltd. (b)	3,100	156
		602
Denmark (1.9%)
Chr Hansen Holding A/S	132	12
DSV A/S	1,240	100
William Demant Holding A/S (a)	344	14
		126
France (4.1%)
Christian Dior SE	103	43
Danone SA	135	10
Getlink	4,463	61
Hermes International	150	92
LVMH Moet Hennessy Louis Vuitton SE	94	31
Pernod Ricard SA	73	12
Ubisoft Entertainment SA (a)	294	32
		281
	Shares	Value (000)
Germany (1.4%)
Adidas AG	23	$5
Deutsche Boerse AG	619	82
Zalando SE (a)	121	7
		94
Hong Kong (0.3%)
AIA Group Ltd.	2,400	21
India (2.4%)
HDFC Bank Ltd. ADR	1,567	165
Israel (0.1%)
Wix.com Ltd. (a)	100	10
Italy (2.7%)
Atlantia SpA	1,074	32
Brunello Cucinelli SpA	566	25
Moncler SpA	2,740	125
		182
Japan (1.0%)
Calbee, Inc.	1,500	56
Nihon M&A Center, Inc.	300	9
		65
Korea, Republic of (0.8%)
NAVER Corp.	76	52
Mexico (0.4%)
Grupo Aeroportuario del Sureste SAB de CV	1,640	26
New Zealand (0.3%)
Xero Ltd. (a)	576	19
Philippines (0.2%)
Jollibee Foods Corp.	1,430	7
Universal Robina Corp.	1,940	4
		11
South Africa (0.8%)
Naspers Ltd., Class N	201	51
Spain (0.6%)
Aena SME SA	221	40
Sweden (0.2%)
Vitrolife AB	989	15
Switzerland (0.9%)
Geberit AG (Registered)	87	37
Kuehne & Nagel International AG (Registered)	60	9
Sonova Holding AG (Registered)	77	14
		60
Taiwan (0.5%)
Nien Made Enterprise Co., Ltd.	1,000	9
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	14
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	228	8
		31
Turkey (0.0%)
Ulker Biskuvi Sanayi AS (a)	615	2

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Counterpoint Portfolio

	Shares	Value (000)
United Kingdom (6.2%)
Atlassian Corp. PLC, Class A (a)	58	$4
Compass Group PLC	960	20
Diageo PLC	313	11
Fevertree Drinks PLC	1,110	50
Halma PLC	763	14
Howden Joinery Group PLC	3,896	27
Just Eat PLC (a)	668	7
Melrose Industries PLC	15,752	44
Metro Bank PLC (a)	1,630	70
Reckitt Benckiser Group PLC	1,076	89
Rightmove PLC	469	33
Whitbread PLC	1,004	52
		421
United States (50.9%)
Activision Blizzard, Inc.	1,763	135
Adobe Systems, Inc. (a)	88	21
Agios Pharmaceuticals, Inc. (a)	14	1
Align Technology, Inc. (a)	39	13
Alnylam Pharmaceuticals, Inc. (a)	90	9
Alphabet, Inc., Class C (a)	102	114
Amazon.com, Inc. (a)	175	297
Angi Homeservices, Inc., Class A (a)	799	12
ANSYS, Inc. (a)	136	24
AO Smith Corp.	238	14
Appfolio, Inc. (a)	96	6
athenahealth, Inc. (a)	518	82
Autodesk, Inc. (a)	39	5
Beacon Roofing Supply, Inc. (a)	279	12
Bellicum Pharmaceuticals, Inc. (a)	97	1
Bluebird Bio, Inc. (a)	13	2
Booking Holdings, Inc. (a)	54	109
Broadridge Financial Solutions, Inc.	380	44
Carvana Co. (a)	513	21
Castlight Health, Inc., Class B (a)	710	3
CEVA, Inc. (a)	197	6
Cimpress N.V. (a)	94	14
Cintas Corp.	73	14
Copart, Inc. (a)	786	44
Cotiviti Holdings, Inc. (a)	352	16
Coupa Software, Inc. (a)	1,143	71
Danaher Corp.	184	18
DexCom, Inc. (a)	409	39
Eagle Materials, Inc.	48	5
Ecolab, Inc.	373	52
Editas Medicine, Inc. (a)	147	5
Ellie Mae, Inc. (a)	163	17
Emerald Expositions Events, Inc.	261	5
EPAM Systems, Inc. (a)	690	86
Etsy, Inc. (a)	165	7
Facebook, Inc., Class A (a)	825	160
Fortive Corp.	69	5
	Shares	Value (000)
GrubHub, Inc. (a)	49	$5
GTT Communications, Inc. (a)	882	40
Guidewire Software, Inc. (a)	56	5
Habit Restaurants, Inc. (The) (a)	816	8
HealthEquity, Inc. (a)	998	75
HEICO Corp.	742	54
HEICO Corp., Class A	85	5
HubSpot, Inc. (a)	44	6
Illumina, Inc. (a)	250	70
Installed Building Products, Inc. (a)	315	18
Intellia Therapeutics, Inc. (a)	172	5
Intrexon Corp. (a)	224	3
Intuit, Inc.	224	46
Intuitive Surgical, Inc. (a)	18	9
LendingTree, Inc. (a)	18	4
Liberty Media Corp.-Liberty Formula One, Class C (a)	313	12
Lindblad Expeditions Holdings, Inc. (a)	293	4
MakeMyTrip Ltd. (a)	627	23
Markel Corp. (a)	3	3
Martin Marietta Materials, Inc.	197	44
Mastercard, Inc., Class A	448	88
Match Group, Inc. (a)	132	5
MercadoLibre, Inc.	239	71
Nektar Therapeutics (a)	28	1
New Relic, Inc. (a)	61	6
NVIDIA Corp.	12	3
Okta, Inc. (a)	364	18
Overstock.com, Inc. (a)	939	32
Penumbra, Inc. (a)	128	18
Potbelly Corp. (a)	595	8
Praxair, Inc.	203	32
Rollins, Inc.	972	51
S&P Global, Inc.	156	32
salesforce.com, Inc. (a)	603	82
Service Corp. International/US	379	14
ServiceNow, Inc. (a)	355	61
Shake Shack, Inc., Class A (a)	321	21
Sherwin-Williams Co. (The)	12	5
Shutterstock, Inc. (a)	107	5
Snap, Inc., Class A (a)	961	13
Spotify Technology SA (a)	92	15
SS&C Technologies Holdings, Inc.	989	51
Stamps.com, Inc. (a)	54	14
Starbucks Corp.	2,296	112
Summit Materials, Inc., Class A (a)	171	5
Take-Two Interactive Software, Inc. (a)	328	39
TripAdvisor, Inc. (a)	202	11
Trupanion, Inc. (a)	188	7
Twitter, Inc. (a)	3,350	146
Tyler Technologies, Inc. (a)	257	57
Union Pacific Corp.	474	67
UnitedHealth Group, Inc.	166	41

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Counterpoint Portfolio

	Shares	Value (000)
United States (cont'd)
Veeva Systems, Inc., Class A (a)	934	$72
Visa, Inc., Class A	427	57
Vulcan Materials Co.	351	45
WageWorks, Inc. (a)	245	12
Walt Disney Co. (The)	46	5
Waste Management, Inc.	395	32
Waters Corp. (a)	35	7
Watsco, Inc.	37	7
Wayfair, Inc., Class A (a)	44	5
Workday, Inc., Class A (a)	515	62
Workiva, Inc. (a)	192	5
Yelp, Inc. (a)	264	10
Zendesk, Inc. (a)	96	5
Zillow Group, Inc., Class A (a)	147	9
Zillow Group, Inc., Class C (a)	556	33
Zoe's Kitchen, Inc. (a)	502	5
Zoetis, Inc.	217	19
		3,449
Total Investments (90.0%) (Cost $6,100) (c)		6,092
Other Assets in Excess of Liabilities (10.0%)		680
Net Assets (100.0%)		$6,772

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,000 and the aggregate gross unrealized depreciation is approximately $33,000, resulting in net unrealized depreciation of approximately $8,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.7%
Internet Software & Services	19.2
Software	13.5
Internet & Direct Marketing Retail	7.9
Textiles, Apparel & Luxury Goods	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Counterpoint Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,100)	$6,092
Cash	5,000
Prepaid Offering Costs	165
Receivable for Fund Shares Sold	1,780
Other Assets	1
Total Assets	13,038
Liabilities:
Payable for Offering Costs	166
Payable for Investments Purchased	6,100
Payable for Professional Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	—	@
Payable for Advisory Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	—	@
Total Liabilities	6,266
Net Assets	$6,772
Net Assets Consist Of:
Paid-in-Capital	$6,780
Accumulated Net Investment Loss	(—	@)
Unrealized Appreciation (Depreciation) on:
Investments	(8)
Foreign Currency Translation	(—	@)
Net Assets	$6,772
CLASS I:
Net Assets	$6,742
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	675,000
Net Asset Value, Offering and Redemption Price Per Share	$9.99
CLASS A:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$9.99
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.54
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.99
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Counterpoint Portfolio

Statement of Operations	Period from June 29, 2018^ to June 30, 2018 (000)
Expenses:
Professional Fees	$1
Offering Costs	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Advisory Fees (Note B)	—	@
Custodian Fees (Note F)	—	@
Shareholder Reporting Fees	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	—	@
Total Expenses	2
Waiver of Advisory Fees (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Net Expenses	—	@
Net Investment Loss	(—	@)
Change in Unrealized Appreciation (Depreciation):
Investments	(8)
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(8)
Net Decrease in Net Assets Resulting from Operations	$(8)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Counterpoint Portfolio

Statement of Changes in Net Assets	Period from June 29, 2018^ to June 30, 2018 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$	(— @)
Net Change in Unrealized Appreciation (Depreciation)		(8)
Net Decrease in Net Assets Resulting from Operations		(8)
Capital Share Transactions:(1)
Class I:
Subscribed		6,750
Class A:
Subscribed		10
Class C:
Subscribed		10
Class IS:
Subscribed		10
Net Increase in Net Assets Resulting from Capital Share Transactions		6,780
Total Increase in Net Assets		6,772
Net Assets:
Beginning of Period		—
End of Period (Including Accumulated Net Investment Loss of $(—@))		$6,772
(1) Capital Share Transactions:
Class I:
Shares Subscribed		675
Class A:
Shares Subscribed		1
Class C:
Shares Subscribed		1
Class IS:
Shares Subscribed		1

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Counterpoint Portfolio

	Class I
Selected Per Share Data and Ratios	Period from June 29, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(4)	0.00	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,742
Ratio of Expenses to Average Net Assets(7)	1.03	%(6)
Ratio of Net Investment Loss to Average Net Assets(7)	(1.03	)%(6)
Portfolio Turnover Rate	0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.81	%(6)
Net Investment Loss to Average Net Assets	(7.81	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Counterpoint Portfolio

	Class A
Selected Per Share Data and Ratios	Period from June 29, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(4)	0.00	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(7)	1.40	%(6)
Ratio of Net Investment Loss to Average Net Assets(7)	(1.40	)%(6)
Portfolio Turnover Rate	0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	20.02	%(6)
Net Investment Loss to Average Net Assets	(20.02	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Counterpoint Portfolio

	Class C
Selected Per Share Data and Ratios	Period from June 29, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(4)	0.00	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(7)	2.15	%(6)
Ratio of Net Investment Loss to Average Net Assets(7)	(2.15	)%(6)
Portfolio Turnover Rate	0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	20.70	%(6)
Net Investment Loss to Average Net Assets	(20.70	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Counterpoint Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from June 29, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)
Net Realized and Unrealized Loss	(0.01)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(4)	0.00	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(7)	1.00	%(6)
Ratio of Net Investment Loss to Average Net Assets(7)	(1.00	)%(6)
Portfolio Turnover Rate	0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.71	%(6)
Net Investment Loss to Average Net Assets	(19.71	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Counterpoint Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on June 29, 2018 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$59	$—	$—	$59
Banks	235	—	—	235
Beverages	160	—	—	160
Biotechnology	57	—	—	57
Building Products	51	—	—	51
Capital Markets	132	—	—	132
Chemicals	101	—	—	101
Commercial Services & Supplies	155	—	—	155
Construction Materials	99	—	—	99
Diversified Consumer Services	151	—	—	151
Electric Utilities	11	—	—	11
Electrical Equipment	44	—	—	44
Electronic Equipment, Instruments & Components	14	—	—	14
Food Products	72	—	—	72
Health Care Equipment & Supplies	125	—	—	125
Health Care Providers & Services	116	—	—	116
Health Care Technology	173	—	—	173
Hotels, Restaurants & Leisure	299	—	—	299
Household Durables	27	—	—	27
Household Products	89	—	—	89
Information Technology Services	275	—	—	275
Insurance	31	—	—	31
Internet & Direct Marketing Retail	484	—	—	484
Internet Software & Services	1,167	—	—	1,167
Life Sciences Tools & Services	77	—	—	77
Machinery	5	—	—	5
Marine	16	—	—	16
Media	77	—	—	77
Multi-Line Retail	12	—	—	12
Pharmaceuticals	20	—	—	20
Professional Services	21	—	—	21
Real Estate Management & Development	34	—	—	34
Road & Rail	274	—	—	274
Semiconductors & Semiconductor Equipment	31	—	—	31
Software	822	—	—	822
Specialty Retail	21	—	—	21
Textiles, Apparel & Luxury Goods	346	—	—	346
Thrifts & Mortgage Finance	4	—	—	4
Trading Companies & Distributors	46	—	—	46
Transportation Infrastructure	159	—	—	159
Total Common Stocks	6,092	—	—	6,092
Total Assets	$6,092	$—	$—	$6,092
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the period ended June 30, 2018, the advisory fee rate (net of waiver) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2018, approximately $2,000 of advisory fees were waived and less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $6,100,000 and $0, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2018. For the period ended June 30, 2018, the Fund did not have any transactions with affiliates.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 20.0%.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research, and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN
2195084 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	20
Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Concentrated Real Estate Portfolio (the "Fund") performed during the period beginning June 18, 2018 (when the Fund commenced operations) and ended June 30, 2018.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Global Concentrated Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/18/18-6/30/18.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/18/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Real Estate Portfolio Class I^	$1,000.00	$1,005.00	$1,001.34	$0.31	$0.31	0.93%
Global Concentrated Real Estate Portfolio Class A^	1,000.00	1,004.00	1,001.22	0.43	0.43	1.30
Global Concentrated Real Estate Portfolio Class C^	1,000.00	1,004.00	1,000.97	0.68	0.67	2.05
Global Concentrated Real Estate Portfolio Class IS^	1,000.00	1,005.00	1,001.35	0.30	0.30	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 12/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on June 18, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Australia (1.3%)
GPT Group (The) REIT	5,331	$20
Scentre Group REIT	13,787	45
		65
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	865	16
China (0.3%)
China Overseas Land & Investment Ltd. (a)	4,768	16
Finland (0.3%)
Citycon Oyj	7,030	15
France (4.1%)
Gecina SA REIT	71	12
ICADE REIT	100	9
Klepierre SA REIT	2,228	84
Unibail-Rodamco-Westfield REIT	470	104
		209
Hong Kong (21.8%)
CK Asset Holdings Ltd.	2,000	16
Hongkong Land Holdings Ltd.	42,274	302
Hysan Development Co., Ltd.	14,000	78
Link REIT	5,000	46
Mandarin Oriental International Ltd.	53,380	124
New World Development Co., Ltd.	17,000	24
Sino Land Co., Ltd.	10,000	16
Sun Hung Kai Properties Ltd.	17,987	272
Swire Properties Ltd.	45,000	166
Wharf Holdings Ltd. (The)	3,000	10
Wharf Real Estate Investment Co., Ltd.	6,000	43
		1,097
Ireland (0.4%)
Green REIT PLC	10,970	19
Japan (4.3%)
GLP J-REIT	1	1
Invincible Investment Corp. REIT	35	16
Mitsubishi Estate Co., Ltd.	3,900	68
Mitsui Fudosan Co., Ltd.	3,900	94
Nippon Building Fund, Inc. REIT	4	23
NTT Urban Development Corp.	1,100	12
		214
Netherlands (1.0%)
Eurocommercial Properties N.V. CVA REIT	1,130	48
Norway (0.2%)
Entra ASA	770	10
Singapore (0.1%)
CapitaLand Ltd.	3,200	7
Spain (0.8%)
Inmobiliaria Colonial Socimi SA REIT	780	9
Merlin Properties Socimi SA REIT	2,210	32
		41
	Shares	Value (000)
Sweden (0.3%)
Hufvudstaden AB, Class A	1,060	$15
Switzerland (0.3%)
PSP Swiss Property AG (Registered)	140	13
United Kingdom (10.1%)
British Land Co., PLC (The) REIT	10,980	97
Derwent London PLC REIT	2,320	95
Great Portland Estates PLC REIT	12,580	119
Hammerson PLC REIT	3,510	24
Land Securities Group PLC REIT	13,140	166
St. Modwen Properties PLC	1,070	6
		507
United States (51.6%)
American Homes 4 Rent, Class A REIT	880	19
Apartment Investment & Management Co., Class A REIT	870	37
AvalonBay Communities, Inc. REIT	540	93
Boston Properties, Inc. REIT	1,660	208
Brixmor Property Group, Inc. REIT	4,290	75
Camden Property Trust REIT	380	35
DDR Corp. REIT	490	9
Equity Residential REIT	1,830	117
Essex Property Trust, Inc. REIT	160	38
Federal Realty Investment Trust REIT	230	29
Forest City Realty Trust, Inc., Class A REIT	1,210	28
GGP, Inc. REIT	9,020	184
HCP, Inc. REIT	1,820	47
Healthcare Realty Trust, Inc. REIT	570	17
Hilton Worldwide Holdings, Inc.	130	10
Host Hotels & Resorts, Inc. REIT	2,160	45
Hudson Pacific Properties, Inc. REIT	1,040	37
JBG SMITH Properties REIT	810	29
Kimco Realty Corp. REIT	2,329	40
Life Storage, Inc. REIT	260	25
Macerich Co. (The) REIT	1,720	98
Mack-Cali Realty Corp. REIT	3,610	73
Mid-America Apartment Communities, Inc. REIT	120	12
Paramount Group, Inc. REIT	2,580	40
Pennsylvania Real Estate Investment Trust REIT	1,070	12
ProLogis, Inc. REIT	420	28
Public Storage REIT	190	43
QTS Realty Trust, Inc., Class A REIT	290	11
Regency Centers Corp. REIT	1,440	89
RLJ Lodging Trust REIT	450	10
Simon Property Group, Inc. REIT	2,470	420
SL Green Realty Corp. REIT	2,723	274
Tanger Factory Outlet Centers, Inc. REIT	604	14
Ventas, Inc. REIT	280	16
Vornado Realty Trust REIT	3,883	287
Welltower, Inc. REIT	690	43
		2,592
Total Common Stocks (Cost $4,874)		4,884

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Global Concentrated Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $139)	138,890	$139
Total Investments (100.0%) (Cost $5,013) (b)		5,023
Liabilities in Excess of Other Assets (0.0%) (c)		(—	@)
Net Assets (100.0%)		$5,023

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,000 and the aggregate gross unrealized depreciation is approximately $63,000, resulting in net unrealized appreciation of approximately $10,000.

(c)  Amount is less than 0.05%.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	32.7%
Retail	26.9
Office	22.2
Other*	10.9
Residential	7.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,874)	$4,884
Investment in Security of Affiliated Issuer, at Value (Cost $139)	139
Total Investments in Securities, at Value (Cost $5,013)	5,023
Foreign Currency, at Value (Cost —@)	—	@
Prepaid Offering Costs	170
Dividends Receivable	12
Due from Adviser	11
Receivable for Investments Sold	10
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	1
Total Assets	5,227
Liabilities:
Payable for Offering Costs	176
Payable for Investments Purchased	22
Payable for Professional Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	1
Total Liabilities	204
Net Assets	$5,023
Net Assets Consist Of:
Paid-in-Capital	$5,000
Accumulated Undistributed Net Investment Income	11
Accumulated Undistributed Net Realized Gain	2
Unrealized Appreciation (Depreciation) on:
Investments	10
Foreign Currency Translation	—	@
Net Assets	$5,023

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$4,993
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.05
CLASS A:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.04
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.60
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.04
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.05

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Global Concentrated Real Estate Portfolio

Statement of Operations	Period from June 18, 2018^ to June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$13
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	13
Expenses:
Offering Costs	6
Professional Fees	5
Advisory Fees (Note B)	1
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Custodian Fees (Note F)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	1
Total Expenses	14
Expenses Reimbursed by Adviser (Note B)	(11)
Waiver of Advisory Fees (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	2
Net Investment Income	11
Realized Gain (Loss):
Investments Sold	2
Foreign Currency Translation	(—	@)
Net Realized Gain	2
Change in Unrealized Appreciation (Depreciation):
Investments	10
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	10
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	12
Net Increase in Net Assets Resulting from Operations	$23

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Global Concentrated Real Estate Portfolio

Statement of Changes in Net Assets	Period from June 18, 2018^ to June 30, 2018 (unaudited) (000)
Increase in Net Assets:
Operations:
Net Investment Income	$11
Net Realized Gain	2
Net Change in Unrealized Appreciation (Depreciation)	10
Net Increase in Net Assets Resulting from Operations	23
Capital Share Transactions:(1)
Class I:
Subscribed	4,970
Class A:
Subscribed	10
Class C:
Subscribed	10
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	5,000
Total Increase in Net Assets	5,023
Net Assets:
Beginning of Period	—
End of Period (Including Accumulated Undistributed Net Investment Income of $11)	$5,023
(1) Capital Share Transactions:
Class I:
Shares Subscribed	497
Class A:
Shares Subscribed	1
Class C:
Shares Subscribed	1
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.03
Total from Investment Operations	0.05
Net Asset Value, End of Period	$10.05
Total Return(3)	0.50	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,993
Ratio of Expenses to Average Net Assets(9)	0.93	%(4)(6)
Ratio of Net Investment Income to Average Net Assets(9)	6.89	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	0	%(5)(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.14	%(6)
Net Investment Loss to Average Net Assets	(0.32	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

(7)  Amount is less than 0.5%.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.02
Total from Investment Operations	0.04
Net Asset Value, End of Period	$10.04
Total Return(3)	0.40	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	1.30	%(4)(6)
Ratio of Net Investment Income to Average Net Assets(9)	6.50	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	0	%(5)(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	22.11	%(6)
Net Investment Loss to Average Net Assets	(14.31	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

(7)  Amount is less than 0.5%.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.02
Total from Investment Operations	0.04
Net Asset Value, End of Period	$10.04
Total Return(3)	0.40	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	2.05	%(4)(6)
Ratio of Net Investment Income to Average Net Assets(9)	5.78	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	0	%(5)(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	22.86	%(6)
Net Investment Loss to Average Net Assets	(15.03	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

(7)  Amount is less than 0.5%.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Global Concentrated Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.03
Total from Investment Operations	0.05
Net Asset Value, End of Period	$10.05
Total Return(3)	0.50	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	0.90	%(4)(6)
Ratio of Net Investment Income to Average Net Assets(9)	6.93	%(4)(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	0	%(5)(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.85	%(6)
Net Investment Loss to Average Net Assets	(14.02	)%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Not annualized.

(6)  Annualized.

(7)  Amount is less than 0.5%.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund commenced operations on June 18, 2018 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$1,641	$—	$—	$1,641
Health Care	123	—	—	123
Industrial	29	—	—	29
Lodging/Resorts	190	—	—	190
Office	1,115	—	—	1,115
Residential	367	—	—	367
Retail	1,351	—	—	1,351
Self Storage	68	—	—	68
Total Common Stocks	4,884	—	—	4,884
Short-Term Investment
Investment Company	139	—	—	139
Total Assets	$5,023	$—	$—	$5,023

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from

REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.75%	0.70%

For the period ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the period ended June 30, 2018, approximately $1,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $4,893,000 and $20,000, respectively.

There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the period ended June 30, 2018 is as follows:

Affiliated Investment Company	Value June 18, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$5,000	$4,861	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$139

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/
depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund did not have record owners of 10% or greater.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCRESAN
2195768 EXP. 08.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Semi-Annual Report

June 30, 2018

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Real Assets Portfolio (the "Fund") performed during the period beginning June 18, 2018 (when the Fund commenced operations) and ended June 30, 2018.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2018

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Expense Example (unaudited)

Real Assets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/18/18-6/30/18.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/18/18	Actual Ending Account Value 6/30/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Real Assets Portfolio Class I^	$1,000.00	$1,000.00	$1,001.39	$0.25	$0.25	0.76%
Real Assets Portfolio Class A^	1,000.00	1,000.00	1,001.27	0.38	0.38	1.15
Real Assets Portfolio Class C^	1,000.00	999.00	1,001.02	0.62	0.62	1.90
Real Assets Portfolio Class IS^	1,000.00	1,000.00	1,001.40	0.25	0.25	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 12/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on June 18, 2018.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments

Real Assets Portfolio

	Shares	Value (000)
Common Stocks (72.8%)
Australia (2.9%)
APA Group	3,072	$23
Atlas Arteria Ltd.	7,606	36
BHP Billiton Ltd.	910	23
GPT Group (The) REIT	2,732	10
Origin Energy Ltd. (a)	2,196	16
Scentre Group REIT	7,607	25
Spark Infrastructure Group	10,882	18
Sydney Airport	7,926	42
Transurban Group	8,980	80
Wesfarmers Ltd.	604	22
		295
Austria (0.3%)
voestalpine AG	554	25
Belgium (0.2%)
Ageas	422	21
Canada (5.3%)
Bank of Nova Scotia (The)	468	27
Canadian Pacific Railway Ltd.	230	42
Enbridge, Inc.	4,479	160
Finning International, Inc.	740	18
Hydro One Ltd.	3,300	50
National Bank of Canada	682	33
Pembina Pipeline Corp.	1,820	63
RioCan Real Estate Investment Trust REIT	431	8
Royal Bank of Canada	325	24
Toronto-Dominion Bank (The)	390	23
TransCanada Corp.	1,800	78
		526
China (0.5%)
China Gas Holdings Ltd. (c)	3,000	12
China Overseas Land & Investment Ltd. (c)	2,384	8
ENN Energy Holdings Ltd. (c)	3,000	29
		49
Denmark (0.4%)
Carlsberg A/S Series B	370	44
Finland (0.4%)
Citycon Oyj	3,894	8
Nokian Renkaat Oyj	704	28
		36
France (3.8%)
Aeroports de Paris (ADP)	80	18
CNP Assurances	710	16
Credit Agricole SA	1,386	18
Eurofins Scientific	31	17
Gecina SA REIT	41	7
Getlink	5,159	71
ICADE REIT	70	7
Klepierre SA REIT	1,087	41
	Shares	Value (000)
SEB SA	118	$21
Unibail-Rodamco-Westfield REIT	220	48
Vinci SA	1,167	112
		376
Germany (0.8%)
BASF SE	371	36
Fraport AG Frankfurt Airport Services Worldwide	94	9
thyssenKrupp AG	587	14
Volkswagen AG (Preference)	152	25
		84
Hong Kong (5.6%)
CK Asset Holdings Ltd.	1,000	8
Galaxy Entertainment Group Ltd.	2,679	21
Hongkong Land Holdings Ltd.	25,300	181
Hysan Development Co., Ltd.	7,000	39
Link REIT	2,500	23
New World Development Co., Ltd.	9,000	13
Sun Hung Kai Properties Ltd.	10,083	152
Swire Properties Ltd.	28,400	105
Wharf Real Estate Investment Co., Ltd.	2,000	14
		556
India (0.2%)
Azure Power Global Ltd. (a)	1,700	25
Ireland (0.1%)
Green REIT PLC	6,370	11
Italy (0.8%)
Atlantia SpA	1,750	52
Italgas SpA	2,250	12
Snam SpA	2,990	13
		77
Japan (3.6%)
East Japan Railway Co.	200	19
GLP J-REIT	5	5
Hikari Tsushin, Inc.	86	15
ITOCHU Corp.	1,444	26
Japan Tobacco, Inc.	705	20
JXTG Holdings, Inc.	2,958	21
Mitsubishi Corp.	967	27
Mitsubishi Estate Co., Ltd.	2,400	42
Mitsui & Co., Ltd.	1,080	18
Mitsui Fudosan Co., Ltd.	1,900	46
Nippon Building Fund, Inc. REIT	2	11
Panasonic Corp.	1,266	17
Shiseido Co., Ltd.	194	15
Sumitomo Corp.	1,321	22
Sumitomo Mitsui Financial Group, Inc.	966	38
West Japan Railway Co.	200	15
		357

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
Mexico (1.2%)
Grupo Aeroportuario del Pacifico SAB de CV	2,239	$21
Promotora y Operadora de Infraestructura SAB de CV	11,465	102
		123
Netherlands (1.0%)
Eurocommercial Properties N.V. CVA REIT	700	30
ING Groep N.V.	1,620	23
Koninklijke DSM N.V.	205	21
Koninklijke Vopak N.V.	650	30
		104
New Zealand (0.2%)
Auckland International Airport Ltd.	5,211	24
Norway (0.3%)
Equinor ASA	971	26
Singapore (0.2%)
Golden Agri-Resources Ltd.	72,038	16
Spain (2.3%)
Aena SME SA	100	18
Atlantica Yield PLC	5,560	112
Ferrovial SA	2,249	46
Merlin Properties Socimi SA REIT	1,100	16
Red Electrica Corp., SA	960	20
Repsol SA	1,047	21
		233
Sweden (0.1%)
Hufvudstaden AB, Class A	640	9
Switzerland (0.5%)
Barry Callebaut AG (Registered)	9	16
Clariant AG (Registered) (a)	681	17
Sika AG (Registered)	117	16
		49
United Kingdom (7.2%)
British Land Co., PLC (The) REIT	7,080	63
Derwent London PLC REIT	1,380	57
Diageo PLC	566	20
GlaxoSmithKline PLC	885	18
Great Portland Estates PLC REIT	8,080	76
Hammerson PLC REIT	2,390	16
HSBC Holdings PLC	2,269	21
John Laing Group PLC	20,512	75
Land Securities Group PLC REIT	7,800	98
National Grid PLC	10,260	114
Pennon Group PLC	1,210	13
Royal Dutch Shell PLC, Class A	637	22
Severn Trent PLC	1,650	43
Standard Chartered PLC	2,132	19
United Utilities Group PLC	4,320	44
Weir Group PLC (The)	773	20
		719
	Shares	Value (000)
United States (34.9%)
AbbVie, Inc.	170	$16
Accenture PLC, Class A	104	17
Aetna, Inc.	107	20
Agilent Technologies, Inc.	399	25
Alphabet, Inc., Class C (a)	44	49
Amazon.com, Inc. (a)	30	51
American Homes 4 Rent, Class A REIT	310	7
American Tower Corp. REIT	904	130
American Water Works Co., Inc.	460	39
Amphenol Corp., Class A	438	38
Analog Devices, Inc.	266	26
Apartment Investment & Management Co., Class A REIT	280	12
Apple, Inc.	298	55
Arrow Electronics, Inc. (a)	219	16
AT&T, Inc.	710	23
Atmos Energy Corp.	430	39
AvalonBay Communities, Inc. REIT	280	48
Boston Properties, Inc. REIT	840	105
Boston Scientific Corp. (a)	972	32
Brixmor Property Group, Inc. REIT	2,420	42
Camden Property Trust REIT	260	24
Caterpillar, Inc.	150	20
CBS Corp., Class B	319	18
Charles Schwab Corp. (The)	306	16
Charter Communications, Inc., Class A (a)	58	17
Cheniere Energy, Inc. (a)	580	38
Chevron Corp.	243	31
Cigna Corp.	112	19
Cognex Corp.	339	15
Comerica, Inc.	185	17
Cooper Cos., Inc. (The)	113	27
Crown Castle International Corp. REIT	876	94
CSX Corp.	470	30
Edison International	830	53
Equity Residential REIT	860	55
Essex Property Trust, Inc. REIT	100	24
Estee Lauder Cos., Inc. (The), Class A	143	20
Eversource Energy	460	27
Facebook, Inc., Class A (a)	137	27
Federal Realty Investment Trust REIT	80	10
Forest City Realty Trust, Inc., Class A REIT	470	11
Freeport-McMoRan, Inc.	832	14
GGP, Inc. REIT	4,340	89
Gilead Sciences, Inc.	234	17
Goldman Sachs Group, Inc. (The)	133	29
Halliburton Co.	600	27
Harris Corp.	244	35
HCP, Inc. REIT	1,050	27
Healthcare Realty Trust, Inc. REIT	290	8
Hilton Worldwide Holdings, Inc.	50	4

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Shares	Value (000)
United States (cont'd)
Host Hotels & Resorts, Inc. REIT	1,240	$26
Hudson Pacific Properties, Inc. REIT	460	16
International Business Machines Corp.	286	40
Intuit, Inc.	119	24
JB Hunt Transport Services, Inc.	177	22
JBG SMITH Properties REIT	330	12
Johnson & Johnson	155	19
JPMorgan Chase & Co.	224	23
Kimco Realty Corp. REIT	1,212	21
Kinder Morgan, Inc.	4,700	83
Lincoln National Corp.	294	18
LyondellBasell Industries N.V., Class A	205	23
Macerich Co. (The) REIT	940	53
Mack-Cali Realty Corp. REIT	2,020	41
Mastercard, Inc., Class A	146	29
Merck & Co., Inc.	323	20
Microsoft Corp.	455	45
Mid-America Apartment Communities, Inc. REIT	60	6
NiSource, Inc.	520	14
Northern Trust Corp.	195	20
Paramount Group, Inc. REIT	850	13
PepsiCo, Inc.	227	25
Pfizer, Inc.	888	32
PG&E Corp.	1,180	50
Philip Morris International, Inc.	216	17
Phillips 66	169	19
ProLogis, Inc. REIT	160	11
Prudential Financial, Inc.	286	27
Public Storage REIT	40	9
QTS Realty Trust, Inc., Class A REIT	140	6
QUALCOMM, Inc.	370	21
Red Hat, Inc. (a)	148	20
Regency Centers Corp. REIT	700	43
RLJ Lodging Trust REIT	320	7
salesforce.com, Inc. (a)	201	27
SBA Communications Corp. REIT (a)	200	33
SEI Investments Co.	326	20
Sempra Energy	660	77
Simon Property Group, Inc. REIT	1,300	221
SL Green Realty Corp. REIT	1,346	135
Targa Resources Corp.	540	27
Textron, Inc.	340	22
Thermo Fisher Scientific, Inc.	120	25
Union Pacific Corp.	300	42
UnitedHealth Group, Inc.	110	27
Ventas, Inc. REIT	160	9
Verizon Communications, Inc.	494	25
Vornado Realty Trust REIT	2,041	151
Walt Disney Co. (The)	224	23
Welltower, Inc. REIT	330	21
Westlake Chemical Corp.	181	19
	Shares		Value (000)
Williams Cos., Inc. (The)		2,293	$62
Xylem, Inc.		264	18
Yum! Brands, Inc.		244	19
			3,491
Total Common Stocks (Cost $7,294)			7,276
	Face Amount (000)
Sovereign (13.3%)
Australia (0.2%)
Australia Government Bond, 0.75%, 11/21/27	AUD	34	26
Canada (0.4%)
Canadian Government Real Return Bond,
1.25%, 12/1/47	CAD	19	18
3.00%, 12/1/36		21	23
			41
France (2.4%)
French Republic Government Bond OAT,
0.10%, 7/25/47 (b)	EUR	11	15
1.10%, 7/25/22		67	87
1.85%, 7/25/27		50	74
3.15%, 7/25/32		33	61
			237
Germany (0.6%)
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/26 - 4/15/46		43	58
Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
0.10%, 5/15/22 (b)		66	77
1.30%, 5/15/28 (b)		48	55
2.55%, 9/15/41		13	17
			149
New Zealand (0.1%)
New Zealand Government Inflation Linked Bond,
3.00%, 9/20/30	NZD	15	12
Spain (0.6%)
Spain Government Inflation Linked Bond,
1.80%, 11/30/24 (b)	EUR	41	56
United Kingdom (7.5%)
United Kingdom Gilt Inflation Linked,
0.13%, 11/22/36	GBP	51	92
0.25%, 3/22/52		42	99
0.38%, 3/22/62		40	117
0.63%, 11/22/42		37	81
0.75%, 11/22/47		48	119
1.25%, 11/22/27 - 11/22/32		89	162
1.88%, 11/22/22		53	83
			753
Total Sovereign (Cost $1,330)			1,332

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Portfolio of Investments (cont'd)

Real Assets Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (9.9%)
United States (9.9%)
U.S. Treasury Notes,
0.13%, 4/15/20 - 7/15/24	$569	$557
0.38%, 1/15/27	218	212
0.75%, 2/15/42	60	59
1.00%, 2/15/46	72	74
3.88%, 4/15/29	67	89
Total U.S. Treasury Securities (Cost $986)		991
	Shares
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $407)	407,292	407
Total Investments (100.1%) (Cost $10,017) (d)(e)		10,006
Liabilities in Excess of Other Assets (–0.1%)		(8)
Net Assets (100.0%)		$9,998

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security trades on the Hong Kong exchange.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(e)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $118,000 and the aggregate gross unrealized depreciation is approximately $128,000, resulting in net unrealized depreciation of approximately $10,000.

CVA  Certificaten Van Aandelen.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	35		$26	7/12/18	$—	@
Bank of America NA	CAD	54		$40	7/12/18	(—	@)
Bank of America NA	EUR	427		$497	7/12/18	(2)
Bank of America NA	GBP	562		$746	7/12/18	3
Bank of America NA	NZD	18		$13	7/12/18	—	@
JPMorgan Chase Bank NA	GBP	5		$6	7/12/18	—	@
JPMorgan Chase Bank NA		$3	EUR	2	7/12/18	—	@
						$1

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

NZD  —  New Zealand Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.7%
Equity Real Estate Investment Trusts (REITs)	20.3
Sovereign	13.3
U.S. Treasury Securities	9.9
Oil, Gas & Consumable Fuels	7.1
Real Estate Management & Development	6.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities	June 30, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,610)	$9,599
Investment in Security of Affiliated Issuer, at Value (Cost $407)	407
Total Investments in Securities, at Value (Cost $10,017)	10,006
Foreign Currency, at Value (Cost $2)	2
Prepaid Offering Costs	170
Dividends Receivable	14
Receivable for Investments Sold	11
Interest Receivable	6
Due from Adviser	10
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	3
Receivable from Affiliate	1
Tax Reclaim Receivable	—	@
Other Assets	1
Total Assets	10,224
Liabilities:
Payable for Offering Costs	176
Payable for Investments Purchased	41
Payable for Professional Fees	5
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	2
Total Liabilities	226
Net Assets	$9,998
Net Assets Consist Of:
Paid-in-Capital	$10,000
Undistributed Net Investment Income	33
Net Realized Loss	(25)
Unrealized Appreciation (Depreciation) on:
Investments	(11)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translation	—	@
Net Assets	$9,998

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Real Assets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2018 (000)
CLASS I:
Net Assets	$9,968
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	997,000
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.00
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.55
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.99
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018 (unaudited)

Real Assets Portfolio

Statement of Operations	Period from June 18, 2018^ to June 30, 2018 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$33
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	2
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	36
Expenses:
Offering Costs	6
Professional Fees	5
Advisory Fees (Note B)	2
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Custodian Fees (Note F)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	1
Total Expenses	15
Expenses Reimbursed by Adviser (Note B)	(10)
Waiver of Advisory Fees (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	3
Net Investment Income	33
Realized Loss:
Investments Sold	(25)
Foreign Currency Translation	(—	@)
Net Realized Loss	(25)
Change in Unrealized Appreciation (Depreciation):
Investments	(11)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	(10)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(35)
Net Decrease in Net Assets Resulting from Operations	$(2)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Real Assets Portfolio

Statement of Changes in Net Assets	Period from June 18, 2018^ to June 30, 2018 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$33
Net Realized Loss	(25)
Net Change in Unrealized Appreciation (Depreciation)	(10)
Net Decrease in Net Assets Resulting from Operations	(2)
Capital Share Transactions:(1)
Class I:
Subscribed	9,970
Class A:
Subscribed	10
Class C:
Subscribed	10
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	10,000
Total Increase in Net Assets	9,998
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed Net Investment Income of $33)	$9,998
(1) Capital Share Transactions:
Class I:
Shares Subscribed	997
Class A:
Shares Subscribed	1
Class C:
Shares Subscribed	1
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Real Assets Portfolio

	Class I
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(0.03)
Total from Investment Operations	(0.00	)(3)
Net Asset Value, End of Period	$10.00
Total Return(4)	(0.00	)%(6)(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,968
Ratio of Expenses to Average Net Assets(9)	0.76	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	10.16	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	11	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.34	%(8)
Net Investment Income to Average Net Assets	6.58	%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Real Assets Portfolio

	Class A
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(0.03)
Total from Investment Operations	(0.00	)(3)
Net Asset Value, End of Period	$10.00
Total Return(4)	(0.00	)%(6)(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	1.15	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	9.81	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	11	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	18.42	%(8)
Net Investment Loss to Average Net Assets	(7.46	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Real Assets Portfolio

	Class C
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(0.04)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$9.99
Total Return(3)	(0.10	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(8)	1.90	%(4)(7)
Ratio of Net Investment Income to Average Net Assets(8)	8.99	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(5)(7)
Portfolio Turnover Rate	11	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.16	%(7)
Net Investment Loss to Average Net Assets	(8.27	)%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Financial Highlights

Real Assets Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from June 18, 2018(1) to June 30, 2018 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(0.03)
Total from Investment Operations	(0.00	)(3)
Net Asset Value, End of Period	$10.00
Total Return(4)	(0.00	)%(6)(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets(9)	0.75	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	10.15	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)
Portfolio Turnover Rate	11	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	18.17	%(8)
Net Investment Loss to Average Net Assets	(7.27	)%(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-two separate, active, diversified and non-diversified funds (individually referred to as a "Fund", collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Real Assets Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund commenced operations on June 18, 2018 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$57	$—	$—	$57
Auto Components	28	—	—	28
Automobiles	25	—	—	25
Banks	266	—	—	266
Beverages	89	—	—	89
Biotechnology	33	—	—	33
Capital Markets	85	—	—	85
Chemicals	132	—	—	132
Construction & Engineering	233	—	—	233
Diversified Telecommunication Services	48	—	—	48
Electric Utilities	218	—	—	218
Electronic Equipment, Instruments & Components	69	—	—	69
Energy Equipment & Services	27	—	—	27
Equity Real Estate Investment Trusts (REITs)	2,030	—	—	2,030
Food & Staples Retailing	22	—	—	22
Food Products	32	—	—	32
Gas Utilities	115	—	—	115
Health Care Equipment & Supplies	59	—	—	59
Health Care Providers & Services	66	—	—	66
Hotels, Restaurants & Leisure	44	—	—	44
Household Durables	38	—	—	38
Independent Power & Renewable Electricity Producers	137	—	—	137
Information Technology Services	86	—	—	86
Insurance	82	—	—	82
Internet & Direct Marketing Retail	51	—	—	51
Internet Software & Services	76	—	—	76
Life Sciences Tools & Services	67	—	—	67
Machinery	58	—	—	58
Media	58	—	—	58
Metals & Mining	76	—	—	76
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Multi-Utilities	$205	$—	$—	$205
Oil, Gas & Consumable Fuels	710	—	—	710
Personal Products	35	—	—	35
Pharmaceuticals	89	—	—	89
Real Estate Management & Development	667	—	—	667
Road & Rail	170	—	—	170
Semiconductors & Semiconductor Equipment	47	—	—	47
Software	116	—	—	116
Specialty Retail	15	—	—	15
Tech Hardware, Storage & Peripherals	55	—	—	55
Tobacco	37	—	—	37
Trading Companies & Distributors	111	—	—	111
Transportation Infrastructure	473	—	—	473
Water Utilities	139	—	—	139
Total Common Stocks	7,276	—	—	7,276
Sovereign	—	1,332	—	1,332
U.S. Treasury Securities	—	991	—	991
Short-Term Investment
Investment Company	407	—	—	407
Foreign Currency Forward Exchange Contracts	—	3	—	3
Total Assets	7,683	2,326	—	10,009
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2)	—	(2)
Total	$7,683	$2,324	$—	$10,007

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815") is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$3
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(2)

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the period ended June 30, 2018 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1

At June 30, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$3	$(2)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3	$(2)	$—	$1
JPMorgan Chase Bank NA	— @	—	—	— @
Total	$3	$(2)	$—	$1
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty Gross Liability Derivatives Presented in the	Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2	$(2)	$—	$0

@ Value is less than $500.

For the period ended June 30, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$222,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the period ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the period ended June 30, 2018, approximately $2,000 of advisory fees were waived and approximately $10,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Com-

pany's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $9,674,000 and $1,022,000, respectively. For the period ended June 30, 2018, purchases of long-term U.S. Government securities were approximately $985,000.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Notes to Financial Statements (unaudited) (cont'd)

Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended June 30, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the period ended June 30, 2018 is as follows:

Affiliated Investment Company	Value June 18, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$10,200	$9,793	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2018 (000)
Liquidity Funds	$—	$—	$407

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the period ended June 30, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2018, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited)

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Investment Advisory Agreement Approval (unaudited) (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2018

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIRASAN
2195745 EXP. 08.31.19

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 21, 2018